                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             [X] Pre-Effective Amendment No. 1 (File No. 333-157590)

                      [ ] Post-Effective Amendment No. [ ]
                        (Check Appropriate Box or Boxes)

                   RiverSource High Yield Income Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933. It is proposed that this filing will become effective on April 17, 2009.

                                 SELIGMAN FUNDS
                         734 Ameriprise Financial Center
                          Minneapolis, Minnesota 55474

                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

                          SELIGMAN CORE FIXED INCOME FUND, INC.
                          SELIGMAN GLOBAL FUND SERIES, INC.
                              Seligman Emerging Markets Fund
                              Seligman Global Growth Fund
                              Seligman International Growth Fund
                          SELIGMAN INCOME AND GROWTH FUND, INC.
                          SELIGMAN HIGH INCOME FUND SERIES
                              Seligman High-Yield Fund
                              Seligman U.S. Government Securities Fund
                             TO BE HELD JUNE 2, 2009

A Joint Special Meeting of Shareholders (the "Meeting") of each of the Seligman Funds listed above will be held at 10:00 a.m. CDT on June 2, 2009, at The Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the Minnesota River Room on the Third floor. At the Meeting, shareholders will consider the following proposals with respect to their Selling Fund:

THE REORGANIZATION PROPOSALS:

Shareholders of each Selling Fund will vote separately to approve an Agreement and Plan of Reorganization by and among each Selling Fund, its corresponding Buying Fund and RiverSource Investments, LLC (each an "Agreement and Plan of Reorganization"), as shown below:

PROPOSAL  SELLING FUND                                  BUYING FUND
1.        Seligman Core Fixed Income Fund, Inc.         RiverSource Diversified Bond Fund
2.        Seligman Emerging Markets Fund                Threadneedle Emerging Markets Fund
3.        Seligman Global Growth Fund                   Threadneedle Global Equity Fund
4.        Seligman High-Yield Fund                      RiverSource High Yield Bond Fund
5.        Seligman Income and Growth Fund, Inc.         RiverSource Balanced Fund
6.        Seligman International Growth Fund            RiverSource Partners International Select
                                                        Growth Fund
7.        Seligman U.S. Government Securities Fund      RiverSource Short Duration U.S. Government
                                                        Fund


Pursuant to each Agreement and Plan of Reorganization, each Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

THE MANAGER OF MANAGERS PROPOSALS:

Shareholders of each Seligman Subadvised Fund, as listed below, will consider the following proposal with respect to their Seligman Subadvised Fund:

PROPOSAL  SELIGMAN SUBADVISED FUND
8.        Seligman Emerging Markets Fund                To approve a policy authorizing RiverSource
-----------------------------------------------------   Investments, LLC, with the approval of the
9.        Seligman Global Growth Fund                   Board of Directors, to retain and to
                                                        replace subadvisers, or to modify
                                                        subadvisory agreements, without obtaining
                                                        shareholder approval.
-----------------------------------------------------
10.       Seligman International Growth Fund


Please take some time to read the combined proxy statement/prospectus. It discusses these proposals in more detail. If you were a shareholder on April 3, 2009, you may vote at the Meeting or at any adjournment or postponement of the Meeting. We hope you can attend the Meeting. Even if you plan to attend the Meeting, please vote by telephone, internet or mail. Just follow the instructions on the enclosed proxy card. If you have questions, please call toll free at (866) 438-8932. It is important that you vote. The Board of Directors/Trustees of each Selling Fund and Seligman Subadvised Fund recommends that you vote FOR the proposal(s) applicable to it. The combined proxy statement/prospectus is expected to be mailed to shareholders on or about April 17, 2009.

                                    By order of the Boards of Directors/Trustees

                                    -s- Scott R. Plummer
                                    Scott R. Plummer, Secretary
                                    April 17, 2009



                       THIS PAGE LEFT BLANK INTENTIONALLY





                          SELIGMAN CORE FIXED INCOME FUND, INC.
                          SELIGMAN GLOBAL FUND SERIES, INC.
                              Seligman Emerging Markets Fund
                              Seligman Global Growth Fund
                              Seligman International Growth Fund
                          SELIGMAN INCOME AND GROWTH FUND, INC.
                          SELIGMAN HIGH INCOME FUND SERIES
                              Seligman High-Yield Fund
                              Seligman U.S. Government Securities Fund

                       COMBINED PROXY STATEMENT/PROSPECTUS

                              DATED APRIL 17, 2009

This document is a proxy statement for each Selling Fund and each Seligman Subadvised Fund (each as defined below), and a prospectus for each Buying Fund (as defined below). The address and telephone number of each Selling Fund and Buying Fund is 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 and
(888) 791-3380. This combined proxy statement/prospectus and the enclosed proxy card are expected to be mailed to shareholders ("shareholders" or "stockholders") beginning on or about April 17, 2009. This combined proxy statement/prospectus contains information you should know before voting on the following proposal(s) with respect to your Fund (as indicated below):


                                                                                    TO BE VOTED ON
PROPOSAL                                                                            BY SHAREHOLDERS OF:
---------------------------------------------------------------------------------------------------------------------------
1.  To approve the Agreement and Plan of Reorganization (the "Agreement") by        Seligman Core Fixed Income Fund, Inc.
    and among Seligman Core Fixed Income Fund, Inc. ("Seligman Core Fixed
    Income Fund" or the "Selling Fund"), RiverSource Diversified Bond Fund (the
    "Buying Fund"), a series of RiverSource Diversified Income Series, Inc., and RiverSource Investments, LLC ("RiverSource Investments"). Under this
    Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated
    below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the
    Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

   Selling Fund         Buying Fund

   Class A              Class A
   Class B              Class B
   Class C              Class C
   Class R*             Class R2
   Class I*             Class R5

---------------------------------------------------------------------------------------------------------------------------
2.  To approve the Agreement and Plan of Reorganization (the "Agreement") by        Seligman Emerging Markets Fund
    and among Seligman Emerging Markets Fund (the "Selling Fund"), a series of
    Seligman Global Fund Series, Inc., Threadneedle Emerging Markets Fund (the
    "Buying Fund"), a series of RiverSource Global Series, Inc., and
    RiverSource Investments, LLC. Under this Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying
    Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

   Selling Fund         Buying Fund

   Class A              Class A
   Class B              Class B
   Class C              Class C
   Class R*             Class R2
   Class I*             Class R5

---------------------------------------------------------------------------------------------------------------------------


                                        1



                                                                                    TO BE VOTED ON
PROPOSAL                                                                            BY SHAREHOLDERS OF:
---------------------------------------------------------------------------------------------------------------------------
3.  To approve the Agreement and Plan of Reorganization (the "Agreement") by        Seligman Global Growth Fund
    and among Seligman Global Growth Fund (the "Selling Fund"), a series of
    Seligman Global Fund Series, Inc., Threadneedle Global Equity Fund (the
    "Buying Fund"), a series of RiverSource Global Series, Inc., and
    RiverSource Investments, LLC. Under this Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying
    Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

   Selling Fund         Buying Fund

   Class A              Class A
   Class B              Class B
   Class C              Class C
   Class R*             Class R2
   Class I*             Class R5

---------------------------------------------------------------------------------------------------------------------------
4.  To approve the Agreement and Plan of Reorganization (the "Agreement") by        Seligman High-Yield Fund
    and among Seligman High-Yield Fund (the "Selling Fund"), a series of
    Seligman High Income Fund Series, RiverSource High Yield Bond Fund (the
    "Buying Fund"), a series of RiverSource High Yield Income Series, Inc., and
    RiverSource Investments, LLC. Under this Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying
    Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

   Selling Fund         Buying Fund

   Class A              Class A
   Class B              Class B
   Class C              Class C
   Class R*             Class R2
   Class I*             Class R5

---------------------------------------------------------------------------------------------------------------------------
5.  To approve the Agreement and Plan of Reorganization (the "Agreement") by        Seligman Income and Growth Fund, Inc.
    and among Seligman Income and Growth Fund, Inc. ("Seligman Income and
    Growth Fund" or the "Selling Fund"), RiverSource Balanced Fund (the "Buying
    Fund"), a series of RiverSource Investment Series, Inc., and RiverSource
    Investments, LLC. Under this Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding
    Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying
    Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

   Selling Fund         Buying Fund

   Class A              Class A
   Class B              Class B
   Class C              Class C
   Class R*             Class R2
   Class I*             Class R5

---------------------------------------------------------------------------------------------------------------------------


                                        2



                                                                                    TO BE VOTED ON
PROPOSAL                                                                            BY SHAREHOLDERS OF:
---------------------------------------------------------------------------------------------------------------------------
6.  To approve the Agreement and Plan of Reorganization (the "Agreement") by        Seligman International Growth Fund
    and among Seligman International Growth Fund (the "Selling Fund"), a series of Seligman Global Fund Series, Inc., RiverSource Partners International
    Select Growth Fund (the "Buying Fund"), a series of RiverSource
    International Managers Series, Inc., and RiverSource Investments, LLC.
    Under this Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

   Selling Fund         Buying Fund

   Class A              Class A
   Class B              Class B
   Class C              Class C
   Class R*             Class R2
   Class I*             Class R5

---------------------------------------------------------------------------------------------------------------------------
7.  To approve the Agreement and Plan of Reorganization (the "Agreement") by        Seligman U.S. Government Securities Fund
    and among Seligman U.S. Government Securities Fund (the "Selling Fund"), a
    series of Seligman High Income Fund Series, RiverSource Short Duration U.S.
    Government Fund (the "Buying Fund"), a series of RiverSource Government
    Income Series, Inc., and RiverSource Investments, LLC. Under this
    Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated
    below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the
    Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

   Selling Fund         Buying Fund

   Class A              Class A
   Class B              Class B
   Class C              Class C
   Class R*             Class R2

---------------------------------------------------------------------------------------------------------------------------
8.  To approve a policy authorizing RiverSource Investments, LLC, the               Seligman Emerging Markets Fund
    investment adviser to Seligman Emerging Markets Fund (a "Seligman
    Subadvised Fund" and a "Seligman Fund"), with the approval of the Board of
    Directors (the "Board") to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval (the "Manager of Managers
    Proposal").

---------------------------------------------------------------------------------------------------------------------------
9.  To approve a policy authorizing RiverSource Investments, LLC, the               Seligman Global Growth Fund
    investment adviser to Seligman Global Growth Fund (a "Seligman Subadvised
    Fund" and a "Seligman Fund"), with the approval of the Board of Directors
    (the "Board") to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval (the "Manager of Managers
    Proposal").

---------------------------------------------------------------------------------------------------------------------------
10. To approve a policy authorizing RiverSource Investments, LLC, the               Seligman International Growth Fund
    investment adviser to Seligman International Growth Fund (a "Seligman
    Subadvised Fund" and a "Seligman Fund"), with the approval of the Board of
    Directors (the "Board") to enter into and materially amend a  subadvisory agreement, without obtaining shareholder approval (the "Manager of Managers
    Proposal").

---------------------------------------------------------------------------------------------------------------------------


* Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman Funds will be redesignated as Class R2 and Class R5 shares, respectively. However, for convenience of reference, this combined proxy statement/prospectus refers to each class of shares by its designation as of the date of this proxy statement/prospectus.

These proposals will be considered by shareholders of the Selling Funds (including the Seligman Subadvised Funds) at a joint special meeting of such shareholders (the "Meeting") that will be held at 10:00 a.m. CDT on June 2, 2009, at The Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the Minnesota River Room on the Third floor. Each of the Selling Funds and the Buying Funds (collectively, the "Funds") is a registered open-end management investment company (or a series thereof) and is part of the RiverSource Family of Funds, which includes funds branded "RiverSource," "RiverSource Partners," "Threadneedle" and "Seligman." Please read this combined proxy statement/prospectus and keep it for future reference.

The Board of Directors/Trustees of each Selling Fund (including the Seligman Subadvised Funds) (the "Board" or the "Board of Directors/Trustees") has reviewed these proposals and recommends that you approve them.


                                        3





Although the Board of each Selling Fund recommends that shareholders approve the reorganization of each Selling Fund with the corresponding Buying Fund (each a "Reorganization"), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund (or upon approval of the Manager of Managers Proposal by any Seligman Subadvised Fund). Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of another Selling Fund do not approve that Selling Fund's Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this combined proxy statement/prospectus.

Similarly, although the Board recommends that shareholders of each Seligman Subadvised Fund approve the Manager of Managers Proposal, each Manager of Managers Proposal is not conditioned upon the approval of the Manager of Managers Proposal for any other Seligman Subadvised Fund (or upon approval of the Reorganization of the Seligman Subadvised Fund).

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the corresponding Buying Fund ("Reorganization Shares") and the assumption by the corresponding Buying Fund of all of the Selling Fund's liabilities.

- Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. The Reorganization Shares of each class of each Buying Fund will be distributed to the shareholders of the corresponding class of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of the corresponding Selling Fund Class A shares at the time of the Reorganization. You will not pay any sales charge in connection with this distribution of Reorganization Shares. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

WHERE TO GET MORE INFORMATION

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this combined proxy statement/prospectus by reference:

- the prospectus of Seligman Core Fixed Income Fund, dated Feb. 2, 2009, as supplemented to date;

- the prospectuses of Seligman Global Growth Fund, Seligman Emerging Markets Fund and Seligman International Growth Fund, each dated March 2, 2009, as supplemented to date;

- the prospectuses of Seligman U.S. Government Securities Fund, Seligman High-Yield Fund and Seligman Income and Growth Fund, each dated May 1, 2008, as supplemented to date;

- the Statement of Additional Information of Seligman Core Fixed Income Fund, dated Feb. 2, 2009, as supplemented to date;

- the Statement of Additional Information of Seligman Global Growth Fund, Seligman Emerging Markets Fund and Seligman International Growth Fund, each dated March 2, 2009, as supplemented to date;

- the Statement of Additional Information of Seligman U.S. Government Securities Fund and Seligman High-Yield Fund, dated May 1, 2008, as supplemented to date;

- the Statement of Additional Information of Seligman Income and Growth Fund, dated May 1, 2008, as supplemented to date;

- the Statement of Additional Information relating to the Reorganizations, dated April 17, 2009 (the "Reorganization SAI");

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Core Fixed Income Fund, for the period ended Sept. 30, 2008;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Global Growth Fund, Seligman Emerging Markets Fund and Seligman International Growth Fund, for the period ended Oct. 31, 2008;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman High-Yield Fund for the period ended Dec. 31, 2008;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Income and Growth Fund, for the period ended Dec. 31, 2008;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman U.S. Government Securities Fund for the period ended Dec. 31, 2008.


                                        4





- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Diversified Bond Fund, for the period ended Aug. 31, 2008;

- the Reports of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Reports to Shareholders of Threadneedle Emerging Markets Fund, Threadneedle Global Equity Fund and RiverSource Partners International Select Growth Fund, each for the period ended Oct. 31, 2008;

- the Reports of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Reports to Shareholders of RiverSource High Yield Bond Fund and RiverSource Short Duration U.S. Government Fund each for the period ended May 31, 2008 and the unaudited financial statements included in the Semiannual Reports to Shareholders of RiverSource High Yield Bond Fund and RiverSource Short Duration U.S. Government Fund, each for the period ended Nov. 30, 2008; and

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Balanced Fund, for the period ended Sept. 30, 2008.

For a copy, at no charge, of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Fund's proxy solicitor toll free at (866) 438-8932.

If the Reorganization is approved by shareholders at the meeting scheduled to be held on June 2, 2009, and occurs prior to the required mailing date of the shareholder report, any shareholder may request a copy free of charge of the semiannual report for Seligman Income and Growth Fund, Seligman High-Yield Fund and/or Seligman U.S. Government Securities Fund for the period ended June 30, 2008, by calling toll free at (888) 791-3380.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at www.sec.gov.

PLEASE NOTE THAT THE FUNDS ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR INVESTMENT OBJECTIVES.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.


                                        5



                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
SECTION A -- REORGANIZATION PROPOSALS............................................     9

  SUMMARY........................................................................     9

    How Each Reorganization Will Work............................................     9

    Tax Consequences.............................................................     9

    Fees and Expenses............................................................    10

     Proposal 1. Reorganization of Seligman Core Fixed Income Fund into
       RiverSource Diversified Bond Fund........................................     10

     Proposal 2. Reorganization of Seligman Emerging Markets Fund into
       Threadneedle Emerging Markets Fund.......................................     13

     Proposal 3. Reorganization of Seligman Global Growth Fund into Threadneedle
       Global Equity Fund.......................................................     15

     Proposal 4. Reorganization of Seligman High-Yield Fund into RiverSource
       High Yield Bond Fund.....................................................     17

     Proposal 5. Reorganization of Seligman Income and Growth Fund into
       RiverSource Balanced Fund................................................     19

     Proposal 6. Reorganization of Seligman International Growth Fund into
       RiverSource Partners International Select Growth Fund....................     21

     Proposal 7. Reorganization of Seligman U.S. Government Securities Fund into
       RiverSource Short Duration U.S. Government Fund..........................     24

  PROPOSAL 1. REORGANIZATION OF SELIGMAN CORE FIXED INCOME FUND INTO RIVERSOURCE
    DIVERSIFIED BOND FUND........................................................    26

    Comparison of Investment Objectives..........................................    26

    Comparison of Principal Investment Strategies................................    26

    Comparison of Fundamental Policies...........................................    29

    Comparison of Nonfundamental Policies and Related Investment Strategies......    30

    Comparison of Principal Risk Factors.........................................    31

    Performance..................................................................    32

  PROPOSAL 2. REORGANIZATION OF SELIGMAN EMERGING MARKETS FUND INTO THREADNEEDLE
    EMERGING MARKETS FUND........................................................    36

    Comparison of Investment Objectives..........................................    36

    Comparison of Principal Investment Strategies................................    36

    Comparison of Fundamental Policies...........................................    38

    Comparison of Nonfundamental Policies and Related Investment Strategies......    39

    Comparison of Principal Risk Factors.........................................    40

    Performance..................................................................    43

  PROPOSAL 3. REORGANIZATION OF SELIGMAN GLOBAL GROWTH FUND INTO THREADNEEDLE
    GLOBAL EQUITY FUND...........................................................    47

    Comparison of Investment Objectives..........................................    47

    Comparison of Principal Investment Strategies................................    47

    Comparison of Fundamental Policies...........................................    49

    Comparison of Nonfundamental Policies and Related Investment Strategies......    50

    Comparison of Principal Risk Factors.........................................    51

    Performance..................................................................    53


                                        6



                                                                                   PAGE
                                                                                   ----

  PROPOSAL 4. REORGANIZATION OF SELIGMAN HIGH-YIELD FUND INTO RIVERSOURCE HIGH
    YIELD BOND FUND..............................................................    58

    Comparison of Investment Objectives..........................................    58

    Comparison of Principal Investment Strategies................................    58

    Comparison of Fundamental Policies...........................................    60

    Comparison of Nonfundamental Policies and Related Investment Strategies......    61

    Comparison of Principal Risk Factors.........................................    62

    Performance..................................................................    64

  PROPOSAL 5. REORGANIZATION OF SELIGMAN INCOME AND GROWTH FUND INTO RIVERSOURCE
    BALANCED FUND................................................................    69

    Comparison of Investment Objectives..........................................    69

    Comparison of Principal Investment Strategies................................    69

    Comparison of Fundamental Policies...........................................    72

    Comparison of Nonfundamental Policies and Related Investment Strategies......    74

    Comparison of Principal Risk Factors.........................................    74

    Performance..................................................................    76

  PROPOSAL 6. REORGANIZATION OF SELIGMAN INTERNATIONAL GROWTH FUND INTO
    RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND........................    80

    Comparison of Investment Objectives..........................................    80

    Comparison of Principal Investment Strategies................................    80

    Comparison of Fundamental Policies...........................................    82

    Comparison of Nonfundamental Policies and Related Investment Strategies......    84

    Comparison of Principal Risk Factors.........................................    85

    Performance..................................................................    87

  PROPOSAL 7. REORGANIZATION OF SELIGMAN U.S. GOVERNMENT SECURITIES FUND INTO
    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND..............................    91

    Comparison of Investment Objectives..........................................    91

    Comparison of Principal Investment Strategies................................    91

    Comparison of Fundamental Policies...........................................    92

    Comparison of Nonfundamental Policies and Related Investment Strategies......    94

    Comparison of Principal Risk Factors.........................................    94

    Performance..................................................................    96

  ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION...............................    99

    Terms of the Reorganizations.................................................    99

    Conditions to Closing Each Reorganization....................................    99

    Termination of the Agreement.................................................    99

    Tax Status of the Reorganizations............................................    99

    Reasons for the Proposed Reorganizations and Board Deliberations.............   103

    Board Determinations.........................................................   106

    Board Recommendation and Required Vote.......................................   106

SECTION B -- MANAGER OF MANAGERS PROPOSALS.......................................   108

  PROPOSAL 8. MANAGER OF MANAGERS PROPOSAL FOR SELIGMAN EMERGING MARKETS FUND....   108

  PROPOSAL 9. MANAGER OF MANAGERS PROPOSAL FOR SELIGMAN GLOBAL GROWTH FUND.......   108


                                        7



                                                                                   PAGE
                                                                                   ----

  PROPOSAL 10. MANAGER OF MANAGERS PROPOSAL FOR SELIGMAN INTERNATIONAL GROWTH
    FUND.........................................................................   108

    Additional Information About Each Manager of Managers Proposal...............   108

    Comparison of Present and Proposed Selection Process for Subadvisers.........   109

    Board Recommendation and Required Vote.......................................   110

SECTION C -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION....................   111

SECTION D -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS...   114

    Capitalization of Selling Funds and Buying Funds.............................   114

    Ownership of Shares of Selling Funds, including Seligman Subadvised Funds,
     and Buying Funds...........................................................    119

    Financial Highlights.........................................................   125

EXHIBITS

A. Form of Agreement and Plan of Reorganization..................................   A.1

B. Additional Information Applicable to the Buying Funds.........................   B.1

C. Summary of Integration Related Changes........................................   C.1

D. Massachusetts Appraisal Rights................................................   D.1

E. Comparison of Organizational Documents........................................   E.1

F. RiverSource Family of Funds Private Notice....................................   F.1




                                        8





SECTION A -- REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of their Selling Fund into the corresponding Buying Fund. The form of the Agreement is attached as Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire combined proxy statement/prospectus and the exhibits because they contain details that are not included in the summary.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the corresponding Buying Fund ("Reorganization Shares") and the assumption by the corresponding Buying Fund of all of the Selling Fund's liabilities.

- Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. The Reorganization Shares of each class of each Buying Fund will be distributed to the shareholders of the corresponding class of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of the corresponding Selling Fund Class A shares at the time of the Reorganization. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

- As part of the Reorganization, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial institution for additional details.

- Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with its Reorganization.

- After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

TAX CONSEQUENCES

Each Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the corresponding Buying Fund receive a satisfactory opinion of tax counsel substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. Some or all of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to shareholders as capital-gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any capital gains resulting from portfolio turnover prior to the Reorganization that were not previously distributed. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. This would likely result in the recognition of gain or loss to the shareholder for federal income tax purposes if the shareholder holds the shares in a taxable account.

The tax basis and holding period of the shareholders' Selling Fund shares are expected to carry over to the shareholders' Reorganization Shares in the Buying Fund.

For more information about the federal income tax consequences of the Reorganizations, see the section entitled "Tax Status of the Reorganizations."


                                        9



FEES AND EXPENSES

The following tables describe the fees and expenses that you pay if you buy and hold shares of a Selling Fund or shares of a Buying Fund. The tables also show pro forma fees and expenses of each Buying Fund assuming the proposed Reorganization relating to such Buying Fund had been effective at the beginning of the most recent fiscal year. The tables reflect adjustments to fees and expenses that were approved by the Board Jan. 8, 2009, a summary of which is included in Exhibit C. The expenses shown in the tables do not include any one time costs, including any expenses related to the Reorganizations that may be borne by the Funds. See "Reasons for the Proposed Reorganizations and Board Deliberations" for more information.

The tables have not been adjusted based on current net assets of the Funds, which will vary throughout the year and from year to year. In general, the annual operating expenses of a Fund will increase as the Fund's assets decrease. Due to recent unprecedented market volatility, the current total annual fund operating expenses listed for the Funds in the tables may be higher than the expense information presented, which are as of the most recent fiscal year. To the extent the investment manager and its affiliates have agreed to waive fees or cap (reimburse) expenses, the impact of the market volatility on the total annual (net) operating expenses in the current fiscal year will be limited.

PROPOSAL 1. REORGANIZATION OF SELIGMAN CORE FIXED INCOME FUND INTO RIVERSOURCE DIVERSIFIED BOND FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                 CLASS R          CLASS I
SELIGMAN CORE FIXED INCOME FUND (ACTUAL) (SELLING                                             (TO BE KNOWN     (TO BE KNOWN
FUND)                                                     CLASS A     CLASS B     CLASS C        AS R2)           AS R5)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        4.75%(a)(b)  None        None          None             None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                   None(c)       5%          1%          None(d)          None

RIVERSOURCE DIVERSIFIED BOND FUND (ACTUAL) (BUYING                                            CLASS R2 AND
FUND)                                                     CLASS A     CLASS B     CLASS C       CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        4.75%(b)     None        None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                   None(c)       5%          1%          None

RIVERSOURCE DIVERSIFIED BOND FUND (PRO FORMA                                                  CLASS R2 AND
COMBINED)                                                 CLASS A     CLASS B     CLASS C       CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        4.75%(b)     None        None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                   None(c)       5%          1%          None


(a) Effective on or about June 13, 2009, prior to the Reorganization, the maximum front-end sales charge for Class A shares will increase from 4.50% to 4.75%. This change is not due to the Reorganization.
(b) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See Exhibit B "Sales Charges."
(c) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit B "Sales Charges."
(d) Effective on or about June 13, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).


                                       10



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                                 CLASS R          CLASS I
SELIGMAN CORE FIXED INCOME FUND (ACTUAL)                                                     (TO BE KNOWN AS  (TO BE KNOWN AS
(SELLING FUND)                                CLASS A          CLASS B          CLASS C         CLASS R2)        CLASS R5)
Management fees                                 0.50%            0.50%            0.50%             0.50%            0.50%
Distribution and/or service (12b-1)
fees                                            0.25%            1.00%            0.98%             0.50%            0.00%
Other expenses(a)(b)                            1.26%            1.27%            1.27%             1.34%            1.09%
Total annual fund operating expenses            2.01%            2.77%            2.75%             2.34%            1.59%
Fee waiver/expense reimbursement                0.76%            0.77%            0.77%             0.84%            0.59%
Total annual (net) fund operating
expenses(a)                                     1.25%            2.00%            1.98%             1.50%            1.00%

RIVERSOURCE DIVERSIFIED BOND FUND
  (ACTUAL) (BUYING FUND)                      CLASS A          CLASS B          CLASS C          CLASS R2         CLASS R5
Management fees                                 0.45%            0.45%            0.45%             0.45%            0.45%
Distribution and/or service (12b-1)
fees                                            0.25%            1.00%            1.00%             0.50%            0.00%
Other expenses(c)                               0.25%            0.26%            0.25%             0.39%            0.14%
Total annual fund operating expenses            0.95%            1.71%            1.70%             1.34%            0.59%
Fee waiver/expense reimbursement                0.12%            0.12%            0.12%             0.07%            0.07%
Total annual (net) fund operating
expenses(d)                                     0.83%            1.59%            1.58%             1.27%            0.52%



RIVERSOURCE DIVERSIFIED BOND FUND (PRO
FORMA COMBINED)                               CLASS A          CLASS B          CLASS C          CLASS R2         CLASS R5
Management fees                                0.45%            0.45%            0.45%            0.45%            0.45%
Distribution and/or service (12b-1)
fees                                           0.25%            1.00%            1.00%            0.50%            0.00%
Other expenses(c)                              0.23%            0.24%            0.24%            0.40%            0.15%
Total annual fund operating expenses           0.93%            1.69%            1.69%            1.35%            0.60%
Fee waiver/expense reimbursement               0.10%            0.10%            0.11%            0.08%            0.08%
Total annual (net) fund operating
expenses(d)                                    0.83%            1.59%            1.58%            1.27%            0.52%


(a) Through at least Jan. 31, 2010, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse Seligman Core Fixed Income Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.50% per annum of the Fund's average daily net assets.
(b) Effective on or about June 13, 2009, Class R will be redesignated Class R2, Class I will be redesignated Class R5, and a new transfer agent agreement and a new plan administration services agreement (Class R2 only) will be in effect with new fee structures. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R2 only).
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B and Class C direct at fund accounts only), effective on or about June 13, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the RiverSource Diversified Bond Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 0.83% for Class A, 1.59% for Class B, 1.58% for Class C, 1.27% for Class R2 and 0.52% for Class R5.


                                       11





EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN CORE FIXED INCOME FUND (ACTUAL) (SELLING FUND)        1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                      $596     $1,006    $1,441    $2,649
Class B                                                         $703(b)  $1,087(b) $1,597(b) $2,864(c)
Class C                                                         $301(b)  $  781    $1,387    $3,028
Class R                                                         $153     $  650    $1,175    $2,617
Class I                                                         $102     $  444    $  811    $1,845


RIVERSOURCE DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                      $556     $  752    $  965    $1,580
Class B                                                         $662(b)  $  827(b) $1,118(b) $1,812(c)
Class C                                                         $261(b)  $  524    $  913    $2,004
Class R2                                                        $129     $  418    $  728    $1,612
Class R5                                                        $ 53     $  182    $  323    $  734


RIVERSOURCE DIVERSIFIED BOND FUND (PRO FORMA COMBINED)         1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                      $556     $  748    $  957    $1,559
Class B                                                         $662(b)  $  823(b) $1,109(b) $1,792(c)
Class C                                                         $261(b)  $  522    $  908    $1,994
Class R2                                                        $129     $  420    $  733    $1,622
Class R5                                                        $ 53     $  184    $  328    $  746


(a) Includes a 4.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN CORE FIXED INCOME FUND (ACTUAL) (SELLING FUND)           1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $203     $787    $1,397   $2,864(a)
Class C                                                            $201     $781    $1,387   $3,028


RIVERSOURCE DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)          1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $162     $527    $  918   $1,812(a)
Class C                                                            $161     $524    $  913   $2,004


RIVERSOURCE DIVERSIFIED BOND FUND (PRO FORMA COMBINED)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $162     $523    $  909   $1,792(a)
Class C                                                            $161     $522    $  908   $1,994


(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       12





PROPOSAL 2. REORGANIZATION OF SELIGMAN EMERGING MARKETS FUND INTO THREADNEEDLE EMERGING MARKETS FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     CLASS R       CLASS I
SELIGMAN EMERGING MARKETS FUND (ACTUAL) (SELLING                                  (TO BE KNOWN  (TO BE KNOWN
FUND)                                                  CLASS A  CLASS B  CLASS C     AS R2)        AS R5)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None(c)       None

THREADNEEDLE EMERGING MARKETS FUND (ACTUAL)(BUYING                                CLASS R2 AND
FUND)                                                  CLASS A  CLASS B  CLASS C    CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None

THREADNEEDLE EMERGING MARKETS FUND (PRO FORMA                                     CLASS R2 AND
COMBINED)                                              CLASS A  CLASS B  CLASS C    CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None


(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See Exhibit B "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit B "Sales Charges."
(c) Effective on or about June 13, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                                                 CLASS R          CLASS I
SELIGMAN EMERGING MARKETS FUND (ACTUAL)                                                      (TO BE KNOWN AS  (TO BE KNOWN AS
(SELLING FUND)                                CLASS A          CLASS B          CLASS C         CLASS R2)        CLASS R5)
Management fees                                1.25%            1.25%            1.25%            1.25%            1.25%
Distribution and/or service (12b-1)
fees                                           0.25%            1.00%            1.00%            0.50%            0.00%
Other expenses(a)(b)                           0.88%            0.89%            0.91%            0.81%            0.56%
Total annual fund operating expenses           2.38%            3.14%            3.16%            2.56%            1.81%
Fee waiver/expense reimbursement               0.03%            0.04%            0.06%            0.00%            0.00%
Total annual (net) fund operating
expenses(a)                                    2.35%            3.10%            3.10%            2.56%            1.81%



THREADNEEDLE EMERGING MARKETS FUND
(ACTUAL) (BUYING FUND)                        CLASS A          CLASS B          CLASS C          CLASS R2         CLASS R5
Management fees(c)                             1.16%            1.16%            1.16%            1.16%            1.16%
Distribution and/or service (12b-1)
fees                                           0.25%            1.00%            1.00%            0.50%            0.00%
Other expenses(d)                              0.46%            0.46%            0.47%            0.57%            0.31%
Total annual fund operating expenses           1.87%            2.62%            2.63%            2.23%            1.47%


THREADNEEDLE EMERGING MARKETS FUND (PRO
FORMA COMBINED)                               CLASS A          CLASS B          CLASS C          CLASS R2         CLASS R5
Management fees(c)                             1.16%            1.16%            1.16%            1.16%            1.16%
Distribution and/or service (12b-1)
fees                                           0.25%            1.00%            1.00%            0.50%            0.00%
Other expenses(d)                              0.48%            0.49%            0.49%            0.56%            0.31%
Total annual fund operating expenses           1.89%            2.65%            2.65%            2.22%            1.47%


(a) Through at least Feb. 28, 2010, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse Seligman Emerging Market Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets.
(b) Effective on or about June 13, 2009, Class R will be redesignated Class R2, Class I will be redesignated Class R5 and a new transfer agent agreement and a new plan administration services agreement (Class R2 only) will be in effect with new fee structures. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R2 only). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


                                       13






(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for the most recent fiscal year. The adjustment is computed by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the performance of an index of comparable funds published by Lipper Inc. The index against which the Threadneedle Emerging Market Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Emerging Markets Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. See Fund Management and Compensation in Exhibit B for more information. Additional information on the calculation methodology is set forth in the Reorganization SAI.
(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B and Class C direct at fund accounts only), effective on or about June 13, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. Other expenses for Class R2 are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN EMERGING MARKETS FUND (ACTUAL) (SELLING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $799    $1,272   $1,771   $3,137
Class B                                                            $813(b) $1,265(b)$1,842(b)$3,273(c)
Class C                                                            $413(b) $  969   $1,650   $3,465
Class R (to be known as R2)                                        $259    $  797   $1,361   $2,899
Class I (to be known as R5)                                        $184    $  570   $  981   $2,132


THREADNEEDLE EMERGING MARKETS FUND (ACTUAL) (BUYING FUND)         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $754    $1,129   $1,529   $2,644
Class B                                                            $765(b) $1,115(b)$1,591(b)$2,775(c)
Class C                                                            $366(b) $  818   $1,396   $2,967
Class R2                                                           $226    $  697   $1,196   $2,569
Class R5                                                           $150    $  465   $  804   $1,762


THREADNEEDLE EMERGING MARKETS FUND (PRO FORMA COMBINED)           1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $756    $1,135   $1,538   $2,664
Class B                                                            $768(b) $1,124(b)$1,606(b)$2,803(c)
Class C                                                            $368(b) $  824   $1,406   $2,987
Class R2                                                           $225    $  694   $1,191   $2,559
Class R5                                                           $150    $  465   $  804   $1,762


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN EMERGING MARKETS FUND (ACTUAL) (SELLING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $313     $965    $1,642   $3,273(a)
Class C                                                            $313     $969    $1,650   $3,465


THREADNEEDLE EMERGING MARKETS FUND (ACTUAL) (BUYING FUND)         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $265     $815    $1,391   $2,775(a)
Class C                                                            $266     $818    $1,396   $2,967


THREADNEEDLE EMERGING MARKETS FUND (PRO FORMA COMBINED)           1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $268     $824    $1,406   $2,803(a)
Class C                                                            $268     $824    $1,406   $2,987


(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       14





PROPOSAL 3. REORGANIZATION OF SELIGMAN GLOBAL GROWTH FUND INTO THREADNEEDLE GLOBAL EQUITY FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     CLASS R       CLASS I
                                                                                  (TO BE KNOWN  (TO BE KNOWN
SELIGMAN GLOBAL GROWTH FUND (ACTUAL) (SELLING FUND)    CLASS A  CLASS B  CLASS C     AS R2)        AS R5)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None(c)       None

THREADNEEDLE GLOBAL EQUITY FUND (ACTUAL) (BUYING                                  CLASS R2 AND
FUND)                                                  CLASS A  CLASS B  CLASS C    CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None

                                                                                  CLASS R2 AND
THREADNEEDLE GLOBAL EQUITY FUND (PRO FORMA COMBINED)   CLASS A  CLASS B  CLASS C    CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None


(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See Exhibit B "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit B "Sales Charges."
(c) Effective on or about June 13, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                                CLASS R         CLASS I
                                                                                             (TO BE KNOWN    (TO BE KNOWN
SELIGMAN GLOBAL GROWTH FUND (ACTUAL)                                                              AS              AS
(SELLING FUND)                                  CLASS A         CLASS B         CLASS C        CLASS R2)       CLASS R5)
Management fees                                   1.00%           1.00%           1.00%           1.00%           1.00%
Distribution and/or service (12b-1) fees          0.25%           1.00%           1.00%           0.50%           0.00%
Other expenses(a)(b)                              0.84%           0.85%           0.84%           0.84%           0.59%
Total annual fund operating expenses              2.09%           2.85%           2.84%           2.34%           1.59%

THREADNEEDLE GLOBAL EQUITY FUND (ACTUAL)
  (BUYING FUND)                                 CLASS A         CLASS B         CLASS C        CLASS R2        CLASS R5
Management fees(c)                                0.83%           0.83%           0.83%           0.83%           0.83%
Distribution and/or service (12b-1) fees          0.25%           1.00%           1.00%           0.50%           0.00%
Other expenses(d)                                 0.38%           0.40%           0.39%           0.46%           0.21%
Total annual fund operating expenses              1.46%           2.23%           2.22%           1.79%           1.04%

THREADNEEDLE GLOBAL EQUITY FUND (PRO FORMA
  COMBINED)                                     CLASS A         CLASS B         CLASS C        CLASS R2        CLASS R5
Management fees(c)                                0.83%           0.83%           0.83%           0.83%           0.83%
Distribution and/or service (12b-1) fees          0.25%           1.00%           1.00%           0.50%           0.00%
Other expenses(d)                                 0.37%           0.39%           0.38%           0.46%           0.21%
Total annual fund operating expenses              1.45%           2.22%           2.21%           1.79%           1.04%


(a) Through at least Feb. 28, 2010, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse Seligman Global Growth Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets.
(b) Effective on or about June 13, 2009, Class R will be redesignated Class R2, Class I will be redesignated Class R5, and a new transfer agent agreement and a new plan administration services agreement (Class R2 only) will be in effect with new fee structures. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R2 only).
(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.06% for the most recent fiscal year. The adjustment is computed by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the performance of an index of comparable funds published by Lipper Inc. The index against which the Threadneedle Global Equity Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Global Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or

                                       15





    decrease) is 0.12% of the Fund's average net assets on an annual basis. See Fund Management and Compensation in Exhibit B for more information. Additional information on the calculation methodology is set forth in the Reorganization SAI.
(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at fund accounts only), effective on or about June 13, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN GLOBAL GROWTH FUND (ACTUAL) (SELLING FUND)               1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $775    $1,192   $1,635   $2,861
Class B                                                            $788(b) $1,183(b)$1,704(b)$2,999(c)
Class C                                                            $387(b) $  880   $1,499   $3,170
Class R (to be known as R2)                                        $237    $  731   $1,251   $2,680
Class I (to be known as R5)                                        $162    $  502   $  867   $1,894


THREADNEEDLE GLOBAL EQUITY FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $715    $1,010   $1,328   $2,226
Class B                                                            $726(b) $  997(b)$1,396(b)$2,374(c)
Class C                                                            $325(b) $  694   $1,191   $2,559
Class R2                                                           $182    $  564   $  971   $2,110
Class R5                                                           $106    $  331   $  575   $1,276


THREADNEEDLE GLOBAL EQUITY FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $714    $1,008   $1,323   $2,215
Class B                                                            $725(b) $  994(b)$1,391(b)$2,364(c)
Class C                                                            $324(b) $  691   $1,186   $2,549
Class R2                                                           $182    $  564   $  971   $2,110
Class R5                                                           $106    $  331   $  575   $1,276


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN GLOBAL GROWTH FUND (ACTUAL) (SELLING FUND)               1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $288     $883    $1,504   $2,999(a)
Class C                                                            $287     $880    $1,499   $3,170


THREADNEEDLE GLOBAL EQUITY FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $226     $697    $1,196   $2,374(a)
Class C                                                            $225     $694    $1,191   $2,559


THREADNEEDLE GLOBAL EQUITY FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $225     $694    $1,191   $2,364(a)
Class C                                                            $224     $691    $1,186   $2,549


(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       16





PROPOSAL 4. REORGANIZATION OF SELIGMAN HIGH-YIELD FUND INTO RIVERSOURCE HIGH YIELD BOND FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                 CLASS R          CLASS I
                                                                                              (TO BE KNOWN     (TO BE KNOWN
SELIGMAN HIGH-YIELD FUND (ACTUAL) (SELLING FUND)          CLASS A     CLASS B     CLASS C        AS R2)           AS R5)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        4.75%(a)(b)  None        None          None             None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                   None(c)       5%          1%          None(d)          None

RIVERSOURCE HIGH YIELD BOND FUND (ACTUAL) (BUYING                                             CLASS R2 AND
FUND)                                                     CLASS A     CLASS B     CLASS C       CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        4.75%(b)     None        None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                   None(c)       5%          1%          None

                                                                                              CLASS R2 AND
RIVERSOURCE HIGH YIELD BOND FUND (PRO FORMA COMBINED)     CLASS A     CLASS B     CLASS C       CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        4.75%(b)     None        None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                   None(c)       5%          1%          None


(a) Effective on or about June 13, 2009, prior to the Reorganization, the maximum front-end sales charge for Class A shares will increase from 4.50% to 4.75%. This change is not due to the Reorganization.
(b) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See Exhibit B "Sales Charges."
(c) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit B "Sales Charges."
(d) Effective on or about June 13, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                                                    CLASS R           CLASS I
SELIGMAN HIGH-YIELD FUND (ACTUAL)                                                               (TO BE KNOWN AS   (TO BE KNOWN AS
(SELLING FUND)                                CLASS A           CLASS B           CLASS C          CLASS R2)         CLASS R5)
Management fees                                0.65%             0.65%             0.65%             0.65%             0.65%
Distribution and/or service (12b-1)
fees                                           0.24%             1.00%             0.96%             0.49%             0.00%
Other expenses(a)                              0.41%             0.42%             0.42%             0.46%             0.21%
Total annual fund operating expenses           1.30%             2.07%             2.03%             1.60%             0.86%


RIVERSOURCE HIGH YIELD BOND FUND
(ACTUAL) (BUYING FUND)                        CLASS A           CLASS B           CLASS C           CLASS R2          CLASS R5
Management fees                                0.58%             0.58%             0.58%             0.58%             0.58%
Distribution and/or service (12b-1)
fees                                           0.25%             1.00%             1.00%             0.50%             0.00%
Other expenses(b)                              0.30%             0.31%             0.30%             0.43%             0.20%
Total annual fund operating expenses           1.13%             1.89%             1.88%             1.51%             0.78%
Fee waiver/expense reimbursement               0.11%             0.11%             0.11%             0.06%             0.08%
Total annual (net) fund operating
expenses(c)                                    1.02%             1.78%             1.77%             1.45%             0.70%


RIVERSOURCE HIGH YIELD BOND FUND (PRO
FORMA COMBINED)                               CLASS A           CLASS B           CLASS C           CLASS R2          CLASS R5
Management fees                                0.58%             0.58%             0.58%             0.58%             0.58%
Distribution and/or service (12b-1)
fees                                           0.25%             1.00%             1.00%             0.50%             0.00%
Other expenses(b)                              0.27%             0.28%             0.28%             0.44%             0.19%
Total annual fund operating expenses           1.10%             1.86%             1.86%             1.52%             0.77%
Fee waiver/expense reimbursement               0.08%             0.08%             0.09%             0.07%             0.07%
Total annual (net) fund operating
expenses(c)                                    1.02%             1.78%             1.77%             1.45%             0.70%



(a) Effective on or about June 13, 2009, Class R will be redesignated Class R2, Class I will be redesignated Class R5, and a new transfer agent agreement and a new plan administration services agreement (Class R2 only) will be in effect with new fee structures. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R2 only). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less

                                       17



    than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at fund accounts only), effective on or about June 13, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2009, unless sooner terminated at the discretion of the RiverSource High Yield Bond Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 1.02% for Class A, 1.78% for Class B, 1.77% for Class C, 1.45% for Class R2 and 0.70% for Class R5.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN HIGH-YIELD FUND (ACTUAL) (SELLING FUND)                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $601      $868     $1,155    $1,973
Class B                                                            $710(b)   $949(b)  $1,314(b) $2,207(c)
Class C                                                            $306(b)   $637     $1,094    $2,363
Class R (to be known as R2)                                        $163      $505     $  872    $1,905
Class I (to be known as R5)                                        $ 88      $275     $  478    $1,065


RIVERSOURCE HIGH YIELD BOND FUND (ACTUAL) (BUYING FUND)           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $574      $807     $1,059    $1,780
Class B                                                            $681(b)   $884(b)  $1,212(b) $2,009(c)
Class C                                                            $280(b)   $581     $1,007    $2,197
Class R2                                                           $148      $472     $  819    $1,802
Class R5                                                           $ 72      $241     $  426    $  963


RIVERSOURCE HIGH YIELD BOND FUND (PRO FORMA COMBINED)             1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $574      $801     $1,046    $1,749
Class B                                                            $681(b)   $877(b)  $1,199(b) $1,979(c)
Class C                                                            $280(b)   $576     $  998    $2,177
Class R2                                                           $148      $474     $  823    $1,812
Class R5                                                           $ 72      $239     $  422    $  952



(a) Includes a 4.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN HIGH-YIELD FUND (ACTUAL) (SELLING FUND)                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $210      $649     $1,114    $2,207(a)
Class C                                                            $206      $637     $1,094    $2,363


RIVERSOURCE HIGH YIELD BOND FUND (ACTUAL) (BUYING FUND)           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $181      $584     $1,012    $2,009(a)
Class C                                                            $180      $581     $1,007    $2,197


RIVERSOURCE HIGH YIELD BOND FUND (PRO FORMA COMBINED)             1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $181      $577     $  999    $1,979(a)
Class C                                                            $180      $576     $  998    $2,177



(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       18





PROPOSAL 5. REORGANIZATION OF SELIGMAN INCOME AND GROWTH FUND INTO RIVERSOURCE BALANCED FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     CLASS R       CLASS I
SELIGMAN INCOME AND GROWTH FUND (ACTUAL) (SELLING                                 (TO BE KNOWN  (TO BE KNOWN
FUND)                                                  CLASS A  CLASS B  CLASS C     AS R2)        AS R5)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None(c)       None


                                                                                  CLASS R2 AND
RIVERSOURCE BALANCED FUND (ACTUAL)(BUYING FUND)        CLASS A  CLASS B  CLASS C    CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None


                                                                                  CLASS R2 AND
RIVERSOURCE BALANCED FUND (PRO FORMA COMBINED)         CLASS A  CLASS B  CLASS C    CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                     5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                                None(b)    5%       1%       None



(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See Exhibit B "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit B "Sales Charges."
(c) Effective on or about June 13, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                                                    CLASS R           CLASS I
SELIGMAN INCOME AND GROWTH FUND (ACTUAL)                                                        (TO BE KNOWN AS   (TO BE KNOWN AS
(SELLING FUND)                                CLASS A           CLASS B           CLASS C          CLASS R2)         CLASS R5)
Management fees                                0.60%             0.60%             0.60%             0.60%             0.60%
Distribution and/or service (12b-1)
fees                                           0.24%             1.00%             1.00%             0.50%             0.00%
Other expenses(a)                              0.60%             0.61%             0.60%             0.72%             0.47%
Total annual fund operating expenses           1.44%             2.21%             2.20%             1.82%             1.07%


RIVERSOURCE BALANCED FUND (ACTUAL)
(BUYING FUND)                                 CLASS A           CLASS B           CLASS C           CLASS R2          CLASS R5
Management fees(b)                             0.44%             0.44%             0.44%             0.44%             0.44%
Distribution and/or service (12b-1)
fees                                           0.25%             1.00%             1.00%             0.50%             0.00%
Other expenses(c)                              0.26%             0.27%             0.27%             0.42%             0.17%
Total annual fund operating expenses           0.95%             1.71%             1.71%             1.36%             0.61%


RIVERSOURCE BALANCED FUND (PRO FORMA
COMBINED)                                     CLASS A           CLASS B           CLASS C           CLASS R2          CLASS R5
Management fees(b)                             0.44%             0.44%             0.44%             0.44%             0.44%
Distribution and/or service (12b-1)
fees                                           0.25%             1.00%             1.00%             0.50%             0.00%
Other expenses(c)                              0.25%             0.26%             0.25%             0.42%             0.17%
Total annual fund operating expenses           0.94%             1.70%             1.69%             1.36%             0.61%



(a) Effective on or about June 13, 2009, Class R will be redesignated Class R2, Class I will be redesignated Class R5, and a new transfer agent agreement and a new plan administration services agreement (Class R2 only) will be in effect with new fee structures. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R2 only). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.09% for the most recent fiscal year. The adjustment is computed by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the performance of an index of comparable funds published by Lipper Inc. The index against which the RiverSource Balanced Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis. See Fund Management and Compensation in Exhibit B for more information. Additional information on the calculation methodology is set forth in the Reorganization SAI.


                                       19






(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at fund accounts only), effective on or about June 13, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. Other expenses for Class R2 and Class R5 are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN INCOME AND GROWTH FUND (ACTUAL) (SELLING FUND)           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $713     $1,005    $1,318    $2,205
Class B                                                            $724(b)  $  991(b) $1,386(b) $2,354(c)
Class C                                                            $323(b)  $  688    $1,181    $2,539
Class R (to be known as R2)                                        $185     $  573    $  986    $2,142
Class I (to be known as R5)                                        $109     $  341    $  591    $1,310


RIVERSOURCE BALANCED FUND (ACTUAL) (BUYING FUND)                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $666     $  861    $1,071    $1,679
Class B                                                            $674(b)  $  839(b) $1,129(b) $1,822(c)
Class C                                                            $274(b)  $  539    $  929    $2,024
Class R2                                                           $138     $  431    $  746    $1,640
Class R5                                                           $ 62     $  196    $  341    $  766


RIVERSOURCE BALANCED FUND (PRO FORMA COMBINED)                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $665     $  858    $1,066    $1,667
Class B                                                            $673(b)  $  836(b) $1,124(b) $1,811(c)
Class C                                                            $272(b)  $  533    $  919    $2,003
Class R2                                                           $138     $  431    $  746    $1,640
Class R5                                                           $ 62     $  196    $  341    $  766



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN INCOME AND GROWTH FUND (ACTUAL) (SELLING FUND)           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $224      $691     $1,186    $2,354(a)
Class C                                                            $223      $688     $1,181    $2,539


RIVERSOURCE BALANCED FUND (ACTUAL) (BUYING FUND)                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $174      $539     $  929    $1,822(a)
Class C                                                            $174      $539     $  929    $2,024


RIVERSOURCE BALANCED FUND (PRO FORMA COMBINED)                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $173      $536     $  924    $1,811(a)
Class C                                                            $172      $533     $  919    $2,003



(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       20





PROPOSAL 6. REORGANIZATION OF SELIGMAN INTERNATIONAL GROWTH FUND INTO RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                         CLASS R        CLASS I
SELIGMAN INTERNATIONAL GROWTH FUND (ACTUAL) (SELLING                                  (TO BE KNOWN   (TO BE KNOWN
FUND)                                                   CLASS A   CLASS B   CLASS C      AS R2)         AS R5)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                      5.75%(a)   None      None         None          None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of
purchase)                                                 None(b)     5%        1%       None(c)         None


RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND                                 CLASS R2 AND
(ACTUAL)(BUYING FUND)                                   CLASS A   CLASS B   CLASS C     CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                      5.75%(a)   None      None         None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of
purchase)                                                 None(b)     5%        1%         None


RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND                                 CLASS R2 AND
(PRO FORMA COMBINED)                                    CLASS A   CLASS B   CLASS C     CLASS R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                      5.75%(a)   None      None         None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of
purchase)                                                 None(b)     5%        1%         None



(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See Exhibit B "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit B "Sales Charges."
(c) Effective on or about June 13, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).


                                       21



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                                    CLASS R           CLASS I
SELIGMAN INTERNATIONAL GROWTH FUND                                                              (TO BE KNOWN AS   (TO BE KNOWN AS
(ACTUAL) (SELLING FUND)                       CLASS A           CLASS B           CLASS C          CLASS R2)         CLASS R5)
Management fees                                0.98%             0.98%             0.98%             0.98%             0.98%
Distribution and/or service (12b-1)
fees                                           0.25%             1.00%             1.00%             0.50%             0.00%
Other expenses(a)(b)                           0.72%             0.73%             0.73%             0.73%             0.48%
Total annual fund operating expenses           1.95%             2.71%             2.71%             2.21%             1.46%



RIVERSOURCE PARTNERS INTERNATIONAL
SELECT GROWTH FUND (ACTUAL) (BUYING
FUND)                                         CLASS A           CLASS B           CLASS C          CLASS R2         CLASS R5
Management fees(c)                             0.92%             0.92%             0.92%            0.92%            0.92%
Distribution and/or service (12b-1)
fees                                           0.25%             1.00%             1.00%            0.50%            0.00%
Other expenses(d)                              0.39%             0.40%             0.40%            0.47%            0.22%
Total annual fund operating expenses           1.56%             2.32%             2.32%            1.89%            1.14%
Fee waiver/expense reimbursement               0.18%             0.17%             0.18%            0.15%            0.15%
Total annual (net) fund operating
expenses(e)                                    1.38%             2.15%             2.14%            1.74%            0.99%



RIVERSOURCE PARTNERS INTERNATIONAL
SELECT GROWTH FUND (PRO FORMA COMBINED)       CLASS A           CLASS B           CLASS C          CLASS R2         CLASS R5
Management fees(c)                             0.92%             0.92%             0.92%            0.92%            0.92%
Distribution and/or service (12b-1)
fees                                           0.25%             1.00%             1.00%            0.50%            0.00%
Other expenses(d)                              0.39%             0.41%             0.40%            0.47%            0.22%
Total annual fund operating expenses           1.56%             2.33%             2.32%            1.89%            1.14%
Fee waiver/expense reimbursement               0.18%             0.18%             0.18%            0.15%            0.15%
Total annual (net) fund operating
expenses(e)                                    1.38%             2.15%             2.14%            1.74%            0.99%



(a) Through at least Feb 28, 2010, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse Seligman International Growth Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets.
(b) Effective on or about June 13, 2009, Class R will be redesignated Class R2, Class I will be redesignated Class R5, and a new transfer agent agreement and a new plan administration services agreement (Class R2 only) will be in effect with new fee structures. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R2 only).
(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.06% for the most recent fiscal year. The adjustment is computed by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the performance of an index of comparable funds published by Lipper Inc. The index against which the RiverSource Partners International Select Growth Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper International Multi-Cap Growth Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. See Fund Management and Compensation in Exhibit B for more information. Additional information on the calculation methodology is set forth in the Reorganization SAI.
(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at fund accounts only), effective on or about June 13, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. Other expenses for Class R2 and Class R5 are based on estimated amounts for the current fiscal year.
(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the RiverSource Partners International Select Growth Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.44% for Class A, 2.21% for Class B, 2.20% for Class C, 1.80% for Class R2 and 1.05% for Class R5.


                                       22



EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN INTERNATIONAL GROWTH FUND (ACTUAL) (SELLING FUND)        1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $762     $1,152    $1,568    $2,724
Class B                                                            $774(b)  $1,142(b) $1,635(b) $2,862(c)
Class C                                                            $374(b)  $  842    $1,435    $3,045
Class R (to be known as R2)                                        $224     $  691    $1,186    $2,549
Class I (to be known as R5)                                        $149     $  462    $  798    $1,751


RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (ACTUAL)
(BUYING FUND)                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $707     $1,023    $1,361    $2,315
Class B                                                            $718(b)  $1,008(b) $1,426(b) $2,457(c)
Class C                                                            $317(b)  $  707    $1,225    $2,647
Class R2                                                           $177     $  580    $1,008    $2,204
Class R5                                                           $101     $  348    $  614    $1,378


RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (PRO FORMA
COMBINED)                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $707     $1,023    $1,361    $2,315
Class B                                                            $718(b)  $1,011(b) $1,430(b) $2,464(c)
Class C                                                            $317(b)  $  707    $1,225    $2,647
Class R2                                                           $177     $  580    $1,008    $2,204
Class R5                                                           $101     $  348    $  614    $1,378



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN INTERNATIONAL GROWTH FUND (ACTUAL) (SELLING FUND)        1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $274      $842     $1,435    $2,862(a)
Class C                                                            $274      $842     $1,435    $3,045


RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (ACTUAL)
(BUYING FUND)                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $218      $708     $1,226    $2,457(a)
Class C                                                            $217      $707     $1,225    $2,647


RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (PRO FORMA
COMBINED)                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $218      $711     $1,230    $2,464(a)
Class C                                                            $217      $707     $1,225    $2,647



(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       23





PROPOSAL 7. REORGANIZATION OF SELIGMAN U.S. GOVERNMENT SECURITIES FUND INTO RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                  CLASS R
SELIGMAN U.S. GOVERNMENT SECURITIES FUND (ACTUAL) (SELLING                                     (TO BE KNOWN
FUND)                                                         CLASS A      CLASS B   CLASS C      AS R2)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                            4.75%(a)(b)   None      None        None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         None(c)        5%        1%        None(d)


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (ACTUAL)
(BUYING FUND)                                                 CLASS A      CLASS B   CLASS C     CLASS R2
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                            3.00%(b)      None      None        None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         None(c)        5%        1%        None


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (PRO FORMA
COMBINED)                                                     CLASS A      CLASS B   CLASS C     CLASS R2
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                            3.00%(b)      None      None        None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         None(c)        5%        1%        None



(a) Effective on or about June 13, 2009, Prior to the Reorganization, the maximum front-end sales charge for Class A shares will increase from 4.50% to 4.75%. This change is not due to the Reorganization.
(b) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See Exhibit B "Sales Charges."
(c) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit B "Sales Charges."
(d) Effective on or about June 13, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                                CLASS R
SELIGMAN U.S. GOVERNMENT SECURITIES FUND (ACTUAL) (SELLING                                  (TO BE KNOWN AS
FUND)                                                         CLASS A   CLASS B   CLASS C      CLASS R2)
Management fees                                                0.50%     0.50%     0.50%         0.50%
Distribution and/or service (12b-1) fees                       0.24%     1.00%     1.00%         0.50%
Other expenses(a)                                              0.56%     0.57%     0.57%         0.55%
Total annual fund operating expenses                           1.30%     2.07%     2.07%         1.55%


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (ACTUAL)
(BUYING FUND)                                                 CLASS A   CLASS B   CLASS C       CLASS R2
Management fees                                                0.48%     0.48%     0.48%         0.48%
Distribution and/or service (12b-1) fees                       0.25%     1.00%     1.00%         0.50%
Other expenses(b)                                              0.31%     0.32%     0.32%         0.42%
Total annual fund operating expenses                           1.04%     1.80%     1.80%         1.40%
Fee waiver/expense reimbursement                               0.15%     0.15%     0.15%         0.09%
Total annual (net) fund operating expenses(c)                  0.89%     1.65%     1.65%         1.31%


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (PRO FORMA
COMBINED)                                                     CLASS A   CLASS B   CLASS C       CLASS R2
Management fees                                                0.48%     0.48%     0.48%         0.48%
Distribution and/or service (12b-1) fees                       0.25%     1.00%     1.00%         0.50%
Other expenses(b)                                              0.31%     0.32%     0.32%         0.42%
Total annual fund operating expenses                           1.04%     1.80%     1.80%         1.40%
Fee waiver/expense reimbursement                               0.15%     0.15%     0.15%         0.09%
Total annual (net) fund operating expenses(c)                  0.89%     1.65%     1.65%         1.31%



(a) Effective on or about June 13, 2009, Class R will be redesignated Class R2, Class I will be redesignated Class R5, and a new transfer agent agreement and a new plan administration services agreement (Class R2 only) will be in effect with new fee structures. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R2 only).
(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at fund accounts only), effective

                                       24





    on or about June 13, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired fund fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. Other expenses for Class R2 are based on estimated amounts for the current fiscal year.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2009, unless sooner terminated at the discretion of the RiverSource Short Duration U.S. Government Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C and 1.31% for Class R2.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN U.S. GOVERNMENT SECURITIES FUND (ACTUAL) (SELLING FUND)  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $601      $868     $1,155    $1,973
Class B                                                            $710(b)   $949(b)  $1,314(b) $2,207(c)
Class C                                                            $310(b)   $649     $1,114    $2,405
Class R (to be known as R2)                                        $158      $490     $  846    $1,851


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (ACTUAL) (BUYING
FUND)                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $388      $607     $  844    $1,524
Class B                                                            $668(b)   $852(b)  $1,162(b) $1,908(c)
Class C                                                            $268(b)   $552     $  962    $2,109
Class R2                                                           $133      $435     $  758    $1,677


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (PRO FORMA
COMBINED)                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                         $388      $607     $  844    $1,524
Class B                                                            $668(b)   $852(b)  $1,162(b) $1,908(c)
Class C                                                            $268(b)   $552     $  962    $2,109
Class R2                                                           $133      $435     $  758    $1,677



(a) Includes a 4.75% sales charge for the Selling Fund and a 3.00% sales charge for the Buying Fund (Actual and Pro Forma Combined).
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN U.S. GOVERNMENT SECURITIES FUND (ACTUAL) (SELLING FUND)  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $210      $649     $1,114    $2,207(a)
Class C                                                            $210      $649     $1,114    $2,405


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (ACTUAL) (BUYING
FUND)                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $168      $552     $  962    $1,908(a)
Class C                                                            $168      $552     $  962    $2,109


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (PRO FORMA
COMBINED)                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                            $168      $552     $  962    $1,908(a)
Class C                                                            $168      $552     $  962    $2,109



(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       25





PROPOSAL 1. REORGANIZATION OF SELIGMAN CORE FIXED INCOME FUND INTO RIVERSOURCE DIVERSIFIED BOND FUND

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks a high level of current income consistent with prudent exposure to risk or conservation of investment value. Seligman Core Fixed Income Fund also seeks capital appreciation as a secondary objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: Seligman Core Fixed Income Fund seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

          BUYING FUND: RiverSource Diversified Bond Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests predominantly in U.S. dollar-denominated fixed-income securities of U.S. issuers. Under normal market conditions, the Selling Fund intends to maintain at least 70% of its net assets in investment grade fixed-income securities and may invest up to 30% of its net assets in non-investment grade, high yield securities. The Buying Fund invests at least 50% of its assets in securities like those in its benchmark index (the Barclays Capital U.S. Aggregate Bond Index), which are exclusively investment grade securities, and may therefore invest up to 50% of its assets in non-investment grade securities. The Selling Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities of U.S. or foreign issuers. The Buying Fund may invest up to 25% of its net assets in foreign investments. The Buying Fund targets an average portfolio duration within one year of that of its benchmark index but is not restricted with regards to duration. The Selling Fund, which may invest in securities of any duration, is currently targeting the same average portfolio duration as the Buying Fund. The Selling Fund does not have any portfolio maturation limitations on its investments and, therefore, may invest in securities with short, medium or long maturities. The Selling Fund and the Buying Fund seek to maintain an effective dollar-weighted average maturity of ten years or less on their portfolios of fixed-income securities but are not restricted to such limit.

DETAILED STRATEGIES FOR THE SELLING FUND AND THE BUYING FUND ARE SET FORTH
BELOW:

SELIGMAN CORE FIXED INCOME FUND (SELLING FUND)

The Fund will invest at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund intends to maintain at least 70% of its net assets in investment grade fixed-income securities ("Investment Grade Securities") and may invest up to 30% of its net assets in non-investment grade, high yield securities ("High Yield Securities"). The proportion of the Fund's assets invested in each type of security will vary from time to time based on the investment manager's assessment of general market and economic conditions.

The Fund may invest in securities of any duration. The Fund does not have any portfolio maturation limitations on its investments and, therefore, may invest in securities with short, medium or long maturities. However, the Fund expects to maintain an effective dollar-weighted average maturity of ten years or less on its portfolio of fixed-income securities. Although the Fund expects the maturity of its portfolio of fixed-income securities to be within the above limit, the Fund is not restricted to such limit.

The Fund will invest its net assets primarily in U.S. dollar-denominated fixed-income securities of U.S. issuers. However, the Fund may also invest in U.S. dollar-denominated fixed-income securities of foreign issuers, including foreign governments or their agencies or instrumentalities, foreign banks and foreign corporations. The Fund may also invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities of U.S. or foreign issuers.

The Fund's investment limitations and credit ratings restrictions (e.g., those of Fitch Ratings ("Fitch"), Moody's Investors Service ("Moody's") and Standard & Poor's Ratings Services ("S&P")) will apply at the time securities are purchased. The Fund is not required to sell a security if it no longer complies with these limitations or restrictions as a result of a change in rating or other event.

INVESTMENT GRADE SECURITIES

Investment Grade Securities are those rated within the four highest rating categories by Moody's or S&P, or, if unrated, deemed by the Fund's investment manager to be of comparable quality.


                                       26





HIGH-YIELD SECURITIES

High-Yield Securities (many of which are commonly known as "junk bonds") carry noninvestment grade ratings (Ba or below by Moody's or BB or below by Fitch or S&P) or are securities deemed to be below investment grade by the Fund's investment manager. Although High-Yield Securities have the potential to offer higher yields than higher rated fixed-income securities with similar maturities, High-Yield Securities are subject to greater risk of loss of principal and interest than higher rated Investment Grade Securities.

INVESTMENTS IN INVESTMENT GRADE SECURITIES AND HIGH-YIELD SECURITIES

The Fund may invest in all types of Investment Grade Securities and High Yield Securities, including, but not limited to:

- Senior and subordinated corporate debt obligations of both U.S. and non-U.S. issuers (including, for example, debentures, loan participations and floating rate notes);

- Mortgage-backed and other asset-backed securities (mortgage backed securities include collateralized mortgage obligations, mortgage pass-through securities and stripped mortgage backed securities);

- Convertible securities, preferred stock, capital securities, structured securities and loan participations of U.S. and non-U.S. issuers;

- Obligations of non-U.S. governments and their agencies, and non-U.S. private institutions;

- Municipal securities;

- Repurchase agreements;

- Capital appreciation bonds, including zero coupon (interest payments accrue until maturity) and pay-in-kind securities (interest payments are made in additional securities);

- Restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 ("Rule 144A Securities"); and

- Eurodollar bonds.

Investment Grade Securities also include, but are not limited to:

- Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

- Obligations of government sponsored enterprises (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae));

- Income-producing cash equivalents (e.g., certificates of deposit, commercial paper, discount notes and treasury bills); and

- Other securities deemed by the investment manager to be of investment grade quality.

High Yield Securities also include, but are not limited to:

- Securities that are rated in default by a nationally recognized statistical rating organization;

- Warrants, rights and other equity securities that are acquired in connection with the Fund's investments in High Yield Securities; and

- Other securities deemed by the investment manager to be of non-investment grade quality.

INVESTMENT PROCESS

Investment Grade Securities. In pursuit of the Fund's objective, the investment manager chooses Investment Grade Securities by:

- Evaluating the Investment Grade Securities portion of the portfolio's exposure to sectors, industries and securities relative to the Barclays Capital U.S. Aggregate Bond Index (the "Index").

- Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

- Targeting an average portfolio duration within one year of the duration of the Index which, as of Jan. 31, 2009, was 4.18 years.

In evaluating whether to sell an Investment Grade Security, the investment manager considers, among other factors:

- Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating has changed or is vulnerable to a change.


                                       27





- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

High Yield Securities. In pursuit of the Fund's objective, the investment manager chooses High Yield Securities by:

- Reviewing interest rate and economic forecasts.

- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.

- Identifying companies that:

  - have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

  - have growth potential, or

  - have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

In evaluating whether to sell High Yield Securities, the investment manager considers, among other factors, whether:

- The interest rate or economic outlook changes.

- A sector or industry is experiencing change.

- A security's rating is changed.

- The security is overvalued relative to alternative investments.

- The company no longer meets the investment manager's performance expectations.

- The investment manager wishes to lock in profits.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold within seven days at approximately the Fund's value of the securities) including funding agreements issued by domestic insurance companies. Rule 144A Securities deemed to be liquid by the Fund's investment manager are not included in this limitation. The Fund may purchase securities on a when issued or forward commitment basis (delivery of securities and payment of the purchase price takes place after the commitment to purchase the securities).

RIVERSOURCE DIVERSIFIED BOND FUND (BUYING FUND)

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the "Index"), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

- Targeting an average portfolio duration within one year of the duration of the Index which, as of Jan. 31, 2009, was 4.18 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


                                       28





In evaluating whether to sell a security, the investment manager considers, among other factors:

- Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

--------------------------------------------------------------------------------------------------------
                          SELIGMAN CORE FIXED INCOME FUND           RIVERSOURCE DIVERSIFIED BOND FUND
FUNDAMENTAL POLICY                 (SELLING FUND)                             (BUYING FUND)
--------------------------------------------------------------------------------------------------------
UNDERWRITING          The Fund may not underwrite securities     The Fund may not act as an underwriter
                      of other issuers except insofar as the     (sell securities for others). However,
                      Fund technically may be deemed an          under the securities laws, the Fund may
                      underwriter under the Securities Act of    be deemed to be an underwriter when it
                      1933 (the "1933 Act"), as amended, in      purchases securities directly from the
                      selling portfolio securities.              issuer and later resells them.
--------------------------------------------------------------------------------------------------------
LENDING               The Fund may not make loans, except        The Fund may not lend securities or
                      that the acquisition of bonds,             participate in an interfund lending
                      debentures or other corporate fixed-       program if the total of all such loans
                      income securities and investment in        would exceed 33 1/3% of the Fund's
                      government obligations, commercial         total assets except this fundamental
                      paper, pass-through instruments,           investment policy shall not prohibit
                      certificates of deposit, bankers           the Fund from purchasing money market
                      acceptances, repurchase agreements or      securities, loans, loan participation
                      any similar instruments shall not be       or other debt securities, or from
                      deemed to be the making of a loan, and     entering into repurchase agreements.
                      except further that the Fund may lend
                      its portfolio securities; and except
                      that the Fund may lend cash to any
                      other mutual fund (or series thereof)
                      in the Seligman Group to the extent
                      permitted by applicable law or
                      regulation, or any order that may be
                      obtained from the SEC relating to
                      borrowing and lending among Seligman-
                      branded mutual funds.
--------------------------------------------------------------------------------------------------------
BORROWING MONEY       The Fund may not borrow money, except      The Fund may not borrow money, except
                      that the Fund may (i) borrow from banks    for temporary purposes (not for
                      (as defined in the 1940 Act)) in           leveraging or investment) in an amount
                      amounts up to 33 1/3% of its total         not exceeding 33 1/3% of its total
                      assets (including the amount borrowed),    assets (including the amount borrowed)
                      (ii) borrow up to an additional 5% of      less liabilities (other than
                      its total assets for temporary purposes    borrowings) immediately after the
                      (iii) obtain such short-term credit as     borrowings.
                      may be necessary for the clearance of
                      purchases and sales of portfolio
                      securities, (iv) purchase securities on
                      margin to the extent permitted by
                      applicable law and (v) borrow cash from
                      any other mutual fund (or series
                      thereof) in the Seligman Group to the
                      extent permitted by any order that may
                      be obtained from the SEC relating to
                      borrowing and lending among mutual
                      funds in the Seligman Group. The Fund
                      may not pledge its assets other than to
                      secure such borrowings or, to the
                      extent permitted by the Fund's
                      investment policies as set forth in the
                      Prospectuses and the SAI, as they may
                      be amended from time to time, in
                      connection with hedging transactions,
                      short sales, when-issued and forward
                      commitment transactions and similar
                      investment strategies.
--------------------------------------------------------------------------------------------------------
ISSUING SENIOR        The Fund may not issue senior              The Fund may not issue senior
SECURITIES            securities.                                securities, except as permitted under
                                                                 the 1940 Act, the rules and regulations
                                                                 thereunder and any applicable exemptive
                                                                 relief.
--------------------------------------------------------------------------------------------------------


                                       29



--------------------------------------------------------------------------------------------------------
                          SELIGMAN CORE FIXED INCOME FUND           RIVERSOURCE DIVERSIFIED BOND FUND
FUNDAMENTAL POLICY                 (SELLING FUND)                             (BUYING FUND)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
REAL ESTATE           The Fund may not purchase or sell real     The Fund will not buy or sell real
                      estate, except that the Fund may invest    estate, unless acquired as a result of
                      in securities directly or indirectly       ownership of securities or other
                      secured by real estate or interests        instruments, except this shall not
                      therein or issued by companies which       prevent the Fund from investing in
                      invest in real estate or interests         securities or other instruments backed
                      therein.                                   by real estate or securities of
                                                                 companies engaged in the real estate
                                                                 business or real estate investment
                                                                 trusts. For purposes of this policy,
                                                                 real estate includes real estate
                                                                 limited partnerships.
--------------------------------------------------------------------------------------------------------
COMMODITIES           The Fund may not purchase or sell          The Fund will not buy or sell physical
                      commodities or commodity contracts,        commodities unless acquired as a result
                      except to the extent permissible under     of ownership of securities or other
                      applicable law and the Fund's              instruments, except this shall not
                      prospectuses and SAI, as they may be       prevent the Fund from buying or selling
                      amended from time to time, and without     options and futures contracts or from
                      registering as a commodity pool            investing in securities or other
                      operator under the Commodity Exchange      instruments backed by, or whose value
                      Act.                                       is derived from, physical commodities.
--------------------------------------------------------------------------------------------------------
INDUSTRY              The Fund may not invest 25% or more of     The Fund will not concentrate in any
CONCENTRATION         its total assets, taken at market          one industry. According to the present
                      value, in the securities of issuers in     interpretation by the SEC, this means
                      any particular industry, except            that up to 25% of the Fund's total
                      securities issued or guaranteed by the     assets, based on current market value
                      U.S. government and its agencies and       at time of purchase, can be invested in
                      instrumentalities.                         any one industry.
--------------------------------------------------------------------------------------------------------
DIVERSIFICATION       The Fund may not make any investment       The Fund will not invest more than 5%
                      inconsistent with the Fund's               of its total assets in securities of
                      classification as a diversified company    any company, government, or political
                      under the 1940 Act.                        subdivision thereof, except the
                                                                 limitation will not apply to
                                                                 investments in securities issued or
                                                                 guaranteed by the U.S. government, its
                                                                 agencies, or instrumentalities, or
                                                                 other investment companies, and except
                                                                 that up to 25% of the Fund's total
                                                                 assets may be invested without regard
                                                                 to this 5% limitation.

                                                                 The Fund will not purchase more than
                                                                 10% of the outstanding voting
                                                                 securities of an issuer, except that up
                                                                 to 25% of the Fund's assets may be
                                                                 invested without regard to this 10%
                                                                 limitation.
--------------------------------------------------------------------------------------------------------
REPURCHASE            The Fund will not enter into repurchase    No fundamental policy.
AGREEMENTS            agreements of more than one week's
                      duration if more than 10% of its net
                      assets would be so invested.
--------------------------------------------------------------------------------------------------------


COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote):

---------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL             SELIGMAN CORE FIXED INCOME FUND           RIVERSOURCE DIVERSIFIED BOND FUND
POLICY                              (SELLING FUND)                             (BUYING FUND)
---------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES     The Fund may invest up to 20% of its       The Fund may invest up to 25% of its
                       net assets in non-U.S. dollar-             net assets in foreign investments.
                       denominated fixed-income securities of
                       U.S. or foreign issuers.
---------------------------------------------------------------------------------------------------------
SECURITIES OF OPEN-    The Fund may not acquire any securities    Not applicable.
END INVESTMENT         of a registered open-end investment
COMPANIES              company or a registered unit investment
                       trust in reliance on subparagraph (F)
                       or subparagraph (G) of Section 12(d)(1)
                       of the 1940 Act.
---------------------------------------------------------------------------------------------------------


                                       30



---------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL             SELIGMAN CORE FIXED INCOME FUND           RIVERSOURCE DIVERSIFIED BOND FUND
POLICY                              (SELLING FUND)                             (BUYING FUND)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
RIGHTS AND             The Fund may invest in common stock        The Fund does not intend to invest
WARRANTS               rights and warrants that are acquired      directly in common stock rights and
                       in connection with its investments in      warrants but is not restricted from
                       High-Yield Securities, as defined in       acquiring them in connection with its
                       the Fund's Prospectuses. The Fund may      investments in convertible securities.
                       not invest in rights and warrants if,
                       at the time of acquisition, the
                       investment in rights and warrants would
                       exceed 5% of the Fund's net assets,
                       valued at the lower of cost or market.
                       In addition, no more than 2% of net
                       assets may be invested in warrants not
                       listed on the New York or American
                       Stock Exchanges. For purposes of this
                       restriction, rights and warrants
                       acquired by the Fund as part of a unit
                       or attached to securities may be deemed
                       to have been purchased without cost.
---------------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. With regards to investment policies, the Buying Fund may expose shareholders to greater credit risk and liquidity risk due to the Buying Fund's greater ability to invest in, and greater current exposure to, high yield
(junk) bonds. Also, the Buying Fund may expose shareholders to greater foreign risk due to the Buying Fund's greater ability to invest in foreign securities. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called high yield or junk bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

- RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

 Country risk includes the political, economic and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

 Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

 Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

 Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.


                                       31





- INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

- LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

- PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risk set forth below. While this additional risk may also be a risk of the Selling Fund, it is not stated as a principal investment risk of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, hedging risk, correlation risk, liquidity risk and leverage risk.

 Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

 Hedging Risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains.

 Correlation Risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

 Liquidity Risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

 Leverage Risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts. If sales charges were included, the returns would be lower.


                                       32





Tables. The first tables show total returns from hypothetical investments in Class A, Class B, Class C, Class R and Class I shares of Seligman Core Fixed Income Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R2 and Class R5 shares of the RiverSource Diversified Bond Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 4.50% for Class A shares of the Selling Fund* and 4.75% for Class A shares of the Buying Fund;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C** and Class R shares;

- no sales charge for Class R2, Class R5 and Class I shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

  * Effective Jan. 7, 2008, the maximum initial sales charge in Class A shares of the Selling Fund is 4.50%. Although for all periods presented the Selling Fund's Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred.

 ** Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares of the Selling Fund. Although for all periods presented the Selling Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



   SELIGMAN CORE FIXED INCOME FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                       +8.55%    +4.13%    +2.34%    +0.92%    +3.34%    +4.79%    -3.43%

                                        2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +5.45% (quarter ended Sept. 30, 2002) and the lowest return for a calendar quarter was -2.74% (quarter ended Sept. 30, 2008).

The performance of other classes may vary from that shown because of differences in expenses.



  RIVERSOURCE DIVERSIFIED BOND FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         -0.22%    +7.03%    +7.33%    +5.63%    +4.61%    +4.41%    +2.09%    +5.37%    +5.08%    -6.42%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +3.49% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -3.30% (quarter ended Dec. 31, 2008).

The performance of other classes may vary from that shown because of differences in expenses.


                                       33





 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                           SINCE           SINCE       SINCE
                                                                         INCEPTION       INCEPTION   INCEPTION
                                                    1 YEAR  5 YEARS  (CLASSES A, B, C)  (CLASS R*)   (CLASS I*)
SELIGMAN CORE FIXED INCOME FUND (SELLING FUND):
  Class A
    Return before taxes                             -7.74%   +0.63%        +2.06%(a)         N/A          N/A
    Return after taxes on distributions             -9.07%   -0.69%        +0.66%(a)         N/A          N/A
    Return after taxes on distributions and sale
    of Fund shares                                  -5.01%   -0.21%        +0.94%(a)         N/A          N/A
  Class B
    Return before taxes                             -8.78%   +0.45%        +1.96%(a)         N/A          N/A
  Class C
    Return before taxes                             -5.05%   +0.80%        +1.96%(a)         N/A          N/A
  Class R*
    Return before taxes                             -4.45%   +1.35%           N/A         +1.48%(b)       N/A
  Class I*
    Return before taxes                             -3.18%   +1.80%           N/A            N/A       +2.97%(c)
Barclays Capital U.S. Aggregate Bond Index**        +5.24%   +4.65%        +5.15%(d)      +4.43%(e)    +5.20%(f)
Barclays Capital U.S. Universal Index**             +2.38%   +4.30%        +5.11%(d)      +4.28%(e)    +5.14%(f)
Lipper Intermediate Investment-Grade Debt Funds
Average                                             -4.42%   +1.74%        +3.03%(g)      +1.92%(e)    +2.96%(f)
                                                                                                       SINCE
                                                                                           SINCE     INCEPTION
                                                                                         INCEPTION  (CLASSES R2
                                                    1 YEAR  5 YEARS       10 YEARS       (CLASS C)    AND R5)
RIVERSOURCE DIVERSIFIED BOND FUND (BUYING FUND):
  Class A
    Return before taxes                            -10.82%   +1.03%        +2.88%            N/A          N/A
    Return after taxes on distributions            -12.20%   -0.45%        +1.01%            N/A          N/A
    Return after taxes on distributions and sale
    of Fund shares                                  -7.00%   +0.04%        +1.31%            N/A          N/A
  Class B
    Return before taxes                            -11.61%   +0.89%        +2.63%            N/A          N/A
  Class C
    Return before taxes                             -7.82%   +1.24%           N/A         +3.20%(h)       N/A
  Class R2
    Return before taxes                             -6.40%      N/A           N/A            N/A       -0.60%(j)
  Class R5
    Return before taxes                             -5.94%      N/A           N/A            N/A       -0.09%(j)
Barclays Capital U.S. Aggregate Bond Index          +5.24%   +4.65%        +5.63%         +6.33%(i)    +5.68%(k)
Lipper Intermediate Investment Grade Index          -4.71%   +2.28%        +4.24%         +4.78%(i)    +0.03%(k)




  (a) Inception date is Oct. 1, 2001.
  (b) Inception date is April 30, 2003.
  (c) Inception date is Nov. 30, 2001.
  (d) Measurement period started Oct. 1, 2001.
  (e) Measurement period started April 30, 2003.
  (f) Measurement period started Nov. 30, 2001.
  (g) Measurement period started Sept. 30, 2001.
  (h) Inception date is June 26, 2000.
  (i) Measurement period started June 26, 2000.
  (j) Inception date is Dec. 11, 2006.
  (k) Measurement period started Dec. 11, 2006.
    * Class R and Class I of the Selling Fund are to be redesignated Class R2 and Class R5, respectively, in connection with the Reorganization.
   ** Effective Nov. 7, 2008, to better align the primary benchmark index with the investment strategy of the Fund, the Barclays Capital U.S. Universal Index was replaced with the Barclays Capital U.S. Aggregate Bond Index, which will be used as the primary benchmark for the Fund.

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.


                                       34





The Barclays Capital U.S. Universal Index, an unmanaged index, measures the performance of U.S. dollar-denominated, taxable bonds that are rated either investment grade or below investment grade. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Lipper Intermediate Investment-Grade Debt Funds Average measures the performance of mutual funds that invest at least 65% of their assets in investment-grade debt issues rated in the top four grades with dollar-weighted average maturities of five to ten years. The average is an unmanaged benchmark that assumes the reinvestment of all distributions and does not reflect any sales charges or taxes.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Investors cannot invest directly in an average or index.


                                       35





PROPOSAL 2. REORGANIZATION OF SELIGMAN EMERGING MARKETS FUND INTO THREADNEEDLE EMERGING MARKETS FUND

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks long-term capital appreciation and invests predominantly in equity securities of emerging markets companies.

The investment objectives for the Funds are as follows:

          SELLING FUND: Seligman Emerging Markets Fund seeks long-term capital appreciation.

          BUYING FUND: Threadneedle Emerging Markets Fund seeks to provide shareholders with long-term capital growth.

Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests primarily in equity securities of emerging markets companies. Each Fund may enter into forward foreign currency exchange contracts as part of its principal investment strategy.

The Selling Fund defines an emerging market as a market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Index. The Selling Fund defines developing countries as those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development. The Buying Fund defines emerging markets as countries characterized as developing or emerging by either the World Bank or the United Nations. The Buying Fund may also invest in securities of companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries.

RiverSource Investments serves as the investment manager for each Fund and is responsible for the oversight of each Fund's subadviser, which provides day-to-day management of the Fund. The Selling Fund is subadvised by Wellington Management Company, LLP ("Wellington") and the Buying Fund is subadvised by Threadneedle International Limited ("Threadneedle"), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

DETAILED STRATEGIES FOR THE SELLING FUND AND THE BUYING FUND ARE SET FORTH
BELOW:

SELIGMAN EMERGING MARKETS FUND (SELLING FUND)

The Fund generally invests at least 80% of its net assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets. The Fund will focus its investments in those emerging markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager's criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments, and developing capital markets.

The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the portfolio manager incorporates analysis of individual companies along with analysis of individual sectors, countries and regions.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

- Operate in growing markets

- Attractive valuations relative to cash earnings forecasts or other valuation criteria

- Unique sustainable competitive advantages (e.g., market share, proprietary products)

- Improving industry or country fundamentals

Following stock selection, the portfolio manager then focuses on portfolio construction that considers top-down risk control based on such factors as:

- Relative economic growth potential of the various economies and securities markets

- Political, financial, and social conditions influencing investment opportunities

- Relative rates of earnings growth

- Interest rate outlook and expected levels of inflation

- Market prices relative to historic averages


                                       36



The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the portfolio manager believes, from a risk control perspective, the stock's position size is inappropriate for the portfolio. Also, stocks may be sold when negative country, currency, or general industry factors affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The securities may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule
4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

THREADNEEDLE EMERGING MARKETS FUND (BUYING FUND)

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of Threadneedle, the Fund's subadviser.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

The Fund's portfolio management team constructs the portfolio by selecting what it considers to be the best stocks in each industry sector, based on return on invested capital analysis, growth and valuation. The Fund's sector exposure generally reflects the global macroeconomic environment, the outlook for each sector and the relative valuation of the stocks among the sectors.

The Fund's portfolio management team constructs the portfolio by investing in most of the stocks on two core lists of holdings: the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.


                                       37



- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International ("MSCI") Emerging Markets Index. Threadneedle's research on sectors and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research analysts.

  Stocks on the Preferred List are selected by:

     - Analyzing returns on invested capital for the largest companies within each sector;

     - Assessing valuations; and

     - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

  The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:


---------------------------------------------------------------------------------------------------------
                       SELIGMAN EMERGING MARKETS FUND (SELLING       THREADNEEDLE EMERGING MARKETS FUND
FUNDAMENTAL POLICY                      FUND)                                  (BUYING FUND)
---------------------------------------------------------------------------------------------------------
UNDERWRITING           The Fund may not underwrite the            The Fund will not act as an underwriter
                       securities of other issuers, except        (sell securities for others). However,
                       insofar as the Fund may be deemed an       under the securities laws, the Fund may
                       underwriter under the 1933 Act in          be deemed to be an underwriter when it
                       disposing of a portfolio security or in    purchases securities directly from the
                       connection with investments in other       issuer and later resells them.
                       investment companies.
---------------------------------------------------------------------------------------------------------
LENDING                The Fund may not make loans, except as     The Fund will not lend securities or
                       permitted by the 1940 Act or any rule      participate in an interfund lending
                       thereunder, any SEC or SEC staff           program if the total of all such loans
                       interpretations thereof or any             would exceed 33 1/3% of the Fund's
                       exemptions therefrom which may be          total assets except this fundamental
                       granted by the SEC.                        investment policy shall not prohibit
                                                                  the Fund from purchasing money market
                                                                  securities, loans, loan participation
                                                                  or other debt securities, or from
                                                                  entering into repurchase agreements.
---------------------------------------------------------------------------------------------------------
BORROWING MONEY        The Fund may not borrow money, except      The Fund will not borrow money, except
                       as permitted by the 1940 Act or any        for temporary purposes (not for
                       rule thereunder, any SEC or SEC staff      leveraging or investment) in an amount
                       interpretations thereof or any             not exceeding 33 1/3% of its total
                       exemptions therefrom which may be          assets (including the amount borrowed)
                       granted by the SEC. The 1940 Act           less liabilities (other than
                       permits a fund to borrow up to 33 1/3%     borrowings) immediately after the
                       of its total assets (including the         borrowings.
                       amounts borrowed) from banks, plus an
                       additional 5% of its total assets for
                       temporary purposes, which may be
                       borrowed from banks or other sources.
---------------------------------------------------------------------------------------------------------
ISSUING SENIOR         The Fund may not issue senior              The Fund will not issue senior
SECURITIES             securities, except as permitted by the     securities, except as permitted under
                       1940 Act or any rule thereunder, any       the 1940 Act, the rules and regulations
                       SEC or SEC staff interpretations           thereunder and any applicable exemptive
                       thereof or any exemptions therefrom        relief.
                       which may be granted by the SEC.

---------------------------------------------------------------------------------------------------------


                                       38



---------------------------------------------------------------------------------------------------------
                       SELIGMAN EMERGING MARKETS FUND (SELLING       THREADNEEDLE EMERGING MARKETS FUND
FUNDAMENTAL POLICY                      FUND)                                  (BUYING FUND)
---------------------------------------------------------------------------------------------------------
REAL ESTATE            The Fund may not purchase or hold any      The Fund will not buy or sell real
                       real estate, except the Fund may invest    estate, unless acquired as a result of
                       in securities secured by real estate or    ownership of securities or other
                       interests therein or issued by persons     instruments, except this shall not
                       (including real estate investment          prevent the Fund from investing in
                       trusts) which deal in real estate or       securities or other instruments backed
                       interests therein.                         by real estate or securities of
                                                                  companies engaged in the real estate
                                                                  business or real estate investment
                                                                  trusts. For purposes of this policy,
                                                                  real estate includes real estate
                                                                  limited partnerships.
---------------------------------------------------------------------------------------------------------

COMMODITIES            The Fund may not purchase or sell          The Fund will not buy or sell physical
                       commodities or commodity contracts,        commodities unless acquired as a result
                       except to the extent permissible under     of ownership of securities or other
                       applicable law and interpretations, as     instruments, except this shall not
                       they may be amended from time to time.     prevent the Fund from buying or selling
                       See also nonfundamental policy on          options and futures contracts or from
                       Commodities below.                         investing in securities or other
                                                                  instruments backed by, or whose value
                                                                  is derived from, physical commodities.
---------------------------------------------------------------------------------------------------------

INDUSTRY               The Fund may not invest 25% or more of     The Fund will not concentrate in any
CONCENTRATION          its total assets, at market value, in      one industry. According to the present
                       the securities of issuers in any           interpretation by the SEC, this means
                       particular industry, provided that this    that up to 25% of the Fund's total
                       limitation shall exclude securities        assets, based on current market value
                       issued or guaranteed by the U.S.           at time of purchase, can be invested in
                       government or any of its agencies or       any one industry.
                       instrumentalities.
---------------------------------------------------------------------------------------------------------

DIVERSIFICATION        The Fund may not make any investment       The Fund will not invest more than 5%
                       inconsistent with the Fund's               of its total assets in securities of
                       classification as a diversified company    any company, government, or political
                       under the 1940 Act.                        subdivision thereof, except the
                                                                  limitation will not apply to
                                                                  investments in securities issued or
                                                                  guaranteed by the U.S. government, its
                                                                  agencies, or instrumentalities, or
                                                                  other investment companies, and except
                                                                  that up to 25% of the Fund's total
                                                                  assets may be invested without regard
                                                                  to this 5% limitation.

                                                                  The Fund will not purchase more than
                                                                  10% of the outstanding voting
                                                                  securities of an issuer, except that up
                                                                  to 25% of the Fund's assets may be
                                                                  invested without regard to this 10%
                                                                  limitation.
---------------------------------------------------------------------------------------------------------

MARGIN                 The Fund may not purchase securities on    No fundamental policy. See fundamental
                       margin, except as permitted by the 1940    policy on Lending above.
                       Act or any rule thereunder, any SEC or
                       SEC staff interpretations thereof or
                       any exemptions therefrom which may be
                       granted by the SEC.
---------------------------------------------------------------------------------------------------------
REPURCHASE             The Fund will not enter into repurchase    No fundamental policy.
AGREEMENTS             agreements of more than one week's
                       duration if more than 10% of its total
                       assets would be invested in such
                       agreements and in restricted and other
                       illiquid securities.
---------------------------------------------------------------------------------------------------------
DEALINGS WITH          The Fund may not purchase or retain the    No fundamental policy.
DIRECTORS, OFFICERS    securities of any issuer (other than
AND TRUSTEES           the shares of the Fund), if to the
                       Fund's knowledge, those directors and
                       officers of Seligman Global Fund
                       Series, Inc. (of which the Fund is a
                       series) and the directors and officers
                       of the investment manager or
                       subadviser, who individually own
                       beneficially more than  1/2 of 1% of
                       the outstanding securities of such
                       issuer, together own beneficially more
                       than 5% of such outstanding securities.
---------------------------------------------------------------------------------------------------------



COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote):


---------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL               SELIGMAN EMERGING MARKETS FUND          THREADNEEDLE EMERGING MARKETS FUND
POLICY                               (SELLING FUND)                             (BUYING FUND)
---------------------------------------------------------------------------------------------------------
BORROWING                The Fund may not borrow more than 15%     Not applicable. See the fundamental
RESTRICTIONS             of the value of its total assets.         investment policy on Borrowing Money
                         Borrowings may be secured by a            above.
                         mortgage or pledge of the Fund's
                         assets. See also the fundamental
                         investment policy on Borrowing Money
                         above.
---------------------------------------------------------------------------------------------------------


                                       39



---------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL               SELIGMAN EMERGING MARKETS FUND          THREADNEEDLE EMERGING MARKETS FUND
POLICY                               (SELLING FUND)                             (BUYING FUND)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SECURITIES OF            The Fund may not acquire any              Not applicable.
OPEN-END                 securities of a registered open-end
INVESTMENT               investment company or a registered
COMPANIES                unit investment trust in reliance on
                         subparagraph (F) or subparagraph (G)
                         of Section 12(d)(1) of the 1940 Act.
---------------------------------------------------------------------------------------------------------
COMMODITIES              The Fund may purchase and sell            See fundamental investment policy on
                         commodities and commodity contracts       Commodities above.
                         only to the extent that such
                         activities do not result in the Fund
                         being a "commodity pool" as defined in
                         the Commodity Exchange Act and the
                         Commodity Futures Trading Commission's
                         regulations and interpretations
                         thereunder. Approval of the Board of
                         Directors must be granted for a Fund
                         to invest in any new type of commodity
                         if it is of a type the Fund has not
                         previously utilized. See also
                         fundamental investment policy on
                         Commodities above.
---------------------------------------------------------------------------------------------------------
EXCHANGE                 The Fund may invest up to 10% of its      Investing in ETFs is an allowable
TRADED FUNDS             assets in ETFs.                           investment strategy for the Fund,
                                                                   however, the Fund does not have a
                                                                   stated policy limiting these types of
                                                                   investments, other than as otherwise
                                                                   permitted by the 1940 Act.
---------------------------------------------------------------------------------------------------------
PREFERRED STOCK          The Fund may invest up to 20% of its      The Fund may invest in preferred stock
AND DEBT                 net assets in preferred stock and debt    and debt securities to the extent
SECURITIES               securities, including investment grade    permitted by its investment strategy.
                         debt securities and high-yield bonds.
                         For capital appreciation, the Fund may
                         invest up to 5% of its assets in
                         governmental and corporate debt
                         securities that, at the time of
                         purchase by the Fund, are rated Baa or
                         lower by Moody's and BBB or lower by
                         S&P or, if unrated, deemed to be of
                         comparable quality. The Fund will not
                         invest in debt securities rated lower
                         than C by Moody's or C by S&P or, if
                         unrated, deemed to be of comparable
                         quality.
---------------------------------------------------------------------------------------------------------
DERIVATIVES              The Fund will invest in derivatives       The Fund may invest in derivatives to
                         only for hedging or investment            the extent permitted by its investment
                         purposes. The Fund will not invest in     strategy.
                         derivatives for speculative purposes,
                         which means where the derivative
                         investment exposes the Fund to undue
                         risk of loss, such as where the risk
                         of loss is greater than the cost of
                         the investment.
---------------------------------------------------------------------------------------------------------

WARRANTS                 No more than 2% of net assets of the      Investing in warrants is an allowable
                         Fund may be invested in warrants not      investment strategy for the Fund.
                         listed on the New York or American
                         Stock Exchanges.
---------------------------------------------------------------------------------------------------------
ACCESS TRADES            The Fund may participate in access        The Fund may invest in access trades
                         trades, but its exposure is limited to    and other derivative instruments to
                         5% of total assets of the Fund at the     the extent permitted by its investment
                         time of purchase and to dealing with      strategy.
                         counterparties believed to be
                         reputable.
---------------------------------------------------------------------------------------------------------
INVESTMENTS FOR          The Fund may not invest for the           Not applicable, other than as
PURPOSES OF              purpose of controlling or managing any    otherwise permitted by the 1940 Act.
MANAGEMENT               company.
OR CONTROL
---------------------------------------------------------------------------------------------------------



COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. With regards to investment policies, the Buying Fund may expose shareholders to greater liquidity risk due to the Buying Fund's greater ability to invest in illiquid securities. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains

                                       40



  or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, hedging risk, correlation risk, liquidity risk and leverage risk.

  Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

  Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

  Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

  Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

- RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

  Country risk includes the political, economic and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

  Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

- SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management

                                       41



  experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risk set forth below. While this additional risk may also be a risk of the Selling Fund, it is not stated as a principal investment risk of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

- GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

In addition to the risks described above, the Selling Fund is subject to the risks associated with investing in debt securities, including high-yield bonds (junk bonds), including the risks set forth below. While these additional risks may also be risks of the Buying Fund, they are not stated as principal investment risks of the Buying Fund. For more information regarding the Buying Fund's principal investment risks, see "Principal Risks" in the Buying Fund's prospectus.

- CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called high yield or junk bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

- INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.


                                       42



PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts. If sales charges were included, the returns would be lower.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R and Class I shares of Seligman Emerging Markets Fund. The second table shows total returns from hypothetical investments in Class A, Class B and Class C shares of the Threadneedle Emerging Markets Fund. The inception date for Class R2 of the Buying Fund is expected to be in the third quarter of 2009 and therefore performance information for that class is not shown. Class R5 of the Buying Fund has not been in existence for a full calendar year and therefore performance for that class is not shown. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75%* for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C** and Class R shares;

- no sales charge for Class I shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

  * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of the Selling Fund is 5.75%. Although for all periods presented, the Selling Fund's Class A share returns reflect the 5.75% maximum initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.

 ** Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares of the Selling Fund. Although for all periods presented in the tables the Selling Funds' Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.


                                       43



AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



   SELIGMAN EMERGING MARKETS FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +60.69%   -44.60%   -1.44%    -6.46%    +57.68%   +22.88%   +32.37%   +30.94%   +42.16%   -51.62%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +33.99% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -26.57% (quarter ended Dec. 31, 2008).

The performance of other classes may vary from that shown because of differences in expenses.


                                       44



  THREADNEEDLE EMERGING MARKETS FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +79.03%   -33.03%   -3.85%    -3.06%    +40.60%   +24.44%   +34.10%   +34.25%   +37.23%   -54.91%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +37.49% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -29.68% (quarter ended Sept. 30, 2008).

The performance of other classes may vary from that shown because of differences in expenses.

The Buying Fund formerly was a "feeder" fund in a master/feeder arrangement where the Buying Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Nov. 8, 2005, the Buying Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Buying Fund includes the activity of the Buying Fund when it was a feeder in a master/feeder arrangement.


                                       45



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                               SINCE       SINCE         SINCE
                                                                             INCEPTION   INCEPTION     INCEPTION
                                                  1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R**)   (CLASS I**)
SELIGMAN EMERGING MARKETS FUND (SELLING FUND):
  Class A
    Return before taxes                           -54.39%  +6.67%    +5.98%      N/A          N/A           N/A
    Return after taxes on distributions           -55.20%  +4.80%    +5.05%      N/A          N/A           N/A
    Return after taxes on distributions and
    sale of Fund shares                           -34.43%  +5.75%    +5.25%      N/A          N/A           N/A
  Class B
    Return before taxes                           -54.03%  +6.86%    +5.96%*     N/A          N/A           N/A
  Class C
    Return before taxes                           -52.18%  +7.26%      N/A     +4.63%(a)      N/A           N/A
  Class R**
    Return before taxes                           -51.82%  +8.02%      N/A       N/A       +15.54%(b)       N/A
  Class I**
    Return before taxes                           -51.42%  +8.69%      N/A       N/A          N/A        +13.37%(c)
Morgan Stanley Capital International (MSCI)
Emerging Markets Index                            -53.18%  +8.01%    +9.30%    +7.14%(d)   +15.28%(e)    +12.68%(f)
Lipper Emerging Markets Funds Average             -55.41%  +6.20%    +9.38%    +7.23%(g)   +13.65%(e)    +11.47%(f)




Prior to March 31, 2000, J. & W. Seligman & Co. Incorporated (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until Sept. 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since Sept. 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services to the Fund.

                                                                              SINCE
                                                                            INCEPTION
                                                 1 YEAR  5 YEARS  10 YEARS  (CLASS C)
THREADNEEDLE EMERGING MARKETS FUND (BUYING
FUND):
  Class A
    Return before taxes                          -57.50%  +5.49%    +7.54%      N/A
    Return after taxes on distributions          -57.50%  +3.10%    +6.29%      N/A
    Return after taxes on distributions and
    sale of Fund shares                          -37.38%  +4.62%    +6.60%      N/A
  Class B
    Return before taxes                          -57.48%  +5.66%    +7.26%      N/A
  Class C
    Return before taxes                          -55.68%  +5.95%      N/A     +3.16%(h)
MSCI Emerging Markets Index                      -53.18%  +8.02%    +9.31%    +5.78%(i)
Lipper Emerging Markets Funds Index              -54.76%  +6.30%    +8.64%    +5.08%(i)


  (a) Inception date is May 27, 1999.
  (b) Inception date is April 30, 2003.
  (c) Inception date is Nov. 30, 2001.
  (d) Measurement period started May 31, 1999.
  (e) Measurement period started April 30, 2003.
  (f) Measurement period started Nov. 30, 2001.
  (g) Measurement period started May 27, 1999.
  (h) Inception date is June 26, 2000.
  (i) Measurement period started June 26, 2000.
    * The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
   ** Class R and Class I of the Selling Fund are to be redesignated Class R2 and Class R5, respectively, in connection with the Reorganization.

The MSCI Emerging Markets Index, an unmanaged market capitalization weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Lipper Emerging Markets Funds Average comprises mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's gross national product (GNP) per capita or other economic measures. The average is an unmanaged benchmark that assumes the reinvestment of all distributions, if any, and excludes the effect of fees, sales charges and taxes.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Buying Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See Fund Management and Compensation in Exhibit B for more information.

Investors cannot invest directly in an average or index.

The inception date for Class R2 of the Buying Fund is expected to be in the third quarter of 2009 and therefore performance information for that class is not shown. Class R5 of the Buying Fund has not been in existence for a full calendar year and therefore performance for that class is not shown.


                                       46





PROPOSAL 3. REORGANIZATION OF SELIGMAN GLOBAL GROWTH FUND INTO THREADNEEDLE GLOBAL EQUITY FUND

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks long-term capital appreciation and invests predominantly in equity securities. The investment objectives for the Funds are as follows:

          SELLING FUND: Seligman Global Growth Fund seeks long-term capital appreciation.

          BUYING FUND: Threadneedle Global Equity Fund seeks to provide shareholders with long-term capital growth.

Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Selling Fund invests at least 40% of its net assets in the securities of non-U.S. companies (as described below), while the Buying Fund has no similar restrictions. The Selling Fund may invest up to 15% of its assets in emerging market equities and up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities, while the Buying Fund has no comparable restrictions. Each Fund may enter into forward foreign currency exchange contracts or use derivatives as part of its principal investment strategies.

RiverSource Investments serves as the investment manager for each Fund and is responsible for the oversight of each Fund's subadviser, which provides day-to-day management of the Fund. The Selling Fund is subadvised by Wellington Wellington and the Buying Fund is subadvised by Threadneedle, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

DETAILED STRATEGIES FOR THE SELLING FUND AND THE BUYING FUND ARE SET FORTH
BELOW:

SELIGMAN GLOBAL GROWTH FUND (SELLING FUND)

The Fund invests primarily in equity securities of non-U.S. and U.S. growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high quality, large and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the Fund may invest up to 15% in emerging market equities.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

The Fund uses an investment process that emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

- Accelerating fundamentals or earnings growth with consideration paid to valuations

- Quality management

- Strong possibility of multiple expansion

- Unique competitive advantages (e.g., market share, proprietary products)

- Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock's or industry's underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors or shifts in global trends may negatively affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities.


                                       47



The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule
4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

THREADNEEDLE GLOBAL EQUITY FUND (BUYING FUND)

Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities, including companies located in developed and emerging countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of Threadneedle, the Fund's subadviser.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, Threadneedle constructs the portfolio by investing in most of the stocks on two core lists of holdings: the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country World Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area.

Stocks on the Preferred List are selected by:

- Evaluating the opportunities and risks within regions and sectors;

- Assessing valuations; and

- Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management. The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.


                                       48



The Fund will normally have exposure to foreign currencies. Threadneedle closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

--------------------------------------------------------------------------------------------------------
                       SELIGMAN GLOBAL GROWTH FUND (SELLING      THREADNEEDLE GLOBAL EQUITY FUND (BUYING
FUNDAMENTAL POLICY                     FUND)                                      FUND)
--------------------------------------------------------------------------------------------------------
UNDERWRITING         The Fund may not underwrite the            The Fund will not act as an underwriter
                     securities of other issuers, except        (sell securities for others). However,
                     insofar as the Fund may be deemed an       under the securities laws, the Fund may
                     underwriter under the 1933 Act in          be deemed to be an underwriter when it
                     disposing of a portfolio security or in    purchases securities directly from the
                     connection with investments in other       issuer and later resells them.
                     investment companies.
--------------------------------------------------------------------------------------------------------
LENDING              The Fund may not make loans, except as     The Fund will not lend securities or
                     permitted by the 1940 Act or any rule      participate in an interfund lending
                     thereunder, any SEC or SEC staff           program if the total of all such loans
                     interpretations thereof or any             would exceed 33 1/3% of the Fund's total
                     exemptions therefrom which may be          assets except this fundamental
                     granted by the SEC.                        investment policy shall not prohibit the
                                                                Fund from purchasing money market
                                                                securities, loans, loan participation or
                                                                other debt securities, or from entering
                                                                into repurchase agreements.
--------------------------------------------------------------------------------------------------------
BORROWING MONEY      The Fund may not borrow money, except as   The Fund will not borrow money, except
                     permitted by the 1940 Act or any rule      for temporary purposes (not for
                     thereunder, any SEC or SEC staff           leveraging or investment) in an amount
                     interpretations thereof or any             not exceeding 33 1/3% of its total
                     exemptions therefrom which may be          assets (including the amount borrowed)
                     granted by the SEC. The 1940 Act permits   less liabilities (other than borrowings)
                     a fund to borrow up to 33 1/3% of its      immediately after the borrowings.
                     total assets (including the amounts
                     borrowed) from banks, plus an additional
                     5% of its total assets for temporary
                     purposes, which may be borrowed from
                     banks or other sources.
--------------------------------------------------------------------------------------------------------
ISSUING SENIOR       The Fund may not issue senior              The Fund will not issue senior
SECURITIES           securities, except as permitted by the     securities, except as permitted under
                     1940 Act or any rule thereunder, any SEC   the 1940 Act, the rules and regulations
                     or SEC staff interpretations thereof or    thereunder and any applicable exemptive
                     any exemptions therefrom which may be      relief.
                     granted by the SEC.
--------------------------------------------------------------------------------------------------------
REAL ESTATE          The Fund may not purchase or hold any      The Fund will not buy or sell real
                     real estate, except the Fund may invest    estate, unless acquired as a result of
                     in securities secured by real estate or    ownership of securities or other
                     interests therein or issued by persons     instruments, except this shall not
                     (including real estate investment          prevent the Fund from investing in
                     trusts) which deal in real estate or       securities or other instruments backed
                     interests therein.                         by real estate or securities of
                                                                companies engaged in the real estate
                                                                business or real estate investment
                                                                trusts. For purposes of this policy,
                                                                real estate includes real estate limited
                                                                partnerships.
--------------------------------------------------------------------------------------------------------
COMMODITIES          The Fund may not purchase or sell          The Fund will not buy or sell physical
                     commodities or commodity contracts,        commodities unless acquired as a result
                     except to the extent permissible under     of ownership of securities or other
                     applicable law and interpretations, as     instruments, except this shall not
                     they may be amended from time to time.     prevent the Fund from buying or selling
                     See also nonfundamental policy on          options and futures contracts or from
                     Commodities below.                         investing in securities or other
                                                                instruments backed by, or whose value is
                                                                derived from, physical commodities.
--------------------------------------------------------------------------------------------------------
INDUSTRY             The Fund may not invest 25% or more of     The Fund will not concentrate in any one
CONCENTRATION        its total assets, at market value, in      industry. According to the present
                     the securities of issuers in any           interpretation by the SEC, this means
                     particular industry, provided that this    that up to 25% of the Fund's total
                     limitation shall exclude securities        assets, based on current market value at
                     issued or guaranteed by the U.S.           time of purchase, can be invested in any
                     government or any of its agencies or       one industry.
                     instrumentalities.
--------------------------------------------------------------------------------------------------------


                                       49



--------------------------------------------------------------------------------------------------------
                       SELIGMAN GLOBAL GROWTH FUND (SELLING      THREADNEEDLE GLOBAL EQUITY FUND (BUYING
FUNDAMENTAL POLICY                     FUND)                                      FUND)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
DIVERSIFICATION      The Fund may not make any investment       The Fund will not invest more than 5% of
                     inconsistent with the Fund's               its total assets in securities of any
                     classification as a diversified company    company, government, or political
                     under the 1940 Act.                        subdivision thereof, except the
                                                                limitation will not apply to investments
                                                                in securities issued or guaranteed by
                                                                the U.S. government, its agencies, or
                                                                instrumentalities, or other investment
                                                                companies, and except that up to 25% of
                                                                the Fund's total assets may be invested
                                                                without regard to this 5% limitation.

                                                                The Fund will not purchase more than 10%
                                                                of the outstanding voting securities of
                                                                an issuer, except that up to 25% of the
                                                                Fund's assets may be invested without
                                                                regard to this 10% limitation.
--------------------------------------------------------------------------------------------------------
MARGIN               The Fund may not purchase securities on    No fundamental policy. See fundamental
                     margin, except as permitted by the 1940    policy on Lending above.
                     Act or any rule thereunder, any SEC or
                     SEC staff interpretations thereof or any
                     exemptions therefrom which may be
                     granted by the SEC.
--------------------------------------------------------------------------------------------------------
REPURCHASE           The Fund will not enter into repurchase    No fundamental policy.
AGREEMENTS           agreements of more than one week's
                     duration if more than 10% of its total
                     assets would be invested in such
                     agreements and in restricted and other
                     illiquid securities.
--------------------------------------------------------------------------------------------------------
DEALINGS WITH        The Fund may not purchase or retain the    No fundamental policy.
DIRECTORS, OFFICERS  securities of any issuer (other than the
AND TRUSTEES         shares of the Fund), if to the Fund's
                     knowledge, those directors and officers
                     of Seligman Global Fund Series, Inc. (of
                     which the Fund is a series) and the
                     directors and officers of the investment
                     manager or subadviser, who individually
                     own beneficially more than  1/2 of 1% of
                     the outstanding securities of such
                     issuer, together own beneficially more
                     than 5% of such outstanding securities.
--------------------------------------------------------------------------------------------------------


COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote):

------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL         SELIGMAN GLOBAL GROWTH FUND (SELLING    THREADNEEDLE GLOBAL EQUITY FUND (BUYING
POLICY                                FUND)                                     FUND)
------------------------------------------------------------------------------------------------------
BORROWING            The Fund may not borrow more than 15%     Not applicable. See the fundamental
RESTRICTIONS         of the value of its total assets.         investment policy above on Borrowing
                     Borrowings may be secured by a mortgage   Money above.
                     or pledge of the Fund's assets. See
                     also the fundamental investment policy
                     on Borrowing Money above.
------------------------------------------------------------------------------------------------------
SECURITIES OF OPEN-  The Fund may not acquire any securities   Not applicable.
END INVESTMENT       of a registered open-end investment
COMPANIES            company or a registered unit investment
                     trust in reliance on subparagraph (F)
                     or subparagraph (G) of Section 12
                     (d)(1) of the 1940 Act.
------------------------------------------------------------------------------------------------------
COMMODITIES          The Fund may purchase and sell            See fundamental investment policy on
                     commodities and commodity contracts       Commodities above.
                     only to the extent that such activities
                     do not result in the Fund being a
                     "commodity pool" as defined in the
                     Commodity Exchange Act and the
                     Commodity Futures Trading Commission's
                     regulations and interpretations
                     thereunder. Approval of the Board of
                     Directors must be granted for a Fund to
                     invest in any new type of commodity if
                     it is of a type the Fund has not
                     previously utilized. See also
                     fundamental investment policy on
                     Commodities above.
------------------------------------------------------------------------------------------------------
EXCHANGE TRADED      The Fund may invest up to 10% of its      Investing in ETFs is an allowable
FUNDS                assets in ETFs.                           investment strategy for the Fund,
                                                               however, the Fund does not have a
                                                               stated policy limiting these types of
                                                               investments, other than as otherwise
                                                               permitted by the 1940 Act.
------------------------------------------------------------------------------------------------------


                                       50



------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL         SELIGMAN GLOBAL GROWTH FUND (SELLING    THREADNEEDLE GLOBAL EQUITY FUND (BUYING
POLICY                                FUND)                                     FUND)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
PREFERRED STOCK      The Fund may invest up to 25% of its      The Fund may invest in preferred stock
AND DEBT             net assets in preferred stock and debt    and debt securities to the extent
SECURITIES           securities. The Fund will invest only     permitted by its investment strategy.
                     in "investment grade" debt securities
                     or, in the case of unrated securities,
                     debt securities that are deemed to be
                     of equivalent quality to "investment-
                     grade" securities. "Investment-grade"
                     debt securities are rated within the
                     four highest rating categories as
                     determined by Moody's or S&P.
------------------------------------------------------------------------------------------------------
DERIVATIVES          The Fund will invest in derivatives       The Fund may invest in derivatives to
                     only for hedging or investment            the extent permitted by its investment
                     purposes. The Fund will not invest in     strategy.
                     derivatives for speculative purposes,
                     which means where the derivative
                     investment exposes the Fund to undue
                     risk of loss, such as where the risk of
                     loss is greater than the cost of the
                     investment.
------------------------------------------------------------------------------------------------------
WARRANTS             No more than 2% of net assets of the      Investing in warrants is an allowable
                     Fund may be invested in warrants not      investment strategy for the Fund.
                     listed on the New York or American
                     Stock Exchanges.
------------------------------------------------------------------------------------------------------

ACCESS TRADES        The Fund may participate in access        The Fund may invest in access trades
                     trades, but its exposure is limited to    and other derivative instruments to the
                     5% of total assets of the Fund at the     extent permitted by its investment
                     time of purchase and to dealing with      strategy.
                     counterparties believed to be
                     reputable.
------------------------------------------------------------------------------------------------------
INVESTMENTS FOR      The Fund may not invest for the purpose   Not applicable, other than as otherwise
PURPOSES OF          of controlling or managing any company.   permitted by the 1940 Act.
MANAGEMENT OR
CONTROL
------------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. With regards to investment policies, the Buying Fund may expose shareholders to greater emerging markets risk due to the Buying Fund's greater ability to invest in emerging market equities. The Buying Fund may also expose shareholders to greater liquidity risk due to the Buying Fund's greater ability to invest in illiquid securities. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

 Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

 Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

 Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

 Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.


                                       51



 Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

- RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

 Country risk includes the political, economic and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

 Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

 Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

 Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risk set forth below. While this additional risk may also be a risk of the Selling Fund, it is not stated as a principal investment risk of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

- GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.


                                       52



PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts. If sales charges were included, the returns would be lower.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R and Class I shares of Seligman Global Growth Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R2 and Class R5 shares of the Threadneedle Global Equity Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75%* for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C** and Class R shares;

- no sales charge for Class R2, Class R5 and Class I shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

  * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of the Selling Fund is 5.75%. Although for all periods presented, the Selling Fund's Class A share returns reflect the 5.75% maximum initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.

 ** Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares of the Selling Fund. Although for all periods presented in the tables the Selling Funds' Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.


                                       53



AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



     SELIGMAN GLOBAL GROWTH FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +42.80%   -17.17%   -21.53%   -31.10%   +29.96%   +17.52%   +1.15%    +12.85%   +23.77%   -53.11%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +24.43% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -27.07% (quarter ended Dec. 31, 2008).

The performance of other classes may vary from that shown because of differences in expenses.


                                       54



   THREADNEEDLE GLOBAL EQUITY FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +37.02%   -23.37%   -22.29%   -23.38%   +25.16%   +16.08%   +18.41%   +19.15%   +13.60%   -42.15%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +32.17% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -19.76% (quarter ended Dec. 31, 2008).

The performance of other classes may vary from that shown because of differences in expenses.

The Buying Fund formerly was a "feeder" fund in a master/feeder arrangement where the Buying Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Nov. 8, 2005, the Buying Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Buying Fund includes the activity of the Buying Fund when it was a feeder in a master/feeder arrangement.


                                       55





 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                               SINCE       SINCE        SINCE
                                                                             INCEPTION   INCEPTION    INCEPTION
                                                  1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R**)  (CLASS I**)
SELIGMAN GLOBAL GROWTH FUND (SELLING FUND):
  Class A
    Return before taxes                          -55.82%   -6.01%   -4.82%        N/A         N/A          N/A
    Return after taxes on distributions          -55.82%   -6.01%   -5.36%        N/A         N/A          N/A
    Return after taxes on distributions and
    sale of Fund shares                          -36.28%   -5.01%   -3.78%        N/A         N/A          N/A
  Class B
    Return before taxes                          -55.77%   -5.96%   -4.81%*       N/A         N/A          N/A
  Class C
    Return before taxes                          -53.91%   -5.61%      N/A     -5.48%(a)      N/A          N/A
  Class R**
    Return before taxes                          -53.70%   -5.11%      N/A        N/A      -0.70%(b)       N/A
  Class I**
    Return before taxes                          -52.91%   -4.35%      N/A        N/A         N/A       -4.42%(c)
Morgan Stanley Capital International (MSCI)
World Index                                      -40.33%   +0.00%   -0.19%     -0.59%(d)   +4.62%(e)    +1.13%(f)
MSCI World Growth Index                          -40.90%   -0.84%   -2.29%     -2.32%(d)   +3.17%(e)    -0.06%(f)
Lipper Global Large-Cap Growth Funds Average     -44.46%   -1.73%   +0.35%     -0.10%(g)   +3.01%(e)    -0.31%(f)
Lipper Global Funds Average                      -41.06%   -0.49%   +0.88%     +0.51%(g)   +4.38%(e)    +0.97%(f)


Prior to March 31, 2000, J. & W. Seligman & Co. Incorporated (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until Sept. 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since Sept. 15, 2003, Wellington Management Company LLP has been employed as subadviser to provide portfolio management services to the Fund.

                                                                                           SINCE
                                                                               SINCE     INCEPTION
                                                                             INCEPTION  (CLASSES R2
                                                  1 YEAR  5 YEARS  10 YEARS  (CLASS C)     & R5)
THREADNEEDLE GLOBAL EQUITY FUND (BUYING FUND):
  Class A
    Return before taxes                          -45.46%   +0.28%   -2.21%        N/A         N/A
    Return after taxes on distributions          -45.62%   +0.07%   -2.91%        N/A         N/A
    Return after taxes on distributions and
    sale of Fund shares                          -29.55%   +0.13%   -1.99%        N/A         N/A
  Class B
    Return before taxes                          -45.52%   +0.30%   -2.46%        N/A         N/A
  Class C
    Return before taxes                          -43.16%   +0.73%      N/A     -5.62%(h)      N/A
  Class R2
    Return before taxes                          -42.08%      N/A      N/A        N/A     -18.02%(j)
  Class R5
    Return before taxes                          -41.82%      N/A      N/A        N/A     -17.60%(j)
MSCI All Country World Index                     -41.85%   +0.44%   +0.23%     -2.10%(i)  -18.26%(k)
Lipper Global Funds Index                        -38.78%   +0.42%   +1.23%     -1.93%(i)  -17.35%(k)




  (a) Inception date is May 27, 1999.
  (b) Inception date is April 30, 2003.
  (c) Inception date is Nov. 30, 2001.
  (d) Measurement period started May 31, 1999.
  (e) Measurement period started April 30, 2003.
  (f) Measurement period started Nov. 30, 2001.
  (g) Measurement period started May 27, 1999.
  (h) Inception date is June 26, 2000.
  (i) Measurement period started June 26, 2000.
  (j) Inception date is Dec. 11, 2006.
  (k) Measurement period started Dec. 11, 2006.
    * The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
   ** Class R and Class I of the Selling Fund are to be redesignated Class R2 and Class R5, respectively, in connection with the Reorganization.


                                       56



The MSCI World Index, an unmanaged index, is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The MSCI World Growth Index, an unmanaged index, is a free float-adjusted market capitalization-weighted equity index representing "growth" (high price to book value) securities in the world's developed stock markets. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Lipper Global Large-Cap Growth Funds Average comprises mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the United States with market capitalizations (on a three-year weighted basis) above Lipper's global large-cap floor. Global large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World Broad Market Index (BMI). Lipper currently classifies the Selling Fund as a Global Large-Cap Growth Fund. The average is an unmanaged benchmark that assumes reinvestment of all distributions, if any, and excludes the effect of fees, sales charges and taxes.

The Lipper Global Funds Average comprises mutual funds which invest at least 25% of their portfolio in securities traded outside the United States, and may own U.S. securities as well. The average is an unmanaged benchmark that assumes reinvestment of all distributions, if any, and excludes the effect of fees, sales charges and taxes.

The MSCI All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Lipper Global Funds Index includes the 30 largest global funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Buying Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See Fund Management and Compensation in Exhibit B for more information.

Investors cannot invest directly in an average or index.


                                       57





PROPOSAL 4. REORGANIZATION OF SELIGMAN HIGH-YIELD FUND INTO RIVERSOURCE HIGH YIELD BOND FUND

Shareholders of both the Buying Fund and the Selling Fund may be entitled to assert appraisal rights (also known as dissenters' rights of appraisal) under provisions of Minnesota and Massachusetts state law, respectively. Please see the discussion under the caption Appraisal Rights in Section C of this proxy statement/prospectus for more information, including a comparison of appraisal rights under Minnesota and Massachusetts state law. A copy of the appraisal rights under the Massachusetts Business Corporation Act is also included as Appendix D in this proxy statement/prospectus.

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks a high level of current income, with capital appreciation as a secondary objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: Seligman High-Yield Fund seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management.

          BUYING FUND: RiverSource High Yield Bond Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests predominantly in non-investment grade, high yield securities. The Selling Fund may invest up to 10% of its assets in equity-linked securities (each, an "ELS"), while the Buying Fund has no similar limitation. The Buying Fund may invest up to 25% of its assets in high yield debt instruments of foreign issuers. Although the Selling Fund does not include it as a principal investment strategy, the Selling Fund may invest up to 10% of its net assets in debt securities of foreign issuers. The Buying Fund counts American Depositary Receipts ("ADRs") toward its 25% limit, but ADRs are excluded from the Selling Fund's 10% limitation.

DETAILED STRATEGIES FOR THE SELLING FUND AND THE BUYING FUND ARE SET FORTH
BELOW:

SELIGMAN HIGH-YIELD FUND (SELLING FUND)

The Fund invests 80% of its net assets in non-investment grade, high yield securities ("High Yield Securities"). High Yield Securities (many of which are commonly known as junk bonds) carry non-investment grade ratings (Ba or below by Moody's or BB or below by Fitch or S&P) or are securities deemed to be below investment grade by the investment manager. High Yield Securities have the potential to offer higher yields than investment grade securities with higher ratings and similar maturities. High Yield Securities are subject to greater risk of loss of principal and interest than higher rated investment grade securities. The Fund may invest in all types of High Yield Securities including:

- Senior and subordinated corporate debt obligations of both U.S. and non-U.S. issuers (including, for example debentures, loan participations and floating rate notes);

- Mortgage and other asset-backed securities;

- Capital appreciation bonds, including zero coupon and pay-in-kind securities;

- Convertible securities, preferred stock, structured securities and loan participations;

- Municipal securities;

- Obligations of foreign governments;

- Securities that are rated in default by a nationally recognized statistical rating organization;

- Repurchase agreements relating to the above instruments;

- Warrants, rights and other equity securities that are acquired in connection with the Fund's investments in High Yield Securities; and

- Restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 ("Rule 144A Securities").

In addition, the Fund may invest up to 20% of its net assets in (i) securities of higher quality, including: short-term money market instruments, including certificates of deposit of FDIC member banks having total assets of $1 billion or more; bankers' acceptances and interest-bearing savings or time deposits of such banks; commercial paper; investment grade fixed-income securities; securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities as well as any government sponsored enterprise; and other income-producing cash items and (ii) warrants, rights and other equity securities

                                       58



that are not acquired in connection with the Fund's investments in High Yield Securities. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). Rule 144A Securities deemed to be liquid by the investment manager are not included in this limitation. The Fund does not have any portfolio maturity limitation, and may invest its assets in instruments with short, medium or long maturities.

In pursuit of the Fund's objectives, the investment manager chooses investments by:

- Reviewing interest rate and economic forecasts.

- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.

- Identifying companies that:

  - have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

  - have growth potential, or

  - have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

In evaluating whether to sell an investment, the investment manager considers, among other factors, whether:

- The interest rate or economic outlook changes.

- A sector or industry is experiencing change.

- A security's rating is changed.

- The security is overvalued relative to alternative investments.

- The company no longer meets the investment manager's performance expectations.

- The investment manager wishes to lock in profits.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

The Fund may also invest up to 10% of its assets in ELSs as part of its overall investment strategy. An ELS is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an "Underlying Equity"). An ELS typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELS may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to downside market risk. The Fund may purchase ELSs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A Securities. The Fund may also purchase an ELS in a privately negotiated transaction with the issuer of the ELS (or its broker-dealer affiliate).

RIVERSOURCE HIGH YIELD BOND FUND (BUYING FUND)

Under normal market conditions, the Fund will invest at least 80% of its net assets in high yield debt instruments (commonly referred to as junk bonds). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objectives, the investment manager chooses investments by:

- Reviewing interest rate and economic forecasts.

- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.


                                       59



- Identifying companies that:

  - have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

  - have growth potential, or

  - have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

In evaluating whether to sell an investment, the investment manager considers, among other factors, whether:

- The interest rate or economic outlook changes.

- A sector or industry is experiencing change.

- A security's rating is changed.

- The security is overvalued relative to alternative investments.

- The company no longer meets the investment manager's performance expectations.

- The investment manager wishes to lock in profits.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

For bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

---------------------------------------------------------------------------------------------------------
                                                                      RIVERSOURCE HIGH YIELD BOND FUND
FUNDAMENTAL POLICY     SELIGMAN HIGH-YIELD FUND (SELLING FUND)                 (BUYING FUND)
---------------------------------------------------------------------------------------------------------
UNDERWRITING           The Fund may not underwrite the            The Fund may not act as an underwriter
                       securities of other issuers, except        (sell securities for others). However,
                       insofar as the Fund may be deemed an       under the securities laws, the Fund may
                       underwriter under the 1933 Act in          be deemed to be an underwriter when it
                       disposing of a portfolio security or in    purchases securities directly from the
                       connection with investments in other       issuer and later resells them.
                       investment companies.
---------------------------------------------------------------------------------------------------------
LENDING                The Fund may not make loans, except as     The Fund may not lend securities or
                       permitted by the 1940 Act or any rule      participate in an interfund lending
                       thereunder, any SEC or SEC staff           program if the total of all such loans
                       interpretations thereof or any             would exceed 33 1/3% of the Fund's
                       exemptions therefrom which may be          total assets except this fundamental
                       granted by the SEC.                        investment policy shall not prohibit
                                                                  the Fund from purchasing money market
                                                                  securities, loans, loan participation
                                                                  or other debt securities, or from
                                                                  entering into repurchase agreements.
                                                                  Under current Board policy, the Fund
                                                                  has no current intention to lend to a
                                                                  material extent.
---------------------------------------------------------------------------------------------------------
BORROWING MONEY        The Fund may not borrow money, except      The Fund may not borrow money, except
                       as permitted by the 1940 Act or any        for temporary purposes (not for
                       rule thereunder, any SEC or SEC staff      leveraging or investment) in an amount
                       interpretations thereof or any             not exceeding 33 1/3% of its total
                       exemptions therefrom which may be          assets (including the amount borrowed)
                       granted by the SEC. The 1940 Act           less liabilities (other than
                       permits a fund to borrow up to 33 1/3%     borrowings) immediately after the
                       of its total assets (including the         borrowings.
                       amounts borrowed) from banks, plus an
                       additional 5% of its total assets for
                       temporary purposes, which may be
                       borrowed from banks or other sources.
---------------------------------------------------------------------------------------------------------
ISSUING SENIOR         The Fund may not issue senior              The Fund may not issue senior
SECURITIES             securities, except as permitted by the     securities, except as permitted under
                       1940 Act or any rule thereunder, any       the 1940 Act, the rules and regulations
                       SEC or SEC staff interpretations           thereunder and any applicable exemptive
                       thereof or any exemptions therefrom        relief.
                       which may be granted by the SEC.
---------------------------------------------------------------------------------------------------------


                                       60



---------------------------------------------------------------------------------------------------------
                                                                      RIVERSOURCE HIGH YIELD BOND FUND
FUNDAMENTAL POLICY     SELIGMAN HIGH-YIELD FUND (SELLING FUND)                 (BUYING FUND)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
REAL ESTATE            The Fund may not purchase or hold any      The Fund will not buy or sell real
                       real estate including limited              estate, unless acquired as a result of
                       partnership interests in real property,    ownership of securities or other
                       except that the Fund may invest in debt    instruments, except this shall not
                       securities secured by real estate or       prevent the Fund from investing in
                       interests therein or issued by             securities or other instruments backed
                       companies which invest in real estate      by real estate or securities of
                       or interests therein, including real       companies engaged in the real estate
                       estate investment trusts ("REITs").        business or real estate investment
                                                                  trusts. For purposes of this policy,
                                                                  real estate includes real estate
                                                                  limited partnerships.
---------------------------------------------------------------------------------------------------------
COMMODITIES            The Fund may not purchase or sell          The Fund will not buy or sell physical
                       commodities or commodity contracts,        commodities unless acquired as a result
                       except to the extent permissible under     of ownership of securities or other
                       applicable law and interpretations, as     instruments, except this shall not
                       they may be amended from time to time.     prevent the Fund from buying or selling
                       See also nonfundamental policy on          options and futures contracts or from
                       Commodities below.                         investing in securities or other
                                                                  instruments backed by, or whose value
                                                                  is derived from, physical commodities.
---------------------------------------------------------------------------------------------------------
INDUSTRY               The Fund may not invest 25% or more of     The Fund will not concentrate in any
CONCENTRATION          its total assets, at market value, in      one industry. According to the present
                       any one industry, except that 25%          interpretation by the SEC, this means
                       limitation on industry concentration       that up to 25% of the Fund's total
                       does not apply to securities issued or     assets, based on current market value
                       guaranteed by the U.S. government or       at time of purchase, can be invested in
                       any of its agencies or                     any one industry.
                       instrumentalities (which may include
                       mortgage-related securities).
---------------------------------------------------------------------------------------------------------
DIVERSIFICATION        The Fund may not make any investment       The Fund will not invest more than 5%
                       inconsistent with the Fund's               of its total assets in securities of
                       classification as a diversified company    any company, government, or political
                       under the 1940 Act.                        subdivision thereof, except the
                                                                  limitation will not apply to
                                                                  investments in securities issued or
                                                                  guaranteed by the U.S. government, its
                                                                  agencies, or instrumentalities, or
                                                                  other investment companies, and except
                                                                  that up to 25% of the Fund's total
                                                                  assets may be invested without regard
                                                                  to this 5% limitation.

                                                                  The Fund will not purchase more than
                                                                  10% of the outstanding voting
                                                                  securities of an issuer, except that up
                                                                  to 25% of the Fund's assets may be
                                                                  invested without regard to this 10%
                                                                  limitation.
---------------------------------------------------------------------------------------------------------
MARGIN                 The Fund may not purchase securities on    No fundamental policy. See fundamental
                       margin, except as permitted by the 1940    policy on Lending above.
                       Act or any rule thereunder, any SEC or
                       SEC staff interpretations thereof or
                       any exemptions therefrom which may be
                       granted by the SEC.
---------------------------------------------------------------------------------------------------------
REPURCHASE             The Fund will not enter into repurchase    No fundamental policy.
AGREEMENTS             agreements of more than one week's
                       duration if more than 10% of its total
                       assets would be invested in such
                       agreements and in restricted and other
                       illiquid securities.
---------------------------------------------------------------------------------------------------------
DEALINGS WITH          The Fund may not purchase or hold the      No fundamental policy.
DIRECTORS, OFFICERS    securities of any issuer, if to its
AND TRUSTEES           knowledge, Trustees or officers of
                       Seligman High Income Fund Series (of
                       which the Fund is a series)
                       individually owning beneficially more
                       than 0.5% of the securities of that
                       other company own in the aggregate more
                       than 5% of such securities. The Fund
                       may not engage in transactions with its
                       Trustees and officers, or firms they
                       are associated with, in connection with
                       the purchase or sale of securities,
                       except as broker.
---------------------------------------------------------------------------------------------------------


COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.


                                       61



The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote):

---------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL                                                        RIVERSOURCE HIGH YIELD BOND FUND
POLICY                 SELIGMAN HIGH-YIELD FUND (SELLING FUND)                 (BUYING FUND)
---------------------------------------------------------------------------------------------------------
COMMODITIES            Each Fund may purchase and sell            See fundamental investment policy on
                       commodities and commodity contracts        Commodities above.
                       only to the extent that such activities
                       do not result in a Fund being a
                       "commodity pool" as defined in the
                       Commodity Exchange Act and the
                       Commodity Futures Trading Commission's
                       regulations and interpretations
                       thereunder. The investment manager must
                       seek Board approval to invest in any
                       type of commodity or commodity contract
                       if it is of the type a Fund has not
                       previously utilized. See also
                       fundamental investment policy on
                       Commodities above.
---------------------------------------------------------------------------------------------------------
SECURITIES OF OPEN-    The Fund may not acquire any securities    Not applicable.
END INVESTMENT         of a registered open-end investment
COMPANIES              company or a registered unit investment
                       trust in reliance on subparagraph (F)
                       or subparagraph (G) of Section 12(d)(1)
                       of the 1940 Act.
---------------------------------------------------------------------------------------------------------
EQUITY LINKED          The Fund may invest up to 10% of its       The Fund may invest in equity-linked
SECURITIES             assets in equity-linked securities as      securities to the extent permitted by
                       part of its overall investment             its investment strategy.
                       strategy.
---------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES     The Fund may invest up to 10% of its       The Fund may invest up to 25% of its
                       net assets in debt securities of           net assets in foreign investments
                       foreign issuers (not including ADRs).      (including ADRs).
---------------------------------------------------------------------------------------------------------
PREFERRED STOCK        The Fund may invest up to 10% of its       The Fund may invest in preferred stock
                       total assets in preferred stock,           to the extent permitted by its
                       including non-investment grade             investment strategy.
                       preferred stock.
---------------------------------------------------------------------------------------------------------
INVESTMENTS FOR        The Fund may not invest for the purpose    Not applicable, other than as otherwise
PURPOSES OF            of controlling or managing any company.    permitted by the 1940 Act.
MANAGEMENT OR
CONTROL
---------------------------------------------------------------------------------------------------------
SHORT SALES            The Fund may not sell securities short     The Fund is not prohibited from
                       or maintain a short position.              engaging in short sales, however, the
                                                                  Fund will seek Board approval prior to
                                                                  utilizing short sales as an active part
                                                                  of its investment strategy.
---------------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, here is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called high yield or junk, may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and

                                       62



  principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

- HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including hedging risk, correlation risk, liquidity risk and leverage risk.

  Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

  Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

  Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

- INTEREST RATE RISK. The securities in the Fund are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with the fixed-income securities in the Fund: when interest rates rise, the prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

- LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Other debt securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

- PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers

                                       63



  may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

- FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

  Country risk includes the political, economic and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

  Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

- COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

- IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.


                                       64





Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts. If sales charges were included, the returns would be lower.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R and Class I shares of Seligman High-Yield Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R2 and Class R5 shares of the RiverSource High Yield Bond Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 4.50% for Class A shares of the Selling Fund* and 4.75% for Class A shares of the Buying Fund;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C** and Class R shares;

- no sales charge for Class R2, Class R5 and Class I shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

     * Effective Jan. 7, 2008, the maximum initial sales charge in Class A shares of the Selling Fund is 4.50%. Although for all periods presented the Selling Fund's Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred.

    ** Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares of the Selling Fund. Although for all periods presented the Selling Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



      SELIGMAN HIGH-YIELD FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +0.09%    -10.02%   -15.91%   -5.35%    +21.84%   +7.03%    +1.57%    +9.74%    +0.81%    -32.24%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +6.84% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -22.00% (quarter ended Dec. 31, 2008).

The performance of other classes may vary from that shown because of differences in expenses.


                                       65



   RIVERSOURCE HIGH YIELD BOND FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +7.06%    -10.31%   +4.80%    -7.04%    +25.81%   +11.76%   +4.36%    +10.76%   +2.07%    -24.59%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +9.41% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -18.37% (quarter ended Dec. 31, 2008).

The performance of other classes may vary from that shown because of differences in expenses.

The Buying Fund formerly was a "feeder" fund in a master/feeder arrangement where the Buying Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Oct. 18, 2005, the Buying Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Buying Fund includes the activity of the Buying Fund when it was a feeder in a master/feeder arrangement.


                                       66



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                                 SINCE       SINCE        SINCE
                                                                               INCEPTION   INCEPTION    INCEPTION
                                                    1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R**)  (CLASS I**)
SELIGMAN HIGH-YIELD FUND (SELLING FUND):
  Class A
    Return before taxes                            -35.30%   -4.91%    -3.78%       N/A         N/A         N/A
    Return after taxes on distributions            -37.56%   -7.51%    -6.78%       N/A         N/A         N/A
    Return after taxes on distributions and sale
    of Fund shares                                 -22.55%   -5.18%    -4.41%       N/A         N/A         N/A
  Class B
    Return before taxes                            -35.84%   -4.99%   -3.91%*       N/A         N/A         N/A
  Class C
    Return before taxes                            -33.63%   -4.80%       N/A    -4.35%(a)      N/A         N/A
  Class R**
    Return before taxes                            -33.03%   -4.25%       N/A       N/A      -1.97%(b)      N/A
  Class I**
    Return before taxes                            -31.99%   -3.62%       N/A       N/A         N/A       -0.62%(c)
JP Morgan Global High Yield Index***
Barclays Capital U.S. Corporate High-Yield 2%
Issuer Capped Index***                             -25.88%   -0.84%    +2.28%    +2.12%(d)   +1.44%(e)    +2.93%(f)
Lipper High Current Yield Funds Average            -26.01%   -1.53%    +1.19%    +0.89%(g)   +0.73%(e)    +1.81%(f)
                                                                                             SINCE
                                                                                 SINCE     INCEPTION
                                                                               INCEPTION  (CLASSES R2
                                                    1 YEAR  5 YEARS  10 YEARS  (CLASS C)     & R5)
RIVERSOURCE HIGH YIELD BOND FUND (BUYING FUND):
  Class A
    Return before taxes                            -28.19%   -1.08%    +1.06%       N/A        N/A
    Return after taxes on distributions            -30.32%   -3.62%    -2.11%       N/A        N/A
    Return after taxes on distributions and sale
    of Fund shares                                 -18.08%   -2.14%    -0.88%       N/A        N/A
  Class B
    Return before taxes                            -28.99%   -1.26%    +0.76%       N/A        N/A
  Class C
    Return before taxes                            -26.09%   -1.00%       N/A    +0.60%(h)     N/A
  Class R2
    Return before taxes                            -25.11%      N/A       N/A       N/A     -12.11%(i)
  Class R5
    Return before taxes                            -24.33%      N/A       N/A       N/A     -11.47%(i)
JP Morgan Global High Yield Index                  -26.83%   -0.72%    +2.58%    +2.79%(j)  -12.73%(k)
Lipper High Current Yield Bond Funds Index         -28.84%   -1.87%    +0.49%    +0.26%(j)  -14.23%(k)




  (a)Inception date is May 27, 1999.
  (b)Inception date is April 30, 2003.
  (c)Inception date is Nov. 30, 2001.
  (d)Measurement period started May 28, 1999.
  (e)Measurement period started April 30, 2003.
  (f)Measurement period started Nov. 30, 2001.
  (g)Measurement period started May 27, 1999.
  (h)Inception date is June 26, 2000.
  (i)Inception date is Dec. 11, 2006.
  (j)Measurement period started June 26, 2000.
  (k)Measurement period started Dec. 11, 2006.
    *The ten-year return for Class B shares reflects automatic conversion to
     Class A shares approximately eight years after their date of purchase. **Class R and Class I of the Selling Fund are to be redesignated Class R2 and
     Class R5, respectively, in connection with the Reorganization.
  ***Effective Nov. 7, 2008, to better align the primary benchmark index with the investment strategy of the Fund, the Barclays Capital U.S. High-Yield 2% Issuer Capped Index was replaced with the JP Morgan Global High Yield Index, which will be used as the primary benchmark for the Fund going forward.

The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.


                                       67



The Barclays Capital U.S. Corporate High-Yield 2% Issuer Capped Index, an unmanaged index, covers the U.S. corporate bond market of high-yield bonds denominated in U.S. dollars, and is constrained from having greater than 2% of the securities of a single issuer. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Lipper High Current Yield Funds Average is an average of funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt instruments. The average is an unmanaged benchmark that assumes reinvestment of all distributions, if any, and excludes the effect of fees, taxes and sales charges.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Investors cannot invest directly in an average or index.



                                       68





PROPOSAL 5. REORGANIZATION OF SELIGMAN INCOME AND GROWTH FUND INTO RIVERSOURCE BALANCED FUND

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund generally seeks a combination of capital appreciation and current income.

The investment objectives for the Funds are as follows:

          SELLING FUND: Seligman Income and Growth Fund seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

          BUYING FUND: RiverSource Balanced Fund seeks to provide shareholders with a balance of growth of capital and current income.

Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests predominantly in a combination of equity and fixed-income securities. The Selling Fund may invest 10% of its assets in equity-linked securities (each, an "ELS"). The Buying Fund has no similar restriction with respect to investments in ELSs. The Selling Fund may invest up to 10% of total assets in foreign securities; the Buying Fund may invest up to 25% of the Fund's net assets in foreign investments. The Buying Fund counts American Depositary Receipts ("ADRs") toward its 25% limit, but ADRs are excluded from the Selling Fund's 10% limitation.

DETAILED STRATEGIES FOR THE SELLING FUND AND THE BUYING FUND ARE SET FORTH
BELOW:

SELIGMAN INCOME AND GROWTH FUND (SELLING FUND)

The Fund allocates its assets between equity securities and fixed-income securities. Securities are carefully selected in light of the Fund's investment objective and are diversified among many different types of securities and market sectors. As of Dec. 31, 2008, approximately 67% of the Fund's portfolio was invested in equity securities and approximately 33% was invested in fixed-income securities. However, the proportion of the Fund's assets invested in each type of security will vary from time to time based on the investment manager's assessment of general market and economic conditions.

EQUITY SECURITIES

Equity securities in which the Fund may invest include: common stocks, including real estate investment trusts ("REITs"); securities convertible into common stocks; preferred stocks; and ADRs. The Fund usually invests in the common stock of larger U.S. companies; however, it may invest in companies of any size. REITs are companies that invest primarily in income-producing real estate or real estate related loans or interests. ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent securities of foreign issuers.

Equity securities are chosen using an investment philosophy rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital.

In pursuit of the Fund's objective, RiverSource Investments chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.


                                       69



FIXED-INCOME SECURITIES

Investment grade fixed-income securities are those rated within the four highest rating categories by Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") or Fitch Ratings, or are securities deemed by the investment manager to be of comparable quality (collectively, "Investment Grade Securities"). They include obligations issued and guaranteed by the U.S. government or its agencies or instrumentalities, corporate bonds and other obligations, mortgage-backed and other asset-backed securities, obligations of non-U.S. government agencies and private institutions, and income-producing cash equivalents, including repurchase agreements. Mortgage-backed securities include collateralized mortgage obligations, mortgage pass-through securities and stripped mortgage-backed securities.

Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds which carry non-investment grade ratings (Ba or below by Moody's or BB or below by Fitch Ratings or S&P) or are securities deemed to be below investment grade by the investment manager ("High-Yield Securities"). Although High Yield Securities have the potential to offer higher yields than Investment Grade Securities with higher ratings and similar maturities, High Yield Securities are subject to greater risk of loss of principal and interest than Investment Grade Securities. The Fund may invest in all types of High Yield Securities including:

- Senior and subordinated corporate debt obligations of both U.S. and non-U.S. issuers (including, for example, debentures, loan participations and floating rate loans);

- Mortgage and other asset-backed securities;

- Capital appreciation bonds, including zero coupon and pay-in-kind securities;

- Convertible securities, preferred stock, structured securities and loan participations;

- Municipal securities;

- Obligations of foreign governments;

- Securities that are rated in default by a nationally recognized statistical rating organization;

- Repurchase agreements relating to the above instruments;

- Warrants, rights and other equity securities that are acquired in connection with the Fund's investments in High Yield Securities; and

- Restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 ("Rule 144A Securities").

The Fund does not have any portfolio maturation limitation, and may invest its assets in High Yield Securities of short, medium or long maturities.

Investment Grade Securities. In pursuit of the Fund's objective, the investment manager chooses Investment Grade Securities by:

- Evaluating the Investment Grade Securities portion of the portfolio's total exposure to sectors, industries and securities relative to the Barclays Capital U.S. Aggregate Bond Index (the "Barclays Index").

- Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

- Targeting an average portfolio duration within one year of the duration of the Barclays Index which, as of Jan. 31, 2009, was 4.18 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell Investment Grade Securities, the investment manager considers, among other factors:

- Identification of more attractive investments based on relative value.

- The portfolio's total Investment Grade Securities exposure to sectors, industries and securities relative to the Barclays Index.

- Whether a security's rating has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

High-Yield Securities. In pursuit of the Fund's objective, the investment manager chooses High Yield Securities by:

- Reviewing interest rate and economic forecasts.


                                       70





- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.

- Identifying companies that:

  - have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

  - have growth potential, or

  - have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

In evaluating whether to sell High Yield Securities, the investment manager considers, among other factors, whether:

- The interest rate or economic outlook changes.

- A sector or industry is experiencing change.

- A security's rating is changed.

- The security is overvalued relative to alternative investments.

- The company no longer meets the investment manager's performance expectations.

- The investment manager wishes to lock in profits.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

OTHER STRATEGIES

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) including funding agreements issued by domestic insurance companies and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not apply to ADRs or commercial paper and certificates of deposit issued by foreign banks.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may also invest up to 10% of its assets in ELSs as part of its overall investment strategy. An ELS is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an "Underlying Equity"). An ELS typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELS may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to downside market risk. The Fund may purchase ELSs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A Securities. The Fund may also purchase an ELS in a privately negotiated transaction with the issuer of the ELS (or its broker-dealer affiliate).

RIVERSOURCE BALANCED FUND (BUYING FUND)

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 40% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Equity securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality bonds (junk bonds). The Fund may invest up to 25% of its net assets in foreign investments.

The Fund's equity investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital.

In pursuit of the Fund's objective, RiverSource Investments chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.


                                       71





- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Barclays Capital U.S. Aggregate Bond Index (the "Index").

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of Jan. 31, 2009 was 4.18 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating is changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

- Whether the investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

---------------------------------------------------------------------------------------------------------
                           SELIGMAN INCOME AND GROWTH FUND
FUNDAMENTAL POLICY                  (SELLING FUND)                RIVERSOURCE BALANCED FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
UNDERWRITING           The Fund may not underwrite the            The Fund may not act as an underwriter
                       securities of other issuers, except        (sell securities for others). However,
                       insofar as the Fund may be deemed an       under the securities laws, the Fund may
                       underwriter under the 1933 Act in          be deemed to be an underwriter when it
                       disposing of a portfolio security or in    purchases securities directly from the
                       connection with investments in other       issuer and later resells them.
                       investment companies.
---------------------------------------------------------------------------------------------------------

LENDING                The Fund may not make loans, except as     The Fund may not lend securities or
                       permitted by the 1940 Act or any rule      participate in an interfund lending
                       thereunder, any SEC or SEC staff           program if the total of all such loans
                       interpretations thereof or any             would exceed 33 1/3% of the Fund's
                       exemptions therefrom which may be          total assets except this fundamental
                       granted by the SEC.                        investment policy shall not prohibit
                                                                  the Fund from purchasing money market
                                                                  securities, loans, loan participation
                                                                  or other debt securities, or from
                                                                  entering into repurchase agreements.

---------------------------------------------------------------------------------------------------------


                                       72



---------------------------------------------------------------------------------------------------------
                           SELIGMAN INCOME AND GROWTH FUND
FUNDAMENTAL POLICY                  (SELLING FUND)                RIVERSOURCE BALANCED FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
BORROWING MONEY        The Fund may not borrow money, except      The Fund may not borrow money, except
                       as permitted by the 1940 Act or any        for temporary purposes (not for
                       rule thereunder, any SEC or SEC staff      leveraging or investment) in an amount
                       interpretations thereof or any             not exceeding 33 1/3% of its total
                       exemptions therefrom which may be          assets (including the amount borrowed)
                       granted by the SEC. The 1940 Act           less liabilities (other than
                       permits a fund to borrow up to 33 1/3%     borrowings) immediately after the
                       of its total assets (including the         borrowings.
                       amounts borrowed) from banks, plus an
                       additional 5% of its total assets for
                       temporary purposes, which may be
                       borrowed from banks or other sources.
---------------------------------------------------------------------------------------------------------

ISSUING SENIOR         The Fund may not issue senior              The Fund may not issue senior
SECURITIES             securities, except as permitted by the     securities, except as permitted under
                       1940 Act or any rule thereunder, any       the 1940 Act, the rules and regulations
                       SEC or SEC staff interpretations           thereunder and any applicable exemptive
                       thereof or any exemptions therefrom        relief.
                       which may be granted by the SEC.
---------------------------------------------------------------------------------------------------------

REAL ESTATE            The Fund may not purchase or hold any      The Fund will not buy or sell real
                       real estate, except the Fund may invest    estate, unless acquired as a result of
                       in securities secured by real estate or    ownership of securities or other
                       interests therein or issued by persons     instruments, except this shall not
                       (including real estate investment          prevent the Fund from investing in
                       trusts) which deal in real estate or       securities or other instruments backed
                       interests therein.                         by real estate or securities of
                                                                  companies engaged in the real estate
                                                                  business or real estate investment
                                                                  trusts. For purposes of this policy,
                                                                  real estate includes real estate
                                                                  limited partnerships.
---------------------------------------------------------------------------------------------------------

COMMODITIES            The Fund may not purchase or sell          The Fund will not buy or sell physical
                       commodities or commodity contracts,        commodities unless acquired as a result
                       except to the extent permissible under     of ownership of securities or other
                       applicable law and interpretations, as     instruments, except this shall not
                       they may be amended from time to time.     prevent the Fund from buying or selling
                       See also nonfundamental policy on          options and futures contracts or from
                       Commodities below.                         investing in securities or other
                                                                  instruments backed by, or whose value
                                                                  is derived from, physical commodities.
---------------------------------------------------------------------------------------------------------

INDUSTRY               The Fund may not invest 25% or more of     The Fund will not concentrate in any
CONCENTRATION          its total assets, at market value, in      one industry. According to the present
                       the securities of issuers in any           interpretation by the SEC, this means
                       particular industry, provided that this    that up to 25% of the Fund's total
                       limitation shall exclude securities        assets, based on current market value
                       issued or guaranteed by the U.S.           at time of purchase, can be invested in
                       government or any of its agencies or       any one industry.
                       instrumentalities.
---------------------------------------------------------------------------------------------------------

DIVERSIFICATION        The Fund may not make any investment       The Fund will not invest more than 5%
                       inconsistent with the Fund's               of its total assets in securities of
                       classification as a diversified company    any company, government, or political
                       under the 1940 Act.                        subdivision thereof, except the
                                                                  limitation will not apply to
                                                                  investments in securities issued or
                                                                  guaranteed by the U.S. government, its
                                                                  agencies, or instrumentalities, or
                                                                  other investment companies, and except
                                                                  that up to 25% of the Fund's total
                                                                  assets may be invested without regard
                                                                  to this 5% limitation.

                                                                  The Fund will not purchase more than
                                                                  10% of the outstanding voting
                                                                  securities of an issuer, except that up
                                                                  to 25% of the Fund's assets may be
                                                                  invested without regard to this 10%
                                                                  limitation.
---------------------------------------------------------------------------------------------------------

MARGIN                 The Fund may not purchase securities on    No fundamental policy. See fundamental
                       margin except as permitted by the 1940     policy on Lending above.
                       Act or any rule thereunder, any SEC or
                       SEC staff interpretations thereof or
                       any exemptions therefrom which may be
                       granted by the SEC.
---------------------------------------------------------------------------------------------------------

REPURCHASE             The Fund will not enter into repurchase    No fundamental policy.
AGREEMENTS             agreements of more than one week's
                       duration if more than 10% of its net
                       assets would be so invested.
---------------------------------------------------------------------------------------------------------

DEALINGS WITH          The Fund may not purchase or retain the    No fundamental policy.
DIRECTORS, OFFICERS    securities of any issuer (other than
AND TRUSTEES           the shares of a Fund), if to the Fund's
                       knowledge, those directors and officers
                       of the Fund individually own
                       beneficially more than  1/2 of 1% of
                       the outstanding securities of such
                       issuer, together own beneficially more
                       than 5% of such outstanding securities.

                       The Fund may not deal with its
                       directors or officers, or firms they
                       are associated with, in the purchase or
                       sale of securities of other issuers,
                       except as broker.
---------------------------------------------------------------------------------------------------------




                                       73



COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote):

---------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL         SELIGMAN INCOME AND GROWTH FUND
POLICY                 (SELLING FUND)                             RIVERSOURCE BALANCED FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
FOREIGN                The Fund may invest up to 10% of total     Up to 25% of the Fund's net assets may
INVESTMENTS            assets in foreign securities. The limit    be invested in foreign investments.
                       on foreign securities does not apply to
                       ADRs or commercial paper and
                       certificates of deposit issued by
                       foreign banks.
---------------------------------------------------------------------------------------------------------

BORROWING              The Fund may not borrow more than 15%      See the fundamental investment policy
RESTRICTIONS           of the value of its total assets.          on Borrowing Money above.
                       Borrowings may be secured by a mortgage
                       or pledge of the Fund's assets. See
                       also the fundamental investment policy
                       on Borrowing Money above.
---------------------------------------------------------------------------------------------------------

SECURITIES OF OPEN-    The Fund may not acquire any securities    Not applicable.
END INVESTMENT         of a registered open-end investment
COMPANIES              company or a registered unit investment
                       trust in reliance on subparagraph (F)
                       or subparagraph (G) of Section 12(d)(1)
                       of the 1940 Act.
---------------------------------------------------------------------------------------------------------

COMMODITIES            The Fund may purchase and sell             See fundamental investment policy on
                       commodities and commodity contracts        Commodities above.
                       only to the extent that such activities
                       do not result in the Fund being a
                       "commodity pool" as defined in the
                       Commodity Exchange Act and the
                       Commodity Futures Trading Commission's
                       regulations and interpretations
                       thereunder. The investment manager must
                       seek Board approval to invest in any
                       type of commodity or commodity contract
                       if it is of the type the Fund has not
                       previously utilized. See also
                       fundamental investment policy on
                       Commodities above.
---------------------------------------------------------------------------------------------------------

SHORT SALES            The Fund may not sell "short" or           The Fund is not prohibited from
                       maintain a "short position".               engaging in short sales, however, the
                                                                  Fund will seek Board approval prior to
                                                                  utilizing short sales as an active part
                                                                  of its investment strategy.
---------------------------------------------------------------------------------------------------------

EXCHANGE               The Fund may invest up to 10% of its       Investing in ETFs is an allowable
TRADED FUNDS           assets in ETFs.                            investment strategy for the Fund,
                                                                  however, the Fund does not have a
                                                                  stated policy limiting these types of
                                                                  investments, other than as otherwise
                                                                  permitted by the 1940 Act.
---------------------------------------------------------------------------------------------------------

EQUITY LINKED          The Fund may invest up to 10% of its       The Fund may invest in equity linked
SECURITIES             assets in equity-linked securities         securities to the extent permitted by
                       (ELS) as part of its overall investment    its investment strategy.
                       strategy.
---------------------------------------------------------------------------------------------------------

PREFERRED              The Fund may invest in preferred           The Fund may invest in preferred stock
SECURITIES             securities believed by the investment      to the extent permitted by its
                       manager to offer capital appreciation      investment strategy.
                       opportunities.
---------------------------------------------------------------------------------------------------------

ACCESS TRADES          The Fund may participate in access         The Fund may invest in access trades
                       trades, but its exposure is limited to     and other derivative instruments to the
                       5% of total assets of the Fund at the      extent permitted by its investment
                       time of purchase and to dealing with       strategy.
                       counterparties believed to be
                       reputable.
---------------------------------------------------------------------------------------------------------

INVESTMENTS FOR        The Fund may not invest for the purpose    Not applicable, other than as otherwise
PURPOSES OF            of controlling or managing any company.    permitted by the 1940 Act.
MANAGEMENT
OR CONTROL
---------------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. With regards to investment policies, although the investment policies of the Buying Fund and the Selling Fund are similar with regards to high yield (junk) bonds, the Buying Fund currently has greater exposure to high yield (junk) bonds than the Selling Fund resulting in greater current credit and liquidity risk to its shareholders. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.


                                       74





- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called high yield or junk bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk and leverage risk.

  Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

  Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

  Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

- RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

  Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

- INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.


                                       75





- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

- SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts. If sales charges were included, the returns would be lower.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R and Class I shares of Seligman Income and Growth Fund. The second table shows total returns from hypothetical investments in Class A, Class B and Class C shares of the RiverSource Balanced Fund. The inception date for Class R2 and Class R5 of the Buying Fund is expected to be in the third quarter of 2009 and therefore performance information for those classes is not shown. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75%* for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C** and Class R shares;

- no sales charge for Class I shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

   * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of the Selling Fund is 5.75%. Although for all periods presented, the Selling Fund's Class A share returns reflect the 5.75% maximum initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.

  ** Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares of the Selling Fund. Although for all periods presented in the tables the Selling Funds' Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.


                                       76



AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



   SELIGMAN INCOME AND GROWTH FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         -1.76%    -3.09%    -3.90%    -11.96%   +16.24%   +8.18%    +1.07%    +15.80%   -2.43%    -37.84%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +9.39% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.41% (quarter ended Dec. 31, 2008).

The performance of other classes may vary from that shown because of differences in expenses.



      RIVERSOURCE BALANCED FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +7.36%    -11.03%   -12.70%   -15.34%   +19.51%   +9.32%    +3.56%    +14.97%   +1.64%    -29.64%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +12.28% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -16.19% (quarter ended Dec. 31, 2008).

The performance of other classes may vary from that shown because of differences in expenses.

The Buying Fund formerly was a "feeder" fund in a master/feeder arrangement where the Buying Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Jan. 12, 2006, the Buying Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Buying Fund includes the activity of the Buying Fund when it was a feeder in a master/feeder arrangement.


                                       77



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                                   SINCE          SINCE
                                                                                 INCEPTION      INCEPTION
                                                      1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R AND I**)
SELIGMAN INCOME AND GROWTH FUND (SELLING FUND):
  Class A
    Return before taxes                              -41.41%   -6.26%   -3.82%        N/A           N/A
    Return after taxes on distributions              -42.19%   -6.97%   -4.60%        N/A           N/A
    Return after taxes on distributions and sale of
    Fund shares                                      -26.76%   -5.28%   -3.39%        N/A           N/A
  Class B
    Return before taxes                              -41.28%   -6.18%   -3.81%*       N/A           N/A
  Class C
    Return before taxes                              -38.84%   -5.84%      N/A     -4.09%(a)        N/A
  Class R**
    Return before taxes                              -38.53%   -5.33%      N/A        N/A         -2.72%(b)
  Class I**
    Return before taxes                              -37.62%   -5.04%      N/A        N/A         -2.42%(b)
Russell 1000 Value Index***                          -36.85%   -0.79%   +1.36%     +0.58%         +3.38%(d)
Standard & Poor's 500 Composite Stock Price (S&P
500 Index)***                                        -36.99%   -2.19%   -1.38%     -1.92%(c)      +1.67%(d)
Barclays Capital U.S. Aggregate Bond Index***         +5.24%   +4.65%   +5.63%     +5.98%(c)      +4.43%(d)
Barclays Capital U.S. Government/Credit Index***      +5.70%   +4.64%   +5.64%     +6.09%(c)      +4.43%(d)
Blended Index***                                     -20.01%   +1.39%   +3.07%     +2.74%(c)      +3.80%(d)
Blended Index (Selling Fund old)***                  -22.17%   -1.30%   -0.81%     -1.13%(c)      +1.02%(d)
Lipper Mixed-Asset Target Allocation Growth Funds
Average                                              -29.75%   -0.66%   +0.85%     +0.55%(c)      +2.35%(d)



                                                                                   SINCE
                                                                                 INCEPTION
                                                      1 YEAR  5 YEARS  10 YEARS  (CLASS C)
RIVERSOURCE BALANCED FUND (BUYING FUND):
  Class A
    Return before taxes                              -33.68%   -2.59%   -2.89%       N/A
    Return after taxes on distributions              -34.43%   -3.44%   -3.86%       N/A
    Return after taxes on distributions and sale of
    Fund shares                                      -21.81%   -2.59%   -2.82%       N/A
  Class B
    Return before taxes                              -33.57%   -2.57%   -3.14%       N/A
  Class C
    Return before taxes                              -30.84%   -2.18%      N/A     -3.97%(e)
Russell 1000 Index                                   -36.85%   -0.79%   +1.36%     +0.91%(f)
Barclays Capital U.S. Aggregate Bond Index            +5.24%   +4.65%   +5.63%     +6.33%(f)
Blended Index                                        -21.96%   +1.57%   +3.34%     +3.34%(f)
Lipper Balanced Funds Index                          -26.18%   +0.12%   +1.53%     +0.58%(f)




  (a)Inception date is May 27, 1999.
  (b)Inception date is April 30, 2003.
  (c)Measurement period started May 27, 1999.
  (d)Measurement period started April 30, 2003.
  (e)Inception date is June 26, 2000.
  (f)Measurement period started June 26, 2000.
    *The ten-year return for Class B shares reflects automatic conversion to
     Class A shares approximately eight years after their date of purchase. **Class R and Class I of the Selling Fund are to be redesignated Class R2 and
     Class R5, respectively, in connection with the Reorganization.
  ***Effective Nov. 7, 2008, to better align the primary benchmark index with the investment strategy of the Fund, the S&P 500 Index was replaced with the Russell 1000 Value Index. In addition, the Barclays Capital U.S. Government/Credit Index was replaced with the Barclays Capital U.S. Aggregate Bond Index and the Blended Index (Selling Fund old), comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Barclays Capital U.S. Government/Credit Index, was replaced with the Blended Index, comprised of a 60% weighting in the Russell 1000 Value Index and 40% in the Barclays Capital U.S. Aggregate Bond Index.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.


                                       78



The S&P 500 Index, an unmanaged index, measures the performance of 500 of the largest U.S. companies based on market capitalization. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Barclays Capital U.S. Government/Credit Index, an unmanaged index, is comprised of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's) with at least one year to maturity. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Blended Index is comprised of a 60% weighting in the Russell 1000 Value Index and 40% in the Barclays Capital U.S. Aggregate Bond Index. The index is an unmanaged benchmark that reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Blended Index (Selling Fund old) is comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Barclays Capital U.S. Government/Credit Index. The index is an unmanaged benchmark that reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Lipper Mixed-Asset Target Allocation Growth Funds Average measures the performance of funds, that by portfolio practice, maintain a mix of between 60%- 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. The average is an unmanaged benchmark that assumes the reinvestment of all distributions, if any, and does not reflect any fees, sales charges or taxes.

The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Buying Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See Fund Management and Compensation in Exhibit B for more information.

Investors cannot invest directly in an average or index.

The inception date for Class R2 and Class R5 of the Buying Fund is expected to be in the third quarter of 2009 and therefore performance information for those classes is not shown.


                                       79





PROPOSAL 6. REORGANIZATION OF SELIGMAN INTERNATIONAL GROWTH FUND INTO RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks long-term capital appreciation and invests predominantly in equity securities of foreign issuers that are believed to be growth companies.

The investment objectives for the Funds are as follows:

          SELLING FUND: Seligman International Growth Fund seeks long-term capital appreciation.

          BUYING FUND: RiverSource Partners International Select Growth Fund
                       seeks to provide shareholders with long-term capital growth.

Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund may invest in common stock of companies in any country. However, the Selling Fund typically will not invest in companies located in the United States. The Buying Fund's assets are primarily invested in equity securities of foreign issuers. The Selling Fund may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities and generally invests less than 25% of its assets in emerging markets, while the Buying Fund has no similar restrictions. Both Funds may use forward foreign currency exchange contracts or purchase put options as part of their principal investment strategies.

RiverSource Investments serves as the investment manager for each Fund and is responsible for the oversight of each Fund's subadviser(s) which provide day-to-day management of the Fund. The Selling Fund is subadvised by Wellington and the Buying Fund is subadvised by Columbia Wanger Asset Management, L.P. ("Columbia WAM") and Principal Global Investors, LLC ("Principal Global") (collectively, the "Subadvisers").

DETAILED STRATEGIES FOR THE SELLING FUND AND THE BUYING FUND ARE SET FORTH
BELOW:

SELIGMAN INTERNATIONAL GROWTH FUND (SELLING FUND)

The Fund invests primarily in high quality, large- and mid capitalization growth companies ($1 billion or more at the time of initial purchase by the Fund) that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large- sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

- Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

- Quality management

- Unique competitive advantages (e.g., market share, proprietary products)

- Strong possibility of multiple expansion

- Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The securities may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a

                                       80



decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule
4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (BUYING FUND)

The Fund's assets are primarily invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's Subadvisers, who provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. RiverSource Investments, subject to the oversight of the Fund's Board of Directors (Board), decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. RiverSource Investments currently intends to allocate a majority of the Fund's assets to Principal Global, although this could change. Each of the Subadvisers employs an active investment strategy that focuses on companies that the Subadvisers believe will increase in value over time.

COLUMBIA WAM

Columbia WAM invests primarily in stocks of small- and medium sized companies based both outside and in the U.S. with capitalizations of less than $5 billion at the time of purchase. As long as the stock continues to meet the Fund's other investment criteria, Columbia WAM may choose to hold the stock even if it grows beyond that capitalization limit. Columbia WAM believes that smaller companies -- particularly outside the U.S. -- which are not as well known by financial analysts and which dominate a part of the market may offer higher return potential than the stocks of larger companies. Columbia WAM invests in the stocks of foreign companies based in developed markets and also emerging markets.

In making investments for the Fund, Columbia WAM typically looks for companies with:

- A strong business franchise that offers growth potential.

- Products and services that give a company a competitive advantage.

- A stock price that Columbia WAM believes is reasonable relative to the assets and earning power of the company.

Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM looks for growth potential, financial strength, and fundamental value. Columbia WAM may identify what it believes are important economic, social, or technological trends (for example, the growth of outsourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

-----------------------------------------------------------------------------------------------------
GROWTH POTENTIAL                         FINANCIAL STRENGTH                  FUNDAMENTAL VALUE
-----------------------------------------------------------------------------------------------------
superior technology               low debt                           reasonable stock price relative
                                                                     to growth potential
-----------------------------------------------------------------------------------------------------
innovative marketing              adequate working capital           valuable assets
-----------------------------------------------------------------------------------------------------
managerial skill                  conservative accounting
                                  practices
-----------------------------------------------------------------------------------------------------
market niche                      adequate profit margin
-----------------------------------------------------------------------------------------------------
good earnings prospects
-------------------------------------------------------------------
strong demand for product
-------------------------------------------------------------------


Columbia WAM believes that if the growth potential is realized, it may provide a basis for the company to outperform its peers. A strong balance sheet gives management greater flexibility to pursue strategic objectives and is essential to maintaining

                                       81



a competitive advantage. Once Columbia WAM uncovers an attractive company, it identifies a price that it believes would also make the stock a good value.

Columbia WAM may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations. Columbia WAM also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL GLOBAL

Principal Global's equity investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. Principal Global focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. To support their stock selection skills, which are believed to be the primary drivers of relative performance, Principal Global seeks to leverage technology in a research-driven approach and neutralize unintended portfolio risks.

Principal Global selects securities for the Fund based on its own global investment research. The research process is comprised of the following components:

- A proprietary and customized information management and screening framework, providing high-quality, real-time breadth of research coverage and peer rankings encompassing more than 10,000 companies worldwide.

- A systematic evaluation of companies based on objective measures such as accelerating profitability, discounted cash flow valuation and market confirmation.

- The portfolio managers and research analysts team working together to build systematic quantitative fundamental models that reflect the critical drivers of performance.

These models produce relative rankings for each stock within their appropriate peer group that differentiate the most attractive from the least attractive stocks. Stocks that appear to be attractive based on initial screening and analysis are subjected to more rigorous examination by the research analysts. The analysts then seek to validate or confirm the attractive characteristics identified by the research process, as well as apply more qualitative analysis to issues such as evaluating the sustainability of fundamental changes. As part of the research process, the research analysts meet with company management, conduct on-site due diligence visits, attend industry conferences, as well as interact with sell-side equity analysts on a daily basis.

Principal Global's stock selection process is complemented by disciplined portfolio risk controls. The portfolio risk management ensures any excess returns come from stock selection skills and not from influences such as large sector or country exposures. This is designed to enhance the consistency of Principal Global's investment process and to minimize the risk of unexpected negative surprises.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

---------------------------------------------------------------------------------------------------------
                          SELIGMAN INTERNATIONAL GROWTH FUND         RIVERSOURCE PARTNERS INTERNATIONAL
FUNDAMENTAL POLICY                  (SELLING FUND)                    SELECT GROWTH FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
UNDERWRITING           The Fund may not underwrite the            The Fund may not act as an underwriter
                       securities of other issuers, except        (sell securities for others). However,
                       insofar as the Fund may be deemed an       under the securities laws, the Fund may
                       underwriter under the 1933 Act in          be deemed to be an underwriter when it
                       disposing of a portfolio security or in    purchases securities directly from the
                       connection with investments in other       issuer and later resells them.
                       investment companies.
---------------------------------------------------------------------------------------------------------

LENDING                The Fund may not make loans, except as     The Fund may not lend securities or
                       permitted by the 1940 Act or any rule      participate in an interfund lending
                       thereunder, any SEC or SEC staff           program if the total of all such loans
                       interpretations thereof or any             would exceed 33 1/3% of the Fund's
                       exemptions therefrom which may be          total assets except this fundamental
                       granted by the SEC.                        investment policy shall not prohibit
                                                                  the Fund from purchasing money market
                                                                  securities, loans, loan participation
                                                                  or other debt securities, or from
                                                                  entering into repurchase agreements.

---------------------------------------------------------------------------------------------------------


                                       82



---------------------------------------------------------------------------------------------------------
                          SELIGMAN INTERNATIONAL GROWTH FUND         RIVERSOURCE PARTNERS INTERNATIONAL
FUNDAMENTAL POLICY                  (SELLING FUND)                    SELECT GROWTH FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
BORROWING              The Fund may not borrow money, except      The Fund may not borrow money, except
MONEY                  as permitted by the 1940 Act or any        for temporary purposes (not for
                       rule thereunder, any SEC or SEC staff      leveraging or investment) in an amount
                       interpretations thereof or any             not exceeding 33 1/3% of its total
                       exemptions therefrom which may be          assets (including the amount borrowed)
                       granted by the SEC. The 1940 Act           less liabilities (other than
                       permits a fund to borrow up to 33 1/3%     borrowings) immediately after the
                       of its total assets (including the         borrowings.
                       amounts borrowed) from banks, plus an
                       additional 5% of its total assets for
                       temporary purposes, which may be
                       borrowed from banks or other sources.
---------------------------------------------------------------------------------------------------------

ISSUING SENIOR         The Fund may not issue senior              The Fund may not issue senior
SECURITIES             securities, except as permitted by the     securities, except as permitted under
                       1940 Act or any rule thereunder, any       the 1940 Act, the rules and regulations
                       SEC or SEC staff interpretations           thereunder and any applicable exemptive
                       thereof or any exemptions therefrom        relief.
                       which may be granted by the SEC.
---------------------------------------------------------------------------------------------------------

REAL ESTATE            The Fund may not purchase or hold any      The Fund will not buy or sell real
                       real estate, except the Fund may invest    estate, unless acquired as a result of
                       in securities secured by real estate or    ownership of securities or other
                       interests therein or issued by persons     instruments, except this shall not
                       (including real estate investment          prevent the Fund from investing in
                       trusts) which deal in real estate or       securities or other instruments backed
                       interests therein.                         by real estate or securities of
                                                                  companies engaged in the real estate
                                                                  business or real estate investment
                                                                  trusts. For purposes of this policy,
                                                                  real estate includes real estate
                                                                  limited partnerships.
---------------------------------------------------------------------------------------------------------

COMMODITIES            The Fund may not purchase or sell          The Fund will not buy or sell physical
                       commodities or commodity contracts,        commodities unless acquired as a result
                       except to the extent permissible under     of ownership of securities or other
                       applicable law and interpretations, as     instruments, except this shall not
                       they may be amended from time to time.     prevent the Fund from buying or selling
                       See also nonfundamental policy on          options, futures contracts and foreign
                       Commodities below.                         currency or from investing in
                                                                  securities or other instruments backed
                                                                  by, or whose value is derived from,
                                                                  physical commodities.
---------------------------------------------------------------------------------------------------------

INDUSTRY               The Fund may not invest 25% or more of     The Fund will not concentrate in any
CONCENTRATION          its total assets, at market value, in      one industry. According to the present
                       the securities of issuers in any           interpretation by the SEC, this means
                       particular industry, provided that this    that up to 25% of the Fund's total
                       limitation shall exclude securities        assets, based on current market value
                       issued or guaranteed by the U.S.           at time of purchase, can be invested in
                       government or any of its agencies or       any one industry.
                       instrumentalities.
---------------------------------------------------------------------------------------------------------

DIVERSIFICATION        The Fund may not make any investment       The Fund will not invest more than 5%
                       inconsistent with the Fund's               of its total assets in securities of
                       classification as a diversified company    any company, government, or political
                       under the 1940 Act.                        subdivision thereof, except the
                                                                  limitation will not apply to
                                                                  investments in securities issued or
                                                                  guaranteed by the U.S. government, its
                                                                  agencies, or instrumentalities, or
                                                                  other investment companies, and except
                                                                  that up to 25% of the Fund's total
                                                                  assets may be invested without regard
                                                                  to this 5% limitation.

                                                                  The Fund will not purchase more than
                                                                  10% of the outstanding voting
                                                                  securities of an issuer, except that up
                                                                  to 25% of the Fund's assets may be
                                                                  invested without regard to this 10%
                                                                  limitation.
---------------------------------------------------------------------------------------------------------

MARGIN                 The Fund may not purchase securities on    No fundamental policy. See fundamental
                       margin except as permitted by the 1940     policy on Lending above.
                       Act or any rule thereunder, any SEC or
                       SEC staff interpretations thereof or
                       any exemptions therefrom which may be
                       granted by the SEC.
---------------------------------------------------------------------------------------------------------

REPURCHASE             The Fund will not enter into repurchase    No fundamental policy.
AGREEMENTS             agreements of more than one week's
                       duration if more than 10% of its total
                       assets would be invested in such
                       agreements and in restricted and other
                       illiquid securities.
---------------------------------------------------------------------------------------------------------

DEALINGS WITH          The Fund may not purchase or retain the    No fundamental policy.
DIRECTORS, OFFICERS    securities of any issuer (other than
AND TRUSTEES           the shares of the Fund), if to the
                       Fund's knowledge, those directors and
                       officers of Seligman Global Fund
                       Series, Inc. (of which the Fund is a
                       series) and the directors and officers
                       of the investment manager or
                       subadviser, who individually own
                       beneficially more than  1/2 of 1% of
                       the outstanding securities of such
                       issuer, together own beneficially more
                       than 5% of such outstanding securities.
---------------------------------------------------------------------------------------------------------




                                       83



COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote):

---------------------------------------------------------------------------------------------------------
                                                                     RIVERSOURCE PARTNERS INTERNATIONAL
NONFUNDAMENTAL            SELIGMAN INTERNATIONAL GROWTH FUND                 SELECT GROWTH FUND
POLICY                              (SELLING FUND)                             (BUYING FUND)
---------------------------------------------------------------------------------------------------------
BORROWING              The Fund may not borrow more than 15%      See the fundamental investment policy
RESTRICTIONS           of the value of its total assets.          on Borrowing Money above.
                       Borrowings may be secured by a mortgage
                       or pledge of the Fund's assets. See
                       also the fundamental investment policy
                       on Borrowing Money above.
---------------------------------------------------------------------------------------------------------

SECURITIES OF OPEN-    The Fund may not acquire any securities    Not applicable.
END INVESTMENT         of a registered open-end investment
COMPANIES              company or a registered unit investment
                       trust in reliance on subparagraph (F)
                       or subparagraph (G) of Section 12(d)(1)
                       of the 1940 Act.
---------------------------------------------------------------------------------------------------------

COMMODITIES            The Fund may purchase and sell             See fundamental investment policy on
                       commodities and commodity contracts        Commodities above.
                       only to the extent that such activities
                       do not result in the Fund being a
                       "commodity pool" as defined in the
                       Commodity Exchange Act and the
                       Commodity Futures Trading Commission's
                       regulations and interpretations
                       thereunder. Approval of the Board of
                       Directors must be granted for the Fund
                       to invest in any new type of commodity
                       if it is of a type the Fund has not
                       previously utilized. See also
                       fundamental investment policy on
                       Commodities above.
---------------------------------------------------------------------------------------------------------

EMERGING MARKET        The Fund will generally invest less        The Fund may invest in both developed
SECURITIES             than 25% of its assets in securities of    and emerging markets.
                       emerging markets.
---------------------------------------------------------------------------------------------------------

EXCHANGE               The Fund may invest up to 10% of its       Investing in ETFs is an allowable
TRADED FUNDS           assets in ETFs.                            investment strategy for the Fund,
                                                                  however, the Fund does not have a
                                                                  stated policy limiting these types of
                                                                  investments, other than as otherwise
                                                                  permitted by the 1940 Act.
---------------------------------------------------------------------------------------------------------

PREFERRED              The Fund may invest up to 25% of its       The Fund may invest in preferred stock
STOCK AND DEBT         net assets in preferred stock and debt     and debt securities to the extent
SECURITIES             securities. The Fund will invest only      permitted by its investment strategy.
                       in "investment grade" debt securities
                       or, in the case of unrated securities,
                       debt securities that are deemed to be
                       of equivalent quality to "investment-
                       grade" securities. "Investment-grade"
                       debt securities are rated within the
                       four highest rating categories as
                       determined by Moody's or S&P.
---------------------------------------------------------------------------------------------------------

DERIVATIVES            The Fund will invest in derivatives        The Fund may invest in derivatives to
                       only for hedging or investment             the extent permitted by its investment
                       purposes. The Fund will not invest in      strategy.
                       derivatives for speculative purposes,
                       which means where the derivative
                       investment exposes the Fund to undue
                       risk of loss, such as where the risk of
                       loss is greater than the cost of the
                       investment.
---------------------------------------------------------------------------------------------------------

WARRANTS               No more than 2% of net assets of the       Investing in warrants is an allowable
                       Fund may be invested in warrants not       investment strategy for the Fund.
                       listed on the New York or American
                       Stock Exchanges.
---------------------------------------------------------------------------------------------------------

ACCESS TRADES          The Fund may participate in access         The Fund may invest in access trades
                       trades, but its exposure is limited to     and other derivative instruments to the
                       5% of total assets of the Fund at the      extent permitted by its investment
                       time of purchase and to dealing with       strategy.
                       counterparties believed to be
                       reputable.
---------------------------------------------------------------------------------------------------------

INVESTMENTS FOR        The Fund may not invest for the purpose    Not applicable, other than as otherwise
PURPOSES OF            of controlling or managing any company.    permitted by the 1940 Act.
MANAGEMENT OR
CONTROL
---------------------------------------------------------------------------------------------------------




                                       84



COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. Because the Buying Fund invests primarily in small- and medium-sized companies whereas the Selling Fund invests primarily in medium- to large-sized companies, the Buying Fund is subject to greater small-sized company risk. With regards to investment policies, the Buying Fund may expose shareholders to greater emerging markets risk due to the Buying Fund's greater ability to invest in emerging market securities. The Buying Fund may also expose shareholders to greater issuer risk and market risk due to the Buying Fund's greater ability to invest in preferred stock and debt securities. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

 Country risk includes the political, economic and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

 Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

 Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

 Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- SECTOR RISK. Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund's principal investment strategies do not involve focusing on any particular sector, at times the investment manager's asset management strategy may cause the Fund to invest a large portion of its assets in a particular sector.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise

                                       85



  exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

 Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

 Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

 Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

 Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

 Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risks set forth below. While these additional risks may also be risks of the Selling Fund, they are not stated as principal investment risks of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

- SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

- QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

  Quantitative model risk relates to the portion of the Buying Fund's portfolio that is managed by Principal Global.


                                       86



PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts. If sales charges were included, the returns would be lower.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R and Class I shares of Seligman International Growth Fund. The second table shows total returns from hypothetical investments in Class A, Class B and Class C shares of the RiverSource Partners International Select Growth Fund. The inception date for Class R2 and Class R5 of the Buying Fund is expected to be in the third quarter of 2009 and therefore performance information for those classes is not shown. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75%* for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C** and Class R shares;

- no sales charge for Class I shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

   * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of the Selling Fund is 5.75%. Although for all periods presented, the Selling Fund's Class A share returns reflect the 5.75% maximum initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.

  ** Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares of the Selling Fund. Although for all periods presented in the tables the Selling Funds' Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                                       87



 SELIGMAN INTERNATIONAL GROWTH FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +25.29%   -36.49%   -28.09%   -20.41%   +29.57%   +23.39%   +5.53%    +22.47%   +22.04%   -57.92%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +16.96% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -27.75% (quarter ended Sept. 30, 2008).

The performance of other classes may vary from that shown because of differences in expenses.



  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH
                 FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                       -16.62%   +35.92%   +21.93%   +16.56%   +26.22%   +13.77%   -45.64%

                                        2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +18.31% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -24.78% (quarter ended Sept. 30, 2008).

The performance of other classes may vary from that shown because of differences in expenses.


                                       88



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                                 SINCE       SINCE        SINCE
                                                                               INCEPTION   INCEPTION    INCEPTION
                                                    1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R**)  (CLASS I**)
SELIGMAN INTERNATIONAL GROWTH FUND (SELLING
FUND):
  Class A
    Return before taxes                            -60.34%   -5.04%   -7.56%         N/A        N/A          N/A
    Return after taxes on distributions            -60.34%   -5.70%   -8.03%         N/A        N/A          N/A
    Return after taxes on distributions and sale
    of Fund shares                                 -39.22%   -4.01%   -5.86%         N/A        N/A          N/A
  Class B
    Return before taxes                            -60.37%   -4.96%   -7.52%*        N/A        N/A          N/A
  Class C
    Return before taxes                            -58.63%   -4.60%      N/A    -7.92%(a)       N/A          N/A
  Class R**
    Return before taxes                            -58.48%   -4.13%      N/A         N/A     +0.75%(b)       N/A
  Class I**
    Return before taxes                            -57.62%   -3.19%      N/A         N/A        N/A       -1.34%(c)
Morgan Stanley Capital International (MSCI) EAFE
(Europe, Australasia, Far East) Index              -43.06%   +2.10%   +1.18%      +1.21%(d)  +7.77%(e)    +3.89%(f)
MSCI EAFE Growth Index                             -42.46%   +1.77%   -1.01%      -0.56%(d)  +6.68%(e)    +2.91%(f)
Lipper International Multi-Cap Growth Funds
Average                                            -46.85%   +1.14%   +1.46%      +0.99%(g)  +6.69%(e)    +2.55%(f)
Lipper International Funds Average                 -44.23%   +1.27%   +1.74%      +1.40%(g)  +6.62%(e)    +3.08%(f)


Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until Sept. 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since Sept. 15, 2003, Wellington Management Company LLP has been employed as subadviser to provide portfolio management services to the Fund.

                                                                       SINCE
                                                                     INCEPTION
                                                    1 YEAR  5 YEARS  (CLASS C)
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH
FUND (BUYING FUND):
  Class A
    Return before taxes                            -48.77%   +0.90%    +3.39%(h)
    Return after taxes on distributions            -48.80%   -0.70%    +2.25%(h)
    Return after taxes on distributions and sale
    of Fund shares                                 -31.70%   +0.76%    +2.91%(h)
  Class B
    Return before taxes                            -48.81%   +1.02%    +3.42%(h)
  Class C
    Return before taxes                            -46.65%   +1.31%    +3.42%(h)
MSCI EAFE Growth Index                             -42.46%   +1.77%    +4.11%(i)
Lipper International Multi-Cap Growth Funds
Index                                              -46.54%   +2.13%    +4.05%(i)




  (a) Inception date is May 27, 1999.
  (b) Inception date is April 30, 2003.
  (c) Inception date is Nov. 30, 2001.
  (d) Measurement period started May 31, 1999.
  (e) Measurement period started April 30, 2003
  (f) Measurement period started Nov. 30, 2001
  (g) Measurement period started May 27, 1999.
  (h) Inception date is Sept. 28, 2001.
  (i) Measurement period started Sept. 28, 2001.
    * The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
   ** Class R and Class I of the Selling Fund are to be redesignated Class R2 and Class R5, respectively, in connection with the Reorganization.

The MSCI EAFE Index, an unmanaged index, is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The MSCI EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.


                                       89





The Lipper International Multi-Cap Growth Funds Average measures the performance of mutual funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index ("BMI"). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The average is an unmanaged benchmark that assumes reinvestment of all distributions, if any, and excludes the effect of fees, sales charges and taxes.

The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities whose primary trading markets are outside the U.S. Lipper currently classifies the Fund as an International Multi-Cap Growth Fund. The average is an unmanaged benchmark that assumes reinvestment of all distributions, if any, and excludes the effect of fees, sales charges and taxes.

The Lipper International Multi-Cap Growth Funds Index includes the 10 largest international multi-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Buying Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See Fund Management and Compensation in Exhibit B for more information.

Investors cannot invest directly in an average or index.

The inception date for Class R2 and Class R5 of the Buying Fund is expected to be in the third quarter of 2009 and therefore performance information for those classes is not shown.


                                       90





PROPOSAL 7. REORGANIZATION OF SELIGMAN U.S. GOVERNMENT SECURITIES FUND INTO RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND

Shareholders of both the Buying Fund and the Selling Fund may be entitled to assert appraisal rights (also known as dissenters' rights of appraisal) under provisions of Minnesota and Massachusetts state law, respectively. Please see the discussion under the caption Appraisal Rights in Section C of this proxy statement/prospectus for more information, including a comparison of appraisal rights under Minnesota and Massachusetts state law. A copy of the appraisal rights under the Massachusetts Business Corporation Act is also included as Appendix D in this proxy statement/prospectus.

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks to provide a high level of current income consistent with prudent risk or safety of principal and, in the case of the RiverSource Short Duration U.S. Government Fund, consistent with investment in U.S. government and agency securities.

The investment objectives for the Funds are as follows:

          SELLING FUND: Seligman U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk.

          BUYING FUND: RiverSource Short Duration U.S. Government Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests predominantly in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored enterprises. In favorable market conditions, the Buying Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar. Under normal market conditions the Buying Fund will maintain an average portfolio duration of one to three years while the Selling Fund's strategy does not specify an average duration target range. At Jan. 31, 2009, the average portfolio duration was 4.19 years for the Selling Fund and 1.76 years for the Buying Fund.

DETAILED STRATEGIES FOR THE SELLING FUND AND THE BUYING FUND ARE SET FORTH
BELOW:

SELIGMAN U.S. GOVERNMENT SECURITIES FUND (SELLING FUND)

The Fund will invest at least 80% of its net assets in U.S. government securities which are debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government sponsored enterprises. Although certain of the securities in which the Fund may invest are backed by the full faith and credit of the U.S. government (and thus involve minimal credit risk), other securities in which the Fund may invest are backed only by the credit of a U.S. federal agency, instrumentality or government sponsored enterprise that issued the security (and thus may have increased credit risk). Securities backed by the full faith and credit of the U.S. government include direct obligations of the U.S. Treasury (including bills, notes, and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA). Examples of securities not backed by the full faith and credit of the U.S. government include securities issued by the Student Loan Marketing Association (Sallie Mae), the Federal Home Loan Banks (FHLBs), Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae).

In pursuit of the Fund's objectives, the investment manager chooses investments by:

- Reviewing credit characteristics and the interest rate outlook.

- Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The investment manager wishes to lock-in profits.

- Changes in the interest rate or economic outlook.

- The investment manager identifies a more attractive opportunity.


                                       91





The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (BUYING FUND)

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as Fannie Mae and Freddie Mac. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury.

When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objectives, the investment manager chooses investments by:

- Reviewing credit characteristics and the interest rate outlook.

- Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

Under normal market conditions, the Fund will seek to maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The investment manager wishes to lock-in profits.

- Changes in the interest rate or economic outlook.

- The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

---------------------------------------------------------------------------------------------------------
                         SELIGMAN U.S. GOVERNMENT SECURITIES          RIVERSOURCE SHORT DURATION U.S.
FUNDAMENTAL POLICY               FUND (SELLING FUND)                   GOVERNMENT FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
UNDERWRITING           The Fund may not underwrite the            The Fund may not act as an underwriter
                       securities of other issuers, except        (sell securities for others). However,
                       insofar as the Fund may be deemed an       under the securities laws, the Fund may
                       underwriter under the 1933 Act in          be deemed to be an underwriter when it
                       disposing of a portfolio security or in    purchases securities directly from the
                       connection with investments in other       issuer and later resells them.
                       investment companies.
---------------------------------------------------------------------------------------------------------
LENDING                The Fund may not make loans, except as     The Fund may not lend securities or
                       permitted by the 1940 Act or any rule      participate in an interfund lending
                       thereunder, any SEC or SEC staff           program if the total of all such loans
                       interpretations thereof or any             would exceed 33 1/3% of the Fund's
                       exemptions therefrom which may be          total assets except this fundamental
                       granted by the SEC.                        investment policy shall not prohibit
                                                                  the Fund from purchasing money market
                                                                  securities, loans, loan participation
                                                                  or other debt securities, or from
                                                                  entering into repurchase agreements.
---------------------------------------------------------------------------------------------------------


                                       92



---------------------------------------------------------------------------------------------------------
                         SELIGMAN U.S. GOVERNMENT SECURITIES          RIVERSOURCE SHORT DURATION U.S.
FUNDAMENTAL POLICY               FUND (SELLING FUND)                   GOVERNMENT FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BORROWING MONEY        The Fund may not borrow money, except      The Fund may not borrow money, except
                       as permitted by the 1940 Act or any        for temporary purposes (not for
                       rule thereunder, any SEC or SEC staff      leveraging or investment) in an amount
                       interpretations thereof or any             not exceeding 33 1/3% of its total
                       exemptions therefrom which may be          assets (including the amount borrowed)
                       granted by the SEC. The 1940 Act           less liabilities (other than
                       permits a fund to borrow up to 33 1/3%     borrowings) immediately after the
                       of its total assets (including the         borrowings.
                       amounts borrowed) from banks, plus an
                       additional 5% of its total assets for
                       temporary purposes, which may be
                       borrowed from banks or other sources.
---------------------------------------------------------------------------------------------------------
ISSUING SENIOR         The Fund may not issue senior              The Fund may not issue senior
SECURITIES             securities, except as permitted by the     securities, except as permitted under
                       1940 Act or any rule thereunder, any       the 1940 Act, the rules and regulations
                       SEC or SEC staff interpretations           thereunder and any applicable exemptive
                       thereof or any exemptions therefrom        relief.
                       which may be granted by the SEC.
---------------------------------------------------------------------------------------------------------
REAL ESTATE            The Fund may not purchase or hold any      The Fund will not buy or sell real
                       real estate including limited              estate, unless acquired as a result of
                       partnership interests in real property,    ownership of securities or other
                       except the Fund may invest in debt         instruments, except this shall not
                       securities secured by real estate or       prevent the Fund from investing in
                       interests therein or issued by             securities or other instruments backed
                       companies which invest in real estate      by real estate or securities of
                       or interests therein, including real       companies engaged in the real estate
                       estate investment trusts ("REITs").        business or real estate investment
                                                                  trusts. For purposes of this policy,
                                                                  real estate includes real estate
                                                                  limited partnerships.
---------------------------------------------------------------------------------------------------------
COMMODITIES            The Fund may not purchase or sell          The Fund will not buy or sell physical
                       commodities or commodity contracts,        commodities unless acquired as a result
                       except to the extent permissible under     of ownership of securities or other
                       applicable law and interpretations, as     instruments, except this shall not
                       they may be amended from time to time.     prevent the Fund from buying or selling
                       See also nonfundamental policy on          options and futures contracts or from
                       Commodities below.                         investing in securities or other
                                                                  instruments backed by, or whose value
                                                                  is derived from, physical commodities.
---------------------------------------------------------------------------------------------------------
INDUSTRY               The Fund may not invest 25% or more of     The Fund will not concentrate in any
CONCENTRATION          its total assets, at market value, in      one industry. According to the present
                       any one industry, except that this 25%     interpretation by the SEC, this means
                       limitation on industry concentration       that up to 25% of the Fund's total
                       does not apply to securities issued or     assets, based on current market value
                       guaranteed by the U.S. government or       at time of purchase, can be invested in
                       any of its agencies or                     any one industry.
                       instrumentalities (which may include
                       mortgage-related securities).
---------------------------------------------------------------------------------------------------------
DIVERSIFICATION        The Fund may not make any investment       The Fund will not invest more than 5%
                       inconsistent with the Fund's               of its total assets in securities of
                       classification as a diversified company    any company, government, or political
                       under the 1940 Act.                        subdivision thereof, except the
                                                                  limitation will not apply to
                                                                  investments in securities issued or
                                                                  guaranteed by the U.S. government, its
                                                                  agencies, or instrumentalities, or
                                                                  other investment companies, and except
                                                                  that up to 25% of the Fund's total
                                                                  assets may be invested without regard
                                                                  to this 5% limitation. The Fund will
                                                                  not purchase more than 10% of the
                                                                  outstanding voting securities of an
                                                                  issuer, except that up to 25% of the
                                                                  Fund's assets may be invested without
                                                                  regard to this 10% limitation.
---------------------------------------------------------------------------------------------------------
MARGIN                 The Fund may not purchase securities on    No fundamental policy. See fundamental
                       margin, except as permitted by the 1940    policy on Lending above.
                       Act or any rule thereunder, any SEC or
                       SEC staff interpretations thereof or
                       any exemptions therefrom which may be
                       granted by the SEC.
---------------------------------------------------------------------------------------------------------
REPURCHASE             The Fund will not enter into repurchase    No fundamental policy.
AGREEMENTS             agreements of more than one week's
                       duration if more than 10% of its total
                       assets would be invested in such
                       agreements and in restricted and other
                       illiquid securities.
---------------------------------------------------------------------------------------------------------


                                       93



---------------------------------------------------------------------------------------------------------
                         SELIGMAN U.S. GOVERNMENT SECURITIES          RIVERSOURCE SHORT DURATION U.S.
FUNDAMENTAL POLICY               FUND (SELLING FUND)                   GOVERNMENT FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
DEALINGS WITH          The Fund may not purchase or hold the      No fundamental policy.
DIRECTORS, OFFICERS    securities of any issuer, if to its
AND TRUSTEES           knowledge, Trustees or officers of
                       Seligman High Income Fund Series (of
                       which the Fund is a series)
                       individually owning beneficially more
                       than 0.5% of the securities of that
                       other company own in the aggregate more
                       than 5% of such securities. The Fund
                       may not engage in transactions with its
                       Trustees and officers, or firms they
                       are associated with, in connection with
                       the purchase or sale of securities,
                       except as broker.
---------------------------------------------------------------------------------------------------------


COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote):

---------------------------------------------------------------------------------------------------------
NONFUNDAMENTAL           SELIGMAN U.S. GOVERNMENT SECURITIES          RIVERSOURCE SHORT DURATION U.S.
POLICY                           FUND (SELLING FUND)                   GOVERNMENT FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------------
SECURITIES OF OPEN-    The Fund may not acquire any securities    Not applicable.
END INVESTMENT         of a registered open-end investment
COMPANIES              company or a registered unit investment
                       trust in reliance on subparagraph (F)
                       or subparagraph (G) of Section 12(d)(1)
                       of the 1940 Act.
---------------------------------------------------------------------------------------------------------
COMMODITIES            The Fund may purchase and sell             See fundamental investment policy on
                       commodities and commodity contracts        Commodities above.
                       only to the extent that such activities
                       do not result in the Fund being a
                       "commodity pool" as defined in the
                       Commodity Exchange Act and the
                       Commodity Futures Trading Commission's
                       regulations and interpretations
                       thereunder. The investment manager must
                       seek Board approval to invest in any
                       type of commodity or commodity contract
                       if it is of a type the Fund has not
                       previously utilized. See also
                       fundamental investment policy on
                       Commodities above.
---------------------------------------------------------------------------------------------------------
INVESTMENTS FOR        The Fund may not invest for the purpose    Not applicable, other than as otherwise
PURPOSES OF            of controlling or managing any company.    permitted by the 1940 Act.
MANAGEMENT OR
CONTROL
---------------------------------------------------------------------------------------------------------
SHORT SALES            The Fund may not sell securities short     The Fund is not prohibited from
                       or maintain a short position.              engaging in short sales, however, the
                                                                  Fund will seek Board approval prior to
                                                                  utilizing short sales as an active part
                                                                  of its investment strategy.
---------------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. Because the Buying Fund will generally maintain a shorter average portfolio duration than the Selling Fund, the Buying Fund will generally be subject to less interest rate risk than the Buying Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund

                                       94






  purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

- INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

- PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risk set forth below. While this additional risk may also be a risk of the Selling Fund, it is not stated as a principal investment risk of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, hedging risk, correlation risk, liquidity risk and leverage risk.

 Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

 Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

 Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

 Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

 Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.


                                       95





PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts. If sales charges were included, the returns would be lower.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C and Class R shares of Seligman U.S. Government Securities Fund. The second table shows total returns from hypothetical investments in Class A, Class B and Class C shares of the RiverSource Short Duration U.S. Government Fund. The inception date for Class R2 of the Buying Fund is expected to be in the third quarter of 2009 and therefore performance information for that class is not shown. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 4.50% for Class A shares of the Selling Fund* and the maximum sales charge for Class A shares of the Buying Fund** at the beginning of each period;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C*** and Class R shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

    * Effective Jan. 7, 2008, the maximum initial sales charge in Class A shares of the Selling Fund is 4.50%. Although for all periods presented the Selling Fund's Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred.

   ** On March 3, 2008, the maximum sales charge for Class A shares of the Buying Fund changed from 4.75% to 3.00%. Class A share performance for the Buying Fund for each period of five years, ten years and since inception reflects the maximum sales charge of 4.75%, which was in effect at the beginning of each of those periods. Class A share performance for the Buying Fund for the one year period reflects the maximum sales charge of 3.00%, which was in effect at the beginning of that period.

  *** Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares of the Selling Fund. Although for all periods presented the Selling Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                                       96



SELIGMAN U.S. GOVERNMENT SECURITIES FUND (SELLING
                       FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)


                    (BAR CHART)


         -3.63%    +12.26%   +5.95%    +10.45%   +0.55%    +1.09%    +0.00%    +2.33%    +6.10%    +8.76%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +6.54% (quarter ended Sept. 30, 2002) and the lowest return for a calendar quarter was -2.87% (quarter ended June 30, 2004).

The performance of other classes may vary from that shown because of differences in expenses.



RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND
                   (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +1.13%    +5.90%    +6.77%    +5.94%    +1.03%    +0.82%    +1.33%    +3.95%    +5.28%    -1.53%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +3.53% (quarter ended Sept. 30, 2001) and the lowest return for a calendar quarter was -1.49% (quarter ended March 31, 2000).

The performance of other classes may vary from that shown because of differences in expenses.

The Buying Fund formerly was a "feeder" fund in a master/feeder arrangement where the Buying Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Oct. 18, 2005, the Buying Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Buying Fund includes the activity of the Buying Fund when it was a feeder in a master/feeder arrangement.


                                       97






 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                                      SINCE       SINCE
                                                                                    INCEPTION   INCEPTION
                                                         1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R**)
SELIGMAN U.S. GOVERNMENT SECURITIES FUND (SELLING
FUND):
  Class A
    Return before taxes                                  +3.82%   +2.66%   +3.80%        N/A         N/A
    Return after taxes on distributions                  +2.77%   +1.50%   +2.33%        N/A         N/A
    Return after taxes on distributions and sale of
    Fund shares                                          +2.45%   +1.57%   +2.33%        N/A         N/A
  Class B
    Return before taxes                                  +3.08%   +2.47%   +3.66%*       N/A         N/A
  Class C
    Return before taxes                                  +6.94%   +2.83%      N/A     +3.98%(a)      N/A
  Class R**
    Return before taxes                                  +7.50%   +3.33%      N/A        N/A      +2.92%(b)
Barclays Capital U.S. Government Bond Index             +12.39%   +6.06%   +6.16%     +6.67%(c)   +5.48%(d)
Blended Index                                           +10.46%   +5.83%   +6.12%     +6.46%(c)   +5.36%(d)
Lipper General U.S. Government Funds Average             +7.27%   +4.18%   +4.68%     +5.12%(c)   +3.63%(d)



                                                                                      SINCE
                                                                                    INCEPTION
                                                         1 YEAR  5 YEARS  10 YEARS  (CLASS C)
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND
(BUYING FUND):
  Class A
    Return before taxes                                  -6.24%   +0.97%   +2.50%        N/A
    Return after taxes on distributions                  -7.34%   -0.20%   +0.99%        N/A
    Return after taxes on distributions and sale of
    Fund shares                                          -4.05%   +0.15%   +1.20%        N/A
  Class B
    Return before taxes                                  -7.04%   +0.82%   +2.25%        N/A
  Class C
    Return before taxes                                  -3.22%   +1.18%      N/A     +2.64%(e)
Barclays Capital 1-3 Year Government Index               +6.66%   +4.11%   +4.81%     +4.97%(f)
Lipper Short U.S. Government Funds Index                 +3.46%   +3.13%   +3.98%     +4.05%(f)




  (a) Inception date is May 27, 1999.
  (b) Inception date is April 30, 2003.
  (c) Measurement period started May 27, 1999.
  (d) Measurement period started April 30, 2003.
  (e) Inception date is June 26, 2000.
  (f) Measurement period started June 26, 2000.
    * The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
   ** Class R of the Selling Fund is to be redesignated Class R2 in connection with the Reorganization.

The Barclays Capital U.S. Government Bond Index, an unmanaged index, is a benchmark index made up of the Barclays Capital U.S. Treasury Bond Index and the Barclays Capital U.S. Agency Bond Index as well as the Barclays Capital U.S. 1-3 Year Government Index and Barclays Capital U.S. 20+ Year Treasury Index. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Blended Index is an unmanaged index consists of a fifty percent equal weighting in the Barclays Capital U.S. Government Bond Index and the Barclays Capital Fixed-Rate Mortgage Backed Securities Index (the "MBS Index"), which covers the fixed-rate agency mortgage-backed pass-through securities of the GNMA, Fannie Mae and Freddie Mac. The Selling Fund is actively managed and its holdings are subject to change. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Lipper General U.S. Government Funds Average includes funds that invest at least 65% of their assets in U.S. government and government agency issues. The average is an unmanaged benchmark that assumes reinvestment of dividends, if any, and excludes the effect of fees, taxes and sales charges.

The Barclays Capital U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, nonconvertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices and reflects no deduction for fees, expenses or taxes.

The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Investors cannot invest directly in an average or index.

The inception date for Class R2 of the Buying Fund is expected to be in the third quarter of 2009 and therefore performance information for that class is not shown.


                                       98





ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

TERMS OF THE REORGANIZATIONS

The Board has approved the Agreement, the form of which is attached as Exhibit
A. The Agreement provides for Reorganizations on the following terms:

- Each Reorganization is expected to occur before the end of the third quarter of 2009, pending shareholder approval, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following shareholder approval, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the corresponding Buying Fund.

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund and, in exchange, the corresponding Buying Fund will assume all the Selling Fund's liabilities and will issue to the Selling Fund, as applicable, Class A, Class B, Class C, Class R2, and Class R5 shares with an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets that it receives from the Selling Fund, less the liabilities assumed by the corresponding Buying Fund in the transaction. The Reorganization Shares will immediately be distributed to the Selling Fund shareholders in proportion to their holdings of shares of the Selling Fund. As a result, shareholders of the Selling Fund will become, as applicable, Class A, Class B, Class C, Class R2, and/or Class R5 shareholders of the corresponding Buying Fund.

- No Selling Fund and no shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

- The net asset value of each Selling Fund and the corresponding Buying Fund will be computed as of 3:00 p.m., Central time, or close of business, on the business day immediately preceding the closing date of the applicable Reorganization.

- After its Reorganization, each Selling Fund will be dissolved.

CONDITIONS TO CLOSING EACH REORGANIZATION

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

- The Selling Fund will have declared and paid a dividend that will distribute all of the Selling Fund's net investment income and net capital gains, if any, to the shareholders of the Selling Fund for the taxable years ending on or prior to the closing date of the Reorganization.

- The Funds will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and declared effective.

- The shareholders of the Selling Fund will have approved the Agreement.

- The Selling Fund will have received an opinion of tax counsel to the effect that, although not entirely free from doubt, the shareholders of the Selling Fund will not recognize gain or loss for federal income tax purposes upon the exchange of their Selling Fund shares for the corresponding Buying Fund shares in connection with the Reorganization.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by resolution of the Board at any time prior to the closing date thereof. In the event of a termination, RiverSource will bear all costs associated with the Reorganization.

TAX STATUS OF THE REORGANIZATIONS

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of each Reorganization, each Selling Fund and Buying Fund will receive an opinion from Ropes & Gray LLP to the effect that, although not free from doubt, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

- The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A, Class B, Class C, Class R2 and/or Class R5 shares, as applicable, of the Buying Fund and the assumption by the Buying Fund of the Selling Fund's liabilities, followed by the distribution of those Class A, Class B, Class C, Class R2 and/or Class R5 shares, as applicable, to the Selling Fund's shareholders and the termination of the Selling Fund, will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.


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- Under Section 361 of the Code, no gain or loss will be recognized by the
  Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of Class A, Class B, Class C, Class R2 and/or Class R5 shares, as applicable, of the Buying Fund to Selling Fund shareholders in liquidation.

- Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A, Class B, Class C, Class R and/or Class I shares, as applicable, of the Selling Fund solely for Class A, Class B, Class C, Class R2 and/or Class R5 shares, as applicable, of the Buying Fund as part of the Reorganization.

- Under Section 358 of the Code, the aggregate tax basis of the Class A, Class B, Class C, Class R2 and/or Class R5 shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Class A, Class B, Class C, Class R and/or Class I shares, as applicable, of the Selling Fund exchanged therefor.

- Under Section 1223(1) of the Code, the holding period for the Class A, Class B, Class C, Class R2 and/or Class R5 shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A, Class B, Class C, Class R and/or Class I shares, as applicable, of the Selling Fund exchanged therefor, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of the Buying Fund's Class A, Class B, Class C, Class R2 and/or Class R5 shares, as applicable, to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

- Under Section 362(b) of the Code, the Buying Fund's tax basis in the assets that the Buying Fund received from the Selling Fund will be the same as the Selling Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, the Buying Fund's holding periods in the assets received from the Selling Fund will include the Selling Fund's holding periods in such assets.

- The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of a Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. The opinion will note and distinguish certain published precedent, and it is possible that the Internal Revenue Service (the "IRS") could disagree with Ropes & Gray LLP's opinion.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Selling Fund shares and the fair market value of the shares of the Buying Fund he or she received. Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

In the case of some of the Selling Funds, portfolio manager substitutions independent of the Reorganizations have occurred and resulted in substantial portfolio turnover. In addition, a portion or all of the portfolio assets of any Selling Fund may be sold in connection with its Reorganization. The actual tax impact of such sales depends on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to Selling Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any capital gains resulting from portfolio turnover prior to the Reorganization.

Prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.


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A Fund's ability to carry forward capital losses and to use them to offset future gains may be limited. First, a Fund's "pre-acquisition losses" (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Second, one Fund's pre-acquisition losses cannot be used to offset unrealized gains in another Fund that are "built in" at the time of the Reorganization and that exceed certain thresholds ("non-de minimis built-in gains") for five tax years. Third, a Selling Fund's loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund's taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, the combined Fund resulting from each Reorganization will have tax attributes that reflect a blending of the tax attributes of the two Funds at the time of the Reorganization (including as affected by the rules set forth above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any "built-in" (unrealized) gains in the Buying Fund's assets, as well as any taxable gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Buying Fund. As a result, shareholders of a Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. And any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of its Reorganization and thus cannot be calculated precisely prior to the Reorganization.

The realized and unrealized gains and losses of each Fund at the time of its Reorganization will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. The following paragraphs provide a brief summary of the tax impact of each Reorganization had it occurred on October 31, 2008. As noted above, the tax impact of a Reorganization depends on each Fund's relative tax situation at the time of the Reorganization, which situation will be different than the tax situation on October 31, 2008, and cannot be calculated precisely prior to the Reorganization. Due to the significant portfolio turnover of certain of the Funds resulting from RiverSource Investments' purchase of Seligman and portfolio manager substitutions made independent of the Reorganizations, and the substantial volatility in the marketplace, the actual tax impacts of the Reorganizations could differ substantially from those described below.

Proposal 1; Reorganization of Seligman Core Fixed Income Fund into RiverSource Diversified Bond Fund. As of October 31, 2008, Seligman Core Fixed Income Fund (Selling Fund) and RiverSource Diversified Bond Fund (Buying Fund) had net realized losses (including capital loss carryforwards) equal to approximately 5.7% and 3.9% of net assets, respectively. If the Reorganization had occurred on October 31, 2008, the loss limitation rules would not have affected the combined Fund's ability to use Selling Fund losses to offset gains recognized by the combined Fund. Selling Fund's losses would thus have been available to reduce subsequent capital gain distributions to shareholders of the combined Fund, spreading the tax benefit of such losses over a larger group of shareholders than if the Reorganization had not occurred.

Subsequent to October 31, 2008, Selling Fund experienced significant portfolio turnover. The recognition of gain and loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

Proposal 2; Reorganization of Seligman Emerging Markets Fund into Threadneedle Emerging Markets Fund. As of October 31, 2008, Seligman Emerging Markets Fund (Selling Fund) had a very small amount of net realized gain (0.06% of its net assets) and no capital loss carryforwards but had net unrealized losses equal to approximately 48.3% of its net assets. Threadneedle Emerging Markets Fund (Buying Fund) had no capital loss carryforwards and net realized losses equal to approximately 3.7% of its net assets and unrealized losses equal to approximately 57.1% of its net assets. If the Reorganization had occurred on that date, Selling Fund shareholders might have benefited from the use of Buying Fund's losses to offset gains of the combined Fund. However, to the extent Selling Fund realizes its unrealized losses, such losses will be subject to the loss limitation rules and might cause Selling Fund shareholders to experience a greater tax cost than if the Reorganization had not occurred.

Proposal 3; Reorganization of Seligman Global Growth Fund into Threadneedle Global Equity Fund. As of October 31, 2008, Seligman Global Growth Fund (Selling
Fund) and Threadneedle Global Equity Fund (Buying Fund) had net realized losses (including capital loss carryforwards) equal to approximately 237.4% and 94.2% of net assets, respectively, and had net unrealized losses equal to approximately 36.6% and 37.3% of net assets, respectively. If the Reorganization had occurred on

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October 31, 2008, the limitation on the use of Selling Fund's realized losses to offset gains of the combined Fund would not have had a significant negative impact on Selling Fund shareholders because most of Selling Fund's realized losses likely would have expired unused had the Reorganization not occurred. However, to the extent Selling Fund realizes its unrealized losses, such losses will be subject to the loss limitation rules and might cause Selling Fund shareholders to experience a greater tax cost than if the Reorganization had not occurred.

Proposal 4; Reorganization of Seligman High-Yield Fund into RiverSource High Yield Bond Fund. As of October 31, 2008, Seligman High-Yield Fund (Selling Fund) and RiverSource High Yield Bond Fund (Buying Fund) had net realized losses (including capital loss carryforwards) equal to approximately 760.8% and 126.2% of net assets, respectively, and had net unrealized losses equal to approximately 52.2% and 35.9% of net assets, respectively. If the Reorganization had occurred on October 31, 2008, the limitation on the use of Selling Fund's realized losses to offset gains of the combined Fund would not have had a significant negative impact on Selling Fund shareholders because nearly all of Selling Fund's realized losses likely would have expired unused had the Reorganization not occurred.

Subsequent to October 31, 2008, Selling Fund experienced significant portfolio turnover, causing the recognition of additional losses subject to the loss limitation rules, which could result in an increase of the potential tax cost due to the Reorganization relative to the costs described above. Additionally, to the extent Selling Fund further realizes its unrealized losses, the application of the loss limitation rules to such losses might cause a further increase in the potential tax cost to Selling Fund shareholders.

Proposal 5; Reorganization of Seligman Income and Growth Fund into RiverSource Balanced Fund. As of October 31, 2008, Seligman Income and Growth Fund (Selling
Fund) and RiverSource Balanced Fund (Buying Fund) had net realized losses (including capital loss carryforwards) equal to approximately 31.0% and 119.6% of net assets, respectively, and had net unrealized losses equal to approximately 59.2% and 21.7% of net assets, respectively. If the Reorganization had occurred on October 31, 2008, the loss limitation rules would have significantly limited the ability to use Selling Fund losses to offset gain of the combined Fund. However, Selling Fund shareholders might have benefited from the use of Buying Fund's losses to offset gains of the combined Fund.,

Subsequent to October 31, 2008, Selling Fund experienced significant portfolio turnover, causing the recognition of additional losses subject to the loss limitation rules, which could result in an increase of the potential tax cost due to the Reorganization relative to the costs described above. Additionally, to the extent Selling Fund further realizes its unrealized losses, the application of the loss limitation rules to such losses might cause a further increase in the potential tax cost to Selling Fund shareholders.

Proposal 6; Reorganization of Seligman International Growth Fund into RiverSource Partners International Select Growth Fund. As of October 31, 2008, Seligman International Growth Fund (Selling Fund) and RiverSource Partners International Select Growth Fund (Buying Fund) had net realized losses (including capital loss carryforwards) equal to 33.3% and 15.3% of net assets, respectively, and had net unrealized losses equal to approximately 14.5% and 40.5% of net assets, respectively. If the Reorganization had occurred on October 31, 2008, the loss limitation rules would not likely have prevented the use of Selling Fund's losses to offset gains of the combined Fund. However, to the extent Selling Fund realizes its unrealized losses, based on the amount of unrealized losses as of October 31, 2008, prior to the Reorganization, such losses will be subject to the loss limitation rules and might cause Selling Fund shareholders to experience a greater tax cost than if the Reorganization had not occurred.

Proposal 7; Reorganization of Seligman U.S. Government Securities Fund into RiverSource Short Duration U.S. Government Fund. As of October 31, 2008, Seligman U.S. Government Securities Fund (Selling Fund) and RiverSource Short Duration U.S. Government Fund (Buying Fund) had net realized losses (including capital loss carryforwards) equal to approximately 8.8% and 8.1% of net assets, respectively. If the Reorganization had occurred on October 31, 2008, the loss limitation rules would not have affected the combined Fund's ability to use Selling Fund losses to offset gains recognized by the combined Fund. Selling Fund's losses would thus have been available to reduce subsequent capital gain distributions to shareholders of the combined Fund, spreading the tax benefit of such losses over a larger group of shareholders than if the Reorganization had not occurred.

Subsequent to October 31, 2008, Selling Fund experienced significant portfolio turnover. The recognition of gain and loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

The tax principles described above are not expected to change. However, their application and, at a minimum, the specific percentages noted above will change prior to each Reorganization because of market developments and the substantial volatility in the marketplace, any pre-Reorganization realignments or other sales of portfolio securities that might occur or that already have occurred, and shareholder activity in the Funds, among other changes.


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Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of a Selling Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The Board believes that each proposed Reorganization will be advantageous to Selling Fund and Buying Fund shareholders based on its consideration of the following matters:

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of each Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of each Reorganization. The Board also considered the relative tax situations of each Fund and the resulting tax impact of the Reorganization to Selling Fund shareholders, and believes that the benefits of each Reorganization should outweigh any resulting tax cost to shareholders.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that each Selling Fund and the corresponding Buying Fund have similar or identical investment objectives and, except as noted below and as discussed in more detail under each proposal, similar investment strategies. In particular, for each Reorganization:

 Proposal 1. Seligman Core Fixed Income Fund into RiverSource Diversified Bond
 Fund: The Board considered that the Funds have similar investment objectives of providing a high level of current income consistent with prudent risk or conservation of investment value. The Board considered that Seligman Core Fixed Income Fund seeks capital appreciation as a secondary objective. The Board noted the similarity of the Funds' investment strategies: Seligman Core Fixed Income Fund invests 80% of its net assets in fixed-income securities, while RiverSource Diversified Bond Fund invests 80% of its net assets in bonds and other debt securities. The Board observed that the Funds share a common benchmark, the Barclays Capital U.S. Aggregate Bond Index.

 Proposal 2. Seligman Emerging Markets Fund into Threadneedle Emerging Markets
 Fund: The Board considered that the Funds have a virtually identical objective of seeking long-term growth of capital. The Board considered that each of the Funds invests at least 80% of its net assets in securities of companies that are located in emerging markets countries. The Board also considered that RiverSource Investments serves as the investment manager for each Fund and is responsible for the oversight of each Fund's subadviser which provides day-to-day management of the Fund, and that Seligman Emerging Markets Fund is subadvised by Wellington and Threadneedle Emerging Markets Fund is subadvised by Threadneedle. The Board further observed that the Funds share a common benchmark, the Morgan Stanley Capital International ("MSCI") Emerging Markets Index.

 Proposal 3. Seligman Global Growth Fund into Threadneedle Global Equity Fund:
 The Board considered that the Funds have a virtually identical objective of seeking long-term growth of capital. The Board considered that Seligman Global Growth Fund may invest up to 15% of its assets in emerging market equities, while Threadneedle Global Equity Fund has no similar restrictions. The Board also considered that under normal market conditions, Seligman Global Growth Fund invests at least 40% of its net assets in the securities of non-U.S. companies, while Threadneedle Global Equity Fund has no similar restrictions. The Board also noted that RiverSource Investments serves as the investment manager for each Fund and is responsible for the oversight of each Fund's subadviser which provides day-to-day management of the Fund, and that Seligman Global Growth Fund is subadvised by Wellington and Threadneedle Global Equity Fund is subadvised by Threadneedle. The Board observed that the Funds use similar benchmarks with the Selling Fund using the MSCI World Index, which is designed to measure global developed market equity performance and the Buying Fund using the MSCI All Country World Index, which is intended to measure equity market performance in the global developed and emerging markets.

 Proposal 4. Seligman High-Yield Fund into RiverSource High Yield Bond Fund: The Board considered that the Funds have similar investment objectives of seeking a high level of current income, with capital appreciation as a secondary objective. The Board considered the similarity in the Funds' investment strategies of investing at least 80% of their net assets in high-yield debt instruments. The Board further observed that the Funds share a common benchmark, the JP Morgan Global High Yield Index.

 Proposal 5. Seligman Income and Growth Fund into RiverSource Balanced Fund: The Board considered that the Funds have a virtually identical objective of seeking a combination of capital appreciation and current income. The Board considered that each Fund invests predominantly in a combination of equity and fixed-income securities. Also, Seligman Income and Growth Fund may invest up to 10% of total assets in foreign securities (excluding ADRs); RiverSource Balanced Fund may invest up to 25% of the Fund's net assets in foreign investments (including ADRs). The Board further observed that the Funds share two benchmarks, the Barclays Capital U.S. Aggregate Bond Index and the Blended Index.


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 Proposal 6. Seligman International Growth Fund into RiverSource Partners
 International Select Growth Fund: The Board considered that the Funds have a virtually identical objective of seeking long-term capital growth and invest predominantly in equity securities of foreign issuers that are believed to be growth companies. The Board considered that Seligman International Growth Fund primarily invests in common stocks of medium- to large-sized companies outside of the United States, whereas RiverSource Partners International Select Growth Fund invests primarily in stocks of small- and medium-sized companies, based both outside and in the United States. The Board considered that Seligman International Growth Fund generally invests less than 25% of its assets in emerging markets, while RiverSource Partners International Select Growth Fund has no similar restrictions. The Board also noted that RiverSource Investments serves as the investment manager for each Fund and is responsible for the oversight of each Fund's subadviser which provides day-to-day management of the Fund, and that Seligman International Growth Fund is subadvised by Wellington and RiverSource Partners International Select Growth Fund is subadvised by Columbia WAM and Principal Global. The Board observed that the Funds share a common benchmark, the MSCI Europe, Australasia, Far East Growth Index.

 Proposal 7. Seligman U.S. Government Securities Fund into RiverSource Short Duration U.S. Government Fund: The Board considered that the Funds share similar investment objectives with Seligman U.S. Government Securities Fund seeking to provide a high level of current income consistent with prudent investment risk and RiverSource Short Duration U.S. Government Fund seeking to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Board considered the similarity in the Funds' investment strategies of investing at least 80% of their net assets in U.S. government securities, which include debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Board also noted that the RiverSource Short Duration U.S. Government Fund normally seeks to maintain an average portfolio duration of one to three years while the Seligman U.S. Government Securities Fund has no similar stated intention. Although the Funds use different benchmarks, the Board observed that the Barclays Capital U.S. Government Bond Index, which Seligman U.S. Government Securities Fund uses, is a blended index that incorporates the Barclays Capital U.S. 1-3 Year Government Index, which RiverSource Short Duration U.S. Government Fund uses.

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds. Specifically, the Board considered that, as of the end of each Fund's most recent fiscal year, the gross expense ratio and net expense ratio (reflecting any fee waiver or expense reimbursement because of voluntary or contractual expense caps) for each Selling Fund's Class A, Class B, Class C, Class R (to be known as Class R2), and Class I (to be known as Class R5) shares (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) was higher than the gross expense ratio and net expense ratio for the corresponding Buying Fund's Class A, Class B, Class C, Class R2 and Class R5 shares (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses adjustment). The Board also evaluated the anticipated expense ratio impacts to other share classes of the Buying Funds not involved in the Reorganization. The Board determined that there would be a decrease in expense ratio for each share class of each Selling Fund as a result of its respective Reorganization, but noted that the level of this reduction would vary by share class. In particular, for each Reorganization (unless otherwise specified), expense impacts, with respect to a Fund's Class A shares are discussed below:

 Proposal 1. Seligman Core Fixed Income Fund into RiverSource Diversified Bond
 Fund: The Board considered that the expenses of Seligman Core Fixed Income Fund are expected to decline by approximately 1.08% on a gross expense basis and by 0.42% on a net expense basis (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses), as a result of the Reorganization.

 Proposal 2. Seligman Emerging Markets Fund into Threadneedle Emerging Markets
 Fund: The Board considered that Seligman Emerging Markets Fund is currently subject to a commitment by the investment manager and its affiliates to waive fees or cap expenses, and that the expenses of the Fund are expected to decline by approximately 0.57% on a gross expense basis and by 0.54% on a net expense basis (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses), as a result of the Reorganization.

 Proposal 3. Seligman Global Growth Fund into Threadneedle Global Equity Fund:
 The Board considered that the expenses of Seligman Global Growth Fund are expected to decline by approximately 0.70% (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses), as a result of the Reorganization.

 Proposal 4. Seligman High-Yield Fund into RiverSource High Yield Bond Fund: The Board considered that the expenses of Seligman High-Yield Fund are expected to decline by approximately 0.20% on a gross expense basis and by 0.28% on a net expense basis (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses), as a result of the Reorganization.

 Proposal 5. Seligman Income and Growth Fund into RiverSource Balanced Fund: The Board considered that the expenses of Seligman Income and Growth Fund are expected to decline by approximately 0.41% (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses), as a result of the Reorganization.


                                       104





 Proposal 6. Seligman International Growth Fund into RiverSource Partners International Select Growth Fund: The Board considered that the expenses of Seligman International Growth Fund are expected to decline by approximately 0.33% on a gross expense basis and by 0.51% on a net expense basis (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses, and before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses), as a result of the Reorganization.

 Proposal 7. Seligman U.S. Government Securities Fund into RiverSource Short Duration U.S. Government Fund: The Board considered that the expenses of Seligman U.S. Government Securities Fund are expected to decline by approximately 0.26% on a gross expense basis and by 0.41% on a net expense basis (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses), as a result of the Reorganization.

- ECONOMIES OF SCALE. The Board observed that by combining the Funds, in addition to potential immediate economies of scale of a larger fund, the combined Fund would be able take advantage of other economies of scale associated with a larger fund. For example, a larger fund may realize breakpoints more quickly, it may have an enhanced ability to effect portfolio transactions on more favorable terms and may have greater investment flexibility. Furthermore, the Board also considered that higher aggregate net assets resulting from each Reorganization and the opportunity for net cash inflows (or reduced outflows) may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise from current levels as fixed expenses, such as audit expenses and accounting expenses that are charged on a per Fund basis, become a larger percentage of net assets.

- COSTS. The Board considered the fact that a portion of the expenses of effecting each Reorganization (including professional fees and expenses related to printing and mailing proxy/prospectus materials and solicitation of shareholders) may be allocated to and borne by the Selling Fund, to the extent that such expenses are specifically allocable to the Selling Fund. Expenses of the Reorganization that are not allocated to and borne by the Selling Fund will be paid by RiverSource Investments. The investment manager has agreed to limit the expenses borne by a Selling Fund to its anticipated reductions in expenses over the first year following the Reorganization, less the expenses borne by the Selling Fund related to other integration-related activity. Any expenses not borne by a Selling Fund as a result of these limitations will be borne by the investment manager.

- DILUTION. The Board considered the fact that the Reorganizations will not dilute the interests of the current shareholders because it would be effected on the basis of the relative net asset value per share of the Selling Fund and Buying Fund, respectively. Thus, for example, a Class A shareholder of a Selling Fund will receive Class A shares of the corresponding Buying Fund equal in value to his or her Class A shares in the Selling Fund at the time of the Reorganizations.

- PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of each of the Funds, noting, however, that past performance is no guarantee of future results. The Board also considered the fact that the Reorganizations should allow for a more concentrated selling effort by the Funds' underwriter, thereby potentially benefiting each of the Funds, and that reduced outflows or increased inflows could help the Buying Fund shareholders achieve further economies of scale (see "Economies of Scale" above). The Board further took into account the investment manager's belief that each Selling Fund, as a stand-alone fund, was less likely to experience any growth in assets from investor inflows in the near term. In particular, for each
  Reorganization:

 Proposal 1. Seligman Core Fixed Income Fund into RiverSource Diversified Bond
 Fund: The Board noted that the performance of RiverSource Diversified Bond Fund was generally stronger than the performance of Seligman Core Fixed Income Fund. The Board noted the weak asset level of Seligman Core Fixed Income Fund and its relatively weak prospects for asset growth, particularly compared to RiverSource Diversified Bond Fund. The Board accorded particular weight to the fact that RiverSource Diversified Bond Fund has substantially greater assets than Seligman Core Fixed Income Fund, noting that RiverSource Diversified Bond Fund was more than 150 times the size of Seligman Core Fixed Income Fund.

 Proposal 2. Seligman Emerging Markets Fund into Threadneedle Emerging Markets
 Fund: The Board observed that the performance of Threadneedle Emerging Markets Fund was competitive (top half of the Lipper peer group), though not as good as the performance of Seligman Emerging Markets Fund. The Board noted the Threadneedle Emerging Markets Fund's stronger 10 year track record. The Board also noted Seligman Emerging Markets Fund's relatively weak prospects for asset growth, particularly compared to Threadneedle Emerging Markets Fund. The Board observed that the Threadneedle Emerging Markets Fund was more than four times the size of the Seligman Emerging Markets Fund.

 Proposal 3. Seligman Global Growth Fund into Threadneedle Global Equity Fund:
 The Board noted that the performance of Threadneedle Global Equity Fund was generally stronger than the performance of Seligman Global Growth Fund (both on a relative basis and when compared to their respective peer groups). The Board noted the weak asset level of Seligman Global Growth Fund and its relatively weak prospects for asset growth, particularly compared to Threadneedle Global Equity Fund. The Board accorded particular weight to the fact that Threadneedle Global Equity Fund has substantially greater assets than

                                       105



 Seligman Global Growth Fund, noting that Threadneedle Global Equity Fund was more than 20 times the size of Seligman Global Growth Fund.

 Proposal 4. Seligman High-Yield Fund into RiverSource High Yield Bond Fund: The Board noted that the performance of RiverSource High Yield Bond Fund was generally stronger than the performance of Seligman High-Yield Fund (both on a relative basis and when compared to their respective peer groups). The Board noted the weak asset level of Seligman High-Yield Fund and its relatively weak prospects for asset growth, particularly compared to RiverSource High Yield Bond Fund. The Board accorded particular weight to the fact that RiverSource High Yield Bond Fund has substantially greater assets than Seligman High-Yield Fund, noting that RiverSource High Yield Bond Fund was more than five times the size of Seligman High-Yield Fund.

 Proposal 5. Seligman Income and Growth Fund into RiverSource Balanced Fund: The Board noted that the performance of RiverSource Balanced Fund was generally stronger than the performance of Seligman Income and Growth Fund (both on a relative basis and when compared to their respective peer groups). The Board noted the weak asset level of Seligman Income and Growth Fund and its relatively weak prospects for asset growth, particularly compared to RiverSource Balanced Fund. The Board accorded particular weight to the fact that RiverSource Balanced Fund has substantially greater assets than Seligman Income and Growth Fund, noting that RiverSource Balanced Fund was more than 13 times the size of Seligman Income and Growth Fund.

 Proposal 6. Seligman International Growth Fund into RiverSource Partners International Select Growth Fund: The Board noted that the performance of RiverSource Partners International Select Growth Fund was generally stronger than the performance of Seligman International Growth Fund (both on a relative basis and when compared to their respective peer groups). The Board noted the weak asset level of Seligman International Growth Fund and its relatively weak prospects for asset growth, particularly compared to RiverSource Partners International Select Growth Fund. The Board accorded particular weight to the fact that RiverSource Partners International Select Growth Fund has substantially greater assets than Seligman International Growth Fund, noting that RiverSource Partners International Select Growth Fund was more than eight times the size of Seligman International Growth Fund.

 Proposal 7. Seligman U.S. Government Securities Fund into RiverSource Short Duration U.S. Government Fund: The Board observed the generally stronger track record of Seligman U.S. Government Securities Fund, but noted that both Seligman U.S. Government Securities Fund and RiverSource Short Duration U.S. Government Fund are currently run by the same management team and, thus, their respective performance, going forward, absent the Reorganization, would be substantially similar. The Board also noted the weak asset level of Seligman U.S. Government Securities Fund and its relatively weak prospects for asset growth, particularly compared to RiverSource Short Duration U.S. Government Fund. The Board accorded particular weight to the fact that RiverSource Short Duration U.S. Government Fund has substantially greater assets than Seligman U.S. Government Securities Fund, noting that RiverSource Short Duration U.S. Government Fund was more than nine times the size of Seligman U.S. Government Securities Fund.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board considered the potential benefits from the Reorganizations that could be realized by the investment manager and its affiliates, including the elimination of expenses incurred in duplicative efforts to administer separate Funds. The Board also noted, however, that shareholders of each Selling Fund are expected to benefit over time from the decrease in overall operating expense ratios resulting from the proposed Reorganizations as well as the other benefits discussed above.

BOARD DETERMINATIONS

After considering the factors described above and other relevant information, at a meeting held on Jan. 8, 2009, the Board of each Selling Fund, including a majority of the independent Board members, determined that participation in the relevant Reorganization is in the best interests of each Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

The Board of Directors of each Buying Fund approved the Agreement at a meeting held on Jan. 8, 2009. Among other factors, the Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in each Reorganization is in the best interest of the Buying Fund and that the interest of the existing shareholders of the Buying Fund will not be diluted as a result of the Reorganization.

BOARD RECOMMENDATION AND REQUIRED VOTE

The Board recommends that shareholders of each Selling Fund approve the proposed Agreement. The Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of each Selling Fund. A vote of a majority of the outstanding voting securities of a Selling Fund is defined in the 1940 Act, as the affirmative vote of the lesser of (a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if the holders of

                                       106






more than 50% of the outstanding shares of the Selling Fund are present in person or by proxy at the Meeting; or (b) more than 50% of the outstanding shares of the Selling Fund. If the Agreement is not approved for any Selling Fund, the Board will consider what further action should be taken with respect to such Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization of their Selling Fund, it is anticipated to occur before the end of the third quarter of 2009.


                                       107





SECTION B -- MANAGER OF MANAGERS PROPOSALS

PROPOSAL 8. MANAGER OF MANAGERS PROPOSAL FOR SELIGMAN EMERGING MARKETS FUND

The Board has approved, and recommends that shareholders approve, a policy authorizing RiverSource Investments, the investment adviser to Seligman Emerging Markets Fund (a "Seligman Subadvised Fund"), with the approval of the Board to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval (the "Manager of Managers Proposal").

PROPOSAL 9. MANAGER OF MANAGERS PROPOSAL FOR SELIGMAN GLOBAL GROWTH FUND

The Board has approved, and recommends that shareholders approve, a policy authorizing RiverSource Investments, the investment adviser to Seligman Global Growth Fund (a "Seligman Subadvised Fund"), with the approval of the Board to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval (the "Manager of Managers Proposal").

PROPOSAL 10. MANAGER OF MANAGERS PROPOSAL FOR SELIGMAN INTERNATIONAL GROWTH FUND

The Board has approved, and recommends that shareholders approve, a policy authorizing RiverSource Investments, the investment adviser to Seligman International Growth Fund (a "Seligman Subadvised Fund"), with the approval of the Board to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval (the "Manager of Managers Proposal").

ADDITIONAL INFORMATION ABOUT EACH MANAGER OF MANAGERS PROPOSAL

RiverSource Investments serves as the investment adviser to the Seligman Subadvised Funds. However, RiverSource Investments does not make the day-to-day investment decisions for the Seligman Subadvised Funds. Instead, RiverSource Investments establishes an investment program for the Seligman Subadvised Funds, and selects, compensates and evaluates the Seligman Subadvised Funds' subadvisers. The subadvisers, in turn, make the day-to-day investment decisions for the Seligman Subadvised Funds. For each of the Seligman Subadvised Funds, RiverSource Investments, with the approval of the Board, may wish to hire, add or change a subadviser to handle the day-to-day investment decisions.

Shareholder Approval of Subadvisory Agreements. Federal securities laws generally require that shareholders approve agreements with a fund's subadviser, as well as with the investment adviser. Shareholder action also is required if the terms of existing agreements are changed materially or if there is a change in control of the subadviser. In order to obtain shareholder approval, the Seligman Subadvised Funds must call and conduct shareholder meetings, prepare and distribute proxy materials and solicit votes from shareholders. The process is costly and time-consuming. The Board believes that it is in shareholders' best interests if the Board represents their interests in approving or rejecting recommendations made by RiverSource Investments regarding subadvisers. This approach will avoid the cost and delay associated with holding shareholder meetings to obtain approval for the changes.

SEC Exemptive Order. On July 16, 2002, the SEC granted RiverSource Investments an order exempting it from the federal securities law requirements to obtain shareholder approval regarding unaffiliated subadvisers (the "SEC Order"). The SEC Order permits RiverSource Investments to hire new subadvisers, to rehire existing subadvisers that have experienced a change in control and to modify subadvisory agreements, without the approval of shareholders, provided shareholders adopt a policy authorizing RiverSource Investments, with the approval of the Board, to take such action.

Under the SEC Order, the Seligman Subadvised Funds and RiverSource Investments are subject to several conditions imposed by the SEC to ensure that the interests of the Seligman Subadvised Funds' shareholders are adequately protected. In addition, within 90 days of hiring a new subadviser, RiverSource Investments will provide you with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that the Seligman Subadvised Fund would be required to send to you in a proxy statement.

Shareholder approval of this proposal will not result in an increase or decrease in the total amount of investment advisory fees paid by the Seligman Subadvised Funds to RiverSource Investments. RiverSource Investments, directly or through subadvisers, will continue to provide the same level of advisory and administrative services to the Seligman Subadvised Funds as it currently provides.

The SEC Order applies to at least the following situations:

- RiverSource Investments recommends that a Seligman Subadvised Fund's day-to-day management be diversified by adding another subadviser;


                                       108





- RiverSource Investments recommends that a subadviser be removed for substandard performance and replaced with a different subadviser; or

- There is a change of control of a subadviser.

COMPARISON OF PRESENT AND PROPOSED SELECTION PROCESS FOR SUBADVISERS

Under both the current process for approval of subadvisory agreements and under the proposed process, any change in a subadvisory agreement requires approval by the Board. In considering whether to appoint a subadviser for any Seligman Subadvised Fund, the Board will analyze the factors it considers relevant, including:

- The nature, extent and quality of services provided by a subadviser to investment companies comparable to the Seligman Subadvised Fund, including:

  - a subadviser's organization,

  - a subadviser's history, reputation, qualification and background, as well as the qualifications of its personnel,

  - a subadviser's expertise in providing portfolio management services to other similar portfolios and the performance history of those portfolios,

  - a subadviser's proposed investment strategy for the Seligman Subadvised Fund, and

  - a subadviser's compliance program;

- A subadviser's long- and short-term performance relative to comparable mutual funds, other managed accounts and unmanaged indexes;

- A subadviser's costs of services provided with respect to mutual funds or other managed accounts that are comparable to the Seligman Subadvised Fund; and

- Other factors that the Board considers relevant to the subadviser's performance as an investment adviser.

The Board believes that it is in the best interest of the Seligman Subadvised Funds and their shareholders to allow RiverSource Investments the flexibility to provide investment advisory services to each Fund through one or more subadvisers that have particular expertise in the type of investments on which a Fund focuses.

Without the ability to utilize the SEC Order, in order for RiverSource Investments to appoint a new subadviser or modify a subadvisory agreement materially, the Board must call and hold a shareholder meeting of that Seligman Subadvised Fund, create and distribute proxy materials and solicit votes from the Seligman Subadvised Fund's shareholders. This process is time consuming and costly. Without the delay inherent in holding shareholder meetings, RiverSource Investments would be able to act more quickly to appoint a new subadviser if and when the Board and RiverSource Investments feel that the appointment would benefit the Seligman Subadvised Fund. The Board believes that granting RiverSource Investments, subject to the review and approval of the Board, maximum flexibility to select, to supervise and to evaluate subadvisers, without incurring the otherwise necessary delay or expense of obtaining further shareholder approval, is in the best interest of the shareholders because it will allow each Fund to operate more efficiently.

In addition, the Board believes that it is appropriate to vest the selection, supervision and evaluation of the subadvisers in RiverSource Investments (subject to review by the Board) in light of RiverSource Investments' investment advisory expertise and its ability to select the most appropriate subadviser(s). RiverSource Investments believes that if in the future it becomes appropriate to change a subadviser to your Seligman Subadvised Fund, it can use this experience and expertise in evaluating and choosing subadvisers that can add the most value to your investment in the Seligman Subadvised Fund.

Finally, the Board provides oversight of each Seligman Subadvised Fund's subadvisory arrangements to seek to ensure that shareholders' interests are protected whenever RiverSource Investments seeks to select a subadviser or modify a subadvisory agreement. The Board will continue to evaluate and to approve all new subadvisory agreements (as well as any modification to existing subadvisory agreements.) Members of the Board will analyze such factors that they consider to be relevant to the determination, including the nature, quality and scope of services provided by the subadvisers. The Board will also evaluate the subadviser's investment performance with other accounts with similar investment objectives and will consider the subadviser's code of ethics as well as its compliance program. As with each Fund's Investment Management Services Agreement, the terms of each subadvisory agreement will include those required by applicable provisions of the 1940 Act, except for the specific provisions of the 1940 Act from which the SEC Order provides relief.


                                       109



BOARD RECOMMENDATION AND REQUIRED VOTE

The Board recommends that shareholders of each Seligman Subadvised Fund approve their respective Manager of Managers Proposal. The Manager of Managers Proposal must be approved by the affirmative vote of a majority of the outstanding voting securities of each Seligman Subadvised Fund. A vote of a majority of the outstanding voting securities of a Selling Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the shares of the Seligman Subadvised Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Seligman Subadvised Fund are present in person or by proxy at the Meeting; or
(b) more than 50% of the outstanding shares of the Seligman Subadvised Fund. The approval of the Manager of Managers Proposal of one Seligman Subadvised Fund is not conditioned upon the approval of the Manager of Managers Proposal of any other Seligman Subadvised Fund or the Reorganization of that Fund.

If shareholders approve the Manager of Managers Proposal, it will take effect shortly after the Meeting. If the Manager of Managers Proposal is not approved for any Seligman Subadvised Fund changes in subadvisory relationships (other than the termination of an existing subadviser) of that Seligman Subadvised Fund will continue to require shareholder approval.


                                       110





SECTION C -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Reference to the "Fund" in this section is a reference to each Selling Fund, including the Seligman Subadvised Funds.

VOTING. Shareholders of record on April 3, 2009 are entitled to vote based on the number of shares they own in the Fund irrespective of which class they own. Unless otherwise restricted by the 1940 Act or by applicable state law, all share classes of a Fund will vote together as a class on its proposal(s).

A quorum is required to take action at the Meeting. Except with respect to Seligman U.S. Government Securities Fund and Seligman High-Yield Fund, the presence at the Meeting, in person or by proxy, of shareholders entitled to cast one-third of all shares outstanding and entitled to be cast at the Meeting shall constitute a quorum. With respect to each of Seligman U.S. Government Securities Fund and Seligman High-Yield Fund, the presence at the Meeting, in person or by proxy, of shareholders of record holding a majority of the shares outstanding and entitled to vote shall constitute a quorum.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum, but not toward the approval of any proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have the authority to vote.)

PROXY SOLICITATION. If you properly authorize your proxy by internet, telephone or facsimile, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your votes will be cast at the Meeting, and at any postponement or adjournment thereof. If you give instructions, your votes will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your votes will be cast in favor of the proposal(s) of your Fund.

PROXY STATEMENT DELIVERY. "Householding" is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Fund who share a common address and who have not opted out of the householding process may receive a single copy of the proxy statement along with the proxy card(s). If you received more than one copy of the proxy statement, you may elect to household in the future if permitted by your financial intermediary/financial institution. Contact the financial intermediary/financial institution through which you purchased the Fund to determine whether householding is an option for your account. If you received a single copy of the proxy statement, you may opt out of householding in the future by contacting your financial intermediary/financial institution.

An additional copy of this proxy statement may be obtained by writing to the following address: Computershare Fund Services, c/o Operation Department, 280 Oser Ave., Hauppauge, NY 11788 or calling Computershare Fund Services, toll free at (866) 438-8932.

REVOKING YOUR PROXY. If you execute, date and submit a proxy card with respect to your Selling Fund, you may revoke your proxy by providing written notice to your Fund (Attention: Secretary) at 50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474, or change your instructions by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet, telephone or facsimile on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet, telephone or facsimile, you may change your instructions by authorizing a subsequent proxy by internet, telephone or facsimile or by completing, signing and returning a proxy card dated as of a date that is later than your last internet, telephone or facsimile proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

SIMULTANEOUS MEETINGS. The meeting for each Fund will be held simultaneously with the meeting for each other Fund, with each proposal being voted on separately by the shareholders of the relevant Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time after the Meeting so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The expenses of the solicitation will be paid by RiverSource Investments and by certain Selling Funds (see discussion of Costs under "Reasons for the Proposed Reorganizations and Board Deliberations"). Supplementary solicitations may be made by Internet, telephone or facsimile, or by personal contact. Computershare Fund Services has been engaged to assist in the solicitation of proxies, at an aggregate estimated cost of $38,375.

SHAREHOLDER PROPOSALS. No proposals were received from shareholders. The Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal at a Fund's next special meeting, which may not be included in the Fund's proxy materials, must notify the relevant Fund a reasonable amount of time before the Fund begins to print and mail its proxy materials. The fact that a Fund receives a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, as there are other requirements in the proxy rules relating to such inclusion.


                                       111





APPRAISAL RIGHTS. Shareholders of Seligman U.S. Government Securities Fund and Seligman High-Yield Fund may be entitled to assert appraisal rights under the Massachusetts Business Corporation Act (the "MBCA"), applicable to such Selling Funds due to a provision in the Declaration of Trust for such funds, in connection with each such Selling Fund's Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Massachusetts law. A copy of the relevant provisions of the MBCA is attached as Exhibit D.

Under Minnesota law, dissenting shareholders are entitled to appraisal rights and payment for the fair value of their shares if an amendment to a Minnesota fund's articles of incorporation materially and adversely affects a preferential right of the shares; whereas, Massachusetts law is more limited, in that dissenting shareholders are not so entitled unless an amendment to a Massachusetts fund's declaration of trust affects the rights or preferences of the shares in connection with distributions or dissolution. Under Minnesota law, a shareholder may dissent from, and obtain fair value payment for his shares in the event of, the fund's board of directors adoption of a plan of conversion (e.g., changing its status to non-profit); whereas, under Massachusetts law, a plan of conversion must be consummated for such rights to take effect. Unlike Minnesota law, Massachusetts law provides for dissenter's rights in the event of an amendment to a Massachusetts fund's declaration of trust or bylaws or the entering into by the Massachusetts fund of any agreement that adds restrictions on the transfer or registration or any outstanding shares held by the shareholder or amends any pre-existing restrictions on the transfer or registration of his shares in a manner which is materially adverse to the ability of the shareholder to transfer his assets. Unlike Massachusetts law, other than in connection with certain mergers, Minnesota law provides that the right to obtain payment is not available to holders of shares of any class or series of shares that is listed on the New York Stock Exchange or the American Stock Exchange or designated as a national market security on Nasdaq Stock Market, unless shareholders are required to accept for their shares anything other than shares (or cash in lieu of fractional shares) of any class or series of a domestic or foreign corporation or any other ownership interest of any other organization. Under Minnesota law, in order to receive fair value of shares, a dissenting shareholder must demand payment and deposit certificated shares (if any), or comply with any restrictions on transfer of uncertificated shares, within 30 days of the Minnesota fund's appraisal notice (which includes the procedure to obtain payment); whereas, under Massachusetts law, the deposit of certificates (and any required forms) must be received by the Massachusetts fund not fewer than 40 nor more than 60 days after the fund's appraisal notice is sent (MA Send Date). Massachusetts law specifically provides that a shareholder may decline to exercise his appraisal rights and withdraw from the appraisal process provided that the Massachusetts fund receives the shareholder's notice of withdrawal within 20 days after the MA Send Date. Under Minnesota law, a dissenter who is dissatisfied with the fair value payment received from the Minnesota fund must provide written notice to the fund within 30 days after the fund mails the payment; whereas, under Massachusetts law, a shareholder must provide written notice of dissatisfaction within 30 days of shareholder's receipt of payment from the Massachusetts fund.

Notwithstanding the provisions of Massachusetts law, the SEC has taken the position that the use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, appraisal rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder of either Seligman U.S. Government Securities Fund or Seligman High-Yield Fund elects to exercise appraisal rights under Massachusetts law, the relevant Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

In addition, Section 13.02(a)(3) of the MBCA provides for an exception to appraisal rights for which we believe, in light of the rationale expressed in the Comments of The Task Force on the Revision of the Massachusetts Business Corporation Law accompanying the MBCA, a reasonable argument exists for applying such exception to a transaction involving an open-end mutual fund. If any shareholder of either Seligman U.S. Government Securities Fund or Seligman High-Yield Fund elects to exercise appraisal rights under Massachusetts law, the relevant Selling Fund, in connection with submitting the question of the supremacy of Rule 22c-1 to a court of competent jurisdiction, may also argue that appraisal rights under Massachusetts law do not apply.

OTHER BUSINESS. The Board does not know of any matters to be presented at the Meeting other than the Reorganization proposals and the Manager of Managers proposals. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

ADJOURNMENT. With respect to each Selling Fund, including the Seligman Subadvised Funds, other than Seligman U.S. Government Securities Fund and Seligman High-Yield Fund, in the event that not enough votes are received by the time scheduled for the Meeting, or, even if a quorum is present, if sufficient votes in favor of any proposal(s) are not received and tabulated prior to the time scheduled for the Meeting, the chairman of the Meeting may adjourn the Meeting, with no notice

                                       112



other than an announcement at the Meeting, to a date not later than the 120th day after the original record date for the Meeting to allow further solicitation of shareholders on the proposal(s).

For each of Seligman U.S. Government Securities Fund and Seligman High-Yield Fund, if a quorum is not present or represented at the Meeting, the holders of a majority of the shares of a Selling Fund present at the Meeting, in person or by proxy, shall have power to adjourn the Meeting, without notice other than announcement at the Meeting, until the requisite number of shares entitled to vote at the Meeting is present.

The persons named as proxies will vote in favor of adjournment those shares they have been instructed to vote in favor of a proposal, or for which they have received a proxy but no voting instructions. They will vote against any adjournment those shares they have been instructed to vote against a proposal. A shareholder vote may be taken on one or more proposals discussed in this combined proxy statement/prospectus prior to adjournment of the Meeting if sufficient votes have been received with respect to that particular proposal(s), and may adjourn with respect to those proposals for which sufficient votes have not yet been received.


                                       113





SECTION D -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Funds:

TABLE     CONTENT
          (all information is shown for the last fiscal year unless noted otherwise)
 D-1      Actual and pro forma capitalization of each Selling Fund and each Buying
          Fund
 D-2      Actual and pro forma ownership of Fund shares
 D-3      Financial Highlights of each Buying Fund


THE FUNDS' INVESTMENT MANAGER AND DISTRIBUTORS. RiverSource Investments, LLC, 200 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the investment manager for each Fund. RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc., and RiverSource Fund Distributors, Inc., an indirect wholly-owned subsidiary of RiverSource Investments, LLC, each at 50611 Ameriprise Financial Center, Minneapolis, MN 55474, are the distributors for each RiverSource Fund. RiverSource Fund Distributors, Inc. is also the distributor for each Seligman Fund.

CAPITALIZATION OF SELLING FUNDS AND BUYING FUNDS

The following table shows the capitalization of the Funds as of April 3, 2009 and on a pro forma basis, assuming the proposed Reorganization had taken place. The pro forma combined table includes the impact of non-recurring estimated Reorganization costs expected to be borne by certain Selling Funds, based on the following factors. If the Reorganization is expected to result in reduction in the expense ratio for the Selling Fund, an amount of the proxy-related eligible expenses will be borne by the Selling Fund. This amount will not exceed the expected one-year benefit to the Selling Fund resulting from the reduced expense ratio, less the cost borne by the Selling Fund related to other integration-related activity. If the Reorganization is not expected to result in a reduction in the expense ratio for the Selling Fund, proxy-related eligible expenses will not be borne by the Selling Fund. Proxy-related eligible expenses not borne by the Selling Fund will be paid for by RiverSource Investments. Proxy-related eligible expenses include auditor fees and external legal fees ("Professional Fees"), and printing, postage, and solicitor expenses ("Proxy Vendor Expenses"). Professional Fees have been allocated among the Selling Funds on an equal weighted basis regardless of asset size or number of accounts. Proxy Vendor Expenses have been allocated among the Selling Funds based on number of accounts. The amount of proxy-related eligible expenses actually borne by the Selling Fund is limited, as described above.

The pro forma combined shares outstanding are determined by dividing the net assets, less any Reorganization costs, of the Selling Fund by the net asset value per share of the Buying Fund and adding the actual shares outstanding of the Buying Fund. For the Reorganization of Seligman High-Yield Fund into RiverSource High Yield Bond Fund, the Reorganization costs reduced pro forma combined net assets by $113,228 for Class A, $12,793 for Class B, $6,553 for Class C, $484 for Class R2 and $651 for Class R5. For the Reorganization of Seligman Income and Growth Fund into RiverSource Balanced Fund, the Reorganization costs reduced pro forma combined net assets by $56,655 for Class A, $2,238 for Class B, $964 for Class C, $11 for Class R2 and $31 for Class R5. For the Reorganization of Seligman U.S. Government Securities Fund into RiverSource Short Duration U.S. Government Fund, the Reorganization costs reduced pro forma combined net assets by $63,336 for Class A, $13,461 for Class B, $3,589 for Class C and $531 for Class R2.


                                       114





TABLE D-1. ACTUAL AND PRO FORMA CAPITALIZATION OF EACH SELLING FUND AND EACH BUYING FUND

                                                                             NET ASSET VALUE     SHARES
FUND                                                           NET ASSETS       PER SHARE     OUTSTANDING
---------------------------------------------------------------------------------------------------------
SELIGMAN CORE FIXED INCOME FUND (ACTUAL) (SELLING FUND)
Class A                                                      $    6,161,569       $6.51           947,085
Class B                                                           1,244,667        6.51           191,239
Class C                                                           3,015,875        6.51           463,472
Class R (to be known as Class R2)                                   133,419        6.51            20,493
Class I (to be known as Class R5)                                 7,410,648        6.51         1,138,795
RIVERSOURCE DIVERSIFIED BOND FUND (ACTUAL) (BUYING FUND)
Class A                                                      $1,936,385,473       $4.43       437,479,870
Class B                                                         235,903,168        4.43        53,307,586
Class C                                                          38,658,168        4.43         8,732,471
Class R2                                                             12,995        4.43             2,933
Class R5                                                              9,131        4.42             2,066
RIVERSOURCE DIVERSIFIED BOND FUND (PRO FORMA COMBINED)
Class A                                                      $1,942,547,042       $4.43       438,870,743
Class B                                                         237,147,835        4.43        53,588,549
Class C                                                          41,674,043        4.43         9,413,255
Class R2                                                            146,414        4.43            33,050
Class R5                                                          7,419,779        4.42         1,678,683



                                                                            NET ASSET VALUE     SHARES
FUND                                                           NET ASSETS      PER SHARE     OUTSTANDING
--------------------------------------------------------------------------------------------------------
SELIGMAN EMERGING MARKETS FUND (ACTUAL) (SELLING FUND)
Class A                                                       $ 32,729,455       $7.05         4,642,090
Class B                                                          1,852,763        6.05           306,103
Class C                                                         18,561,070        6.11         3,039,967
Class R (to be known as Class R2)                                8,951,262        7.04         1,270,778
Class I (to be known as Class R5)                                4,816,437        7.68           626,869
THREADNEEDLE EMERGING MARKETS FUND (ACTUAL) (BUYING FUND)
Class A                                                       $234,895,625       $5.22        45,022,502
Class B                                                         26,418,557        4.65         5,678,591
Class C                                                          3,518,641        4.66           754,735
Class R5                                                             2,898        5.42               535
THREADNEEDLE EMERGING MARKETS FUND (PRO FORMA COMBINED)
Class A                                                       $267,625,080       $5.22        51,292,513
Class B                                                         28,271,320        4.65         6,077,035
Class C                                                         22,079,711        4.66         4,737,797
Class R2*                                                        8,951,262        5.22         1,714,801
Class R5                                                         4,819,335        5.42           889,177


    *The inception date for Class R2 is expected to be in the third quarter of 2009.




                                       115



                                                                            NET ASSET VALUE     SHARES
FUND                                                           NET ASSETS      PER SHARE     OUTSTANDING
--------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH FUND (ACTUAL) (SELLING FUND)
Class A                                                       $ 10,288,568       $5.21         1,975,453
Class B                                                            902,441        4.65           193,877
Class C                                                          4,593,015        4.66           986,239
Class R (to be known as Class R2)                                  105,011        5.14            20,426
Class I (to be known as Class R5)                                  527,350        5.44            96,983
THREADNEEDLE GLOBAL EQUITY FUND (ACTUAL) (BUYING FUND)
Class A                                                       $326,315,961       $4.89        66,733,817
Class B                                                         35,570,541        4.60         7,737,572
Class C                                                          4,203,502        4.55           923,230
Class R2                                                             7,229        4.90             1,474
Class R5                                                             3,114        4.91               634
THREADNEEDLE GLOBAL EQUITY FUND (PRO FORMA COMBINED)
Class A                                                       $336,604,529       $4.89        68,837,819
Class B                                                         36,472,982        4.60         7,933,755
Class C                                                          8,796,517        4.55         1,932,684
Class R2                                                           112,240        4.90            22,905
Class R5                                                           530,464        4.91           108,037



                                                                           NET ASSET VALUE     SHARES
FUND                                                          NET ASSETS      PER SHARE     OUTSTANDING
-------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD FUND (ACTUAL) (SELLING FUND)
Class A                                                      $ 92,809,044       $2.04        45,506,784
Class B                                                         6,759,302        2.04         3,312,154
Class C                                                        34,915,906        2.05        17,046,471
Class R (to be known as Class R2)                               3,766,605        2.04         1,844,641
Class I (to be known as Class R5)                               5,074,195        2.04         2,482,188
RIVERSOURCE HIGH YIELD BOND FUND (ACTUAL) (BUYING FUND)
Class A                                                      $790,568,437       $1.98       399,571,362
Class B                                                        93,051,901        1.98        47,055,314
Class C                                                        16,207,019        1.97         8,244,740
Class R2                                                           11,722        1.98             5,907
Class R5                                                            3,356        1.98             1,695
RIVERSOURCE HIGH YIELD BOND FUND (PRO FORMA COMBINED)*
Class A                                                      $883,264,253       $1.98       446,387,431
Class B                                                        99,798,410        1.98        50,462,642
Class C                                                        51,116,372        1.97        25,965,224
Class R2                                                        3,777,843        1.98         1,907,988
Class R5                                                        5,076,900        1.98         2,564,091


    *RiverSource High Yield Bond Fund (Pro Forma Combined) includes
     Reorganization costs which reduced net assets.



                                       116



                                                                            NET ASSET VALUE     SHARES
FUND                                                           NET ASSETS      PER SHARE     OUTSTANDING
--------------------------------------------------------------------------------------------------------
SELIGMAN INCOME AND GROWTH FUND (ACTUAL) (SELLING FUND)
Class A                                                       $ 29,378,154       $7.74         3,797,301
Class B                                                          1,054,355        7.69           137,112
Class C                                                          5,811,573        7.69           755,609
Class R (to be known as Class R2)                                   93,198        7.76            12,012
Class I (to be known as Class R5)                                  269,735        7.80            34,576
RIVERSOURCE BALANCED FUND (ACTUAL) (BUYING FUND)
Class A                                                       $464,001,424       $7.27        63,808,680
Class B                                                         18,435,175        7.23         2,550,329
Class C                                                          2,583,759        7.22           357,939
RIVERSOURCE BALANCED FUND (PRO FORMA COMBINED) *
Class A                                                       $493,322,923       $7.27        67,841,899
Class B                                                         19,487,292        7.23         2,695,850
Class C                                                          8,394,368        7.22         1,162,732
Class R2**                                                          93,187        7.27            12,818
Class R5**                                                         269,704        7.27            37,098


    *RiverSource Balanced Fund (Pro Forma Combined) includes Reorganization costs which reduced net assets.
   **The inception date for Class R2 and Class R5 is expected to be in the third quarter of 2009.

                                                                            NET ASSET VALUE     SHARES
FUND                                                           NET ASSETS      PER SHARE     OUTSTANDING
--------------------------------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH FUND (ACTUAL) (SELLING FUND)
Class A                                                       $ 14,835,323       $6.93         2,139,248
Class B                                                          1,501,539        5.98           251,239
Class C                                                          9,584,276        5.99         1,600,648
Class R (to be known as Class R2)                                  592,592        6.85            86,545
Class I (to be known as Class R5)                                8,846,696        7.45         1,187,550
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND
  (ACTUAL) (BUYING FUND)
Class A                                                       $148,164,573       $4.32        34,271,352
Class B                                                         23,233,402        4.14         5,605,447
Class C                                                          2,590,318        4.13           626,607
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (PRO
  FORMA COMBINED)
Class A                                                       $162,999,896       $4.32        37,705,455
Class B                                                         24,734,941        4.14         5,968,138
Class C                                                         12,174,594        4.13         2,947,255
Class R2*                                                          592,592        4.32           137,174
Class R5*                                                        8,846,696        4.37         2,024,416


    *The inception date for Class R2 and Class R5 is expected to be in the third quarter of 2009.



                                       117



                                                                           NET ASSET VALUE     SHARES
FUND                                                          NET ASSETS      PER SHARE     OUTSTANDING
-------------------------------------------------------------------------------------------------------
SELIGMAN U.S. GOVERNMENT SECURITIES FUND (ACTUAL) (SELLING
  FUND)
Class A                                                      $ 44,329,528       $7.30         6,072,489
Class B                                                         7,979,404        7.32         1,090,806
Class C                                                        21,389,955        7.31         2,925,798
Class R (to be known as Class R2)                               5,011,154        7.30           686,178
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (ACTUAL)
  (BUYING FUND)
Class A                                                      $552,926,442       $4.60       120,211,009
Class B                                                       118,959,576        4.60        25,862,729
Class C                                                        12,458,949        4.60         2,708,647
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (PRO FORMA
  COMBINED)*
Class A                                                      $597,192,634       $4.60       129,834,094
Class B                                                       126,925,519        4.60        27,594,456
Class C                                                        33,845,315        4.60         7,357,857
Class R2**                                                      5,010,623        4.60         1,089,266


    *RiverSource Short Duration U.S. Government Fund (Pro Forma Combined)
     includes Reorganization costs which reduced net assets.
   **The inception date for Class R2 is expected to be in the third quarter of 2009.


                                       118



OWNERSHIP OF SHARES OF SELLING FUNDS, INCLUDING SELIGMAN SUBADVISED FUNDS, AND BUYING FUNDS

The following table provides information on shareholders who owned more than 5% of any class of each Fund's outstanding shares as of Jan. 31, 2009. As of Jan. 31, 2009, officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding shares of any class of any Fund.

TABLE D-2. ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

                                                                                          PERCENT    PERCENT OF SHARES
                                                                                         OF SHARES  HELD FOLLOWING THE
FUND                               5% OWNERS                                                HELD      REORGANIZATION
----------------------------------------------------------------------------------------------------------------------
SELIGMAN CORE FIXED INCOME FUND (SELLING FUND)
Class A                            Merrill Lynch, Pierce Fenner & Smith Inc. (MLPF&S),
                                   Jacksonville, FL                                        17.69%            N/A
                                   State Street Bank & Trust Co. -- Seligman Asset
                                   Allocation Balanced Fund, Kansas City, MO               15.24%            N/A
Class B                            CitiGroup Global House Account, New York, NY            27.01%            N/A
                                   MLPF&S                                                  13.59%            N/A
                                   Pershing LLC, Jersey City, NJ                            8.18%            N/A
Class C                            MLPF&S                                                  16.84%            N/A
                                   UBS Financial Services Inc. FBO UBS-FINSVC CDN FBO
                                   Mr. George V. Butcher, Weehawken, NY                    11.69%            N/A
Class R (to be known as Class R2)  None                                                       N/A            N/A
Class I (to be known as Class R5)  State Street Bank & Trust Co. FBO North Carolina
                                   College Savings Program -- NCBG, Westwood, MA           34.98%            N/A
                                   State Street Bank & Trust Co. FBO North Carolina
                                   College Savings Program -- NCBF, Westwood, MA           24.02%            N/A
                                   State Street Bank & Trust Co. FBO North Carolina
                                   College Savings Program -- NCBE, Westwood, MA           17.86%            N/A
                                   State Street Bank & Trust Co. FBO North Carolina
                                   College Savings Program -- NCBH, Westwood, MA            8.31%            N/A
RIVERSOURCE DIVERSIFIED BOND FUND (BUYING FUND)
Class A                            Charles Schwab & Co., Inc. (Charles Schwab) a
                                   brokerage firm in San Francisco, CA                      8.08%          8.04%
                                   MLPF&S                                                     N/A          0.06%
                                   State Street Bank & Trust -- Seligman Asset
                                   Allocation Balanced Fund Kansas City, KA                   N/A          0.05%
Class B                            CitiGroup Global House Account, New York, NY               N/A          0.15%
                                   MLPF&S                                                     N/A          0.07%
                                   Pershing LLC, Jersey City, NJ                              N/A          0.04%
Class C                            Citigroup Global Markets, Owings Mills, MD              25.29%         23.20%
                                   MLPF&S                                                     N/A          1.32%
                                   UBS Financial Services Inc. FBO UBS-FINSVC CDN FBO
                                   Mr. George V. Butcher, Weehawken, NJ                       N/A          0.91%
Class R2                           RiverSource Investments LLC (RiverSource
                                   Investments), Minneapolis, MN                           83.88%          8.33%
                                   Applied Reliability Engineering, Denver, CO             16.12%          1.60%
Class R5                           RiverSource Investments                                100.00%          0.11%
                                   State Street Bank & Trust Co FBO North Carolina
                                   College Savings Program -- NCBG, Westwood, MA              N/A         34.96%
                                   State Street Bank & Trust Co FBO North Carolina
                                   College Savings Program -- NCB, Westwood, MA               N/A         24.01%
                                   State Street Bank & Trust Co FBO North Carolina
                                   College Savings Program -- NCBE, Westwood, MA              N/A         17.85%
                                   State Street Bank & Trust Co FBO North Carolina
                                   College Savings Program -- NCBH, Westwood, MA              N/A          8.30%




                                       119



                                                                                         PERCENT    PERCENT OF SHARES
                                                                                        OF SHARES  HELD FOLLOWING THE
FUND                               5% OWNERS                                               HELD      REORGANIZATION
---------------------------------------------------------------------------------------------------------------------
SELIGMAN EMERGING MARKETS FUND (SELLING FUND)
Class A                            Morgan Stanley & Co (Morgan Stanley), Jersey City,
                                   NJ                                                     24.94%            N/A
                                   MLPF&S                                                  7.68%            N/A
                                   State Street Bank & Trust Co -- Seligman Asset
                                   Allocation Growth Fund, Kansas City, MO                 5.71%            N/A
Class B                            Morgan Stanley                                          6.08%            N/A
                                   MLPF&S                                                  5.12%            N/A
Class C                            MLPF&S                                                 51.23%            N/A
                                   CitiGroup Global House Account, New York, NY            5.09%            N/A
Class R (to be known as Class R2)  None                                                      N/A            N/A
Class I (to be known as Class R5)  State Street Bank & Trust Company FBO North
                                   Carolina College Savings Program -- NCBE, Westwood,
                                   MA                                                     36.76%            N/A
                                   State Street Bank & Trust Company FBO North
                                   Carolina College Savings Program -- NCBD, Westwood,
                                   MA                                                     22.13%            N/A
                                   Patterson & Co. FBO J. & W. Seligman Matched
                                   Accumulation Plan, Charlotte, NC                       14.90%            N/A
                                   Patterson & Co. FBO Seligman Data Corp 401(K)
                                   Thrift Plan, Charlotte, NC                             13.09%            N/A
                                   State Street Bank & Trust Company FBO North
                                   Carolina College Savings Program -- NCBF, Westwood,
                                   MA                                                      9.45%            N/A
THREADNEEDLE EMERGING MARKETS FUND (BUYING FUND)
Class A                            Charles Schwab                                         13.68%         11.98%
                                   Morgan Stanley                                            N/A          3.10%
                                   MLPF&S                                                    N/A          0.96%
                                   State Street Bank & Trust Co -- Seligman Asset
                                   Allocation Growth Fund, Kansas City, MO                   N/A          0.71%
Class B                            Morgan Stanley                                            N/A          0.42%
                                   MLPF&S                                                    N/A          0.35%
Class C                            MLPF&S                                                    N/A         43.19%
                                   CitiGroup Global House Account, New York, NY              N/A          4.29%
Class R2                           None                                                      N/A            N/A
Class R5                           RiverSource Investments                               100.00%          0.05%
                                   State Street Bank & Trust Company FBO North
                                   Carolina College Savings Program -- NCBE, Westwood,
                                   MA                                                        N/A         36.76%
                                   State Street Bank & Trust Company FBO North
                                   Carolina College Savings Program -- NCBD, Westwood,
                                   MA                                                        N/A         22.12%
                                   Patterson & Co. FBO J. & W. Seligman Matched
                                   Accumulation Plan, Charlotte, NC                          N/A         14.89%
                                   Patterson & Co. FBO Seligman Data Corp 401(K)
                                   Thrift Plan, Charlotte, NC                                N/A         13.08%
                                   State Street Bank & Trust Company FBO North
                                   Carolina College Savings Program -- NCBF, Westwood,
                                   MA                                                        N/A          9.45%


Note: Class R2 is being added to Threadneedle Emerging Markets Fund in connection with the Reorganization.



                                       120



                                                                                          PERCENT    PERCENT OF SHARES
                                                                                         OF SHARES  HELD FOLLOWING THE
FUND                               5% OWNERS                                                HELD      REORGANIZATION
----------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH FUND (SELLING FUND)
Class A                            MLPF&S                                                  16.15%            N/A
Class B                            MLPF&S                                                  15.28%            N/A
                                   Morgan Stanley                                           8.62%            N/A
Class C                            MLPF&S                                                  16.82%            N/A
                                   CitiGroup Global House Account, New York, NY             6.26%            N/A
Class R (to be known as Class R2)  None                                                       N/A            N/A
Class I (to be known as Class R5)  Patterson & Co. FBO J. & W. Seligman Matched
                                   Accumulation Plan, Charlotte, NC                        89.33%            N/A
                                   Patterson & Co. FBO Seligman Data Corp 401(K) Thrift
                                   Plan, Charlotte, NC                                     10.56%            N/A
THREADNEEDLE GLOBAL EQUITY FUND (BUYING FUND)
Class A                            Charles Schwab                                          12.43%         12.06%
                                   MLPF&S                                                     N/A          0.48%
Class B                            MLPF&S                                                     N/A          0.37%
                                   Morgan Stanley                                             N/A          0.21%
Class C                            MLPF&S                                                     N/A          8.70%
                                   CitiGroup Global House Account, New York, NY               N/A          3.24%
Class R2                           RiverSource Investments                                 64.55%          3.06%
                                   Applied Reliability Engineering, Fargo, ND              35.45%          1.68%
Class R5                           RiverSource Investments                                100.00%          0.47%
                                   Patterson & Co. FBO J. & W. Seligman Matched
                                   Accumulation Plan, Charlotte, NC                           N/A         88.90%
                                   Patterson & Co. FBO Seligman Data Corp 401(K) Thrift
                                   Plan, Charlotte, NC                                        N/A         10.51%



                                                                                           PERCENT    PERCENT OF SHARES
                                                                                          OF SHARES  HELD FOLLOWING THE
FUND                               5% OWNERS                                                 HELD      REORGANIZATION
-----------------------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD FUND (SELLING FUND)
Class A                            MLPF&S                                                   10.24%            N/A
                                   CitiGroup Global House Account, New York, NY              5.20%            N/A
Class B                            MLPF&S                                                   13.21%            N/A
                                   Morgan Stanley                                           10.64%            N/A
                                   CitiGroup Global House Account, New York, NY              8.31%            N/A
Class C                            MLPF&S                                                   22.54%            N/A
                                   CitiGroup Global House Account, New York, NY              6.76%            N/A
Class R (to be known as Class R2)  None                                                        N/A            N/A
Class I (to be known as Class R5)  State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBE, Westwood, MA            26.18%            N/A
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBF, Westwood, MA            21.53%            N/A
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBG, Westwood, MA            20.01%            N/A
                                   Patterson & Co. FBO J. & W. Seligman Matched
                                   Accumulation Plan, Charlotte, NC                         10.90%            N/A
                                   Patterson & Co. FBO Seligman Data Corp 401(K) Thrift
                                   Plan, Charlotte, NC                                       8.89%            N/A
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBH, Westwood, MA             5.84%            N/A


                                       121



                                                                                           PERCENT    PERCENT OF SHARES
                                                                                          OF SHARES  HELD FOLLOWING THE
FUND                               5% OWNERS                                                 HELD      REORGANIZATION
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE HIGH YIELD BOND FUND (BUYING FUND)
Class A                            Charles Schwab                                           10.00%          8.99%
                                   MLPF&S                                                      N/A          1.04%
                                   CitiGroup Global House Account, New York, NY                N/A          0.53%
Class B                            MLPF&S                                                      N/A          0.93%
                                   Morgan Stanley                                              N/A          0.75%
                                   CitiGroup Global House Account, New York, NY                N/A          0.59%
Class C                            MLPF&S                                                      N/A         16.15%
                                   CitiGroup Global House Account, New York, NY                N/A          4.84%
Class R2                           RiverSource Investments                                  57.38%          0.09%
                                   Applied Reliability Engineering, Fargo, ND               42.58%          0.06%
Class R5                           RiverSource Investments                                 100.00%          0.06%
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBE, Westwood, MA               N/A         26.16%
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBF, Westwood, MA               N/A         21.52%
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBG, Westwood, MA               N/A         19.99%
                                   Patterson & Co. FBO J. & W. Seligman Matched
                                   Accumulation Plan, Charlotte, NC                            N/A         10.89%
                                   Patterson & Co. FBO Seligman Data Corp 401(K) Thrift
                                   Plan, Charlotte, NC                                         N/A          8.88%
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBH, Westwood, MA               N/A          5.84%



                                                                                         PERCENT    PERCENT OF SHARES
                                                                                        OF SHARES  HELD FOLLOWING THE
FUND                               5% OWNERS                                               HELD      REORGANIZATION
---------------------------------------------------------------------------------------------------------------------
SELIGMAN INCOME AND GROWTH FUND (SELLING FUND)
Class A                            None                                                      N/A            N/A
Class B                            MLPF&S                                                  8.88%            N/A
Class C                            MLPF&S                                                  9.52%            N/A
                                   CitiGroup Global House Account, New York, NY            8.24%            N/A
Class R (to be known as Class R2)  None                                                      N/A            N/A
Class I (to be known as Class R5)  Patterson & Co. FBO J. & W. Seligman Matched
                                   Accumulation Plan, Charlotte, NC                       77.21%            N/A
                                   Patterson & Co. FBO Seligman Data Corp 401(K)
                                   Thrift Plan, Charlotte, NC                             22.54%            N/A
RIVERSOURCE BALANCED FUND (BUYING FUND)
Class A                            None                                                      N/A            N/A
Class B                            MLPF&S                                                    N/A          0.48%
Class C                            MLPF&S                                                 11.80%         10.25%
                                   CitiGroup Global House Account, New York, NY              N/A          5.58%
Class R2                           None                                                      N/A            N/A
Class R5                           Patterson & Co. FBO J. & W. Seligman Matched
                                   Accumulation Plan, Charlotte, NC                          N/A         77.23%
                                   Patterson & Co. FBO Seligman Data Corp 401(K)
                                   Thrift Plan, Charlotte, NC                                N/A         22.54%


Note: Class R2 and Class R5 are being added to RiverSource Balanced Fund in connection with the Reorganization.



                                       122



                                                                                          PERCENT    PERCENT OF SHARES
                                                                                         OF SHARES  HELD FOLLOWING THE
FUND                               5% OWNERS                                                HELD      REORGANIZATION
----------------------------------------------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH FUND (SELLING FUND)
Class A                            State Street Bank & Trust Co -- Seligman Asset
                                   Allocation Moderate Growth Fund, Kansas City, MO        11.41%            N/A
                                   State Street Bank & Trust Co -- Seligman Asset
                                   Allocation Balanced Fund, Kansas City, MO                5.85%            N/A
                                   State Street Bank & Trust Co -- Seligman Asset
                                   Allocation Growth Fund, Kansas City, MO                  5.39%            N/A
Class B                            Morgan Stanley                                          23.28%            N/A
                                   CitiGroup Global House Account, New York, NY            10.03%            N/A
                                   MLPF&S                                                   5.81%            N/A
Class C                            MLPF&S                                                  10.10%            N/A
                                   CitiGroup Global House Account, New York, NY             5.06%            N/A
Class R (to be known as Class R2)  None                                                       N/A            N/A
Class I (to be known as Class R5)  State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBE, Westwood, MA           34.20%            N/A
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBF, Westwood, MA           17.58%            N/A
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBG, Westwood, MA           17.44%            N/A
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBD, Westwood, MA           11.71%            N/A
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (BUYING FUND)*
Class A                            Charles Schwab                                          14.39%         13.09%
                                   State Street Bank & Trust Co -- Seligman Asset
                                   Allocation Moderate Growth Fund, Kansas City, MO           N/A          1.03%
                                   State Street Bank & Trust Co -- Seligman Asset
                                   Allocation Balanced Fund, Kansas City, MO                  N/A          0.53%
                                   State Street Bank & Trust Co -- Seligman Asset
                                   Allocation Growth Fund, Kansas City, MO                    N/A          0.48%
Class B                            Morgan Stanley                                             N/A          1.44%
                                   CitiGroup Global House Account, New York, NY               N/A          0.62%
                                   MLPF&S                                                     N/A          0.36%
Class C                            MLPF&S                                                     N/A          7.92%
                                   CitiGroup Global House Account, New York, NY               N/A          3.97%
Class R2                           None                                                       N/A            N/A
Class R5                           State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBE, Westwood, MA              N/A         34.21%
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBF, Westwood, MA              N/A         17.59%
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBG, Westwood, MA              N/A         17.45%
                                   State Street Bank & Trust Company FBO North Carolina
                                   College Savings Program -- NCBD, Westwood, MA              N/A         11.71%


    *The combination of RiverSource Investments' initial capital investment
     (seed accounts) and RiverSource Portfolio Builder Funds (affiliated "funds-of-funds"), investment in Class I shares of RiverSource Partners International Select Growth Fund, represents aggregate ownership of 41.54% of the Fund. RiverSource Investments (investment manager of RiverSource Partners International Select Growth Fund and the funds-of-funds) do not invest in the Fund for the purposes of exercising control. However, since these ownership interests may be significant, in excess of 25% of the Fund, such that these entities may be deemed to control the Fund, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the funds-of-funds' Boards of Directors (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal. If the Reorganization is approved, RiverSource Investments and the funds-of-funds will own 38.73% of RiverSource Partners International Select Growth Fund.

Note: Class R2 and Class R5 are being added to RiverSource Partners International Select Growth Fund in connection with the Reorganization.



                                       123



                                                                                          PERCENT    PERCENT OF SHARES
                                                                                         OF SHARES  HELD FOLLOWING THE
FUND                               5% OWNERS                                                HELD      REORGANIZATION
----------------------------------------------------------------------------------------------------------------------
SELIGMAN U.S. GOVERNMENT SECURITIES FUND (SELLING FUND)
Class A                            MLPF&S                                                   8.57%            N/A
Class B                            MLPF&S                                                   9.88%            N/A
                                   Morgan Stanley                                           5.38%            N/A
Class C                            MLPF&S                                                  26.54%            N/A
Class R (to be known as Class R2)  None                                                       N/A            N/A
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (BUYING FUND)
Class A                            Charles Schwab                                          13.74%         12.66%
                                   MLPF&S                                                     N/A          0.67%
Class B                            MLPF&S                                                     N/A          0.67%
                                   Morgan Stanley                                             N/A          0.37%
Class C                            MLPF&S                                                     N/A         16.82%
Class R2                           None                                                       N/A            N/A


Note: Class R2 is being added to RiverSource Short Duration U.S. Government Fund in connection with the Reorganization.


                                       124



FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE BUYING FUNDS' FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE BUYING FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN A BUYING FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE RIVERSOURCE BUYING FUNDS' FISCAL PERIODS ENDING IN 2007 OR 2008, AS APPLICABLE, HAS BEEN AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH SUCH BUYING FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN SUCH BUYING FUND'S MOST RECENT ANNUAL REPORT. THE INFORMATION FOR CERTAIN PRIOR PERIODS HAS BEEN AUDITED BY OTHER AUDITORS, AS INDICATED IN THE TABLES BELOW. UNAUDITED INFORMATION FOR THE MOST RECENT FISCAL HALF-YEAR FOR RIVERSOURCE HIGH YIELD BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND IS ALSO PROVIDED. THE AUDITORS' REPORTS, FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR EACH BUYING FUND ARE AVAILABLE UPON REQUEST.

TABLE C-3. FINANCIAL HIGHLIGHTS OF EACH BUYING FUND

RiverSource Diversified Bond Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Aug. 31,                        2008       2007       2006       2005       2004
Net asset value, beginning of period               $4.81      $4.77      $4.89      $4.87      $4.78
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .22(b)     .21(b)     .19        .18        .18
Net gains (losses) (both realized and
 unrealized)                                        (.17)       .05       (.11)       .03        .08
----------------------------------------------------------------------------------------------------
Total from investment operations                     .05        .26        .08        .21        .26
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.21)      (.21)      (.20)      (.19)      (.17)
Tax return of capital                                 --       (.01)        --         --         --
----------------------------------------------------------------------------------------------------
Total distributions                                 (.21)      (.22)      (.20)      (.19)      (.17)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.65      $4.81      $4.77      $4.89      $4.87
----------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA

Net assets, end of period (in millions)           $1,920     $1,937     $2,013     $1,774     $1,933
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                        .95%       .97%       .99%      1.02%      1.00%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                    .89%       .89%       .89%       .94%       .98%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       4.68%      4.43%      4.09%      3.67%      3.55%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(g)                          226%       295%       281%       300%       279%
----------------------------------------------------------------------------------------------------
Total return(h)                                     .93%      5.54%      1.64%      4.38%      5.54%
----------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Aug. 31, 2008 were less than 0.01% of average net assets.
(g) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnover would have been 122% for the year ended Aug. 31, 2008.
(h) Total return does not reflect payment of a sales charge.


                                       125





RiverSource Diversified Bond Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Aug. 31,                               2008       2007       2006       2005       2004
Net asset value, beginning of period                      $4.81      $4.77      $4.89      $4.88      $4.78
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .19(b)     .18(b)     .16        .15        .14
Net gains (losses) (both realized and unrealized)          (.18)       .04       (.12)       .01        .09
------------------------------------------------------------------------------------------------------------
Total from investment operations                            .01        .22        .04        .16        .23
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.17)      (.18)      (.16)      (.15)      (.13)
Tax return of capital                                        --       (.00)(c)     --         --         --
------------------------------------------------------------------------------------------------------------
Total distributions                                        (.17)      (.18)      (.16)      (.15)      (.13)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $4.65      $4.81      $4.77      $4.89      $4.88
------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $254       $304       $402       $484       $628
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                              1.71%      1.73%      1.76%      1.78%      1.75%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                          1.65%      1.65%      1.65%      1.70%      1.73%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              3.91%      3.66%      3.31%      2.92%      2.78%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                                 226%       295%       281%       300%       279%
------------------------------------------------------------------------------------------------------------
Total return(i)                                            .16%      4.74%       .88%      3.39%      4.95%
------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Aug. 31, 2008 were less than 0.01% of average net assets.
(h) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnover would have been 122% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.


                                       126





RiverSource Diversified Bond Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Aug. 31,                          2008         2007         2006         2005         2004
Net asset value, beginning of period                 $4.81        $4.77        $4.90        $4.88        $4.78
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .19(b)       .18(b)       .16          .15          .14
Net gains (losses) (both realized and
 unrealized)                                          (.18)         .04         (.13)         .02          .09
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .01          .22          .03          .17          .23
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.17)        (.18)        (.16)        (.15)        (.13)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)        (.18)        (.16)        (.15)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.65        $4.81        $4.77        $4.90        $4.88
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA

Net assets, end of period (in millions)                $32          $17          $17          $18          $21
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.70%        1.73%        1.76%        1.79%        1.75%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.65%        1.65%        1.66%        1.70%        1.73%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.93%        3.67%        3.31%        2.93%        2.79%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            226%         295%         281%         300%         279%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                       .16%        4.73%         .66%        3.60%        4.95%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Aug. 31, 2008 were less than 0.01% of average net assets.
(h) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnover would have been 122% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.


                                       127





RiverSource Diversified Bond Fund - Class R2


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Aug. 31,                          2008     2007(b)
Net asset value, beginning of period                 $4.80        $4.81
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .21          .14
Net gains (losses) (both realized and
 unrealized)                                          (.16)        (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .05          .12
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.13)
Total return of capital                                 --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.20)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.65        $4.80
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.34%        1.32%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.08%        1.32%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.53%        4.06%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(j)                            226%         295%
--------------------------------------------------------------------------------------------------------------
Total return                                          .84%        2.70%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Aug. 31, 2008 were less than 0.01% of average net assets.
(j) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnover would have been 122% for the year ended Aug. 31, 2008.
(k) Not annualized.


                                       128





RiverSource Diversified Bond Fund - Class R5


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Aug. 31,                          2008     2007(b)
Net asset value, beginning of period                 $4.80        $4.81
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .24          .17
Net gains (losses) (both realized and
 unrealized)                                          (.18)        (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .06          .15
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.22)        (.16)
Total return of capital                                 --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.22)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.64        $4.80
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .59%         .59%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .58%         .57%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         5.02%        4.81%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(j)                            226%         295%
--------------------------------------------------------------------------------------------------------------
Total return                                         1.22%        3.25%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Aug. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Aug. 31, 2008 were less than 0.01% of average net assets.
(j) Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnover would have been 122% for the year ended Aug. 31, 2008.
(k) Not annualized.


                                       129





Threadneedle Emerging Markets Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                        2008         2007         2006         2005         2004
Net asset value, beginning of period                $14.99       $11.32        $8.23        $6.27        $5.46
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(b)       .04(b)       .01          .04          .03
Net gains (losses) (both realized and
 unrealized)                                         (7.24)        6.27         3.10         1.95          .84
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (7.16)        6.31         3.11         1.99          .87
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.18)          --         (.02)        (.03)        (.06)
Distributions from realized gains                    (2.69)       (2.64)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (2.87)       (2.64)        (.02)        (.03)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.96       $14.99       $11.32        $8.23        $6.27
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $250         $661         $425         $295         $191
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.87%        1.83%        1.81%        1.79%        1.83%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.87%        1.83%        1.81%        1.79%        1.83%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .78%         .31%         .19%         .54%         .41%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               133%         125%         145%         124%         128%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (57.79%)      68.21%       37.85%       31.83%       16.09%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.


                                       130





Threadneedle Emerging Markets Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                        2008         2007         2006         2005         2004
Net asset value, beginning of period                $13.73       $10.63        $7.77        $5.95        $5.19
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.05)(b)     (.05)        (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (6.53)        5.79         2.91         1.83          .81
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (6.53)        5.74         2.86         1.82          .79
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)          --           --           --         (.03)
Distributions from realized gains                    (2.69)       (2.64)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (2.77)       (2.64)          --           --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.43       $13.73       $10.63        $7.77        $5.95
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $28          $94          $77          $74          $73
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.62%        2.58%        2.57%        2.55%        2.59%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.62%        2.58%        2.57%        2.55%        2.59%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .02%        (.48%)       (.55%)       (.24%)       (.32%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               133%         125%         145%         124%         128%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (58.08%)      66.95%       36.81%       30.59%       15.18%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.



                                       131





Threadneedle Emerging Markets Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                        2008         2007         2006         2005         2004
Net asset value, beginning of period                $13.78       $10.66        $7.79        $5.97        $5.20
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.05)(b)     (.06)          --         (.01)
Net gains (losses) (both realized and
 unrealized)                                         (6.54)        5.81         2.93         1.82          .81
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (6.54)        5.76         2.87         1.82          .80
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)          --           --           --         (.03)
Distributions from realized gains                    (2.69)       (2.64)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (2.80)       (2.64)          --           --         (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.44       $13.78       $10.66        $7.79        $5.97
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $8           $5           $3           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.63%        2.59%        2.58%        2.56%        2.60%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.63%        2.59%        2.58%        2.56%        2.60%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .03%        (.48%)       (.57%)       (.19%)       (.34%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               133%         125%         145%         124%         128%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (58.15%)      67.03%       36.84%       30.54%       15.37%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.



                                       132





Threadneedle Emerging Markets Fund - Class R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2008(b)
Net asset value, beginning of period                 $9.32
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03
Net gains (losses) (both realized and
 unrealized)                                         (4.22)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e),(f)                            1.47%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.57%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               133%
--------------------------------------------------------------------------------------------------------------
Total return                                       (44.96%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(g) Adjusted to an annual basis.
(h) Not annualized.



                                       133





Threadneedle Global Equity Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                        2008         2007         2006         2005         2004
Net asset value, beginning of period                 $9.61        $7.52        $6.23        $5.16        $4.62
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .02(b)       .01          .02           --
Net gains (losses) (both realized and
 unrealized)                                         (4.41)        2.13         1.30         1.08          .54
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.36)        2.15         1.31         1.10          .54
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.06)        (.02)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.21        $9.61        $7.52        $6.23        $5.16
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $380         $737         $608         $446         $364
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.46%        1.39%        1.51%        1.57%        1.41%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .65%         .28%         .23%         .33%         .07%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                97%         100%         112%          93%         104%
--------------------------------------------------------------------------------------------------------------
Total return(e)                                    (45.55%)      28.82%       21.01%       21.48%       11.72%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Total return does not reflect payment of a sales charge.


                                       134





Threadneedle Global Equity Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                        2008         2007         2006         2005         2004
Net asset value, beginning of period                 $9.02        $7.06        $5.88        $4.87        $4.40
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.04)(b)     (.01)        (.02)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (4.14)        2.00         1.19         1.03          .50
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.15)        1.96         1.18         1.01          .47
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --          .00(c)        --           --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.87        $9.02        $7.06        $5.88        $4.87
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $42         $104         $110         $102         $104
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                2.23%        2.15%        2.28%        2.34%        2.18%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.11%)       (.45%)       (.54%)       (.41%)       (.66%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                97%         100%         112%          93%         104%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (46.01%)      27.81%       20.07%       20.74%       10.68%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Total return does not reflect payment of a sales charge.



                                       135





Threadneedle Global Equity Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Oct. 31,                               2008        2007        2006        2005        2004
Net asset value, beginning of period                        $8.93      $7.02       $5.85       $4.85       $4.38
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 (.01)(b)   (.04)(b)    (.01)       (.02)       (.02)
Net gains (losses) (both realized and unrealized)           (4.09)      1.98        1.18        1.03         .49
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (4.10)      1.94        1.17        1.01         .47
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           --       (.03)         --        (.01)         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $4.83      $8.93       $7.02       $5.85       $4.85
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $5         $8          $6          $2          $1
-----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                       2.22%      2.15%       2.27%       2.33%       2.19%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (.09%)     (.48%)      (.50%)      (.53%)      (.69%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       97%       100%        112%         93%        104%
-----------------------------------------------------------------------------------------------------------------
Total return(e)                                           (45.91%)    27.76%      20.03%      20.89%      10.73%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Total return does not reflect payment of a sales charge.


                                       136





Threadneedle Global Equity Fund - Class R2


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Oct. 31,                               2008      2007(B)
Net asset value, beginning of period                        $9.62      $7.89
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .05       (.01)
Net gains (losses) (both realized and unrealized)           (4.42)      1.84
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (4.37)      1.83
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.02)      (.10)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $5.23      $9.62
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $--        $--
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.79%      1.74%(f)
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            1.54%      1.74%(f)
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 .57%      (.13%)(f)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       97%       100%
-----------------------------------------------------------------------------------------------------------------
Total return                                              (45.48%)    23.41%(i)
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.


                                       137





Threadneedle Global Equity Fund - Class R5


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended Oct. 31,                               2008      2007(B)
Net asset value, beginning of period                        $9.69      $7.89
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .08        .05
Net gains (losses) (both realized and unrealized)           (4.45)      1.85
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (4.37)      1.90
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.07)      (.10)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $5.25      $9.69
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $--        $--
-----------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                       1.04%       .99%(f)
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                1.07%       .62%(f)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       97%       100%
-----------------------------------------------------------------------------------------------------------------
Total return                                              (45.40%)    24.33%(g)
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.


                                       138





RiverSource High Yield Bond Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                               2008(L)       2008       2007       2006       2005
Net asset value, beginning of period                         $2.74      $3.02      $2.89      $2.86      $2.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .11(b)     .22(b)     .20        .20        .19
Net gains (losses) (both realized and unrealized)             (.82)      (.29)       .15        .03        .12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                              (.71)      (.07)       .35        .23        .31
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.11)      (.21)      (.22)      (.20)      (.19)
Tax return of capital                                           --       (.00)(c)     --         --         --
--------------------------------------------------------------------------------------------------------------
Total distributions                                           (.11)      (.21)      (.22)      (.20)      (.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.92      $2.74      $3.02      $2.89      $2.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $713     $1,134     $1,463     $1,535     $1,735
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                 1.14%(f)   1.13%      1.08%      1.08%      1.04%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                             1.02%(f)   1.10%      1.08%      1.08%      1.04%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 8.75%(f)   7.71%      6.94%      6.78%      6.67%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        28%        64%        95%        93%       105%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                            (26.68%)(j) (2.40%)    12.77%(k)   8.27%     11.56%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(l) Six months ended Nov. 30, 2008 (Unaudited).


                                       139





RiverSource High Yield Bond Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                               2008(L)       2008       2007       2006       2005
Net asset value, beginning of period                         $2.74      $3.02      $2.89     $2.86       $2.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .10(b)     .19(b)     .18       .18         .17
Net gains (losses) (both realized and unrealized)             (.82)      (.29)       .15       .03         .12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                              (.72)      (.10)       .33       .21         .29
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.10)      (.18)      (.20)     (.18)       (.17)
Tax return of capital                                           --       (.00)(c)     --        --          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                           (.10)      (.18)      (.20)     (.18)       (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.92      $2.74      $3.02     $2.89       $2.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $90       $174       $321      $433        $629
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                 1.89%(f)   1.89%      1.84%     1.83%       1.79%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                             1.78%(f)   1.86%      1.84%     1.83%       1.79%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 7.90%(f)   6.92%      6.18%     6.00%       5.92%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        28%        64%        95%       93%        105%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                            (27.06%)(j) (3.17%)    11.91%(k)  7.45%      10.72%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.85% for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(l) Six months ended Nov. 30, 2008 (Unaudited).


                                       140





RiverSource High Yield Bond Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                               2008(L)       2008       2007       2006       2005
Net asset value, beginning of period                         $2.72      $3.00      $2.87     $2.84       $2.73
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .10(b)     .19(b)     .18       .18         .17
Net gains (losses) (both realized and unrealized)             (.81)      (.29)       .15       .03         .11
--------------------------------------------------------------------------------------------------------------
Total from investment operations                              (.71)      (.10)       .33       .21         .28
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.10)      (.18)      (.20)     (.18)       (.17)
Tax return of capital                                           --       (.00)(c)     --        --          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                           (.10)      (.18)      (.20)     (.18)       (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.91      $2.72      $3.00     $2.87       $2.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $12        $19        $26       $28         $36
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                 1.89%(f)   1.88%      1.83%     1.83%       1.79%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                             1.77%(f)   1.86%      1.83%     1.83%       1.79%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 7.99%(f)   6.95%      6.18%     6.02%       5.92%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        28%        64%        95%       93%        105%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                            (26.81%)(j) (3.21%)    11.95%(k)  7.47%      10.35%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.85% for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(l) Six months ended Nov. 30, 2008 (Unaudited).


                                       141





RiverSource High Yield Bond Fund - Class R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)        2008       2007(b)
Net asset value, beginning of period                 $2.74        $3.02        $2.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(c)       .21(c)       .11
Net gains (losses) (both realized and
 unrealized)                                          (.82)        (.29)         .05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.72)        (.08)         .16
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.20)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.92        $2.74        $3.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.55%(f)     1.51%        1.45%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.37%(f)     1.25%        1.45%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         8.68%(f)     7.63%        6.58%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                28%          64%          95%
--------------------------------------------------------------------------------------------------------------
Total return                                       (26.85%)(i)   (2.75%)       5.72%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).


                                       142





RiverSource High Yield Bond Fund - Class R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)        2008       2007(b)
Net asset value, beginning of period                 $2.74        $3.02        $2.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(c)       .22(c)       .12
Net gains (losses) (both realized and
 unrealized)                                          (.82)        (.28)         .05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.71)        (.06)         .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.22)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.92        $2.74        $3.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .78%(f)      .78%         .71%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .70%(f)      .75%         .71%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         9.12%(f)     8.06%        7.33%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                28%          64%          95%
--------------------------------------------------------------------------------------------------------------
Total return                                       (26.56%)(i)   (2.06%)       6.09%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).


                                       143





RiverSource Balanced Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                       2008         2007         2006         2005         2004
Net asset value, beginning of period                $11.46       $10.52        $9.84        $9.25        $8.47
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .30(b)       .26(b)       .24          .21          .19
Net gains (losses) (both realized and
 unrealized)                                         (2.42)         .95          .68          .61          .77
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.12)        1.21          .92          .82          .96
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.28)        (.27)        (.24)        (.23)        (.18)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.06       $11.46       $10.52        $9.84        $9.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $634         $929         $959         $990       $1,077
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                 .95%        1.07%        1.01%        1.03%        1.01%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.86%        2.31%        2.42%        2.13%        2.01%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                            105%         124%         126%         130%         131%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (18.73%)      11.57%        9.46%        8.86%       11.32%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Sept. 30, 2008 were less than 0.01% of average daily net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the year ended Sept. 30, 2008.
(f) Total return does not reflect payment of a sales charge.


                                       144





RiverSource Balanced Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                       2008         2007         2006         2005         2004
Net asset value, beginning of period                $11.39       $10.45        $9.78        $9.19        $8.41
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(b)       .17(b)       .16          .14          .11
Net gains (losses) (both realized and
 unrealized)                                         (2.40)         .95          .67          .59          .77
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.18)        1.12          .83          .73          .88
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.18)        (.16)        (.14)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.01       $11.39       $10.45        $9.78        $9.19
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $26          $52          $70          $81         $113
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.71%        1.84%        1.78%        1.81%        1.78%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.10%        1.53%        1.63%        1.35%        1.23%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                            105%         124%         126%         130%         131%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (19.35%)      10.78%        8.54%        8.02%       10.51%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Sept. 30, 2008 were less than 0.01% of average daily net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the year ended Sept. 30, 2008.
(f) Total return does not reflect payment of a sales charge.


                                       145





RiverSource Balanced Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                       2008         2007         2006         2005         2004
Net asset value, beginning of period                $11.38       $10.44        $9.77        $9.19        $8.41
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(b)       .17(b)       .16          .14          .12
Net gains (losses) (both realized and
 unrealized)                                         (2.41)         .96          .67          .59          .77
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.19)        1.13          .83          .73          .89
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.19)        (.16)        (.15)        (.11)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.99       $11.38       $10.44        $9.77        $9.19
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $5           $4           $3           $3
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.71%        1.82%        1.78%        1.81%        1.78%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.11%        1.57%        1.61%        1.35%        1.25%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                            105%         124%         126%         130%         131%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (19.41%)      10.86%        8.58%        7.97%       10.57%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Sept. 30, 2008 were less than 0.01% of average daily net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 86% for the year ended Sept. 30, 2008.
(f) Total return does not reflect payment of a sales charge.


                                       146





RiverSource Partners International Select Growth Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                        2008         2007         2006         2005         2004
Net asset value, beginning of period                $10.54        $9.42        $8.05        $6.85        $5.80
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .04(b)       .02          .02           --
Net gains (losses) (both realized and
 unrealized)                                         (5.00)        2.70         2.04         1.33         1.05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.93)        2.74         2.06         1.35         1.05
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.13)        (.17)        (.06)        (.01)          --
Distributions from realized gains                     (.81)       (1.45)        (.63)        (.14)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.94)       (1.62)        (.69)        (.15)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.67       $10.54        $9.42        $8.05        $6.85
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $190         $418         $294         $216         $151
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.56%        1.61%        1.61%        1.79%        1.85%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.49%        1.61%        1.61%        1.74%        1.75%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .91%         .45%         .23%         .37%         .17%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                85%         104%         124%          67%          87%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (50.70%)(h)   33.56%       27.21%       19.89%       18.15%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.
(h) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.


                                       147



Partners International Select Growth Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                        2008         2007         2006         2005         2004
Net asset value, beginning of period                $10.15       $9.12        $7.82        $6.69        $5.71
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)     (.03)(b)     (.05)        (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (4.80)       2.61         1.99         1.29         1.00
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.79)       2.58         1.94         1.27          .98
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)       (.10)        (.01)          --           --
Distributions from realized gains                     (.81)      (1.45)        (.63)        (.14)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.87)      (1.55)        (.64)        (.14)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.49      $10.15        $9.12        $7.82        $6.69
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $30         $75          $67          $58          $44
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.32%       2.37%        2.37%        2.56%        2.62%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.25%       2.37%        2.37%        2.51%        2.51%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .15%       (.30%)       (.53%)       (.39%)       (.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                85%        104%         124%          67%          87%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (51.01%)(h)  32.54%       26.19%       19.13%       17.16%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.
(h) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.


                                       148



Partners International Select Growth Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                               2008        2007        2006        2005        2004
Net asset value, beginning of period                       $10.14      $9.12       $7.81       $6.69       $5.71
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .01(b)    (.03)(b)    (.04)       (.02)       (.02)
Net gains (losses) (both realized and unrealized)           (4.79)      2.61        1.99        1.28        1.00
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (4.78)      2.58        1.95        1.26         .98
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.07)      (.11)       (.01)         --          --
Distributions from realized gains                            (.81)     (1.45)       (.63)       (.14)         --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                          (.88)     (1.56)       (.64)       (.14)         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $4.48     $10.14       $9.12       $7.81       $6.69
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $3         $7          $4          $3          $3
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                                2.32%      2.36%       2.37%       2.55%       2.61%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                            2.25%      2.36%       2.37%       2.51%       2.51%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 .18%      (.31%)      (.53%)      (.41%)      (.60%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       85%       104%        124%         67%         87%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                           (50.99%)(h) 32.56%      26.34%      18.98%      17.16%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Oct. 31, 2008 were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.
(h) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.


                                       149





RiverSource Short Duration U.S. Government Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                              2008(k)       2008        2007        2006        2005
Net asset value, beginning of period                       $4.74       $4.73       $4.68       $4.79       $4.82
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .08(b)      .19(b)      .19         .15         .12
Net gains (losses) (both realized and unrealized)           (.19)        .01         .05        (.10)       (.03)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.11)        .20         .24         .05         .09
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.08)       (.19)       (.19)       (.16)       (.12)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.55       $4.74       $4.73       $4.68       $4.79
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $586        $539        $514        $641        $894
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                               1.03%(e)    1.04%       1.03%       1.06%       1.01%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                            .89%(e)     .89%        .89%        .89%        .93%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               3.47%(e)    3.93%       3.99%       3.27%       2.49%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                                  118%        209%        168%        194%        169%
-----------------------------------------------------------------------------------------------------------------
Total return(i)                                           (2.30%)(j)   4.27%       5.12%       1.00%       1.92%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.88% for the year ended May 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).


                                       150





RiverSource Short Duration U.S. Government Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                              2008(k)       2008        2007        2006        2005
Net asset value, beginning of period                       $4.74       $4.73       $4.68       $4.79       $4.82
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .06(b)      .15(b)      .15         .12         .08
Net gains (losses) (both realized and unrealized)           (.19)        .01         .05        (.11)       (.03)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.13)        .16         .20         .01         .05
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.06)       (.15)       (.15)       (.12)       (.08)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.55       $4.74       $4.73       $4.68       $4.79
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $130        $159        $216        $338        $588
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                               1.79%(e)    1.80%       1.79%       1.82%       1.76%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                           1.65%(e)    1.65%       1.64%       1.64%       1.68%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               2.72%(e)    3.18%       3.23%       2.50%       1.73%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                                  118%        209%        168%        194%        169%
-----------------------------------------------------------------------------------------------------------------
Total return(i)                                           (2.67%)(j)   3.48%       4.34%        .26%       1.16%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.64% for the year ended May 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).


                                       151





RiverSource Short Duration U.S. Government Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                              2008(k)       2008        2007        2006        2005
Net asset value, beginning of period                       $4.74       $4.73       $4.68       $4.79       $4.82
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .06(b)      .15(b)      .15         .12         .08
Net gains (losses) (both realized and unrealized)           (.19)        .02         .05        (.11)       (.03)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.13)        .17         .20         .01         .05
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.06)       (.16)       (.15)       (.12)       (.08)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.55       $4.74       $4.73       $4.68       $4.79
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $12         $10         $10         $15         $24
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                               1.79%(e)    1.80%       1.80%       1.83%       1.77%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                           1.65%(e)    1.65%       1.64%       1.64%       1.68%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               2.70%(e)    3.18%       3.24%       2.51%       1.73%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                                  118%        209%        168%        194%        169%
-----------------------------------------------------------------------------------------------------------------
Total return(i)                                           (2.67%)(j)   3.49%       4.34%        .26%       1.16%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.64% for the year ended May 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).


                                       152



EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of           , 2009 (the
"Agreement") is between each selling entity identified in Schedule A hereto (each a "Selling Corporation")(1), on behalf of each series thereof identified in Schedule A hereto as a Selling Fund (each a "Selling Fund"), each corresponding buying entity identified in Schedule A hereto (each a "Buying Corporation")(2), on behalf of each series thereof identified in Schedule A hereto as the corresponding Buying Fund (each a "Buying Fund"), and RiverSource Investments, LLC (solely for the purposes of Sections 3c and 11 of the Agreement).

This Agreement shall be treated for all purposes as if each reorganization between a Selling Fund and its corresponding Buying Fund contemplated hereby had been the subject of a separate agreement. As context requires a Buying Corporation or Selling Corporation that is not organized as a series fund and that may not be considered or meet the definition of "Buying Fund" and "Selling Fund" as set forth above, may be referred to as a "Buying Fund" or a "Selling Fund," respectively, for purposes of this Agreement.

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. Each Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (each a "Reorganization"). Each Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the corresponding Selling Fund.

2.  REORGANIZATION.

    a. Plan of Reorganization. Each Reorganization will be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, each Selling Corporation will convey all of the assets of each Selling Fund to the corresponding Buying Fund. Each Buying Fund will assume all liabilities of the corresponding Selling Fund. At the Closing, each Buying Corporation will deliver shares of each Buying Fund, including fractional shares, to the corresponding Selling Corporation on behalf of the corresponding Selling Fund. The number of shares will be determined by dividing the value of the net assets attributable to each class of shares of each Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the corresponding class of the corresponding Buying Fund, computed as described in paragraph 3(b). Each Selling Fund will not pay a sales charge on the receipt of the corresponding Buying Fund's shares in exchange for the assets of such Selling Fund. In addition, the shareholders of each Selling Fund will not pay a sales charge on distribution to them of shares of the corresponding Buying Fund.

    b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of each Selling Fund and receipt of all necessary regulatory approvals, or such later date as the officers of the Selling Corporation and Buying Corporation may agree.

3.  VALUATION OF NET ASSETS.

    a. The net asset value of each Selling Fund will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the day of Closing (the "Valuation Date") using the valuation procedures set forth in the corresponding Buying Fund's then current prospectus.

    b. The net asset value per share of shares of each Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in each Buying Fund's then current prospectus.

    c. At the Closing, each Selling Fund will provide the corresponding Buying Fund with a copy of the computation showing the valuation of the net asset value per share of such Selling Fund on the Valuation Date, and each Buying Fund will provide the corresponding Selling Fund with a copy of the computation showing the determination of the net asset value per share of such Buying Fund on the Valuation Date. Both computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.


----------
(1) The Selling Corporation for the Reorganization of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund is a Maryland corporation. The Selling Corporation for the Reorganization of Seligman High-Yield Fund and Seligman U.S. Government Securities Fund is a Massachusetts business trust. Seligman Core Fixed Income Fund, Inc. and Seligman Income and Growth Fund, Inc. are each Maryland Corporations.

(2) The Buying Corporation for each Buying Fund, RiverSource Diversified Bond Fund, Threadneedle Emerging Markets Fund, Threadneedle Global Equity Fund, RiverSource High Yield Bond Fund, RiverSource Balanced Fund, RiverSource Partners International Select Growth Fund and RiverSource Short Duration U.S. Government Fund, is a Minnesota corporation.

                                       A.1





4.  LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

    a. On the date of the Closing, each Selling Corporation will liquidate each Selling Fund and distribute shares of each class of the corresponding Buying Fund to the shareholders of record of such Selling Fund's corresponding class. Each Buying Fund will establish shareholder accounts in the names of each corresponding Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of such class of the Buying Fund due to each such shareholder. All issued and outstanding shares of each Selling Fund will simultaneously be cancelled on the books of each Selling Corporation. Each Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the corresponding Selling Corporation.

    b. Immediately after the close of business on the Valuation Date, the share transfer books of each Selling Corporation relating to each Selling Fund will be closed and no further transfer of shares will be made.

    c. Promptly after the Closing, each Buying Fund or its transfer agent will notify each shareholder of the corresponding Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

    d. As promptly as practicable after the Closing, and in no event later than twelve months from the date of the Closing, each Selling Fund will be dissolved.

5.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING CORPORATION.

    With respect to each Reorganization, the Buying Corporation represents and warrants to the Selling Fund as follows:

    a. Organization, Existence, etc. The Buying Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

    b. Registration as Investment Company. The Buying Corporation, or in the case of separate series funds, the buying Corporation, of which the Buying Fund is a series, is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

    c. Capitalization. The Buying Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares of the Buying Corporation have been duly authorized and are validly issued, fully paid and non-assessable. Since the Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

    d. Financial Statements. The Buying Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund and the results of its operations and changes in its net assets for the periods shown.

    e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

    f. Authority Relative to the Agreement. The Buying Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Buying Corporation and no other proceedings by the Buying Corporation or the Buying Fund are necessary.

    g. No Violation. The Buying Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

    h. Liabilities. The Buying Fund has no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in the Buying Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Selling Fund.

    i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Fund knows of no facts that might form the basis for the

                                       A.2



       institution of any such litigation, proceeding or investigation and the Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

    j. Contracts. Except for contracts and agreements previously disclosed to the Selling Corporation, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

    k. Regulated Investment Company Qualification. The Buying Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

    l. Taxes. As of the Closing, the Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received,
        (iii) have adequately provided for all tax liabilities on its books,
        (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    m. Registration Statement. The Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

    n. Business Activities. The Buying Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

6.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING CORPORATION.

    With respect to each Reorganization, the Selling Corporation represents and warrants to the Buying Fund as follows:

    a. Organization, Existence, etc. For Seligman Core Fixed Income Fund, Inc., Seligman Income and Growth Fund, Inc., Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund, the Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland and has the power to carry on its business as it is now being conducted. For Seligman High-Yield Fund and Seligman U.S. Government Securities Fund, the Selling Corporation is a business trust duly organized, validly existing and in good standing under the laws of the commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted.

    b. Registration as Investment Company. The Selling Corporation, or in the case of a separate series funds, the Selling Corporation, of which the Selling Fund is a series, is registered under the 1940 Act as an open-end, management investment company.

    c. Capitalization. The Selling Corporation has authorized capital as follows: Seligman Core Fixed Income Fund, Inc. has 1,000,000,000 shares of common stock, par value $0.001 per share; Seligman Global Fund Series, Inc. has 2,000,000,000 shares of common stock, par value $0.001, of which 400,000,000 shares are authorized for each of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund; Seligman Income and Growth Fund, Inc. has 500,000,000 shares of common stock, par value $1.00; and Seligman High-Yield Fund and Seligman U.S. Government Securities Fund each have an unlimited number of shares of common stock, par value $0.001. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

    d. Financial Statements. The Selling Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

    e. Authority Relative to the Agreement. The Selling Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized

                                       A.3



       by the Board of Directors of the Selling Corporation and no other proceedings by the Selling Corporation or the Selling Fund are necessary, other than the approval of shareholders contemplated in paragraph 1.

    f. No Violation. The Selling Corporation is not in violation of its Articles or Declaration of Trust, as applicable, or in default in the performance of any material agreement to which it is a party or in default in the performance of any material agreement to which it is a party). The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Fund is subject. The transactions will not result in any violation of the provisions of the Articles or Declaration of Trust, as the case may be, or any law, administrative regulation or administrative or court decree applicable to the Selling Fund.

    g. Liabilities. The Selling Fund has no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in the Selling Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Buying Fund.

    h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

    i. Contracts. Except for contracts and agreements previously disclosed to the Buying Corporation, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

    j. Regulated Investment Company Qualification. The Selling Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

    k. Taxes. As of the Closing, the Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received,
       (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    l. Fund Securities. All securities listed in the schedule of investments of the Selling Fund as of the Closing will be owned by the Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

    m. Registration Statement. The Selling Fund will cooperate with the Buying Fund and will furnish information relating to the Selling Corporation and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement, as it relates to the Selling Corporation or the Selling Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Corporation or the Selling Fund for use in the Registration Statement.

    n. Provision of Books and Records. The Selling Fund will provide its books and records to the corresponding Buying Fund for purposes of preparing any tax returns required by law to be filed after the Closing date, including (1) the tax return for the period ending on the Closing date, and (2) the tax return for the period beginning the day after the Closing and ending the earlier of the current fiscal year-end of the corresponding Buying Fund and the taxable year end chosen by the corresponding Buying Fund following the Reorganization.

    o. Business Activities. The Selling Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING CORPORATION. The obligations of the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

    a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.


                                       A.4



    b. Representations, Warranties and Agreements. The Selling Corporation and the Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of the Selling Corporation will provide a certificate to each Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Corporation, and delivered to such Buying Fund on the date of the Closing.

    c. Regulatory Approvals.

       - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

       - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

    d. Opinion of Counsel. The Buying Corporation will have received an opinion of counsel for the Selling Corporation, dated as of the date of the Closing, to the effect that: (i) the Selling Corporation is a corporation duly organized and validly existing under the laws of the state of Maryland; (ii) each Selling Fund is a series of the Selling Corporation, an open-end management investment company registered under the 1940 Act, as applicable; (iii) this Agreement and the Reorganization has been duly authorized and approved by all requisite action of the Selling Corporation and each Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Corporation.

    e. Declaration of Dividend. The Selling Fund will have declared, prior to the Closing, a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (i) all of the excess of (x) the Selling Fund's investment income excludable from gross income under Section 103 of the Code over
       (y) the Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Selling Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION. The obligations of the Selling Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

    a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

    b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of the Buying Corporation will provide a certificate to each Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Corporation, and delivered to such Selling Fund on or prior to the last business day before the Closing.

    c. Regulatory Approvals.

       - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

       - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

    d. Opinion of Counsel. The Selling Corporation will have received the opinion of counsel for the Buying Corporation, dated as of the date of the Closing, to the effect that: (i) the Buying Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) each Buying Fund is a series of the Buying Corporation, an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization has been authorized and approved by all requisite action of the Buying Corporation and each Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of each Buying Fund.


                                       A.5



9. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION AND THE BUYING CORPORATION. The obligations of each of the Selling Corporation and the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

    Tax Opinion. With respect to the Reorganization between a Selling Fund and its corresponding Buying Fund, the Selling Fund shall have received an opinion of Ropes & Gray LLP satisfactory to such Selling Fund, and the Buying Fund shall have received an opinion of Ropes & Gray LLP satisfactory to such Buying Fund, each substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, although the matter is not free from doubt, generally for federal income tax purposes:

    a. The acquisition by the Buying Fund of the assets of the Selling Fund in exchange for the Buying Fund's assumption of all liabilities of the Selling Fund and delivery to the Selling Fund of the acquisition shares, followed by the distribution by the Selling Fund of the acquisition shares to the shareholders of the Selling Fund in exchange for their Selling Fund shares, all as provided in paragraph 2(a) and 4(a) hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Selling Fund and the Buying Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

    b. No gain or loss will be recognized by the Selling Fund upon (i) the transfer of its assets to the Buying Fund in exchange for the acquisition shares and the assumption by the Buying Fund of all liabilities of the Selling Fund or (ii) the distribution of the acquisition shares by the Selling Fund to its shareholders in liquidation, as contemplated in paragraph 4(a) hereof;

    c. No gain or loss will be recognized by the Buying Fund upon receipt of the assets of the Selling Fund in exchange for acquisition shares and the assumption by the Buying Fund of all liabilities of the Selling Fund as contemplated in paragraph 2(a) hereof;

    d. The tax basis in the hands of the Buying Fund of the assets of the Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Selling Fund immediately prior to the transfer;

    e. The holding periods of the assets of the Selling Fund in the hands of the Buying Fund will include the periods during which such assets were held by the Selling Fund;

    f. No gain or loss will be recognized by the Selling Fund's shareholders upon the exchange of their shares of the Selling Fund for the acquisition shares;

    g. The aggregate tax basis of the acquisition shares the Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of his or her Selling Fund's shares exchanged therefor;

    h. The Selling Fund shareholder's holding period for the acquisition shares will include the period for which he or she held the Selling Fund's shares exchanged therefor, provided that the shareholder held such Selling Fund's shares as capital assets on the date of the exchange; and

    i. The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

  Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

  Each opinion will be based on certain factual certifications made by officers of the Selling Fund and the Buying Fund, and will also be based on customary assumptions. The opinions are not guarantees that the tax consequences of the Reorganizations will be as described above. The opinions will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinions.

10. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

    a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be so amended at any time before or after the shareholder approval contemplated by paragraph 1 is obtained.

    b. At any time prior to the Closing, any of the parties may waive in writing
       (i) any inaccuracies in the representations and warranties made to it and
       (ii) compliance with any of the covenants or conditions made for its benefit.


                                       A.6



    c. Each party hereto may terminate this Agreement at any time prior to the Closing by notice to the other party if a material condition to its performance or a material covenant of the other party is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the other party and is not cured.

    d. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of each Selling Fund, without any liability on the part of any party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of
       business on           ,      , or a later date agreed upon by the
       officers of the Selling Corporation and the Buying Corporation, if the Closing is not effected on or prior to that date.

    e. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11. EXPENSES. All fees paid to governmental authorities for the registration or qualification of the acquisition shares and all transfer agency costs related to the acquisition shares shall be borne by the relevant Buying Fund. Certain non-recurring Reorganization costs and related Reorganization expenses may be borne by a Selling Fund to the extent the Reorganization is expected to result in a reduction to the expense ratio for such Selling Fund. Reorganization costs and related Reorganization expenses include (i) legal and auditor or accounting fees ("Professional Fees") associated with the preparation and filing of the proxy statement/prospectus and (ii) expenses associated with the printing and mailing of any shareholder communications, including the proxy statement/prospectus that forms a part of the Registration Statement, and fees and expenses of any proxy solicitation firm retained in connection with the Reorganization ("Proxy Vendor Expenses"). Professional Fees shall be allocated among each Selling Fund on an equal weighted basis regardless of asset size or number of accounts. Proxy Vendor Expenses shall be allocated among the Selling Funds based on number of shareholder accounts. Notwithstanding the foregoing, the fees and expenses borne by any Selling Fund will not exceed the excess of
    (i) the total anticipated reduction in fees and expenses expected to be borne by such Selling Fund over the first twelve months following its Reorganization over (ii) the cost expected to be borne by such Selling Fund related to the discontinuance of operations of Seligman Data Corp. Any fees and expenses that would have been eligible to be borne by a Selling Fund but for the preceding sentence and all other Reorganization related costs and expenses will be borne by RiverSource Investments, LLC. Each Selling Fund will bear the full cost of any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with its Reorganization. Should any Reorganization fail to occur, RiverSource Investments, LLC will bear all costs associated with the Reorganization.

12. GENERAL.

    a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

    b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

IN WITNESS WHEREOF, each of the parties, individually and not jointly, has caused this Agreement to be signed.

SELIGMAN CORE FIXED INCOME FUND, INC.
SELIGMAN GLOBAL FUND SERIES, INC., on behalf of
  Seligman Emerging Markets Fund
  Seligman Global Growth Fund
  Seligman International Growth Fund
SELIGMAN HIGH INCOME FUND SERIES, on behalf of
  Seligman High-Yield Fund
  Seligman U.S. Government Securities Fund
SELIGMAN INCOME AND GROWTH FUND, INC.

By:      --------------------------
Name:    --------------------------
Title:   --------------------------


                                       A.7



RIVERSOURCE DIVERSIFIED INCOME SERIES, INC., on behalf of
  RiverSource Diversified Bond Fund
RIVERSOURCE GLOBAL SERIES, INC., on behalf of
  Threadneedle Emerging Markets Fund
  Threadneedle Global Equity Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC., on behalf of
  RiverSource High Yield Bond Fund
RIVERSOURCE INVESTMENT SERIES, INC., on behalf of
  RiverSource Balanced Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC., on behalf of
  RiverSource Partners International Select Growth Fund RIVERSOURCE GOVERNMENT INCOME SERIES, INC., on behalf of
  RiverSource Short Duration U.S. Government Fund

By:      --------------------------
Name:    --------------------------
Title:   --------------------------

The undersigned is a party to this Agreement for the purposes of Section 3c and 11 only.

RIVERSOURCE INVESTMENTS, LLC

By:      --------------------------
Name:    --------------------------
Title:   --------------------------



                                       A.8



                                                                      SCHEDULE A

----------------------------------------------------------------------------------------------------------
SELLING ENTITY      SELLING FUND                  BUYING ENTITY                 BUYING FUND
----------------------------------------------------------------------------------------------------------
Seligman Core       Seligman Core Fixed Income    RiverSource Diversified       RiverSource Diversified
Fixed Income        Fund, Inc.                    Income Series, Inc.           Bond Fund
Fund, Inc.
----------------------------------------------------------------------------------------------------------
Seligman Global     Seligman Emerging Markets     RiverSource Global Series,    Threadneedle Emerging
Fund Series,        Fund                          Inc.                          Markets Fund
Inc.
----------------------------------------------------------------------------------------------------------
Seligman Global     Seligman Global Growth        RiverSource Global Series,    Threadneedle Global Equity
Fund Series,        Fund                          Inc.                          Fund
Inc.
----------------------------------------------------------------------------------------------------------
Seligman High       Seligman High-Yield Fund      RiverSource High Income       RiverSource High Yield
Income Fund                                       Series, Inc.                  Bond Fund
Series (a
Massachusetts
business trust)
----------------------------------------------------------------------------------------------------------
Seligman Income     Seligman Income and Growth    RiverSource Investment        RiverSource Balanced Fund
and Growth Fund,    Fund, Inc.                    Series, Inc.
Inc.
----------------------------------------------------------------------------------------------------------
Seligman Global     Seligman International        RiverSource International     RiverSource Partners
Fund Series,        Growth Fund                   Managers Series, Inc.         International Select
Inc.                                                                            Growth Fund
----------------------------------------------------------------------------------------------------------
Seligman High       Seligman U.S. Government      RiverSource Government        RiverSource Short Duration
Income Fund         Securities Fund               Income Series, Inc.           U.S. Government Fund
Series
(a Massachusetts
business trust)
----------------------------------------------------------------------------------------------------------




                                       A.9



                       THIS PAGE LEFT BLANK INTENTIONALLY





EXHIBIT B

                            Supplemental Information

The information in the service section in this Exhibit B includes revised shareholder service policy information as it pertains to your Fund effective on or about June 13, 2009. This information supersedes the "Shareholder Information" section of, and should be maintained with, your current Fund prospectus. Please retain this supplemental information as your record for future reference. Please contact (888) 791-3380 to confirm the final effective date of this supplemental information.

ADDITIONAL INFORMATION APPLICABLE TO THE BUYING FUNDS

Below is information regarding the Buying Funds. All references to a Fund or the Funds refer to a Buying Fund or the Buying Funds, respectively.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds ("ETFs"), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's annual and semiannual reports and the Reorganization SAI.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.

For RiverSource Partners International Select Growth Fund:

  Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Additional Management Information, Manager of Managers Exemption." The date the current Subadviser(s) began serving the Fund is set forth under "Fund Management and Compensation, Investment Manager." When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

  Multi-Manager Risk. While RiverSource Investments, as the Fund's investment manager, monitors each subadviser and the overall management of the Fund, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the Reorganization SAI. Funds that invest primarily in fixed income securities, including RiverSource Diversified Bond Fund, RiverSource High Yield Bond Fund and RiverSource Short Duration U.S. Government Fund, do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the Reorganization SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


                                       B.1





Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For RiverSource Partners International Select Growth Fund, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the Reorganization SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the Reorganization SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement ("IMS Agreement"), the fee for the most recent fiscal year was the following percentage of the Fund's average daily net assets:

                                                                           PERCENTAGE OF FUND'S
FUND                                                                     AVERAGE DAILY NET ASSETS
RiverSource Diversified Bond Fund                                                  0.45%
Threadneedle Emerging Markets Fund                                                 1.16%
Threadneedle Global Equity Fund                                                    0.83%
RiverSource High Yield Bond Fund                                                   0.58%
RiverSource Balanced Fund                                                          0.44%
RiverSource Partners International Select Growth Fund                              0.92%
RiverSource Short Duration U.S. Government Fund                                    0.48%


For Threadneedle Emerging Markets Fund, Threadneedle Global Equity Fund, RiverSource Balanced Fund and RiverSource Partners International Select Growth Fund, the fee includes an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Funds' performance is currently measured for purposes of the performance incentive adjustment is the Lipper Emerging Markets Funds Index for Threadneedle Emerging Markets Fund, Lipper Global Funds Index for Threadneedle Global Equity Fund, Lipper Balanced Funds Index for RiverSource Balanced Fund and Lipper International Multi-Cap Growth Funds Index for RiverSource Partners International Select Growth Fund. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis for RiverSource Balanced Fund and 0.12% for Threadneedle Emerging Markets Fund, Threadneedle Global Equity Fund and RiverSource Partners International Select Growth Fund.

Under the IMS Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the IMS Agreement is available in the Fund's most recent annual or semiannual shareholder report.

For Threadneedle Emerging Markets Fund and Threadneedle Global Equity Fund, RiverSource Investments contracts with and compensates Threadneedle International Limited (the "Subadviser" or "Threadneedle") to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. Threadneedle manages the

                                       B.2



Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

For RiverSource Partners International Select Growth Fund, RiverSource Investments selects, contracts with and compensates Columbia Wanger Asset Management, L.P. ("Columbia WAM") and Principal Global Investors, LLC ("Principal Global") (each a "Subadviser" and together, the "Subadvisers") to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of Subadvisers, and reports periodically to the Board. Each Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund. Columbia WAM, which has served as subadviser to the Fund since September 2001, is located at 227 West Monroe, Suite 3000, Chicago, Illinois. Columbia WAM, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. Principal Global, which has served as subadviser to the Fund since April 2006, is located at 801 Grand Avenue, Des Moines, Iowa. Principal Global, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments.

RiverSource Diversified Bond Fund portfolio managers: The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Leader of the investment grade credit sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Member of the high yield fixed income sector team.

- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

Todd White, Portfolio Manager

- Managed the Fund since 2008.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.


                                       B.3





Threadneedle Emerging Markets Fund portfolio managers: The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

- Managed the Fund since 2000.

- Joined Threadneedle in 2003.

- Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

- BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

- Deputy managed the Fund since 2003.

- Joined Threadneedle in 2001 as a fund manager.

- Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

- BA (Hons), Oxford University 1996.

Threadneedle Global Equity Fund portfolio managers: The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Stephen Thornber, Portfolio Manager

- Head of global oil sector.

- Managed the Fund since 2003.

- Joined Threadneedle in 1993 as a fund manager.

- Began investment career in 1987.

- BA, Plymouth Polytechnic.

Andrew Holliman, CFA, Deputy Portfolio Manager

- Deputy managed the Fund since 2008.

- Joined Threadneedle in 2004 as a fund manager.

- Began investment career in 1997 as an investment analyst and portfolio manager, Baillie Gifford & Co., 1997 to 2004.

- BCom (Hons), University of Edinburgh; MSc, University of Stirling.

RiverSource High Yield Bond Fund portfolio managers: The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 1999.

- Member of the high yield sector team.

- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Schroepfer is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.


                                       B.4





RiverSource Balanced Fund portfolio managers: The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Leader of the investment grade credit sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Member of the high yield fixed income sector team.

- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.


                                       B.5



Todd White, Portfolio Manager

- Managed the Fund since 2008.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

RiverSource Partners International Select Growth Fund portfolio managers: The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Columbia WAM are:

- P. Zachary Egan, co-portfolio manager, is a vice president of Columbia Acorn Trust. Mr. Egan is also the Director of International Research of Columbia WAM since December 2004. Mr. Egan has been a member of the international team since 1999 and a research fellow with the Robert Bosch Foundation in Stuttgart, Germany prior to that time. Mr. Egan is a CFA and earned his MA degree from the University of Chicago and his BA degree from Middlebury College.

- Louis J. Mendes, co-portfolio manager, is a vice president of Columbia Acorn Trust. Mr. Mendes has been a member of the international team since 2001 and an analyst and portfolio manager with Merrill Lynch Investment Managers specializing in Asian equity markets prior to that time. Mr. Mendes is a CFA and earned his MA degree in International Management from the American Graduate School of International Management in Phoenix and BA degree from Columbia University.

The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Principal Global are:

- John Pihlblad, CFA -- Portfolio Manager. Mr. Pihlblad is a portfolio manager at Principal Global Investors. He joined the firm in 2000 and led the development of Principal Global Investors' Global Research Platform. Mr. Pihlblad has over 29 years investment experience, including 17 years of experience in managing international equities. Previously, he was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for developing and implementing the investment process for both domestic and international equity products. Prior to that, Mr. Pihlblad was a portfolio manager at Nicholas Applegate in San Diego, where he developed one of the first global systematic investment processes in the industry. Mr. Pihlblad was also director of equity research at Boatmen's Trust Company, Kansas City, Mo., where he developed a comprehensive quantitative portfolio management platform. Mr. Pihlblad received a bachelor's degree from Westminster College. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

- Steven Larson, CFA -- Portfolio Manager. Mr. Larson is a portfolio manager at Principal Global Investors. He is responsible for co-managing Principal's international growth and value equity portfolios. He is also active in company research with an emphasis on the utilities sector. Mr. Larson joined the firm in 2001 and participated in the early integration of the systematic (quantitative fundamental) and traditional fundamental (analyst-driven) research efforts, as well as the initial phase of backtesting research to determine which factors drive stock prices within each region and sector. Previously, Mr. Larson led the investment management oversight and sub-advisor selection process for the $80 billion Wells Fargo mutual fund family. Prior to joining Wells Fargo, he was vice president and manager of the Investment Analytics Group at First American Asset Management, U.S. Bancorp's institutional asset manager. Mr. Larson received an MBA in finance from the University of Minnesota's Carlson School of Management and a bachelor's degree in finance from Drake University. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.


                                       B.6



RiverSource Short Duration U.S. Government Fund portfolio managers: The portfolio managers responsible for the day-to-day management of the Fund are:

Todd White, Portfolio Manager

- Managed the Fund since 2008.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.

The Reorganization SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                                       B.7





THIS SERVICE SECTION IS EFFECTIVE ON OR ABOUT JUNE 13, 2009.

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class.

 INVESTMENT OPTIONS SUMMARY


                                                              Contingent Deferred                          Plan
                                                              Sales                   Distribution and/or  Administration
              AVAILABILITY(a)         Initial Sales Charge    Charge (CDSC)           Service Fee(b)       Services Fee
---------------------------------------------------------------------------------------------------------------------------------
Class A       Available to            Yes. Payable at time    No.(c)                  Yes.                 No.
              all investors.          of purchase. Lower or                           0.25%
                                      no sales charge for
                                      larger investments.
---------------------------------------------------------------------------------------------------------------------------------

Class         Available to            No. Entire purchase     Maximum 5% CDSC during  Yes.                 No.
  B(d)(e)(f)  all investors.          price is invested in    the first year          1.00%
                                      shares of the fund.     decreasing to 0% after
                                                              six years.
---------------------------------------------------------------------------------------------------------------------------------

Class C(f)    Available to            No. Entire purchase     1% CDSC may apply if    Yes.                 No.
              all investors.          price is invested in    you sell shares within  1.00%
                                      shares of the fund.     one year after
                                                              purchase.
---------------------------------------------------------------------------------------------------------------------------------

Class I       Limited to qualifying   No.                     No.                     No.                  No.
              institutional
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R2      Limited to qualifying   No.                     No.                     Yes.                 Yes.
              institutional                                                           0.50%                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R3      Limited to qualifying   No.                     No.                     Yes.                 Yes.
              institutional                                                           0.25%                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class R4      Limited to qualifying   No.                     No.                     No.                  Yes.
              institutional                                                                                0.25%
              investors.
---------------------------------------------------------------------------------------------------------------------------------



                                       B.8



 INVESTMENT OPTIONS SUMMARY (CONTINUED)


                                                              Contingent Deferred                          Plan
                                                              Sales                   Distribution and/or  Administration
              AVAILABILITY(a)         Initial Sales Charge    Charge (CDSC)           Service Fee(b)       Services Fee
---------------------------------------------------------------------------------------------------------------------------------
Class R5      Limited to qualifying   No.                     No.                     No.                  No.
              institutional
              investors.
---------------------------------------------------------------------------------------------------------------------------------

Class W       Limited to qualifying   No.                     No.                     Yes.                 No.
              discretionary managed                                                   0.25%
              accounts.
---------------------------------------------------------------------------------------------------------------------------------

Class Y       Limited to qualifying   No.                     No.                     No.                  Yes.
              institutional                                                                                0.15%
              investors.
---------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A hares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Short Duration U.S. Government Fund is closed to new investors and new purchases. Existing shareholders in this fund may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of this fund are maintained.
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B*, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For money market funds that offer Class B shares, the distributor has currently agreed not to be reimbursed by the fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B shares.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.


                                       B.9



Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.


                                      B.10



IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)

                                                                                            Maximum reallowance
                                                    AS A % OF             As a % of              as a % of
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    net amount invested       purchase price
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          5.75%                 6.10%                  5.00%
$50,000--$99,999                                       4.75                  4.99                   4.00
$100,000--$249,999                                     3.50                  3.63                   3.00
$250,000--$499,999                                     2.50                  2.56                   2.15
$500,000--$999,999                                     2.00                  2.04                   1.75
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)

                                                                                            Maximum reallowance
                                                    AS A % OF             As a % of              as a % of
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    net amount invested       purchase price
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          4.75%                 4.99%                  4.00%
$50,000--$99,999                                       4.25                  4.44                   3.50
$100,000--$249,999                                     3.50                  3.63                   3.00
$250,000--$499,999                                     2.50                  2.56                   2.15
$500,000--$999,999                                     2.00                  2.04                   1.75
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


For RiverSource Short Duration U.S. Government Fund

                                                                                            Maximum reallowance
                                                    AS A % OF             As a % of              as a % of
TOTAL MARKET VALUE                              PURCHASE PRICE(b)    net amount invested       purchase price
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          3.00%                 3.09%                  2.50%
$50,000--$99,999                                       3.00                  3.09                   2.50
$100,000--$249,999                                     2.50                  2.56                   2.15
$250,000--$499,999                                     2.00                  2.04                   1.75
$500,000--$999,999                                     1.50                  1.52                   1.25
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.


                                      B.11



INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.


                                      B.12



Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website at riversource.com or seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.


                                      B.13



- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*
First year                                                                          5%
Second year                                                                         4%
Third year                                                                          3%**
Fourth year                                                                         3%
Fifth year                                                                          2%
Sixth year                                                                          1%
Seventh or eighth year                                                              0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund

                                      B.14






beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

The fund's Board believes that no conflict of interest currently exists between the fund's classes of shares. On an ongoing basis, the Board, in the exercise of its fiduciary duties, seeks to ensure that no such conflicts arise.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.


                                      B.15





When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THIS FUND MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THIS FUND ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.


--------------------------------------------------------------------------------



                                      B.16



 METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)





MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                 FOR ALL FUNDS, CLASSES AND ACCOUNTS EXCEPT THOSE
                                 LISTED TO THE RIGHT (NONQUALIFIED)                  TAX QUALIFIED ACCOUNTS    CLASS W

---------------------------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT               $2,000                                              $1,000                    $500
---------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS           $100                                                $100                      None
---------------------------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*                 $1,000                                              None                      $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                 FOR ALL FUNDS, CLASSES AND ACCOUNTS EXCEPT THOSE
                                 LISTED TO THE RIGHT (NONQUALIFIED)                  TAX QUALIFIED ACCOUNTS    CLASS W

---------------------------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT               $100(a)                                             $100(b)                   $500
---------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS           $100                                                $50                       None
---------------------------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**                None(b)                                             None                      $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041


 -------------------------------------------------------------------------------



                                      B.17



 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.


 -------------------------------------------------------------------------------



                                      B.18



 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY WIRE OR
ACH (CONT.)
                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or

                                      B.19



  clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.


                                      B.20



Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                                                           TO OTHER FUNDS
FROM A MONEY MARKET FUND                                           -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes        Yes        Yes
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes



                                                                       TO A MONEY MARKET FUND
FROM OTHER FUNDS                                                   -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes         No         No
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.


                                      B.21



In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-fund, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a


                                      B.22



security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-fund, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund

                                      B.23



invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients

                                      B.24



who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the

                                      B.25



payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underling fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


                                      B.26





EXHIBIT C

SUMMARY OF INTEGRATION RELATED CHANGES

At its Jan. 8, 2009 meeting, the Board approved certain changes to the Seligman Funds' share class structure, service provider arrangements and shareholder service policies, including:

SHARE CLASS STRUCTURE. Approval of the redesignation of each Seligman Fund's Class R shares as Class R2 shares and Class I shares as Class R5 shares, as applicable, with a shareholder servicing and pricing structure consistent with Class R2 and Class R5 shares offered by other funds in the RiverSource Family of Funds, discussed below.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Approval of changes to each Seligman Fund that is a Buying Fund's (i) Administrative Services Agreement to add a fee schedule consistent with the fee schedules for other, comparable funds in the RiverSource Family of Funds, and (ii) Investment Management Services ("IMS") Agreement to reduce the fee by an amount at least equal to the amount of the increase in the fee under the Administrative Services Agreement. (IMS and Administration Agreements for Seligman Funds that are Selling Funds were not considered at this time.)

TRANSFER AGENCY AND SHAREHOLDER SERVICING, AND PLAN ADMINISTRATION. Approval of a transition to RiverSource Service Corporation ("RSC") as the Seligman Funds' transfer and shareholder servicing agent, including adoption of the fee structure paid by other funds in the RiverSource Family of Funds. The Seligman Funds' previous transfer and shareholder servicing agent allocated 100% of its expenses to the Seligman Funds that benefited from the services it provided. Under the new pricing structure, fees are either asset based (Class R2 and Class
R5) or account based (Class A, Class B and Class C). See the Reorganization SAI for more information. For Seligman Funds' Class R shares (to be redesignated as Class R2 shares), approval of this pricing structure included adoption of a Plan Administration Agreement, which includes an asset based fee.

CUSTODY AND SECURITIES LENDING. Approval of a transition from State Street Bank & Trust, Co. to JPMorgan Bank, N.A. ("JPMorgan") as custodian, and approval of JPMorgan as securities lending agent. (The Seligman Funds did not previously have securities lending arrangements.)

SHAREHOLDER SERVICE POLICIES. Approval of changes to certain shareholder service policies establishing a consistent shareholder experience across the combined RiverSource Family of Funds. Certain of these changes are described below (newly applicable shareholder service policies are set forth in Exhibit B):

  Class A at Net Asset Value. Adopt a uniform set of investor classes eligible for waiver of Class A share front-end sales load across RiverSource Family of Funds.

  Class A Front-End Sales Load and Breakpoint Structure. Adopt (i) a uniform breakpoint schedule for fixed-income and equity funds, increasing the first and second breakpoint from fixed-income and equity funds, respectively, from 4.50% to 4.75%, and (ii) a uniform dealer reallowance structure, paying out to financial intermediaries a maximum of 2.15% instead of 2.25% at the fourth breakpoint (no impact to shareholders).

  Class B Contingent Deferred Sales Charge Waivers. Adopt a uniform set of investor class waivers of CDSC on Class B shares across RiverSource Family of Funds.

  Class B Conversion to Class A. Adopt a uniform time horizon for automatic conversion from Class B shares to Class A shares in the month after the eighth year of ownership. For Class B shares sold prior to the change, previous conversion rules apply.

  Class C Contingent Deferred Sale Charge Waivers. Adopt a uniform set of investor class waivers of CDSC on Class C shares across RiverSource Family of Funds.

  Class R (redesignated Class R2) Contingent Deferred Sales Charge. Eliminate the CDSC on Class R (redesignated Class R2) shares.

  Repurchase Policy. Adopt repurchase policy of 90 days and require that, for Class B shares sold, repurchases will be put into Class A shares at net asset value.


                                       C.1



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EXHIBIT D

MASSACHUSETTS APPRAISAL RIGHTS

Massachusetts law requires that we provide shareholders of Seligman U.S. Government Securities Fund and Seligman High-Yield Fund with a copy of the state law on appraisal rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as either such Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise appraisal rights under Massachusetts law, the relevant Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

In addition, Section 13.02(a)(3) of the MBCA provides for an exception to appraisal rights for which we believe, in light of the rationale expressed in the Comments of The Task Force on the Revision of the Massachusetts Business Corporation Law accompanying the MBCA, a reasonable argument exists for applying such exception to a transaction involving an open-end mutual fund. If any shareholder of either Seligman U.S. Government Securities Fund or Seligman High-Yield Fund elects to exercise appraisal rights under Massachusetts law, the relevant Selling Fund, in connection with submitting the question of the supremacy of Rule 22c-1 to a court of competent jurisdiction, may also argue that appraisal rights under Massachusetts law do not apply.

CHAPTER 156D. BUSINESS CORPORATIONS

PART 13

SUBDIVISION A -- RIGHT TO DISSENT AND OBTAIN PAYMENT FOR SHARES

SECTION 13.01. DEFINITIONS

In this part the following words shall have the following meanings unless the context requires otherwise:

"Affiliate", any person that directly or indirectly through one or more intermediaries controls, is controlled by, or is under common control of or with another person.

"Beneficial shareholder", the person who is a beneficial owner of shares held in a voting trust or by a nominee as the record shareholder.

"Corporation", the issuer of the shares held by a shareholder demanding appraisal and, for matters covered in sections 13.22 to 13.31, inclusive, includes the surviving entity in a merger.

"Fair value", with respect to shares being appraised, the value of the shares immediately before the effective date of the corporate action to which the shareholder demanding appraisal objects, excluding any element of value arising from the expectation or accomplishment of the proposed corporate action unless exclusion would be inequitable.

"Interest", interest from the effective date of the corporate action until the date of payment, at the average rate currently paid by the corporation on its principal bank loans or, if none, at a rate that is fair and equitable under all the circumstances.

"Marketable securities", securities held of record by, or by financial intermediaries or depositories on behalf of, at least 1,000 persons and which were

  (a) listed on a national securities exchange,

  (b) designated as a national market system security on an interdealer quotation system by the National Association of Securities Dealers, Inc., or

  (c) listed on a regional securities exchange or traded in an interdealer quotation system or other trading system and had at least 250,000 outstanding shares, exclusive of shares held by officers, directors and affiliates, which have a market value of at least $5,000,000.

"Officer", the chief executive officer, president, chief operating officer, chief financial officer, and any vice president in charge of a principal business unit or function of the issuer.

"Person", any individual, corporation, partnership, unincorporated association or other entity.

"Record shareholder", the person in whose name shares are registered in the records of a corporation or the beneficial owner of shares to the extent of the rights granted by a nominee certificate on file with a corporation.

"Shareholder", the record shareholder or the beneficial shareholder.


                                       D.1





SECTION 13.02. RIGHT TO APPRAISAL

  (a) A shareholder is entitled to appraisal rights, and obtain payment of the fair value of his shares in the event of, any of the following corporate or other actions:

          (1) consummation of a plan of merger to which the corporation is a party if shareholder approval is required for the merger by section 11.04 or the articles of organization or if the corporation is a subsidiary that is merged with its parent under section 11.05, unless, in either case, (A) all shareholders are to receive only cash for their shares in amounts equal to what they would receive upon a dissolution of the corporation or, in the case of shareholders already holding marketable securities in the merging corporation, only marketable securities of the surviving corporation and/or cash and (B) no director, officer or controlling shareholder has a direct or indirect material financial interest in the merger other than in his capacity as (i) a shareholder of the corporation, (ii) a director, officer, employee or consultant of either the merging or the surviving corporation or of any affiliate of the surviving corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation in the aggregate;

          (2) consummation of a plan of share exchange in which his shares are included unless: (A) both his existing shares and the shares, obligations or other securities to be acquired are marketable securities; and (B) no director, officer or controlling shareholder has a direct or indirect material financial interest in the share exchange other than in his capacity as (i) a shareholder of the corporation whose shares are to be exchanged,
              (ii) a director, officer, employee or consultant of either the corporation whose shares are to be exchanged or the acquiring corporation or of any affiliate of the acquiring corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation whose shares are to be exchanged in the aggregate;

          (3) consummation of a sale or exchange of all, or substantially all, of the property of the corporation if the sale or exchange is subject to section 12.02, or a sale or exchange of all, or substantially all, of the property of a corporation in dissolution, unless:

               (i) his shares are then redeemable by the corporation at a price not greater than the cash to be received in exchange for his shares; or

               (ii) the sale or exchange is pursuant to court order; or

               (iii) in the case of a sale or exchange of all or substantially all the property of the corporation subject to section 12.02, approval of shareholders for the sale or exchange is conditioned upon the dissolution of the corporation and the distribution in cash or, if his shares are marketable securities, in marketable securities and/or cash, of substantially all of its net assets, in excess of a reasonable amount reserved to meet unknown claims under section 14.07, to the shareholders in accordance with their respective interests within one year after the sale or exchange and no director, officer or controlling shareholder has a direct or indirect material financial interest in the sale or exchange other than in his capacity as (i) a shareholder of the corporation, (ii) a director, officer, employee or consultant of either the corporation or the acquiring corporation or of any affiliate of the acquiring corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation in the aggregate;

          (4) an amendment of the articles of organization that materially and adversely affects rights in respect of a shareholder's shares because it:

               (i) creates, alters or abolishes the stated rights or preferences of the shares with respect to distributions or to dissolution, including making non-cumulative in whole or in part a dividend theretofore stated as cumulative;

               (ii) creates, alters or abolishes a stated right in respect of conversion or redemption, including any provision relating to any sinking fund or purchase, of the shares;

               (iii) alters or abolishes a preemptive right of the holder of the shares to acquire shares or other securities;

               (iv) excludes or limits the right of the holder of the shares to vote on any matter, or to cumulate votes, except as such right may be limited by voting rights given to new shares then being authorized of an existing or new class; or


                                       D.2





               (v) reduces the number of shares owned by the shareholder to a fraction of a share if the fractional share so created is to be acquired for cash under section 6.04;

          (5) the articles of organization or of the bylaws or the entering into by the corporation of any agreement to which the shareholder is not a party that adds restrictions on the transfer or registration or any outstanding shares held by the shareholder or amends any pre-existing restrictions on the transfer or registration of his shares in a manner which is materially adverse to the ability of the shareholder to transfer his shares;

          (6) any corporate action taken pursuant to a shareholder vote to the extent the articles of organization, bylaws or a resolution of the board of directors provides that voting or nonvoting shareholders are entitled to appraisal;

          (7) consummation of a conversion of the corporation to nonprofit status pursuant to subdivision B of PART 9; or

          (8) consummation of a conversion of the corporation into a form of other entity pursuant to subdivision D of PART 9.

  (b) Except as otherwise provided in subsection (a) of section 13.03, in the event of corporate action specified in clauses (1), (2), (3), (7) or (8) of subsection (a), a shareholder may assert appraisal rights only if he seeks them with respect to all of his shares of whatever class or series.

  (c) Except as otherwise provided in subsection (a) of section 13.03, in the event of an amendment to the articles of organization specified in clause
      (4) of subsection (a) or in the event of an amendment of the articles of organization or the bylaws or an agreement to which the shareholder is not a party specified in clause (5) of subsection (a), a shareholder may assert appraisal rights with respect to those shares adversely affected by the amendment or agreement only if he seeks them as to all of such shares and, in the case of an amendment to the articles of organization or the bylaws, has not voted any of his shares of any class or series in favor of the proposed amendment.

  (d) The shareholder's right to obtain payment of the fair value of his shares shall terminate upon the occurrence of any of the following events:

          (i) the proposed action is abandoned or rescinded; or

          (ii) a court having jurisdiction permanently enjoins or sets aside the action; or

          (iii) the shareholder's demand for payment is withdrawn with the written consent of the corporation.

  (e) A shareholder entitled to appraisal rights under this chapter may not challenge the action creating his entitlement unless the action is unlawful or fraudulent with respect to the shareholder or the corporation.

SECTION 13.03. ASSERTION OF RIGHTS BY NOMINEES AND BENEFICIAL OWNERS

  (a) A record shareholder may assert appraisal rights as to fewer than all the shares registered in the record shareholder's name but owned by a beneficial shareholder only if the record shareholder objects with respect to all shares of the class or series owned by the beneficial shareholder and notifies the corporation in writing of the name and address of each beneficial shareholder on whose behalf appraisal rights are being asserted. The rights of a record shareholder who asserts appraisal rights for only part of the shares held of record in the record shareholder's name under this subsection shall be determined as if the shares as to which the record shareholder objects and the record shareholder's other shares were registered in the names of different record shareholders.

  (b) A beneficial shareholder may assert appraisal rights as to shares of any class or series held on behalf of the shareholder only if such shareholder:

          (1) submits to the corporation the record shareholder's written consent to the assertion of such rights no later than the date referred to in subclause (ii) of clause (2) of subsection (b) of section 13.22; and

          (2) does so with respect to all shares of the class or series that are beneficially owned by the beneficial shareholder.

SUBDIVISION B. -- PROCEDURE FOR EXERCISE OF APPRAISAL RIGHTS

SECTION 13.20. NOTICE OF APPRAISAL RIGHTS

  (a) If proposed corporate action described in subsection (a) of section 13.02 is to be submitted to a vote at a shareholders' meeting or through the solicitation of written consents, the meeting notice or solicitation of consents shall state that the corporation has concluded that shareholders are, are not or may be entitled to assert appraisal rights under this chapter and refer to the necessity of the shareholder delivering, before the vote is taken, written notice of his intent to demand payment and to the requirement that he not vote his shares in favor of the proposed action. If the corporation concludes that appraisal rights are or may be available, a copy of this chapter shall accompany the meeting notice sent to those record shareholders entitled to exercise appraisal rights.


                                       D.3





  (b) In a merger pursuant to section 11.05, the parent corporation shall notify in writing all record shareholders of the subsidiary who are entitled to assert appraisal rights that the corporate action became effective. Such notice shall be sent within 10 days after the corporate action became effective and include the materials described in section 13.22.

SECTION 13.21. NOTICE OF INTENT TO DEMAND PAYMENT

  (a) If proposed corporate action requiring appraisal rights under section
      13.02 is submitted to vote at a shareholders' meeting, a shareholder who wishes to assert appraisal rights with respect to any class or series of shares:

          (1) shall deliver to the corporation before the vote is taken written notice of the shareholder's intent to demand payment if the proposed action is effectuated; and

          (2) shall not vote, or cause or permit to be voted, any shares of such class or series in favor of the proposed action.

  (b) A shareholder who does not satisfy the requirements of subsection (a) is not entitled to payment under this chapter.

SECTION 13.22. APPRAISAL NOTICE AND FORM

  (a) If proposed corporate action requiring appraisal rights under subsection
      (a) of section 13.02 becomes effective, the corporation shall deliver a written appraisal notice and form required by clause (1) of subsection (b) to all shareholders who satisfied the requirements of section 13.21 or, if the action was taken by written consent, did not consent. In the case of a merger under section 11.05, the parent shall deliver a written appraisal notice and form to all record shareholders who may be entitled to assert appraisal rights.

  (b) The appraisal notice shall be sent no earlier than the date the corporate action became effective and no later than 10 days after such date and must:

          (1) supply a form that specifies the date of the first announcement to shareholders of the principal terms of the proposed corporate action and requires the shareholder asserting appraisal rights to certify (A) whether or not beneficial ownership of those shares for which appraisal rights are asserted was acquired before that date and (B) that the shareholder did not vote for the transaction;

          (2) state:

               (i) where the form shall be sent and where certificates for certificated shares shall be deposited and the date by which those certificates shall be deposited, which date may not be earlier than the date for receiving the required form under subclause (ii);

               (ii) a date by which the corporation shall receive the form which date may not be fewer than 40 nor more than 60 days after the date the subsection (a) appraisal notice and form are sent, and state that the shareholder shall have waived the right to demand appraisal with respect to the shares unless the form is received by the corporation by such specified date;

               (iii) the corporation's estimate of the fair value of the shares;

               (iv) that, if requested in writing, the corporation will provide, to the shareholder so requesting, within 10 days after the date specified in clause (ii) the number of shareholders who return the forms by the specified date and the total number of shares owned by them; and

               (v) the date by which the notice to withdraw under section 13.23 shall be received, which date shall be within 20 days after the date specified in subclause (ii) of this subsection; and

          (3) be accompanied by a copy of this chapter.

SECTION 13.23. PERFECTION OF RIGHTS; RIGHT TO WITHDRAW

  (a) A shareholder who receives notice pursuant to section 13.22 and who wishes to exercise appraisal rights shall certify on the form sent by the corporation whether the beneficial owner of the shares acquired beneficial ownership of the shares before the date required to be set forth in the notice pursuant to clause (1) of subsection (b) of section 13.22. If a shareholder fails to make this certification, the corporation may elect to treat the shareholder's shares as after-acquired shares under section
      13.25. In addition, a shareholder who wishes to exercise appraisal rights shall execute and return the form and, in the case of certificated shares, deposit the shareholder's certificates in accordance with the terms of the notice by the date referred to in the notice pursuant to subclause (ii) of clause (2) of subsection (b) of section 13.22. Once a shareholder deposits that shareholder's certificates or, in the case of uncertificated shares, returns the executed forms, that shareholder loses all rights as a shareholder, unless the shareholder withdraws pursuant to said subsection
      (b).

  (b) A shareholder who has complied with subsection (a) may nevertheless decline to exercise appraisal rights and withdraw from the appraisal process by so notifying the corporation in writing by the date set forth in the appraisal

                                       D.4






      notice pursuant to subclause (v) of clause (2) of subsection (b) of section 13.22. A shareholder who fails to so withdraw from the appraisal process may not thereafter withdraw without the corporation's written consent.

  (c) A shareholder who does not execute and return the form and, in the case of certificated shares, deposit that shareholder's share certificates where required, each by the date set forth in the notice described in subsection
      (b) of section 13.22, shall not be entitled to payment under this chapter.

SECTION 13.24. PAYMENT

  (a) Except as provided in section 13.25, within 30 days after the form required by subclause (ii) of clause (2) of subsection (b) of section
      13.22 is due, the corporation shall pay in cash to those shareholders who complied with subsection (a) of section 13.23 the amount the corporation estimates to be the fair value of their shares, plus interest.

  (b) The payment to each shareholder pursuant to subsection (a) shall be accompanied by:

          (1) financial statements of the corporation that issued the shares to be appraised,0 consisting of a balance sheet as of the end of a fiscal year ending not more than 16 months before the date of payment, an income statement for that year, a statement of changes in shareholders' equity for that year, and the latest available interim financial statements, if any;

          (2) a statement of the corporation's estimate of the fair value of the shares, which estimate shall equal or exceed the corporation's estimate given pursuant to subclause (iii) of clause (2) of subsection (b) of section 13.22; and

          (3) a statement that shareholders described in subsection (a) have the right to demand further payment under section 13.26 and that if any such shareholder does not do so within the time period specified therein, such shareholder shall be deemed to have accepted the payment in full satisfaction of the corporation's obligations under this chapter.

SECTION 13.25. AFTER-ACQUIRED SHARES

  (a) A corporation may elect to withhold payment required by section 13.24 from any shareholder who did not certify that beneficial ownership of all of the shareholder's shares for which appraisal rights are asserted was acquired before the date set forth in the appraisal notice sent pursuant to clause (1) of subsection (b) of section 13.22.

  (b) If the corporation elected to withhold payment under subsection (a), it must, within 30 days after the form required by subclause (ii) of clause
      (2) of subsection (b) of section 13.22 is due, notify all shareholders who are described in subsection (a):

          (1) of the information required by clause (1) of subsection (b) of section 13.24;

          (2) of the corporation's estimate of fair value pursuant to clause (2) of subsection (b) of said section 13.24;

          (3) that they may accept the corporation's estimate of fair value, plus interest, in full satisfaction of their demands or demand appraisal under section 13.26;

          (4) that those shareholders who wish to accept the offer shall so notify the corporation of their acceptance of the corporation's offer within 30 days after receiving the offer; and

          (5) that those shareholders who do not satisfy the requirements for demanding appraisal under section 13.26 shall be deemed to have accepted the corporation's offer.

  (c) Within 10 days after receiving the shareholder's acceptance pursuant to subsection(b), the corporation shall pay in cash the amount it offered under clause (2) of subsection (b) to each shareholder who agreed to accept the corporation's offer in full satisfaction of the shareholder's demand.

  (d) Within 40 days after sending the notice described in subsection (b), the corporation must pay in cash the amount if offered to pay under clause (2) of subsection (b) to each shareholder deserved in clause (5) of subsection
      (b).

SECTION 13.26. PROCEDURE IF SHAREHOLDER DISSATISFIED WITH PAYMENT OR OFFER

  (a) A shareholder paid pursuant to section 13.24 who is dissatisfied with the amount of the payment shall notify the corporation in writing of that shareholder's estimate of the fair value of the shares and demand payment of that estimate plus interest, less any payment under section 13.24. A shareholder offered payment under section 13.25 who is dissatisfied with that offer shall reject the offer and demand payment of the shareholder's stated estimate of the fair value of the shares plus interest.

  (b) A shareholder who fails to notify the corporation in writing of that shareholder's demand to be paid the shareholder's stated estimate of the fair value plus interest under subsection (a) within 30 days after receiving the corporation's payment or offer of payment under section
      13.24 or section 13.25, respectively, waives the right to demand payment under this section and shall be entitled only to the payment made or offered pursuant to those respective sections.


                                       D.5





SUBDIVISION C. -- JUDICIAL APPRAISAL OF SHARES

SECTION 13.30. COURT ACTION

  (a) If a shareholder makes demand for payment under section 13.26 which remains unsettled, the corporation shall commence an equitable proceeding within 60 days after receiving the payment demand and petition the court to determine the fair value of the shares and accrued interest. If the corporation does not commence the proceeding within the 60-day period, it shall pay in cash to each shareholder the amount the shareholder demanded pursuant to section 13.26 plus interest.

  (b) The corporation shall commence the proceeding in the appropriate court of the county where the corporation's principal office, or, if none, its registered office, in the commonwealth is located. If the corporation is a foreign corporation without a registered office in the commonwealth, it shall commence the proceeding in the county in the commonwealth where the principal office or registered office of the domestic corporation merged with the foreign corporation was located at the time of the transaction.

  (c) The corporation shall make all shareholders, whether or not residents of the commonwealth, whose demands remain unsettled parties to the proceeding as an action against their shares, and all parties shall be served with a copy of the petition. Nonresidents may be served by registered or certified mail or by publication as provided by law or otherwise as ordered by the court.

  (d) The jurisdiction of the court in which the proceeding is commenced under subsection (b) is plenary and exclusive. The court may appoint 1 or more persons as appraisers to receive evidence and recommend a decision on the question of fair value. The appraisers shall have the powers described in the order appointing them, or in any amendment to it. The shareholders demanding appraisal rights are entitled to the same discovery rights as parties in other civil proceedings.

  (e) Each shareholder made a party to the proceeding is entitled to judgment
      (i) for the amount, if any, by which the court finds the fair value of the shareholder's shares, plus interest, exceeds the amount paid by the corporation to the shareholder for such shares or (ii) for the fair value, plus interest, of the shareholder's shares for which the corporation elected to withhold payment under section 13.25.

SECTION 13.31. COURT COSTS AND COUNSEL FEES

  (a) The court in an appraisal proceeding commenced under section 13.30 shall determine all costs of the proceeding, including the reasonable compensation and expenses of appraisers appointed by the court. The court shall assess the costs against the corporation, except that the court may assess cost against all or some of the shareholders demanding appraisal, in amounts the court finds equitable, to the extent the court finds such shareholders acted arbitrarily, vexatiously, or not in good faith with respect to the rights provided by this chapter.

  (b) The court in an appraisal proceeding may also assess the fees and expenses of counsel and experts for the respective parties, in amounts the court finds equitable:

          (1) against the corporation and in favor of any or all shareholders demanding appraisal if the court finds the corporation did not substantially comply with the requirements of sections 13.20, 13.22, 13.24 or 13.25; or

          (2) against either the corporation or a shareholder demanding appraisal, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously, or not in good faith with respect to the rights provided by this chapter.

  (c) If the court in an appraisal proceeding finds that the services of counsel for any shareholder were of substantial benefit to other shareholders similarly situated, and that the fees for those services should not be assessed against the corporation, the court may award to such counsel reasonable fees to be paid out of the amounts awarded the shareholders who were benefited.

  (d) To the extent the corporation fails to make a required payment pursuant to sections 13.24, 13.25, or 13.26, the shareholder may sue directly for the amount owed and, to the extent successful, shall be entitled to recover from the corporation all costs and expenses of the suit, including counsel fees.


                                       D.6





EXHIBIT E

COMPARISON OF ORGANIZATIONAL DOCUMENTS

This chart highlights material differences between the terms of the Declarations of Trust/ Articles of Incorporation and By-Laws of: RiverSource Diversified Income Series, Inc. (a "RiverSource Minnesota Corporation"), of which RiverSource Diversified Bond Fund is a series, RiverSource Global Series (a "RiverSource Minnesota Corporation"), of which each of Threadneedle Emerging Markets Fund and Threadneedle Global Equity Fund is a series, RiverSource High Income Series, Inc. (a "RiverSource Minnesota Corporation"), of which RiverSource High Yield Bond Fund is a series, RiverSource Government Income Series, Inc. (a "RiverSource Minnesota Corporation"), of which RiverSource Short Duration U.S. Government Securities Fund is a series, RiverSource International Managers Series, Inc. (a "RiverSource Minnesota Corporation"), of which RiverSource Partners International Select Growth Fund is a series, and RiverSource Investment Series, Inc. (a "RiverSource Minnesota Corporation"), of which RiverSource Balanced Fund is a series; Seligman Core Fixed Income Fund, Inc. (a "Seligman Maryland Corporation"); Seligman Global Fund Series, Inc. (a "Seligman Maryland Corporation"), of which each of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund is a series; Seligman High Income Fund Series (a "Seligman Massachusetts Business Trust"), of which each of Seligman High-Yield Fund and Seligman U.S. Government Securities Fund is a series; and Seligman Income and Growth Fund, Inc. (a "Seligman Maryland Corporation").


-------------------------------------------------------
SHAREHOLDER LIABILITY
-------------------------------------------------------
SELIGMAN        The shareholders of a Massachusetts
MASSACHUSET-    business trust could, under certain
TS BUSINESS     circumstances, be held personally
TRUSTS          liable as partners for its obligations.
                However, the declaration of trust
                contains express disclaimers of
                shareholder liability for acts,
                obligations or affairs of the trust.
                The declaration of trust also provides
                for indemnification and reimbursement
                of expenses out of a series' assets for
                any shareholder held personally liable
                for obligations of such series.
                Therefore, the possibility that a
                shareholder could be held liable would
                be limited to a situation in which the
                assets of the applicable series had
                been exhausted.
-------------------------------------------------------
SELIGMAN        Under the Maryland General Corporation
MARYLAND        Law ("MGCL"), a stockholder of a
CORPORATIONS    corporation is not obligated to the
                corporation or its creditors with
                respect to the stock, except to the
                extent that the subscription price or
                other agreed upon price for the stock
                has not been paid or liability is
                otherwise imposed under the MGCL.
-------------------------------------------------------
RIVERSOURCE     Under Minnesota law, a shareholder's
MINNESOTA       liability to the corporation or its
CORPORATIONS    creditors is limited to paying the
                amount agreed to be paid for the shares
                which the shareholder holds or has
                agreed to purchase.
-------------------------------------------------------
SHAREHOLDER VOTING RIGHTS
-------------------------------------------------------
SELIGMAN        At all meetings, shareholders of record
MASSACHUSET-    entitled to vote have one vote for each
TS BUSINESS     share (and each fractional share shall
TRUSTS          be entitled to a proportionate
                fractional vote) standing in his name
                on the books of the trust on the record
                date, either in person or by proxy.

                The shareholders have the power to vote
                (i) for the election of trustees, (ii)
                with respect to any investment advisory
                contract, (iii) with respect to
                termination of the trust, (iv) with
                respect to any amendment of the
                declaration of trust, (v) with respect
                to any merger, consolidation or sale of
                assets, (vi) with respect to
                incorporation of the trust, (vii) to
                the same extent as stockholders of a
                Massachusetts business corporation as
                to whether or not a court action,
                proceeding or claim should or should
                not be brought or maintained
                derivatively or as a class action on
                behalf of the trust or shareholder, and
                (viii) with respect to such additional
                matters relating to the trust as
                required by law, the declaration of
                trust, the bylaws or any registration
                of the trust with the SEC (or any
                successor agency) or any state, or as
                and when the trustees may consider
                necessary or desirable.

                There is no cumulative voting in the
                election of trustees.

                On any matter submitted to a vote of
                shareholders of the trust, all shares
                entitled to vote will be voted by
                individual shares, except that (1) when
                required by the 1940 Act, shares will
                be voted in the aggregate and not by
                individual series, and (2) when the
                trustees have determined that the
                matter affects only the interests of
                shareholders of a limited number of
                series, then only the shareholders of
                such series will be entitled to vote on
                the matter. Classes within a series
                shall vote with all other shares of the
                series except that the trustees may
                provide that any class shall vote
                separately as a class as to any matter
                when (i) required by law, rule or
                exemptive order, (ii) they determine
                that such matter affects only the
                interests of shares of such class or
                affects the interests of shares of such
                class in a manner different from that
                of the other classes or (iii) they
                otherwise determine that to do so is
                desirable and in the best interests of
                the shareholders of such class under
                the circumstances.


-------------------------------------------------------


                                       E.1



-------------------------------------------------------
SELIGMAN        On each matter submitted to vote of the
MARYLAND        stockholders, each holder of a share of
CORPORATIONS    any series or class issued by the
                corporation ("Common Stock") is
                entitled to one vote for each share
                standing held irrespective of the
                series of Common Stock ("Series") and
                all shares of all Series will vote as a
                single class ("Single Class Voting");
                except, that (a) as to any matter
                requiring a separate vote of any Series
                by the 1940 Act or would be required
                under the MGCL, the requirements as to
                a separate vote by that Series apply in
                lieu of Single Class Voting as
                described above; (b) in the event that
                the separate vote requirements referred
                to in (a) above apply with respect to
                one or more Series, then, subject to
                (c) below, the shares of all other
                Series will vote as a single class; and
                (c) as to any matter which does not
                affect the interest of a particular
                Series, only the holders of shares of
                the one or more affected Series will be
                entitled to vote.

                Holders of shares of Common Stock of
                the corporation are not be entitled to
                cumulative voting in the election of
                directors or on any other matter.

                As to any matter with respect to which
                a separate vote of any class is
                required by the 1940 Act or by MGCL
                (including, without limitation,
                approval of any plan, agreement or
                other arrangement relating to
                expenses), such requirement as to a
                separate vote by the class applies in
                lieu of single class voting, and, if
                permitted by the 1940 Act or any rules,
                regulations or orders thereunder and
                MGCL, all classes of a particular
                Series vote together as a single class
                on any matter that has the same effect
                on each class of that Series. As to any
                matter that does not affect the
                interest of a particular class, only
                the holders of shares of the affected
                class are entitled to vote.
-------------------------------------------------------
RIVERSOURCE     At all meetings of the shareholders,
MINNESOTA       each shareholder of record entitled to
CORPORATIONS    vote is entitled to one vote for each
                dollar of net asset value (number of
                shares owned times net asset value per
                share) and each fractional dollar
                amount is entitled to a proportionate
                fractional vote.

                Shareholders have the power to vote (i)
                for the election of directors; (ii) on
                most amendments to the corporation's
                Articles of Incorporation and on
                certain amendments to the corporation's
                By-Laws; (iii) on certain proposed
                mergers and exchanges to which the
                corporation is a party; (iv) on the
                proposed sale of all or substantially
                all of the corporation's property and
                assets not in the usual and regular
                course of its business; and (v) on the
                proposed dissolution of the
                corporation.

                At all elections of directors, each
                shareholder is entitled to as many
                votes equal to the number of dollars of
                net asset value of shares owned
                multiplied by the number of directors
                to be elected and may cast all of such
                votes for a single director or may
                distribute them among the number to be
                voted for, or any two or more of them.

                The standard form of certifying
                resolution creating rights and
                preferences for series of capital stock
                provides that each share may be voted
                by series (i) as required by the
                provisions of the 1940 Act and all
                rules and regulations promulgated
                thereunder; (ii) when the Board of
                Directors ("board of directors")
                determines that a matter affects series
                in a materially different way; or (iii)
                when the board of directors determines
                a matter affects only one or some of
                the series. In addition, under
                Minnesota law, shareholders are
                entitled to vote as separate series or
                classes with respect to certain
                amendments to the corporation's
                Articles of Incorporation and on
                certain mergers and exchanges to which
                the corporation is a party.
-------------------------------------------------------
SHAREHOLDER MEETINGS
-------------------------------------------------------
SELIGMAN        The declaration of trust and bylaws do
MASSACHUSET-    not address annual shareholder
TS BUSINESS     meetings. Regular shareholder meetings
TRUSTS          are not required for business trusts
                under the General Laws of
                Massachusetts.

                Special or extraordinary meetings of
                the shareholders may be called by the
                chairman or a majority of the trustees,
                and will be called by the secretary
                upon receipt of the request signed by
                shareholders holding not less than 25%
                of the shares issued and outstanding
                and entitled to vote. The shareholders
                must send written notice to the
                secretary and other procedural
                requirements must be met. The secretary
                shall inform such shareholders of the
                reasonably estimated costs of preparing
                and mailing such notice of meeting and
                upon payment to the trust of such
                costs, the secretary shall give notice
                stating the purpose or purposes of the
                meeting as required in the declaration
                of trust and bylaws to all shareholders
                entitled to notice of such meeting. A
                special meeting may not be called by
                the request of the holders of shares
                entitled to cast less than a majority
                of all votes entitled to be cast at
                such meeting to consider any matter
                which is substantially the same as a
                matter voted upon at any special
                meeting of shareholders held during the
                preceding twelve months.


-------------------------------------------------------


                                       E.2



-------------------------------------------------------
SELIGMAN        Regular stockholder meetings are not
MARYLAND        required, unless stockholders are
CORPORATIONS    required to meet for the purposes of
                electing directors pursuant to the 1940
                Act.

                The chairman of the board, president,
                chief executive officer or Board of
                Directors may call a special meeting of
                the stockholders.

                In addition, a special meeting of
                stockholders shall be called by the
                secretary of the corporation on the
                written request of stockholders holding
                at least a majority of the voting power
                of all shares entitled to vote. The
                stockholders must send written notice
                to the secretary and other procedural
                requirements must be met.

                The secretary of the Corporation will
                also call a special meeting of the
                stockholders on the written request of
                stockholders entitled to cast not less
                than a majority of all the votes
                entitled to be cast at such meeting.
                Any stockholder of record seeking to
                have stockholders request a special
                meeting must send written notice to the
                secretary (the "Record Date Request
                Notice") requesting the Board of
                Directors to fix a record date to
                determine the stockholders entitled to
                request a special meeting (the "Request
                Record Date"). The Record Date Request
                Notice must state the purpose of the
                meeting and the matters proposed to be
                acted on it, signed by one or more
                stockholders of record as of the date
                of signature, bear the date of
                signature of each such stockholder (or
                their agent) and state all information
                that must be disclosed in solicitations
                of proxies for election of directors in
                an election contest (even if an
                election contest is not involved), or
                is otherwise required, pursuant to
                Regulation 14A (or any successor
                provision) under the Securities
                Exchange Act of 1934, as amended (the
                "Exchange Act"). Upon receiving the
                Record Date Request Notice, the Board
                of Directors may fix a Request Record
                Date that may not precede and also not
                be more than ten days after the close
                of business on the date on which the
                resolution fixing the Request Record
                Date is adopted by the Board of
                Directors. If the Board of Directors,
                within ten days after the date on which
                a valid Record Date Request Notice is
                received, fails to adopt a resolution
                fixing the Request Record Date, the
                Request Record Date shall be the close
                of business on the tenth day after the
                first date on which the Record Date
                Request Notice is received by the
                secretary.

                In order for any stockholder to request
                a special meeting, one or more written
                requests for a special meeting signed
                by stockholders of record (or their
                agents) as of the Request Record Date
                entitled to cast not less than a
                majority (the "Special Meeting
                Percentage") of all of the votes
                entitled to be cast at such meeting
                (the "Special Meeting Request") must be
                delivered to the secretary.
                Additionally, the Special Meeting
                Request (a) shall set forth the purpose
                of the meeting and the matters proposed
                to be acted on at it (which is limited
                to the lawful matters set forth in the
                Record Date Request Notice received by
                the secretary), (b) shall bear the date
                of signature of each such stockholder
                (or such agent) signing the Special
                Meeting Request, (c) shall set forth
                the name and address, as they appear in
                the Corporation's books, of each
                stockholder signing such request (or on
                whose behalf the Special Meeting
                Request is signed) and the class,
                series and number of all shares of
                stock of the Corporation which are
                owned by each such stockholder, and the
                nominee holder for, and number of,
                shares owned by such stockholder
                beneficially but not of record, (d)
                shall be sent to the secretary by
                registered mail, return receipt
                requested, and (e) shall be received by
                the secretary within 60 days after the
                Request Record Date. Any stockholder
                requesting a special stock holder
                meeting may revoke his, her or its
                request for a special meeting at any
                time by written revocation delivered to
                the secretary.

                The secretary will inform the
                requesting stockholders of the
                reasonably estimated cost of preparing
                and mailing the notice of meeting
                (including the corporation's proxy
                materials). The secretary shall not be
                required to call a special meeting upon
                stockholder request and such meeting
                shall not be held unless, in addition
                to the aforementioned documents, the
                secretary receives payment of such
                reasonably estimated cost prior to the
                mailing of any notice of the meeting.

                Any special meeting to be held pursuant
                to stockholders' request may not be
                held more than 90 days after the record
                date for the meeting.
                .
-------------------------------------------------------
RIVERSOURCE     Regular shareholder meetings are not
MINNESOTA       required; however, a majority of
CORPORATIONS    directors present at a duly held
                meeting may call a regular meeting of
                shareholders by fixing the date, time
                and place for a meeting.

                If a regular meeting of shareholders
                has not been held during the
                immediately preceding 15 months, a
                shareholder or shareholders holding
                three percent or more of the voting
                power of all shares entitled to vote
                may demand a regular meeting of
                shareholders by written notice of
                demand given to the chief executive
                officer or chief financial officer.
                Within 30 days after receipt of the
                demand by one of those officers, the
                board of directors must cause a regular
                meeting of shareholders to be called
                and held on notice no later than 90
                days after receipt of the demand, all
                at the expense of the Fund.

                Special meetings of the shareholders
                may be called at any time as provided
                for by the laws of the State of
                Minnesota.

                In addition, a special meeting of
                shareholders may be called at any time
                by a shareholder or shareholders
                holding 10% or more of the voting power
                of all shares entitled to vote, except
                that a special meeting for the purpose
                of considering any action to directly
                or indirectly facilitate or effect a
                business combination must be called by
                25% or more of the voting power of all
                shares entitled to vote.


-------------------------------------------------------


                                       E.3



-------------------------------------------------------
SHAREHOLDER QUORUM
-------------------------------------------------------
SELIGMAN        The presence in person or by proxy of
MASSACHUSET-    the holders of record of a majority of
TS BUSINESS     the shares of the trust issued and
TRUSTS          outstanding and entitled to vote
                constitutes a quorum at all meetings of
                the shareholders.
-------------------------------------------------------
SELIGMAN        The presence in person or by proxy of
MARYLAND        the holders of record of one-third of
CORPORATIONS    the shares of all Series and classes
                issued and outstanding and entitled to
                vote at a meeting constitute a quorum
                except as otherwise provided by law or
                the articles of incorporation. Where
                the holders of shares of any Series or
                class are entitled to vote separately
                as a class, the presence in person or
                by proxy of the holders of one-third of
                the shares of that separate class
                issued and outstanding and entitled to
                vote at the meeting constitutes a
                quorum for that vote.

                If a quorum is not present or
                represented at the meeting, the holders
                of a majority of the shares present in
                person or by proxy and entitled to vote
                have the power to adjourn the meeting
                without notice other than announcement
                at the meeting, until a quorum is
                present. If, however, such quorum shall
                not be present at any meeting of the
                stockholders, the stockholders or the
                chairman of the meeting shall have the
                power to adjourn the meeting from time
                to time to a date not more than 120
                days after the original record date
                without notice other than announcement
                at the meeting. At any adjourned
                meeting at which a quorum may be
                present, any business may be transacted
                which might have been transacted at the
                meeting as originally called.

                The absence from any meeting of
                stockholders of the number of shares in
                excess of one-third of the shares of
                all Series and classes, or of the
                affected Series, class or classes, as
                the case may be, which may be required
                by the laws of the State of Maryland,
                the 1940 Act or any other applicable
                law or the Articles of Incorporation,
                for action upon any given matter will
                not prevent action of such meeting upon
                any other matter or matters which may
                properly come before the meeting, if
                there shall be present thereat, in
                person or by proxy, holders of the
                number of shares required for action in
                respect of such other matter or
                matters. Notwithstanding any provision
                of law requiring any action to be taken
                or authorized by the holders of a
                greater proportion than a majority of
                the shares of all Series and classes or
                of the shares of a particular Series,
                class or classes, as the case may be,
                entitled to vote thereon, such action
                will be valid and effective if taken or
                authorized by the affirmative vote of
                the holders of a majority of the shares
                of all Series and classes or of such
                particular Series, Class or classes, as
                the case may be, outstanding and
                entitled to vote thereon.

                The stockholders present either in
                person or by proxy, at a meeting which
                has been duly called and convened, may
                continue to transact business until
                adjournment, notwithstanding the
                withdrawal of enough stockholders to
                leave less than a quorum.
-------------------------------------------------------
RIVERSOURCE     The holders of at least 10% of the
MINNESOTA       shares outstanding and entitled to
CORPORATIONS    vote, present in person or by proxy,
                constitute a quorum, but the holders of
                a smaller amount may adjourn without
                further notice, other than by notice at
                the time, until a quorum is secured at
                any such adjourned meeting. In case a
                quorum is not present, the meeting may
                be adjourned without notice other than
                by notice at the meeting. At any
                adjourned meeting at which a quorum may
                be present, any business may be
                transacted which might have been
                transacted at the meeting as originally
                called.
-------------------------------------------------------
SHAREHOLDER CONSENT
-------------------------------------------------------
SELIGMAN        Except as otherwise provided by law,
MASSACHUSET-    the declaration of trust and the
TS BUSINESS     bylaws, any action required or
TRUSTS          permitted to be taken at any meeting of
                shareholders may be taken without a
                meeting if a majority of the
                shareholders entitled to vote consent
                to the action in writing and the
                consents are filed with the records of
                the trust. The consent will be treated
                for all purposes as a vote taken at a
                meeting of shareholders.
-------------------------------------------------------
SELIGMAN        Under the MGCL, if authorized by the
MARYLAND        charter of the corporation, the holders
CORPORATIONS    of common stock entitled to vote
                generally in the election of directors
                may take action or consent to any
                action by delivering a consent in
                writing or by electronic transmission
                of the stockholders entitled to cast
                not less than the minimum number of
                votes that would be necessary to
                authorize or take the action at a
                stockholders meeting. The corporation's
                charter does not authorize such action;
                therefore, any action required or
                permitted of stockholders must be taken
                at a meeting.

-------------------------------------------------------

RIVERSOURCE     An action required or permitted to be
MINNESOTA       taken at a shareholder meeting may be
CORPORATIONS    taken by written action signed, or
                consented to by authorized electronic
                communication, by all of the
                shareholders entitled to vote on that
                action. Such a written action is not
                effective if it is signed or consented
                to by fewer than all the shareholders
                entitled to vote on the action.
-------------------------------------------------------
NOTICE TO SHAREHOLDERS OF RECORD DATE
-------------------------------------------------------
SELIGMAN        In general, stockholders entitled to
MASSACHUSET-    vote at or notice of a stockholder
TS BUSINESS     meeting must be given written notice of
TRUSTS          at least 10 days and not more than 90
                days before the meeting.

                The trustees may set a record date for
                the purpose of determining the
                shareholders entitled to notice of or
                to vote at a stockholder meeting. The
                record date cannot be more than 90 days
                or less than 10 days before the date of
                the meeting.

-------------------------------------------------------


                                       E.4



-------------------------------------------------------
SELIGMAN        In general, stockholders entitled to
MARYLAND        vote at or notice of a stockholder
CORPORATIONS    meeting must be given written notice of
                at least 10 days and not more than 90
                days before the meeting. Unless
                otherwise required by statute, any
                business may be conducted at the annual
                meeting without being designated in the
                notice. No business may be transacted
                at a special meeting of stockholders
                except as specifically designated in
                the notice.

                The directors may set a record date for
                the purpose of determining the
                stockholders entitled to notice of or
                to vote at a stockholder meeting. The
                record date cannot be more than 90 days
                or less than 10 days before the date of
                the meeting. Instead of fixing a record
                date, the Board of Directors may close
                the stock transfer books for not more
                than 20 days. If the stock transfer
                books are closed for this purpose, they
                must be closed for at least 10 days
                before the date of the meeting.
-------------------------------------------------------
RIVERSOURCE     In general, shareholders who are
MINNESOTA       entitled to vote at a shareholder
CORPORATIONS    meeting must be given notice of the
                meeting at least ten and not more than
                60 days before the meeting. In certain
                cases, the notice of meeting must
                include specified information required
                by Minnesota law.

                The board of directors can establish a
                record date for determining the
                shareholders who are entitled to vote
                at a shareholder meeting. The record
                date cannot be more than 60 days before
                the date of the meeting.
-------------------------------------------------------
SHAREHOLDER PROXIES
-------------------------------------------------------
SELIGMAN        Shareholders may vote in person or by
MASSACHUSET-    proxy.
TS BUSINESS
TRUSTS          No proxy is valid eleven months after
                its date. Pursuant to a resolution of a
                majority of the trustees, proxies may
                be solicited in the name of one or more
                trustees or officers of the trust.
-------------------------------------------------------
SELIGMAN        A stockholder may cast the votes by the
MARYLAND        stockholder in person or by proxy
CORPORATIONS    executed by the stockholder or by the
                stockholder's duly authorized agent in
                any manner permitted or not prohibited
                by law. The proxy or evidence of
                authorization of the proxy must be
                filed with the secretary of the
                corporation before or at the meeting.
                No proxy is valid more than eleven
                months after its date unless otherwise
                provided in the proxy.
-------------------------------------------------------
RIVERSOURCE     At each shareholder meeting, the polls
MINNESOTA       may be opened and closed, the proxies
CORPORATIONS    and ballots may be received and taken
                in charge, and all questions touching
                the qualification of voters, the
                validity of proxies, and acceptances or
                rejections of votes may be decided by
                two (2) inspectors of election.

                Minnesota law provides that
                shareholders can submit proxies in
                writing or by telephonic transmission
                or authenticated electronic
                communication. It also provides that
                the board of directors can establish
                procedures whereby a record holder can
                certify in writing that another person
                is the beneficial owner of shares, and
                the beneficial owner then can vote the
                shares or appoint a proxy.
-------------------------------------------------------
DIRECTORS' POWER TO AMEND ARTICLES OF INCORPORATION /
TRUSTEES' POWER TO AMEND DECLARATION OF TRUST
-------------------------------------------------------
SELIGMAN        The trustees may amend the declaration
MASSACHUSET-    of trust without the vote or consent of
TS BUSINESS     shareholders to change the name of the
TRUSTS          trust, to supply any omission, to cure,
                correct or supplement any ambiguous,
                defective or inconsistent provision of
                the declaration of trust, to conform
                the declaration of trust to the
                requirements of, or to reduce or
                eliminate the payment of taxes by the
                trust or any series thereof under,
                applicable federal or state laws or
                regulations or the requirements of the
                regulated investment company provisions
                of the Internal Revenue Code of 1986,
                as amended, but the trustees will not
                be liable for failing to do so.
-------------------------------------------------------
SELIGMAN        The corporation may amend the articles
MARYLAND        of incorporation if a majority of all
CORPORATIONS    the shares at the time issued and
                outstanding entitled to vote, vote in
                favor of the amendment, or consent in
                writing to such amendment.

-------------------------------------------------------

RIVERSOURCE     The Articles of Incorporation, or any
MINNESOTA       provision hereof, may be amended,
CORPORATIONS    altered, changed or repealed in a
                manner prescribed by the laws of the
                State of Minnesota.

                With respect to RiverSource Global
                Series, Inc., the directors, acting
                without shareholder approval, can amend
                the corporation's Articles of
                Incorporation to (i) change the name of
                the corporation; (ii) increase or
                decrease, but not below the number of
                then-outstanding shares, the aggregate
                number of shares the corporation has
                authority to issue, including shares of
                any class or series; and (iii) amend or
                cancel a certificate fixing the rights
                and preferences of a class or series of
                shares, but only when no shares of that
                class or series are outstanding.

                In all other cases, the corporation's
                Articles of Incorporation only can be
                amended with the approval of the
                requisite shareholders.
-------------------------------------------------------
TERMINATION OF CORPORATION / TRUST
-------------------------------------------------------
SELIGMAN        The trust may be terminated: (i) by the
MASSACHUSET-    affirmative vote of the holders of at
TS BUSINESS     least two-thirds of the shares
TRUSTS          outstanding and entitled to vote at any
                shareholder meeting, or (ii) by a
                written instrument, without a meeting,
                signed by a majority of the trustees
                and consented to by at least two-thirds
                of the shares outstanding and entitled
                to vote, or by another vote established
                by the trustees with respect to any
                class or series of shares, or (iii) by
                the trustees by notice to the
                shareholders of the trust.

-------------------------------------------------------


                                       E.5



-------------------------------------------------------
SELIGMAN        Under the MGCL, a majority of the
MARYLAND        entire board of directors of the
CORPORATIONS    corporation proposing to dissolve the
                corporation shall (1) adopt a
                resolution which declares that
                dissolution of the corporation is
                advisable; and (2) direct that the
                proposed dissolution be submitted for
                consideration at either an annual or a
                special meeting of the stockholders.
                Under the MGCL, unless the
                corporation's charter provides a lesser
                proportion of votes, but in no case
                less than a majority of all votes
                entitled to be cast on the proposal,
                the proposed dissolution shall be
                approved by the stockholders of the
                corporation by the affirmative vote of
                two-thirds of all the votes entitled to
                be cast on the matter. Each Seligman
                Fund's charter provides that
                notwithstanding any provision of law
                requiring any action to be taken or
                authorized by the holders of a greater
                proportion than a majority of the
                shares of all series and classes or of
                the shares of a particular series,
                class or classes, as the case may be,
                entitled to vote thereon, such action
                shall be valid and effective if taken
                or authorized by the affirmative vote
                of the holders of a majority of the
                shares of all series and classes or of
                such particular series, class or
                classes, as the case may be,
                outstanding and entitled to vote
                thereon.
-------------------------------------------------------
RIVERSOURCE     In order to dissolve a Minnesota
MINNESOTA       corporation, the affirmative vote of a
CORPORATIONS    majority of the voting power of all
                shares entitled to vote is required. In
                order to discontinue an individual
                class or series of shares without
                dissolving the corporation, an
                amendment to the corporation's Articles
                of Incorporation is required. In order
                to adopt such an amendment,
                shareholders must approve the amendment
                by the affirmative vote of the greater
                of (i) a majority of the voting power
                of the shares of that class or series
                present and entitled to vote or (ii) a
                majority of the voting power of the
                minimum number of shares of such class
                or series entitled to vote that would
                constitute a quorum for the transaction
                of business at the meeting (a
                "Minnesota Statutory Vote").

                The board of directors, acting without
                a shareholder vote, does not have the
                power to dissolve the corporation or to
                discontinue an individual class or
                series of shares.
-------------------------------------------------------
MERGER OR CONSOLIDATION OF TRUST / CORPORATION
-------------------------------------------------------
SELIGMAN        Any merger, consolidation or sale or
MASSACHUSET-    exchange of assets of the trust
TS BUSINESS     requires the affirmative vote of at
TRUSTS          least two-thirds of shares outstanding
                and entitled to vote, or by an
                instrument(s) in writing without a
                meeting, consented to by the holders of
                not less than two-thirds of shares
                outstanding and entitled to vote, or by
                such other vote as may be established
                by the trustees with respect to any
                series or class of shares; provided,
                however, that, if such merger or
                consolidation is recommended by the
                trustees, then a majority shareholder
                vote shall be sufficient authorization.

                With respect to any merger or
                consolidation, all shareholders are
                entitled to the same appraisal rights
                as a stockholder of a Massachusetts
                business corporation. In the event of a
                merger, consolidation, sale or exchange
                of assets, appraisal rights will be the
                exclusive remedy for any dissenting
                shareholder.
-------------------------------------------------------
SELIGMAN        Under the MGCL, unless the
MARYLAND        corporation's charter provides a lesser
CORPORATIONS    proportion of votes, but in no case
                less than a majority of all votes
                entitled to be cast on the proposal,
                any consolidation, merger, share
                exchange, or transfer requires the
                affirmative vote of two-thirds of all
                the votes entitled to be cast on the
                matter. Each Seligman Fund's charter
                provides that notwithstanding any
                provision of law requiring any action
                to be taken or authorized by the
                holders of a greater proportion than a
                majority of the shares of all series
                and classes or of the shares of a
                particular series, class or classes, as
                the case may be, entitled to vote
                thereon, such action shall be valid and
                effective if taken or authorized by the
                affirmative vote of the holders of a
                majority of the shares of all series
                and classes or of such particular
                series, class or classes, as the case
                may be, outstanding and entitled to
                vote thereon. A stockholder who has not
                received payment for his stock in
                connection with a merger,
                consolidation, share exchange or
                transfer may petition a court of equity
                in the county where the principal
                office of the corporation is located or
                where the resident agent of the
                successor is located, for an appraisal
                to determine the fair value of the
                stock.
-------------------------------------------------------
RIVERSOURCE     In most cases, any merger or exchange
MINNESOTA       in which a Minnesota corporation is not
CORPORATIONS    the continuing entity, and any sale of
                all or substantially all of the
                corporation's property and assets not
                in the usual and regular course of its
                business, requires the affirmative vote
                of a majority of the voting power of
                all shares entitled to vote.

                Any sale of the assets belonging to an
                individual series of shares of a
                Minnesota corporation in exchange for
                shares of another corporation or trust
                or shares of another series of the
                corporation, while leaving other series
                of the corporation outstanding, would
                require an amendment to the
                corporation's Articles of
                Incorporation. In order to adopt such
                an amendment, shareholders of that
                series would have to approve the
                amendment by a Minnesota Statutory
                Vote.
-------------------------------------------------------
REMOVAL OF DIRECTORS / TRUSTEES
-------------------------------------------------------
SELIGMAN        Any of the trustees may be removed
MASSACHUSET-    (provided the aggregate number of
TS BUSINESS     trustees after removal is not less than
TRUSTS          two) with cause, by the consent of two-
                thirds of the remaining trustees.

                Upon the incapacity or death of any
                trustee, his legal representative must
                execute and deliver on his behalf all
                documents demanded by the remaining
                trustees.
-------------------------------------------------------
SELIGMAN        Under the MGCL, stockholders of the
MARYLAND        corporation may remove any director,
CORPORATIONS    with or without cause, by the
                affirmative vote of a majority of all
                the votes entitled to be cast generally
                for the election of directors.


-------------------------------------------------------


                                       E.6



-------------------------------------------------------
RIVERSOURCE     Under Minnesota law, the board of
MINNESOTA       directors can remove a director by a
CORPORATIONS    majority vote of the remaining
                directors, but only if the director was
                appointed by the board of directors to
                fill a vacancy and has not subsequently
                been elected by shareholders.

                In all other cases, a director can only
                be removed by shareholder vote. In
                general, such removal requires the
                affirmative vote of the holders of a
                majority of the voting power of all
                shares entitled to vote at an election
                of directors. However, where a
                corporation has cumulative voting (as
                do the Funds), unless the entire board
                of directors is removed simultaneously,
                a director is not removed from the
                board of directors if there are cast
                against removal of the director the
                votes of a proportion of the voting
                power sufficient to elect the director
                at an election of the entire board of
                directors under cumulative voting.
-------------------------------------------------------
DIRECTOR / TRUSTEE COMMITTEES
-------------------------------------------------------
SELIGMAN        The trustees, by the majority vote of
MASSACHUSET-    all the trustees, may appoint from the
TS BUSINESS     trustees committees which must consist
TRUSTS          of at least two trustees and will have
                and may exercise powers as the trustees
                may determine in the resolution
                appointing them.

                A majority of all the members of any
                committee may determine its action and
                fix the time and place of its meetings,
                unless the trustees otherwise provide.
                The trustees have power at any time to
                change the members and powers of any
                such committee, to fill vacancies and
                to discharge any such committee.
-------------------------------------------------------
SELIGMAN        The Board of Directors may appoint from
MARYLAND        among its members an Executive
CORPORATIONS    Committee, an Audit Committee, a Board
                Operations Committee, a Nominating
                Committee and other committees,
                composed of one or more directors, to
                serve at the pleasure of the Board of
                Directors. Any director may give notice
                to the Board of Directors at any time
                of his or her resignation from any
                committee on which he or she serves.

                The Board of Directors may delegate to
                committees appointed pursuant to the
                articles of incorporation any of the
                powers of the Board of Directors,
                except as prohibited by law.

                Any action required or permitted to be
                taken at any meeting of a committee of
                the Board of Directors may be taken
                without a meeting, if a consent to such
                action in writing or by electronic
                transmission is given by each member of
                the committee and filed with the
                minutes of proceedings of such
                committee.

                Subject to the previous sections, the
                Board of Directors has the power at any
                time to change the membership of any
                committee, to fill all vacancies, to
                designate alternate members to replace
                any absent or disqualified member or to
                dissolve any such committee. Subject to
                the power of the Board of Directors,
                the members of a committee have the
                power to fill any vacancies on such
                committee.
-------------------------------------------------------
RIVERSOURCE     From time to time the board of
MINNESOTA       directors may, by resolution passed by
CORPORATIONS    a majority of the whole board of
                directors, appoint any other committee
                or committees for any purpose or
                purposes, which committee or committees
                will have such powers as specified in
                the resolution of appointment.

                The corporation's By-Laws provide that
                the board of directors may, by
                resolution passed by a majority of the
                whole board of directors, designate an
                Executive Committee of two or more
                directors, which may meet at stated
                times or on notice to all by any of
                their number during intervals between
                meetings of the board of directors. The
                Executive Committee will advise with
                and aid the officers of the Fund in all
                matters concerning its interests and
                the management of its business, and
                generally perform such duties and
                exercise such powers as may be
                delegated to it from time to time by
                the board of directors.

                The board of directors also may, by
                resolution passed by a majority of the
                whole board of directors, appoint any
                other committee or committees for any
                purpose or purposes, which committee or
                committees will have such powers as
                specified in the resolution of
                appointment. The quorum for such
                committee established by the board of
                directors is two members regardless of
                the number of members serving on the
                committee. Under Minnesota law, the
                members of such other committees do not
                need to be directors.
-------------------------------------------------------
DIRECTOR / TRUSTEE LIABILITY
-------------------------------------------------------
SELIGMAN        No trustee will be subject to any
MASSACHUSET-    personal liability, other than to the
TS BUSINESS     trust or its shareholders in connection
TRUSTS          with the trust property or the affairs
                of the trust, except for conduct
                involving bad faith, wilful
                misfeasance, gross negligence or
                reckless disregard for his duties.
                Additionally, no trustee will be liable
                for any action or failure to act,
                including the failure to compel a
                present or former trustee to redress
                any breach of trust. All persons must
                look solely to the trust property for
                satisfaction of claims of any nature
                arising in connection with the affairs
                of the trust.


-------------------------------------------------------


                                       E.7



-------------------------------------------------------
SELIGMAN        The Fund's Articles of Incorporation
MARYLAND        provide that a director or officer of
CORPORATIONS    the corporation will not be liable to
                the corporation or its stockholders for
                monetary damages for breach of
                fiduciary duty as a director or
                officer, except to the extent such
                exemption from liability or limitation
                thereof is not permitted by law
                (including the 1940 Act).

                Under the MGCL, the foregoing provision
                is not effective to eliminate a
                director's personal liability to the
                Funds or its shareholders for, among
                other things, any act or omission of
                the director that was material to the
                matter giving rise to a threatened,
                pending or completed action, suit or
                proceeding, whether civil, criminal,
                administrative, or investigative
                ("Proceeding"), and (1) was committed
                in bad faith; or (2) was the result of
                active and deliberate dishonesty; or
                (ii) the director actually received an
                improper personal benefit in money,
                property, or services; or (iii) in the
                case of any criminal proceeding, the
                director had reasonable cause to
                believe that the act or omission was
                unlawful.

                Under the MGCL, the charter of a
                Maryland corporation may include any
                provision expanding or limiting the
                liability of its directors to the
                corporation or its stockholders for
                money damages, but may not include any
                provision that restricts or limits the
                liability of its directors to the
                corporation or its stockholders: (A) to
                the extent that it is proved that the
                person actually received an improper
                benefit or profit in money, property,
                or services for the amount of the
                benefit or profit in money, property,
                or services actually received; or (B)
                to the extent that a judgment or other
                final adjudication adverse to the
                person is entered in a proceeding based
                on a finding in the proceeding that the
                person's action, or failure to act, was
                the result of active and deliberate
                dishonesty and was material to the
                cause of action adjudicated in the
                proceeding.
-------------------------------------------------------
RIVERSOURCE     To the full extent permitted by the
MINNESOTA       laws of the State of Minnesota, no
CORPORATIONS    director of the Fund will be liable to
                the Fund or to its shareholders for
                monetary damages for breach of
                fiduciary duty as a director but such
                limit on liability will be permitted
                only to the extent allowable under the
                provisions of the 1940 Act.

                Under Minnesota law, the foregoing
                provision is not effective to eliminate
                a director's personal liability to the
                Funds or its shareholders for, among
                other things, (i) any breach of the
                director's duty of loyalty to the
                corporation or its shareholders; (ii)
                acts or omissions not in good faith or
                that involve intentional misconduct or
                knowing violation of law; or (iii) any
                transaction from which the director
                derived an improper personal benefit.


-------------------------------------------------------


                                       E.8



-------------------------------------------------------
DIRECTOR / TRUSTEE INDEMNIFICATION
-------------------------------------------------------
SELIGMAN        A representative of the trust will be
MASSACHUSET-    indemnified by the trust with respect
TS BUSINESS     to each proceeding against him or her,
TRUSTS          except for a proceeding brought by or
                on behalf of the trust, against
                expenses (including attorneys' fees),
                judgments, fines and amounts paid in
                settlement actually and reasonably
                incurred by the representative in
                connection with the proceeding,
                provided that the representative acted
                in good faith and in a manner he
                reasonably believed to be in or not
                opposed to the best interests of the
                trust and, with respect to any criminal
                proceeding, had no reasonable cause to
                believe his conduct was unlawful. The
                termination of any proceeding by
                judgment, order, settlement, conviction
                or upon a plea of nolo contendere or
                its equivalent, does not, of itself,
                create a presumption that the person
                did not act in good faith and in a
                manner in which he reasonably believed
                to be in or not opposed to the best
                interests of the trust and, with
                respect to any criminal proceeding, had
                reasonable cause to believe that his
                conduct was unlawful.

                A representative of the trust will be
                indemnified by the trust, with respect
                to each proceeding brought by or on
                behalf of the trust to obtain a
                judgment or decree in its favor,
                against expenses (including attorneys'
                fees) actually and reasonable incurred
                by him in connection with the defense
                or settlement of such proceeding, if he
                acted in good faith and in a manner he
                reasonably believed to be in or not
                opposed to the best interests of the
                trust; except that no indemnification
                will be made in respect of any claim,
                issue, or matter as to which such
                representative has been adjudged to be
                liable for negligence or misconduct in
                the performance of his duty to the
                trust, unless and only to the extent
                that the court in which the proceeding
                was brought, or a court of equity in
                the county in which the trust has its
                principal office, despite the
                adjudication of liability but in view
                of all circumstances of the case, the
                representative is fairly and reasonably
                entitled to indemnity for the expenses
                which the court considers proper.

                To the extent that the representative
                of the trust has been successful on the
                merits or otherwise in defense of any
                proceeding referred to in the preceding
                two paragraphs, or in defense of any
                claim, issue or matter therein, the
                trust will indemnify him against all
                expenses (including attorneys' fees)
                actually and reasonably incurred by him
                in connection with the proceeding.

                Except as provided above, any
                indemnification under the first two
                provisions of this section (unless
                ordered by a court) will be made by the
                trust only as authorized in the
                specific case upon a determination that
                indemnification of the representative
                of the trust is proper in the
                circumstances because he has met the
                applicable standard of conduct set
                forth in the paragraphs. The
                determination will be made (1) by the
                trustees by a majority vote of a quorum
                consisting of trustees who were not
                parties to the proceeding, or (2) if a
                quorum is not obtainable or if a quorum
                of disinterested trustees so directs,
                by independent legal counsel in a
                written opinion, or (3) by the
                shareholders.

                Expenses (including attorneys' fees)
                incurred in defending a proceeding may
                be paid by the trust in advance of the
                final disposition if (1) authorized by
                the trustees in the specific case, and
                (2) the trust receives and undertaking
                by or on behalf of the representative
                of the trust to repay the advance if it
                is not ultimately determined that he is
                entitled to the indemnified by the
                trust as authorized by the above.

                The indemnification provided above is
                not exclusive of any other rights that
                a representative of the trust or other
                person may be entitled under any
                agreement, vote of shareholders or
                disinterested trustees or otherwise,
                both as to action in his official
                capacity and as to action in another
                capacity while holding the office, and
                will continue as to a person who has
                ceased to be a trustee, officer,
                employee or agent and inure to the
                benefit of his heirs and personal
                representatives.

-------------------------------------------------------


                                       E.9



-------------------------------------------------------
SELIGMAN        The corporation will indemnify to the
MARYLAND        fullest extent permitted by law any
CORPORATIONS    person made or threatened to be made a
                party to any action, suit or
                proceeding, whether criminal, civil,
                administrative or investigative, by
                reason of the fact that such person is
                or was a director, officer or employee
                of the corporation or serves or served
                at the request of the corporation any
                other enterprise as a director, officer
                or employee. To the fullest extent
                permitted by law, expenses incurred by
                any such person in defending any such
                action, suit or proceeding will be paid
                or reimbursed by the corporation
                promptly, provided that such person
                agrees to repay such expenses if it is
                ultimately determined that such person
                is not entitled to be indemnified by
                the corporation. The articles of
                incorporation may not be amended to
                adversely affect this protection. These
                provisions do not waive compliance with
                the Securities Act of 1933 or the 1940
                Act or other valid rule, regulation or
                order of the SEC.

                Under the MGCL, a corporation may
                indemnify a director made a party to
                any Proceeding by reason of service in
                that capacity unless found liable under
                provisions (1) and (2) under "Director/
                Trustee Liability". Indemnification may
                be against judgments, penalties, fines,
                settlements, and reasonable expenses
                actually incurred by the director in
                connection with the proceeding.
                However, if the proceeding was one by
                or in the right of the corporation,
                indemnification may not be made in
                respect of any proceeding in which the
                director shall have been adjudged to be
                liable to the corporation.

                The Corporation's By-Laws provide to
                the maximum extent permitted by
                Maryland law, as in effect from time to
                time, the Corporation shall indemnify
                and, without requiring a preliminary
                determination of the ultimate
                entitlement to indemnification, shall
                pay or reimburse reasonable expenses in
                advance of final disposition of a
                proceeding to (a) any individual who is
                a present or former director or officer
                of the Corporation and who is made, or
                threatened to be made, a party to the
                proceeding by reason of his or her
                service in any such capacity or (b) any
                individual who, while a director or
                officer of the Corporation and at the
                request of the Corporation, serves or
                has served as a director, officer,
                partner or trustee of another
                corporation, or a real estate
                investment trust, partnership, joint
                venture, trust, employee benefit plan
                or other enterprise and who is made, or
                threatened to be made, a party to the
                proceeding by reason of his or her
                service in any such capacity. The
                Corporation may, with the approval of
                its Board of Directors or any duly
                authorized committee thereof, provide
                such indemnification and advance for
                expenses to a person who served a
                predecessor of the Corporation in any
                of the capacities described in (a) or
                (b) above and to any employee or agent
                of the Corporation or a predecessor of
                the Corporation. The termination of any
                claim, action, suit or other proceeding
                involving any person, by judgment,
                settlement (whether with or without
                court approval) or conviction or upon a
                plea of guilty or nolo contendere, or
                its equivalent, shall not create a
                presumption that such person did not
                meet the standards of conduct required
                for indemnification or payment of
                expenses to be required or permitted
                under Maryland law, the By-laws or the
                charter of the Corporation. Any
                indemnification or advance of expenses
                made pursuant to the By-laws shall be
                subject to applicable requirements of
                the 1940 Act. The indemnification and
                payment of expenses provided in the
                Bylaws shall not be deemed exclusive of
                or limit in any way other rights to
                which any person seeking
                indemnification or payment of expenses
                may be or may become entitled under any
                bylaw, regulation, insurance, agreement
                or otherwise.


-------------------------------------------------------


                                      E.10



-------------------------------------------------------
RIVERSOURCE     The Fund will indemnify any person who
MINNESOTA       was or is a party and is threatened to
CORPORATIONS    be made a party, by reason of the fact
                that she or he is or was a director,
                officer, employee or agent of the Fund,
                or is or was serving at the request of
                the Fund as a director, officer,
                employee or agent of another company,
                partnership, joint venture, trust or
                other enterprise, to any threatened,
                pending or completed action, suit or
                proceeding, wherever brought, and the
                Fund may purchase liability insurance
                and advance legal expenses, all to the
                fullest extent permitted by the laws of
                the State of Minnesota. Any
                indemnification hereunder will not be
                exclusive of any other rights of
                indemnification to which the directors,
                officers, employees or agents might
                otherwise be entitled. No
                indemnification will be made in
                violation of the 1940 Act.

                Under Minnesota law, a corporation is
                required to indemnify and advance
                expenses to present and former
                directors against judgments, penalties,
                fines, settlements and reasonable
                expenses, including attorneys' fees and
                disbursements, if they are made parties
                to a legal proceeding by virtue of
                their position as directors. However,
                indemnification and advances are not
                required or permitted if a director
                engaged in specified disabling conduct.

                The corporation's Articles of
                Incorporation and By-Laws provide that
                each person made or threatened to be
                made a party to or who is involved
                (including, without limitation, as a
                witness) in any actual or threatened
                action, suit or proceeding whether
                civil, criminal, administrative,
                arbitration, or investigative,
                including a proceeding by or in the
                right of the Fund by reason of the
                former or present capacity as a
                director or officer of the Fund or who,
                while a director or officer of the
                Fund, is or was serving at the request
                of the Fund or whose duties as a
                director or officer involve or involved
                service as a director, officer,
                partner, trustee or agent of another
                organization or employee benefit plan,
                whether the basis of any proceeding is
                alleged action in an official capacity
                or in any capacity while serving as a
                director, officer, partner, trustee or
                agent, will be indemnified and held
                harmless by the Fund to the full extent
                authorized by laws of the State of
                Minnesota, as the same or may hereafter
                be amended (but, in the case of any
                such amendment, only to the extent that
                such amendment permits the Fund to
                provide broader indemnification rights
                than the law permitted the Fund to
                provide prior to such amendment), or by
                any other applicable law as then in
                effect, against judgments, penalties,
                fines including, without limitation,
                excise taxes assessed against the
                person with respect to an employee
                benefit plan, settlements and
                reasonable expenses, including
                attorneys' fees and disbursements,
                incurred in connection therewith and
                the indemnification will continue as to
                any person who has ceased to be a
                director or officer and will inure to
                the benefit of the person's heirs,
                executors and administrators provided,
                however, in an action brought against
                the Fund to enforce rights to
                indemnification, the director or
                officer will be indemnified only if the
                action was authorized by the board of
                directors of the Fund. The right to
                indemnification conferred by these
                provisions is a contract right and
                includes the right to be paid by the
                Fund in advance of the final
                disposition of a proceeding for
                expenses incurred in connection
                therewith provided, however, such
                payment of expenses will be made only
                upon receipt of a written undertaking
                by the director or officer to repay all
                amounts so paid if it is ultimately
                determined that the director or officer
                is not entitled to indemnification.

                Each person who upon written request to
                the Funds has not received payment
                within thirty days may at any time
                thereafter bring suit against the Funds
                to recover any unpaid amount and, to
                the extent successful, in whole or in
                part, will be entitled to be paid the
                expenses of prosecuting such suit. Each
                person will be presumed to be entitled
                to indemnification upon filing a
                written request for payment and the
                Fund will have the burden of proof to
                overcome the presumption that the
                director or officer is not so entitled.
                Neither the determination by the Fund,
                whether by the board of directors,
                special legal counsel or by
                shareholder, nor the failure of the
                Fund to have made any determination
                will be a defense or create the
                presumption that the director or
                officer is not entitled to
                indemnification.

                The right to indemnification and to the
                payment of expenses prior to any final
                determination will not be exclusive of
                any other right which any person may
                have or hereinafter acquire under any
                statute, provision of the Articles of
                Incorporation, By-Law, agreement, vote
                of shareholders or otherwise and
                notwithstanding any provisions in the
                Funds' By-Laws, the Funds are not
                obligated to make any payment with
                respect to any claim for which payment
                is required to be made to or on behalf
                of the director or officer under any
                insurance policy, except with respect
                to any excess beyond the amount of
                required payment under such insurance
                and no indemnification will be made in
                violation of the provisions of the 1940
                Act.

-------------------------------------------------------
DIVIDENDS
-------------------------------------------------------
SELIGMAN        The trustees, in their discretion, may
MASSACHUSET-    distribute proportionately among the
TS BUSINESS     shareholders any share of the profits,
TRUSTS          surplus (including paid-in surplus)
                capital or assets held by the trustees.
-------------------------------------------------------
SELIGMAN        The Board of Directors may declare and
MARYLAND        pay dividends and distributions from
CORPORATIONS    income and capital gains, accrued or
                unrealized, from the assets belonging
                to a Series, at such times and in such
                manner as they may determine in their
                discretion.

                Dividends and distributions on shares
                of a particular class may be paid to
                the holders of shares of that class at
                such times, in such manner and from
                such of the income and capital gains,
                accrued or realized, from the assets
                belonging to that class, after
                providing for actual and accrued
                liabilities belonging to that class, as
                the Board of Directors may determine.

                Dividends and other distributions upon
                the stock of the corporation may be
                authorized by the Board of Directors,
                subject to the provisions of law and
                the charter of the corporation.
                Dividends and other distributions may
                be paid in cash, property or stock of
                the corporation, subject to the
                provisions of law and the charter.


-------------------------------------------------------


                                      E.11



-------------------------------------------------------
RIVERSOURCE     The corporation's Articles of
MINNESOTA       Incorporation provide that the
CORPORATIONS    directors may declare and pay dividends
                in their discretion at any time and
                from time to time to the extent and
                from such sources as permitted by the
                laws of the State of Minnesota. Under
                Minnesota law, the board of directors
                can authorize a dividend if it
                determines that the corporation will be
                able to pay its debts in the ordinary
                course of business after paying the
                dividend.
-------------------------------------------------------

CAPITALIZATION
-------------------------------------------------------
SELIGMAN        The interest of the beneficiaries will
MASSACHUSET-    be divided into transferrable shares of
TS BUSINESS     beneficial interest of $.001 par value.
TRUSTS          The number of shares of beneficial
                interest authorized is unlimited.
-------------------------------------------------------
SELIGMAN        The Board of Directors has power and
MARYLAND        authority to increase or decrease the
CORPORATIONS    number of shares of stock, series or
                class of stock, that the corporation
                has the authority to issue.

                With respect to Seligman Core Fixed
                Income Fund, Inc., the total number of
                shares of capital stock of all classes
                which the corporation has authority to
                issue is 1,000,000,000 shares of the
                par value of $.001 per share, having an
                aggregate par value of $1,000,000.

                With respect to Seligman Global Fund
                Series, Inc., the total number of
                shares of all classes of stock which
                the Corporation has authority to issue
                is 2,000,000,000 shares of common stock
                of the par value of $.001 each having
                an aggregate par value of
                $2,000,000.00.

                With respect to Seligman Income and
                Growth Fund, Inc., the total number of
                shares of capital stock of all classes
                which the corporation has authority to
                issue is 500,000,000 shares of capital
                stock (par value $1.00 per share),
                amounting to an aggregate par value of
                $500,000,000.
-------------------------------------------------------
RIVERSOURCE     The Corporation's articles of
MINNESOTA       incorporation authorize the issuance of
CORPORATIONS    up to 10,000,000,000 shares of stock
                with a par value of $.01 per share. The
                Board of Directors can authorize the
                issuance of shares in such classes or
                series with such designations,
                preferences and relative,
                participating, optional or other
                special rights, or qualifications,
                limitations or restrictions thereof, as
                are stated in the Board resolution
                establishing the class or series. The
                Board of Directors can, without
                shareholder approval, increase or
                decrease the total number of authorized
                shares, or the authorized shares of a
                class or series, in the manner and to
                the extent set forth under "Directors'
                Power to Amend Articles of
                Incorporation/Trustees' Power to Amend
                Declaration of Trust" above.
-------------------------------------------------------
NUMBER OF DIRECTORS / TRUSTEES AND VACANCIES
-------------------------------------------------------
SELIGMAN        There may be no less than two nor more
MASSACHUSET-    than twenty trustees.
TS BUSINESS
TRUSTS          The term of office of a trustee will
                terminate and a vacancy will occur in
                the event of the death, resignation,
                removal, bankruptcy, adjudicated
                incompetence, or other incapacity to
                perform the duties of the office of a
                trustee.

                In the case of any vacancy of a trustee
                for any reason other than an increase
                in the number of trustees, a majority
                of the remaining trustees, although a
                majority is less than a quorum, by an
                affirmative vote, or the sole remaining
                trustee, may elect a successor to hold
                office.
-------------------------------------------------------
SELIGMAN        The number of directors will never be
MARYLAND        less than the greater of three and the
CORPORATIONS    minimum number required by the MGCL
                (one), nor more than 20, and the tenure
                of a directorship will not be affected
                by any decrease in the number of
                directors.

                Any vacancy occurring in the Board of
                Directors for any cause other than by
                reason of an increase in the number of
                directors may be filled by a majority
                of the remaining members of the Board
                of Directors, even if such majority is
                less than a quorum. Any vacancy
                occurring by reason of an increase in
                the number of directors may be filled
                by a majority of the entire Board of
                Directors then in office. A director
                elected by the Board of Directors to
                fill a vacancy will be elected to hold
                office until the next annual meeting of
                stockholders and until his or her
                successor is elected and qualifies.
-------------------------------------------------------
RIVERSOURCE     There may be no less than two or more
MINNESOTA       than 15 directors. If a vacancy occurs
CORPORATIONS    in the board of directors by reason of
                death, resignation or otherwise, such
                vacancy may be filled for the unexpired
                term by a majority vote of the
                remaining directors, even if the
                remaining number of directors is less
                than a quorum.
-------------------------------------------------------
INDEPENDENT CHAIR OF THE BOARD
-------------------------------------------------------
SELIGMAN        The declaration of trust and bylaws do
MASSACHUSET-    not require an independent chair of the
TS BUSINESS     Board of Trustees.
TRUSTS
-------------------------------------------------------
SELIGMAN        The articles of incorporation and
MARYLAND        bylaws do not require an independent
CORPORATIONS    chair of the Board of Directors.

-------------------------------------------------------
RIVERSOURCE     The corporation's Bylaws require the
MINNESOTA       board of directors to elect one
CORPORATIONS    independent member to serve as Chair of
                the Board of Directors whose duties
                include serving as the lead independent
                director.


-------------------------------------------------------


                                      E.12



-------------------------------------------------------
INSPECTION OF BOOKS AND RECORDS
-------------------------------------------------------
SELIGMAN        The declaration of trust and bylaws do
MASSACHUSET-    not give shareholders any right to
TS BUSINESS     inspect the books and records of the
TRUSTS          trust.
-------------------------------------------------------
SELIGMAN        Under the MGCL, any stockholder or his
MARYLAND        agent may inspect and copy during usual
CORPORATIONS    business hours the corporation's By-
                laws, minutes of the proceedings of the
                stockholders, annual statements of
                affairs, and voting trust agreements on
                file at the corporation's principal
                office.

                In addition, one or more persons who
                together are and for at least six
                months have been stockholders of record
                of at least 5 percent of the
                outstanding stock of any class of the
                corporation may, in person or by agent,
                on written request, inspect and copy
                during usual business hours the
                corporation's books of account and its
                stock ledger, present to any officer or
                resident agent of the corporation a
                written request for a statement of its
                affairs, and in the case of any
                corporation which does not maintain the
                original or a duplicate stock ledger at
                its principal office, present to any
                officer or resident agent of the
                corporation a written request for a
                list of its stockholders.

                A stockholder with the right, under
                applicable law, to inspect the
                corporation's books of account, stock
                ledger, or other specified documents of
                the corporation has no right to make an
                inspection if the Board of Directors
                determines that the stockholder has an
                improper purpose for requesting the
                inspection.
-------------------------------------------------------
RIVERSOURCE     Minnesota law requires the corporation
MINNESOTA       (each Fund) to keep (i) a share
CORPORATIONS    register containing the names and
                addresses of its shareholders and the
                number and classes of shares held by
                each; (ii) records of all proceedings
                of shareholders for the last three
                years; (iii) records of all proceedings
                of the board of directors for the last
                three years; (iv) its Articles of
                Incorporation and Bylaws, as amended;
                (v) certain financial statements which
                Minnesota law requires the corporation
                (each Fund) to prepare; (vi) all
                reports to shareholders generally
                within the last three years; and (vii)
                a statement of the names and usual
                business addresses of its directors and
                principal officers. The Fund's
                shareholders and beneficial owners have
                the right, upon written demand stating
                the purpose, at any reasonable time to
                examine and copy those records which
                are reasonably related to the stated
                purpose, provided that the stated
                purpose is reasonably related to the
                person's interest as a shareholder or
                beneficial owner.
-------------------------------------------------------





                                      E.13





EXHIBIT F

RIVERSOURCE FAMILY OF FUNDS PRIVACY NOTICE

The RiverSource Family of Funds, which includes RiverSource, Seligman, and Threadneedle, branded funds (collectively, the "funds"), are committed to respecting shareholders' rights of privacy and we have adopted the following policy to maintain the confidentiality of the information you share with us:

INFORMATION WE COLLECT

We know that you expect us to conduct and process your business in a manner that is both accurate and efficient. To do so, we may collect information about you such as your name, address, Social Security number and the names of your beneficiaries. This information is collected from applications or other forms that you provide to us or the financial intermediaries that distribute the funds. We also collect information about your transactions in the funds. In addition, we may obtain information about you from third parties in order to service your account. Financial intermediaries which distribute the funds and service your account, whether or not affiliated with us, may have a customer relationship with you and may independently collect information from you. This Privacy Notice does not apply to their independent collection or use of information about you.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except in two circumstances. We disclose information to companies, whether or not affiliated with us, that help us by providing services to you including companies that market funds on our behalf. We also disclose information when we are permitted or required by law to do so, such as when information is provided to the IRS for tax purposes.

SECURITY

We maintain physical, electronic, and procedural safeguards to protect your personal information. In addition, we insist that the distributors and other companies that perform services for us limit access to your personal information to authorized employees and agents, and maintain appropriate physical, electronic and procedural safeguards.

This privacy notice applies to each fund in the RiverSource Family of Funds and to Tri-Continental Corporation. It also applies to RiverSource Investments, LLC, RiverSource Fund Distributors, Inc. and RiverSource Service Corporation with respect to the investment advisory, distribution and shareholder services each may provide to the funds.


                                       F.1



PROXY                            SELIGMAN FUNDS                            PROXY
                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 2, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS/TRUSTEES OF THE SELIGMAN FUND(S) LISTED BELOW.

The undersigned hereby constitutes and appoints Stephen R. Lewis, Jr., Scott R. Plummer and Christopher O. Petersen, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of the Seligman Fund(s) listed below held of record by the undersigned on April 3, 2009 at the Joint Special Meeting of Shareholders to be held on June 2, 2009 (the Meeting), and at any adjournment thereof. The undersigned hereby revokes any previous proxies with respect to such shares of the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER(S), AND, IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, INCLUDING, BUT NOT LIMITED TO, PROPOSING AND/OR VOTING ON ADJOURNMENT OF THE MEETING WITH RESPECT TO THE PROPOSAL(S), INCLUDING, BUT NOT LIMITED TO, IN THE EVENT THAT SUFFICIENT VOTES IN FAVOR OF ANY PROPOSAL ARE NOT RECEIVED. IF THIS PROXY CARD IS SIGNED, DATED AND RETURNED WITH NO VOTING INSTRUCTION INDICATED AS TO THE PROPOSAL(S) ON WHICH SHARES REPRESENTED BY THE UNDERSIGNED ARE ENTITLED TO VOTE, SUCH SHARES SHALL BE VOTED FOR THE PROPOSAL(S).

                                     VOTE VIA TELEPHONE: 1-866-241-6192
                                     VOTE VIA THE INTERNET: WWW.PROXY-DIRECT.COM

                                     -----------------   -----------------------
                                     999 9999 9999 999
                                     -----------------   -----------------------

                                     NOTE: Please sign exactly as your name
                                     appears on this Proxy Card and date it. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                     -------------------------------------------
                                     Signature

                                     -------------------------------------------
                                     Additional Signature (if held jointly)

                                     -------------------------------------------
                                     Date                       RSF_19833_040609

FUND                                       FUND
----                                       ----
Seligman Core Fixed Income Fund, Inc.      Seligman Emerging Markets Fund
Seligman Global Growth Fund                Seligman High-Yield Fund
Seligman Income and Growth Fund, Inc.      Seligman International Growth Fund
Seligman U.S. Government Securities Fund

                                 VOTING OPTIONS
           READ YOUR PROXY STATEMENT AND HAVE IT AT HAND WHEN VOTING.

            (GRAPHIC)                  (GRAPHIC)                 (GRAPHIC)                    (GRAPHIC)
       VOTE ON THE INTERNET          VOTE BY PHONE             VOTE BY MAIL                VOTE IN PERSON
            LOG ON TO:            CALL 1-866-241-6192 VOTE, SIGN AND DATE THIS PROXY ATTEND SHAREHOLDER MEETING
       WWW.PROXY-DIRECT.COM       FOLLOW THE RECORDED     CARD AND RETURN IN THE           MARQUETTE HOTEL
FOLLOW THE ON-SCREEN INSTRUCTIONS     INSTRUCTIONS         POSTAGE-PAID ENVELOPE        710 MARQUETTE AVENUE
        AVAILABLE 24 HOURS         AVAILABLE 24 HOURS                                   MINNEAPOLIS, MN 55402
                                                                                           ON JUNE 2, 2009


# var, , page 1 of 2


PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY CARD CONTAINS PROPOSALS RELATING TO MULTIPLE FUNDS. IF YOU DO NOT OWN SHARES OF A FUND, "NOT APPLICABLE" IS NOTED UNDER THAT PROPOSAL. YOU ARE ONLY PERMITTED TO VOTE ON PROPOSALS OF FUND(S) FOR WHICH YOU OWN SHARES. IF YOU DO NOT INDICATE YOUR VOTING INSTRUCTION FOR THE PROPOSALS THAT YOU ARE ENTITLED TO VOTE, YOUR PROXY WILL BE VOTED FOR EACH SUCH PROPOSAL THAT YOU ARE ENTITLED TO VOTE.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. EXAMPLE: [x]

--------------------------------------------------------------------------------
[ ] Mark this box to vote FOR all proposals of fund(s) for which you own shares. (No other vote is necessary.)
--------------------------------------------------------------------------------

1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN CORE FIXED INCOME FUND, INC. AND RIVERSOURCE DIVERSIFIED BOND FUND.

                                                         FOR   AGAINST   ABSTAIN

     Seligman Core Fixed Income Fund, Inc.               [ ]     [ ]       [ ]

2. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN EMERGING MARKETS FUND AND THREADNEEDLE EMERGING MARKETS FUND.

                                                         FOR   AGAINST   ABSTAIN

     Seligman Emerging Markets Fund                      [ ]     [ ]       [ ]

3. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN GLOBAL GROWTH FUND AND THREADNEEDLE GLOBAL EQUITY FUND.

                                                         FOR   AGAINST   ABSTAIN

     Seligman Global Growth Fund                         [ ]     [ ]       [ ]

4. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN HIGH-YIELD FUND AND RIVERSOURCE HIGH YIELD BOND FUND.

                                                         FOR   AGAINST   ABSTAIN

     Seligman High-Yield Fund                            [ ]     [ ]       [ ]

5. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN INCOME AND GROWTH FUND, INC. AND RIVERSOURCE BALANCED FUND.

                                                         FOR   AGAINST   ABSTAIN

     Seligman Income and Growth Fund, Inc.               [ ]     [ ]       [ ]

6. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN INTERNATIONAL GROWTH FUND AND RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND.

                                                         FOR   AGAINST   ABSTAIN

     Seligman International Growth Fund                  [ ]     [ ]       [ ]

7. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN U.S. GOVERNMENT SECURITIES FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND.

                                                         FOR   AGAINST   ABSTAIN

     Seligman U.S. Government Securities Fund            [ ]     [ ]       [ ]

8. TO APPROVE A POLICY AUTHORIZING RIVERSOURCE INVESTMENTS, LLC, WITH THE APPROVAL OF THE BOARD OF DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND A SUBADVISORY AGREEMENT, WITHOUT OBTAINING SHAREHOLDER APPROVAL.

                                                         FOR   AGAINST   ABSTAIN

     Seligman Emerging Markets Fund                      [ ]     [ ]       [ ]

9. TO APPROVE A POLICY AUTHORIZING RIVERSOURCE INVESTMENTS, LLC, WITH THE APPROVAL OF THE BOARD OF DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND A SUBADVISORY AGREEMENT, WITHOUT OBTAINING SHAREHOLDER APPROVAL.

                                                         FOR   AGAINST   ABSTAIN

     Seligman Global Growth Fund                         [ ]     [ ]       [ ]

10. TO APPROVE A POLICY AUTHORIZING RIVERSOURCE INVESTMENTS, LLC, WITH THE APPROVAL OF THE BOARD OF DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND A SUBADVISORY AGREEMENT, WITHOUT OBTAINING SHAREHOLDER APPROVAL.

                                                         FOR   AGAINST   ABSTAIN

     Seligman International Growth Fund                  [ ]     [ ]       [ ]

     IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE
         SELIGMAN FUNDS SHAREHOLDER MEETING TO BE HELD ON JUNE 2, 2009.
              THE PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT
                      HTTPS://WWW.PROXY-DIRECT.COM/RFS19833

        EVERY VOTE IS IMPORTANT! PLEASE VOTE TODAY USING ONE OF THE FOUR
                               AVAILABLE OPTIONS!
                                RSF_19833_040609





                          SELIGMAN CORE FIXED INCOME FUND, INC.
                          SELIGMAN GLOBAL FUND SERIES, INC.
                              Seligman Emerging Markets Fund
                              Seligman Global Growth Fund
                              Seligman International Growth Fund
                          SELIGMAN INCOME AND GROWTH FUND, INC.
                          SELIGMAN HIGH INCOME FUND SERIES
                              Seligman High-Yield Fund
                              Seligman U.S. Government Securities Fund

                       Combined Proxy Statement/Prospectus
                                                                  April 17, 2009

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED COMBINED PROXY STATEMENT/PROSPECTUS.

Q:   WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to get shareholders' approval for certain kinds of changes, like the proposals in this combined proxy statement/prospectus.

Q:   IS MY VOTE IMPORTANT?

Absolutely! While the Board of Directors/Trustees (the "Board" or the "Board of Directors/Trustees") of each Fund listed above has reviewed these proposals and recommends that you approve them, you have the right to voice your opinion. Until a Fund is sure that a quorum has been reached, it will continue to contact shareholders asking them to vote.

Q:   WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on:

THE REORGANIZATION PROPOSALS:

The reorganization (each a "Reorganization") of each Selling Fund (each a "Selling Fund" and together, the "Selling Funds") into its corresponding Buying Fund (each a "Buying Fund" and together, the "Buying Funds"), as noted in the table below:

SELLING FUND                                    BUYING FUND
Seligman Core Fixed Income Fund, Inc.           RiverSource Diversified Bond Fund
Seligman Emerging Markets Fund                  Threadneedle Emerging Markets Fund
Seligman Global Growth Fund                     Threadneedle Global Equity Fund
Seligman High-Yield Fund                        RiverSource High Yield Bond Fund
Seligman Income and Growth Fund, Inc.           RiverSource Balanced Fund
Seligman International Growth Fund              RiverSource Partners International Select
                                                Growth Fund
Seligman U.S. Government Securities Fund        RiverSource Short Duration U.S. Government
                                                Fund


If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund will, in effect, be converted into shares of the corresponding Buying Fund with the same aggregate net asset value as your Selling Fund shares at the time of the Reorganization. (Selling Funds and Buying Funds may be individually or collectively referred to as a "Fund" or the "Funds.")

THE MANAGER OF MANAGERS PROPOSALS:

Shareholders of each of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund (each a "Seligman Subadvised Fund" and together the "Seligman Subadvised Funds") are being asked to consider a proposal to approve a policy authorizing RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), the Seligman Subadvised Funds' investment adviser, with the approval of the Board, to retain and to replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval (each a "Manager of Managers Proposal" and together the "Manager of Managers Proposals"). The approval of each Manager of Managers Proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board determines that such retention, replacement or modification is appropriate, thereby reducing associated delays and costs.



We encourage you to read the full text of the combined proxy statement/prospectus to obtain a more detailed understanding of the issues.

Q:   WHY ARE THE REORGANIZATIONS BEING PROPOSED?

RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial, Inc. and the investment manager of the RiverSource Funds, recently purchased all of the outstanding capital stock of J. & W. Seligman & Co. Incorporated ("Seligman"), the former investment manager of the Seligman Funds, and became the investment manager of the Seligman Funds. In connection with the purchase of Seligman, the RiverSource Family of Funds now includes the Seligman Funds in addition to funds branded "RiverSource," "RiverSource Partners" and "Threadneedle". RiverSource Investments has proposed that the Selling Funds be reorganized into the Buying Funds. The Reorganization of each Selling Fund into the corresponding Buying Fund would result in a larger combined fund with the same or similar investment objectives, principal investment strategies and fundamental investment policies, which will allow for more focused distribution, potentially increasing sales of and economies of scale in the combined fund. Additionally, following each Reorganization, expenses of the larger combined fund are expected to be lower than the expenses would have been for the Selling Fund.

Q:   IF APPROVED, WHEN WILL THE REORGANIZATIONS HAPPEN?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close before the end of the third quarter of 2009.

Q:   HOW DOES THE BOARD RECOMMEND THAT I VOTE ON THE REORGANIZATION PROPOSALS?

After careful consideration, the Board of each Selling Fund recommends that you vote FOR the Reorganization of your Selling Fund.

Q:   WHY ARE THE MANAGER OF MANAGERS PROPOSALS BEING PROPOSED?

As explained above, in connection with its recent purchase of all of the outstanding capital stock of Seligman, RiverSource Investments became the investment manager of each of the Seligman Subadvised Funds. Shareholders of the Seligman Subadvised Funds are being asked to approve the Manager of Managers Proposals in order to conform the Seligman Subadvised Funds' policies in this respect to the policies of the other funds in the RiverSource Family of Funds. The Manager of Managers Proposals will allow the investment manager, with the oversight and approval of the Board, the flexibility to appoint new subadvisers and/or materially modify subadvisory agreements without the delay and cost associated with holding a shareholder meeting.

Q:   HOW DOES THE BOARD RECOMMEND THAT I VOTE ON THE MANAGER OF MANAGER
     PROPOSALS?

After careful consideration, the Board of each Seligman Subadvised Fund recommends that you vote FOR the Manager of Managers proposal for your Seligman Subadvised Fund.

Q:   HOW DO I VOTE?

You can vote in one of four ways:

-  By telephone

-  By internet

-  By mail with the enclosed proxy card

-  In person at the meeting

Please refer to the enclosed proxy card for the telephone number and internet address.

Q:   WHOM SHOULD I CALL IF I HAVE QUESTIONS?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Funds' proxy solicitor, Computershare Fund Services, toll free at (866) 438-8932.

                       STATEMENT OF ADDITIONAL INFORMATION



                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.

                        RiverSource Diversified Bond Fund



                         RIVERSOURCE GLOBAL SERIES, INC.

                       Threadneedle Emerging Markets Fund

                         Threadneedle Global Equity Fund



                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.

                        RiverSource High Yield Bond Fund



                       RIVERSOURCE INVESTMENT SERIES, INC.

                            RiverSource Balanced Fund



                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.

              RiverSource Partners International Select Growth Fund



                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

                 RiverSource Short Duration U.S. Government Fund



                                 APRIL 17, 2009

This Statement of Additional Information ("SAI") incorporates by reference the following described Buying and Selling Fund documents, each of which has been previously filed and accompanies this SAI.

 1. The most recent annual report for Seligman Core Fixed Income Fund, Inc. for the period ended Sept. 30, 2008

 2. The most recent annual report for Seligman Emerging Markets Fund, for the period ended Oct. 31, 2008;

 3. The most recent annual report for Seligman Global Growth Fund, for the period ended Oct. 31, 2008;

 4. The most recent annual report for Seligman High-Yield Fund, Inc. for the period ended Dec. 31, 2008;

 5. The most recent annual report for Seligman Income and Growth Fund, Inc. for the period ended Dec. 31, 2008;

 6. The most recent annual report for Seligman International Growth Fund, for the period ended Oct. 31, 2008;

 7. The most recent annual report for Seligman U.S. Government Securities Fund for the period ended Dec. 31, 2008;

 8. The most recent annual report for RiverSource Balanced Fund, for the period ended Sept. 30, 2008.

 9. The most recent annual report for RiverSource Diversified Bond Fund, for the period ended Aug. 31, 2008;

10. The most recent annual report for RiverSource High Yield Bond Fund for the period ended May 31, 2008 and semiannual report, for the period ended Nov. 30, 2008.

11. The most recent annual report for RiverSource Partners International Select Growth Fund, for the period ended Oct. 31, 2008;

12. The most recent annual report for RiverSource Short Duration U.S. Government Fund for the period ended May 31, 2008 and semiannual report, for the period ended Nov. 30, 2008.

13. The most recent annual report for Threadneedle Emerging Markets Fund, for the period ended Oct. 31, 2008;

14. The most recent annual report for Threadneedle Global Equity Fund, for the period ended Oct. 31, 2008;

15.  The most recent SAI for the Buying Funds, dated Jan. 29, 2009.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by calling (866) 438-8932 or writing to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474.

In accordance with Securities and Exchange Commission requirements, pro forma financial statements are not included for RiverSource Balanced Fund, RiverSource Diversified Bond Fund and Threadneedle Global Equity Fund since the net asset value of each Selling Fund is less than 10% of the net asset value of its corresponding Buying Fund.

TABLE OF CONTENTS

RIVERSOURCE HIGH YIELD BOND FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Reorganization..................................     3
  Pro Forma Combining Statement of Assets and Liabilities.......................     4
  Pro Forma Combining Statement of Operations...................................     5
  Notes to Pro Forma Financial Statements.......................................     6
  Combined Portfolio of Investments.............................................     8
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Reorganization..................................    21
  Pro Forma Combining Statement of Assets and Liabilities.......................    22
  Pro Forma Combining Statement of Operations...................................    23
  Notes to Pro Forma Financial Statements.......................................    24
  Combined Portfolio of Investments.............................................    26
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Reorganization..................................    41
  Pro Forma Combining Statement of Assets and Liabilities.......................    42
  Pro Forma Combining Statement of Operations...................................    43
  Notes to Pro Forma Financial Statements.......................................    44
  Combined Portfolio of Investments.............................................    46
THREADNEEDLE EMERGING MARKETS FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Reorganization..................................    57
  Pro Forma Combining Statement of Assets and Liabilities.......................    58
  Pro Forma Combining Statement of Operations...................................    59
  Notes to Pro Forma Financial Statements.......................................    60
  Combined Portfolio of Investments.............................................    62

RIVERSOURCE HIGH YIELD BOND FUND (BUYING FUND)

SELIGMAN HIGH-YIELD FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Nov. 30, 2008

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two Funds at, and for, the 12-month period ended Nov. 30, 2008. These statements have been derived from financial statements prepared for the RiverSource High Yield Bond Fund and the Seligman High-Yield Fund as of Nov. 30, 2008. RiverSource High Yield Bond Fund invests primarily in high-yield debt instruments including corporate debt securities and bank loans rated below investment grade and may invest up to 25% of the Fund's net assets in high-yield debt instruments of foreign issuers. Seligman High-Yield Fund invests primarily in non-investment grade, high-yield securities which carry non-investment grade ratings or are securities deemed to be below investment grade by RiverSource Investments, LLC (the investment manager).

Under the proposed Agreement and Plan of Reorganization, share classes of Seligman High-Yield Fund would be exchanged for share classes of RiverSource High Yield Bond Fund.

          SELLING FUND                                                      BUYING FUND
------------------------------------------------------------------------------------------------------
Seligman High-Yield Fund Class A                             RiverSource High Yield Bond Fund Class A
------------------------------------------------------------------------------------------------------
Seligman High-Yield Fund Class B                             RiverSource High Yield Bond Fund Class B
------------------------------------------------------------------------------------------------------
Seligman High-Yield Fund Class C                             RiverSource High Yield Bond Fund Class C
------------------------------------------------------------------------------------------------------
Seligman High-Yield Fund Class R*                            RiverSource High Yield Bond Fund Class R2
------------------------------------------------------------------------------------------------------
Seligman High-Yield Fund Class I*                            RiverSource High Yield Bond Fund Class R5
------------------------------------------------------------------------------------------------------



* Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman High-Yield Fund will be redesignated as Class R2 and Class R5 shares, respectively.

Note: RiverSource High Yield Bond Fund also offers Class I, Class R3, Class R4 and Class W shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource High Yield Bond Fund, as if the transaction had occurred at the beginning of the fiscal year ending Nov. 30, 2008.

RIVERSOURCE HIGH YIELD BOND FUND (BUYING FUND)

SELIGMAN HIGH-YIELD FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                     RIVERSOURCE
                                                                                                     HIGH YIELD
                                                             RIVERSOURCE          SELIGMAN            BOND FUND
                                                             HIGH YIELD          HIGH-YIELD           PRO FORMA
NOV. 30, 2008 (UNAUDITED)                                     BOND FUND             FUND             ADJUSTMENTS
 ASSETS

Investments in securities, at cost
    Unaffiliated issuers                                   $ 1,211,689,995     $   163,289,838       $       --
    Affiliated money market fund                           $    66,162,340     $            --       $       --
    Other affiliated issuers                               $    13,076,335     $            --       $       --
                                                         ----------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers                                   $   822,980,918     $   127,106,462       $       --
    Affiliated money market fund                           $    66,162,340     $            --       $       --
    Other affiliated issuers                               $        11,527     $            --       $       --
Cash                                                                    --               3,632               --
Capital shares receivable                                        2,727,895               4,197               --
Dividends and accrued interest receivable                       24,621,619           3,901,780               --
Receivable for investment securities sold                       10,722,081           1,823,750               --
Investment management services fees receivable (Note 2)                 --                  --           34,185(a)
Transfer agency fees receivable (Note 2)                                --                  --          392,580(b)
Receivable from RiverSource Investments, LLC (Note 2)                   --                  --          681,805(f)
Other receivable                                                   220,452                  --               --
Prepaid expenses                                                        --             108,057               --
Other assets                                                            --              31,087               --
-------------------------------------------------------------------------------------------------------------------
Total assets                                                   927,446,832         132,978,965        1,108,570

-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Dividends payable to shareholders                                1,079,069             620,026               --
Capital shares payable                                           1,174,736             416,745               --
Payable for reorganization costs (Note 2)                               --                  --          133,709(g)
Payable for investment securities purchased                     47,332,115           2,428,444               --
Accrued investment management services fees (Note 2)                28,261              74,785         (103,046)(a)
Accrued distribution fees                                          177,586              51,162               --
Accrued transfer agency fees (Note 2)                               10,097             135,884         (145,981)(b)
Accrued administrative services fees (Note 2)                        3,250                  --          136,428(c)
Accrued plan administration services fees (Note 2)                     280                  --           11,230(d)
Other accrued expenses (Note 2)                                    195,332             142,408         (264,597)(e)
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                               50,000,726           3,869,454         (232,257)
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock         $   877,446,106     $   129,109,511       $1,340,827
-------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value for RiverSource High
  Yield Bond Fund and $.001 par value for Seligman
  High-Yield Fund (Notes 2 and 3)                          $     4,577,329     $        69,634       $  610,679(g)
Additional paid-in capital (Notes 2 and 3)                   2,703,836,895       1,607,816,870         (744,388)(g)
Undistributed (excess of distributions over) net
    investment income (Note 2)                                  (1,038,245)            397,138        1,474,536
Accumulated net realized gain (loss)                        (1,428,376,440)     (1,442,990,755)              --
Unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in
    foreign currencies                                        (401,553,433)        (36,183,376)              --
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                              $   877,446,106     $   129,109,511       $1,340,827
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares:
                           Class A                         $   713,352,124     $    80,764,011       $  838,750
                            Class B                        $    89,891,192     $     7,772,228       $   80,716
                            Class C                        $    11,662,478     $    32,094,382       $  333,306
                            Class I                        $    49,225,589                 N/A       $       --
                            Class R2                       $         3,413     $     3,465,127       $   35,986
                            Class R3                       $       503,624                 N/A       $       --
                            Class R4                       $       876,565                 N/A       $       --
                            Class R5                       $         3,253     $     5,013,763       $   52,069
                            Class W                        $    11,927,868                 N/A       $       --
Shares outstanding (Note 3):
                            Class A shares                     372,021,638          43,609,141               --
                            Class B shares                      46,900,987           4,196,149               --
                            Class C shares                       6,121,775          17,254,169               --
                            Class I shares                      25,697,857                 N/A               --
                            Class R2 shares                          1,775           1,867,498               --
                            Class R3 shares                        261,213                 N/A               --
                            Class R4 shares                        457,103                 N/A               --
                            Class R5 shares                          1,695           2,706,982               --
                            Class W shares                       6,268,887                 N/A               --
Net asset value per share of outstanding capital
    stock:
                            Class A                        $          1.92     $          1.85       $       --
                            Class B                        $          1.92     $          1.85       $       --
                            Class C                        $          1.91     $          1.86       $       --
                            Class I                        $          1.92                 N/A       $       --
                            Class R2                       $          1.92     $          1.86       $       --
                            Class R3                       $          1.93                 N/A       $       --
                            Class R4                       $          1.92                 N/A       $       --
                            Class R5                       $          1.92     $          1.85       $       --
                            Class W                        $          1.90                 N/A       $       --
-------------------------------------------------------------------------------------------------------------------
                                                             RIVERSOURCE
                                                             HIGH YIELD
                                                              BOND FUND
                                                              PRO FORMA
NOV. 30, 2008 (UNAUDITED)                                     COMBINED
 ASSETS

Investments in securities, at cost
    Unaffiliated issuers                                   $ 1,374,979,833
    Affiliated money market fund                           $    66,162,340
    Other affiliated issuers                               $    13,076,335
                                                         ------------------
Investments in securities, at value
    Unaffiliated issuers                                   $   950,087,380
    Affiliated money market fund                           $    66,162,340
    Other affiliated issuers                               $        11,527
Cash                                                                 3,632
Capital shares receivable                                        2,732,092
Dividends and accrued interest receivable                       28,523,399
Receivable for investment securities sold                       12,545,831
Investment management services fees receivable (Note 2)             34,185
Transfer agency fees receivable (Note 2)                           392,580
Receivable from RiverSource Investments, LLC (Note 2)              681,805
Other receivable                                                   220,452
Prepaid expenses                                                   108,057
Other assets                                                        31,087
---------------------------------------------------------------------------
Total assets                                                 1,061,534,367

---------------------------------------------------------------------------

 LIABILITIES
Dividends payable to shareholders                                1,699,095
Capital shares payable                                           1,591,481
Payable for reorganization costs (Note 2)                          133,709
Payable for investment securities purchased                     49,760,559
Accrued investment management services fees (Note 2)                    --
Accrued distribution fees                                          228,748
Accrued transfer agency fees (Note 2)                                   --
Accrued administrative services fees (Note 2)                      139,678
Accrued plan administration services fees (Note 2)                  11,510
Other accrued expenses (Note 2)                                     73,143
---------------------------------------------------------------------------
Total liabilities                                               53,637,923
---------------------------------------------------------------------------
Net assets applicable to outstanding capital stock         $ 1,007,896,444
---------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value for RiverSource High
  Yield Bond Fund and $.001 par value for Seligman
  High-Yield Fund (Notes 2 and 3)                          $     5,257,642
Additional paid-in capital (Notes 2 and 3)                   4,310,909,377
Undistributed (excess of distributions over) net
    investment income (Note 2)                                     833,429
Accumulated net realized gain (loss)                        (2,871,367,195)
Unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in
    foreign currencies                                        (437,736,809)
---------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                              $ 1,007,896,444
---------------------------------------------------------------------------
Net assets applicable to outstanding shares:
                           Class A                         $   794,954,885
                            Class B                        $    97,744,136
                            Class C                        $    44,090,166
                            Class I                        $    49,225,589
                            Class R2                       $     3,504,526
                            Class R3                       $       503,624
                            Class R4                       $       876,565
                            Class R5                       $     5,069,085
                            Class W                        $    11,927,868
Shares outstanding (Note 3):
                            Class A shares                     414,523,076
                            Class B shares                      50,991,062
                            Class C shares                      23,099,622
                            Class I shares                      25,697,857
                            Class R2 shares                      1,825,271
                            Class R3 shares                        261,213
                            Class R4 shares                        457,103
                            Class R5 shares                      2,640,149
                            Class W shares                       6,268,887
Net asset value per share of outstanding capital
    stock:
                            Class A                        $          1.92
                            Class B                        $          1.92
                            Class C                        $          1.91
                            Class I                        $          1.92
                            Class R2                       $          1.92
                            Class R3                       $          1.93
                            Class R4                       $          1.92
                            Class R5                       $          1.92
                            Class W                        $          1.90
---------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE HIGH YIELD BOND FUND (BUYING FUND)

SELIGMAN HIGH-YIELD FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                     RIVERSOURCE       RIVERSOURCE
                                                    RIVERSOURCE       SELIGMAN     HIGH YIELD BOND   HIGH YIELD BOND
                                                  HIGH YIELD BOND    HIGH-YIELD     FUND PRO FORMA    FUND PRO FORMA
YEAR ENDED NOV. 30, 2008 (UNAUDITED)                    FUND            FUND         ADJUSTMENTS         COMBINED
 INVESTMENT INCOME
Income:
Interest                                           $ 124,067,760    $ 22,473,977     $        --      $ 146,541,737
Dividends                                                     --         266,828              --            266,828
Income distributions from affiliated money
  market fund                                          1,517,178              --              --          1,517,178
Fee income from securities lending                        22,882              --              --             22,882
--------------------------------------------------------------------------------------------------------------------
Total income                                         125,607,820      22,740,805              --        148,348,625
--------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)           7,820,685       1,417,953        (137,231)(a)      9,101,407
Distribution fees
     Class A                                           2,638,990         335,142              --          2,974,132
     Class B                                           1,596,920         168,117              --          1,765,037
     Class C                                             175,066         533,476              --            708,542
     Class R2                                                 41          22,363              --             22,404
     Class R3                                                183              --              --                183
     Class W                                              75,149              --              --             75,149
Transfer agency fees (Note 2)
     Class A                                           1,796,231         541,812        (353,808)(b)      1,984,235
     Class B                                             286,547          67,752         (45,432)(b)        308,867
     Class C                                              30,617         214,354        (122,042)(b)        122,929
     Class R2                                                  4          18,132         (15,886)(b)          2,250
     Class R3                                                 37              --              --                 37
     Class R4                                                444              --              --                444
     Class R5                                                  3           5,071          (1,393)(b)          3,681
     Class W                                              60,119              --              --             60,119
Administrative services fees (Note 2)                    878,544              --         136,428(c)       1,014,972
Plan administration services fees (Note 2)
     Class R2                                                 20              --          11,230(d)          11,250
     Class R3                                                183              --              --                183
     Class R4                                              2,218              --              --              2,218
Compensation of board members (Note 2)                    29,856          19,110         (14,254)(e)         34,712
Custodian fees (Note 2)                                  140,800          93,296         (70,396)(e)        163,700
Printing and postage (Note 2)                            296,530          53,952          (5,724)(e)        344,758
Registration fees (Note 2)                                99,374         109,010         (92,848)(e)        115,536
Professional fees (Note 2)                                67,557          73,395         (62,407)(e)         78,545
Other (Note 2)                                            39,441          25,383         (18,968)(e)         45,856
--------------------------------------------------------------------------------------------------------------------
Total expenses                                        16,035,559       3,698,318        (792,731)        18,941,146
  Expenses waived/reimbursed by RiverSource
     Investments, LLC (Note 2)                          (663,066)             --        (681,805)(f)     (1,344,871)
  Earnings and bank fee credits on cash balances         (38,953)             --              --            (38,953)
--------------------------------------------------------------------------------------------------------------------
Total net expenses                                    15,333,540       3,698,318      (1,474,536)        17,557,322
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      110,274,280      19,042,487       1,474,536        130,791,303
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                             (117,233,769)    (72,066,506)             --       (189,300,275)
  Swap transactions                                   (7,852,423)             --              --         (7,852,423)
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments             (125,086,192)    (72,066,506)             --       (197,152,698)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities
  in foreign currencies                             (312,462,142)    (25,895,747)             --       (338,357,889)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                        (437,548,334)    (97,962,253)             --       (535,510,587)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $(327,274,054)   $(78,919,766)    $ 1,474,536      $(404,719,284)
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE HIGH YIELD BOND FUND (BUYING FUND)

SELIGMAN HIGH-YIELD FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Nov. 30, 2008)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two Funds at, and for, the 12-month period ended Nov. 30, 2008. These statements have been derived from financial statements prepared for the RiverSource High Yield Bond Fund and the Seligman High-Yield Fund as of Nov. 30, 2008.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource High Yield Bond Fund invests primarily in high-yield debt instruments including corporate debt securities and bank loans rated below investment grade and may invest up to 25% of the Fund's net assets in high-yield debt instruments of foreign issuers.

Seligman High-Yield Fund invests primarily in non-investment grade, high-yield securities which carry non-investment grade ratings or are securities deemed to be below investment grade by RiverSource Investments, LLC (the investment manager).

The pro forma statements give effect to the proposed transfer of the assets and liabilities of Seligman High-Yield Fund in exchange for Class A, Class B, Class C, Class R2 and Class R5 shares of RiverSource High Yield Bond Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource High Yield Bond Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource High Yield Bond Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganization.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each Seligman High-Yield Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the change in other fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement (through May 31, 2009) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

(g) Includes the impact of estimated Reorganization costs of $133,709, none of which are recurring expenses.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class R2 and Class R5 shares of RiverSource High Yield Bond Fund as if the Reorganization were to have taken place on Nov. 30, 2008. The following table reflects the number of RiverSource High Yield Bond Fund shares assumed to be issued to the shareholders of the Seligman High-Yield Fund.

                                                           SELIGMAN           RIVERSOURCE              TOTAL
                                                       HIGH-YIELD FUND   HIGH YIELD BOND FUND        PRO FORMA
                                                        SHARES ISSUED     SHARES OUTSTANDING    SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
Class A                                                   42,501,438          372,021,638           414,523,076
------------------------------------------------------------------------------------------------------------------
Class B                                                    4,090,075           46,900,987            50,991,062
------------------------------------------------------------------------------------------------------------------
Class C                                                   16,977,847            6,121,775            23,099,622
------------------------------------------------------------------------------------------------------------------
Class I                                                          N/A           25,697,857            25,697,857
------------------------------------------------------------------------------------------------------------------
Class R2*                                                  1,823,496                1,775             1,825,271
------------------------------------------------------------------------------------------------------------------
Class R3                                                         N/A              261,213               261,213
------------------------------------------------------------------------------------------------------------------
Class R4                                                         N/A              457,103               457,103
------------------------------------------------------------------------------------------------------------------
Class R5*                                                  2,638,454                1,695             2,640,149
------------------------------------------------------------------------------------------------------------------
Class W                                                          N/A            6,268,887             6,268,887
------------------------------------------------------------------------------------------------------------------



* Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman High-Yield Fund will be redesignated as Class R2 and Class R5 shares, respectively.

COMBINED PORTFOLIO OF INVESTMENTS
RiverSource High Yield Bond Fund

NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES


 BONDS (80.0%)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
MORTGAGE-BACKED (0.2%)(F)
Countrywide Alternative Loan
  Trust
  Collateralized Mtge
  Obligation
  Series 2007-OH3 Cl A3
  09/25/47                      1.90%  $ 8,876,968   $       --   $  8,876,968(i)      $  2,073,730   $         --  $  2,073,730
                                                                                      ------------------------------------------


AEROSPACE & DEFENSE (1.8%)
Alion Science and Technology
  02/01/15                     10.25    10,600,000    1,300,000     11,900,000            5,830,000        721,500     6,551,500
L-3 Communications
  06/15/12                      7.63       983,000           --        983,000              904,360             --       904,360
  07/15/13                      6.13     2,035,000           --      2,035,000            1,729,750             --     1,729,750
  01/15/15                      5.88            --    2,000,000      2,000,000                   --      1,630,000     1,630,000
L-3 Communications
  Series B
  10/15/15                      6.38     8,575,000           --      8,575,000            7,117,250             --     7,117,250
Moog
  Sr Sub Nts
  06/15/18                      7.25       629,000           --        629,000(d)           484,330             --       484,330
                                                                                      ------------------------------------------
Total                                                                                    16,065,690      2,351,500    18,417,190
                                                                                      ------------------------------------------


AUTOMOTIVE (0.1%)
Ford Motor
  Sr Unsecured
  07/16/31                      7.45            --    4,250,000      4,250,000                   --      1,083,750     1,083,750
                                                                                      ------------------------------------------


BROKERAGE (0.1%)
Lehman Brothers Holdings
  Sr Unsecured
  05/02/18                      6.88     6,150,000           --      6,150,000(b,g,o)       615,000             --       615,000
                                                                                      ------------------------------------------


BUILDING MATERIALS (0.8%)
Gibraltar Inds
  Series B
  12/01/15                      8.00    11,907,000    1,590,000     13,497,000            7,441,875      1,001,700     8,443,575
                                                                                      ------------------------------------------


CHEMICALS (4.6%)
Chemtura
  06/01/16                      6.88    14,736,000    2,285,000     17,021,000            8,104,800      1,268,175     9,372,975
Hexion US Finance/Nova
  Scotia Finance
  Sr Secured
  11/15/14                      9.75     6,881,000           --      6,881,000            3,578,120             --     3,578,120
INVISTA
  Sr Unsecured
  05/01/12                      9.25    16,861,000    2,685,000     19,546,000(d)        13,320,190      1,973,475    15,293,665
MacDermid
  Sr Sub Nts
  04/15/17                      9.50     7,518,000    1,000,000      8,518,000(d)         3,909,360        545,000     4,454,360
Momentive Performance
  Pay-in-kind
  12/01/14                     10.13    15,620,000    3,000,000     18,620,000(n)         4,607,900        930,525     5,538,425
NALCOnrg
  11/15/11                      7.75     3,370,000           --      3,370,000            2,990,875             --     2,990,875
  11/15/13                      8.88     5,155,000      825,000      5,980,000            4,124,000        664,125     4,788,125
                                                                                      ------------------------------------------
Total                                                                                    40,635,245      5,381,300    46,016,545
                                                                                      ------------------------------------------


CONSUMER CYCLICAL SERVICES (0.8%)
Service Corp Intl
  Sr Unsecured
  06/15/17                      7.00            --    1,725,000      1,725,000                   --      1,250,625     1,250,625

 BONDS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
West Corp
  10/15/16                     11.00   $14,909,000   $2,000,000   $ 16,909,000         $  6,410,870   $    870,000  $  7,280,870
                                                                                      ------------------------------------------
Total                                                                                     6,410,870      2,120,625     8,531,495
                                                                                      ------------------------------------------


CONSUMER PRODUCTS (2.1%)
AAC Group Holding
  Sr Unsecured
  10/01/12                     10.25     5,800,000           --      5,800,000(d)         5,220,000             --     5,220,000
American Achievement Group
  Holding
  Sr Unsecured Pay-in-kind
  10/01/12                     14.75     1,632,455           --      1,632,455(n)         1,552,873             --     1,552,873
Jarden
  05/01/17                      7.50     7,263,000    1,335,000      8,598,000            4,720,950        874,425     5,595,375
Sealy Mattress
  06/15/14                      8.25     2,256,000           --      2,256,000            1,229,520             --     1,229,520
Visant Holding
  Sr Disc Nts
  (Zero coupon through 12-
  01-08, thereafter 10.25%)
  12/01/13                      8.91     4,815,000    2,525,000      7,340,000(m)         3,514,950      1,862,188     5,377,138
Visant Holding
  Sr Nts
  12/01/13                      8.75     3,080,000           --      3,080,000            2,217,600             --     2,217,600
                                                                                      ------------------------------------------
Total                                                                                    18,455,893      2,736,613    21,192,506
                                                                                      ------------------------------------------


ELECTRIC (5.7%)
AES
  Sr Unsecured
  09/15/10                      9.38            --    2,250,000      2,250,000                   --      1,946,250     1,946,250
Allegheny Energy Supply
  Sr Unsecured
  03/15/11                      7.80            --    2,000,000      2,000,000                   --      1,910,000     1,910,000
Dynegy Holdings
  Sr Unsecured
  02/15/12                      8.75            --    1,000,000      1,000,000                   --        847,500       847,500
  05/01/16                      8.38     4,852,000    2,500,000      7,352,000            3,372,140      1,750,000     5,122,140
  05/15/18                      7.13     8,020,000           --      8,020,000            4,731,800             --     4,731,800
Edison Mission Energy
  Sr Unsecured
  06/15/16                      7.75     1,672,000           --      1,672,000            1,308,340             --     1,308,340
  05/15/17                      7.00            --    1,950,000      1,950,000                   --      1,472,250     1,472,250
Energy Future Holdings
  11/15/14                      5.55            --    2,000,000      2,000,000                   --        968,514       968,514
  11/01/17                     10.88    10,711,000      955,000     11,666,000(d)         6,908,595        620,750     7,529,345
Midwest Generation LLC
  Pass-Through Ctfs Series
  A
  07/02/09                      8.30            --      697,732        697,732                   --        668,078       668,078
Midwest Generation LLC
  Pass-Through Ctfs Series
  B
  01/02/16                      8.56     5,858,628           --      5,858,628            5,360,644             --     5,360,644
Mirant Americas Generation
  LLC
  Sr Unsecured
  10/01/21                      8.50            --      500,000        500,000                   --        352,500       352,500
Mirant North America LLC
  12/31/13                      7.38     7,769,000           --      7,769,000            6,720,185             --     6,720,185
NRG Energy
  02/01/16                      7.38            --    1,900,000      1,900,000                   --      1,548,500     1,548,500
  01/15/17                      7.38    14,165,000           --     14,165,000           11,438,238             --    11,438,238
Sierra Pacific Resources
  03/15/14                      8.63            --      609,000        609,000                   --        567,571       567,571
Texas Competitive Electric
  Holdings LLC
  11/01/15                     10.25     7,395,000           --      7,395,000(d)         4,732,800             --     4,732,800
                                                                                      ------------------------------------------
Total                                                                                    44,572,742     12,651,913    57,224,655
                                                                                      ------------------------------------------



 BONDS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
ENTERTAINMENT (1.3%)
AMC Entertainment
  02/01/16                     11.00   $ 5,748,000   $1,000,000   $  6,748,000         $  4,081,080   $    715,000  $  4,796,080
HRP Myrtle Beach Operations
  Sr Secured
  04/01/12                      0.00            --    1,000,000      1,000,000(b,d)              --        445,000       445,000
United Artists Theatre
  Circuit
  Pass-Through Ctfs Series
  BB5
  07/01/15                      9.30     6,368,250           --      6,368,250(k)         5,986,154             --     5,986,154
United Artists Theatre
  Circuit
  Pass-Through Ctfs Series
  BC3
  07/01/15                      9.30     2,047,393           --      2,047,393(k)         1,924,550             --     1,924,550
                                                                                      ------------------------------------------
Total                                                                                    11,991,784      1,160,000    13,151,784
                                                                                      ------------------------------------------


ENVIRONMENTAL (0.3%)
Browning-Ferris Inds
  09/15/35                      7.40            --    1,500,000      1,500,000                   --      1,087,500     1,087,500
Clean Harbors
  Sr Secured
  07/15/12                     11.25       957,000           --        957,000              972,551             --       972,551
Crown Cork & Seal
  Sr Unsecured
  04/15/23                      8.00            --    1,500,000      1,500,000                   --      1,113,750     1,113,750
                                                                                      ------------------------------------------
Total                                                                                       972,551      2,201,250     3,173,801
                                                                                      ------------------------------------------


FOOD AND BEVERAGE (4.0%)
ASG Consolidated LLC/Finance
  Sr Disc Nts
  11/01/11                     11.50    19,195,000    1,500,000     20,695,000           16,411,725      1,290,000    17,701,725
Constellation Brands
  12/01/11                      8.38            --      500,000        500,000                   --        437,500       437,500
Cott Beverages USA
  12/15/11                      8.00    16,541,000    2,200,000     18,741,000            9,759,190      1,309,000    11,068,190
Del Monte
  12/15/12                      8.63            --    1,950,000      1,950,000                   --      1,774,500     1,774,500
  02/15/15                      6.75            --      750,000        750,000                   --        615,000       615,000
Pinnacle Foods Finance LLC
  04/01/15                      9.25            --    1,515,000      1,515,000                   --      1,007,475     1,007,475
  04/01/17                     10.63    13,508,000           --     13,508,000            7,564,480             --     7,564,480
Smithfield Foods
  Sr Unsecured
  08/01/11                      7.00            --      650,000        650,000                   --        393,250       393,250
  07/01/17                      7.75            --    1,000,000      1,000,000                   --        527,500       527,500
                                                                                      ------------------------------------------
Total                                                                                    33,735,395      7,354,225    41,089,620
                                                                                      ------------------------------------------


GAMING (6.4%)
Boyd Gaming
  Sr Sub Nts
  02/01/16                      7.13    15,590,000    2,175,000     17,765,000            8,808,350      1,239,750    10,048,100
Circus & Eldorado Jt
  Venture/Silver Legacy
  Capital
  1st Mtge
  03/01/12                     10.13     9,215,000           --      9,215,000            5,943,675             --     5,943,675
Firekeepers Development
  Authority
  Sr Secured
  05/01/15                     13.88     7,160,000           --      7,160,000(d)         4,725,600             --     4,725,600
Fontainebleau Las Vegas
  Holdings LLC/Capital
  2nd Mtge
  06/15/15                     10.25    14,586,000           --     14,586,000(d)         1,896,180             --     1,896,180
Indianapolis Downs
  LLC/Capital
  Sr Secured
  11/01/12                     11.00     7,040,000    1,495,000      8,535,000(d)         3,308,800        717,600     4,026,400
MGM Mirage
  04/01/13                      6.75     2,475,000           --      2,475,000            1,287,000             --     1,287,000
  06/01/16                      7.50     4,450,000           --      4,450,000            2,291,750             --     2,291,750
MGM Mirage
  Sr Secured
  11/15/13                     13.00     5,150,000      785,000      5,935,000(d)         4,377,500        659,400     5,036,900

 BONDS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
Pokagon Gaming Authority
  Sr Nts
  06/15/14                     10.38   $ 8,325,000   $1,000,000   $  9,325,000(d)      $  7,034,625   $    850,000  $  7,884,625
San Pasqual Casino
  09/15/13                      8.00            --    1,000,000      1,000,000(d)                --        745,000       745,000
Shingle Springs Tribal
  Gaming Authority
  Sr Nts
  06/15/15                      9.38    15,499,000    2,700,000     18,199,000(d)         7,362,025      1,228,500     8,590,525
Tunica-Biloxi Gaming
  Authority
  Sr Unsecured
  11/15/15                      9.00    10,245,000           --     10,245,000(d)         8,759,475             --     8,759,475
Wynn Las Vegas LLC/Capital
  1st Mtge
  12/01/14                      6.63     3,700,000    1,000,000      4,700,000            2,617,750        712,500     3,330,250
                                                                                      ------------------------------------------
Total                                                                                    58,412,730      6,152,750    64,565,480
                                                                                      ------------------------------------------


GAS DISTRIBUTORS (0.8%)
Southwestern Energy
  Sr Nts
  02/01/18                      7.50     4,875,000      855,000      5,730,000(d)         4,119,375        726,750     4,846,125
Williams Partners LP/Finance
  Sr Unsecured
  02/01/17                      7.25     4,835,000           --      4,835,000            3,795,475             --     3,795,475
                                                                                      ------------------------------------------
Total                                                                                     7,914,850        726,750     8,641,600
                                                                                      ------------------------------------------


GAS PIPELINES (0.7%)
El Paso
  Sr Unsecured
  06/15/17                      7.00            --    2,000,000      2,000,000                   --      1,433,986     1,433,986
Southern Star Central
  Sr Nts
  03/01/16                      6.75     6,815,000           --      6,815,000            5,520,150             --     5,520,150
                                                                                      ------------------------------------------
Total                                                                                     5,520,150      1,433,986     6,954,136
                                                                                      ------------------------------------------


HEALTH CARE (6.1%)
Community Health Systems
  07/15/15                      8.88     8,208,000    1,000,000      9,208,000            6,586,920        807,500     7,394,420
DaVita
  03/15/13                      6.63     4,421,000           --      4,421,000            3,912,585             --     3,912,585
  03/15/15                      7.25     4,236,000    1,500,000      5,736,000            3,664,140      1,305,000     4,969,140
HCA
  Sr Secured
  11/15/14                      9.13            --      500,000        500,000                   --        407,500       407,500
  11/15/16                      9.25     1,255,000      500,000      1,755,000            1,019,688        407,500     1,427,188
HCA
  Sr Secured Pay-in-kind
  11/15/16                      9.63     2,860,000      415,000      3,275,000(n)         2,059,200        299,837     2,359,037
HCA
  Sr Unsecured
  02/15/16                      6.50    12,190,000    2,000,000     14,190,000            6,826,400      1,130,000     7,956,400
  11/06/33                      7.50            --    1,900,000      1,900,000                   --        940,500       940,500
IASIS Healthcare LLC/Capital
  06/15/14                      8.75            --    1,800,000      1,800,000                   --      1,377,000     1,377,000
NMH Holdings
  Sr Unsecured Pay-in-kind
  06/15/14                      9.94     5,927,654           --      5,927,654(d,i,n)     4,208,634             --     4,208,634
Omnicare
  12/15/13                      6.75     4,638,000           --      4,638,000            3,872,730             --     3,872,730
  12/15/15                      6.88            --    1,350,000      1,350,000                   --      1,100,250     1,100,250
Omnicare
  Sr Sub Nts
  06/01/13                      6.13     3,765,000           --      3,765,000            3,012,000             --     3,012,000
Select Medical
  Sr Unsecured
  09/15/15                      8.83    15,812,000    2,250,000     18,062,000(i)         9,012,840      1,293,750    10,306,590

 BONDS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
Vanguard Health Holding I
  LLC
  (Zero coupon through 10-
  01-09, thereafter 11.25%)
  10/01/15                      7.09   $ 2,955,000   $       --   $  2,955,000(m)      $  2,275,350   $         --  $  2,275,350
Vanguard Health Holding II
  LLC
  10/01/14                      9.00     6,532,000    1,000,000      7,532,000            5,225,600        805,000     6,030,600
                                                                                      ------------------------------------------
Total                                                                                    51,676,087      9,873,837    61,549,924
                                                                                      ------------------------------------------


HOME CONSTRUCTION (1.4%)
K Hovnanian Enterprises
  Sr Secured
  05/01/13                     11.50     7,930,000      875,000      8,805,000            6,066,450        673,750     6,740,200
Norcraft Holdings LP/Capital
  Sr Disc Nts
  09/01/12                      9.75     6,200,000           --      6,200,000            4,960,000             --     4,960,000
Toll Corp
  12/01/11                      8.25            --      250,000        250,000                   --        206,250       206,250
William Lyon Homes
  02/15/14                      7.50    12,380,000           --     12,380,000            2,352,200             --     2,352,200
                                                                                      ------------------------------------------
Total                                                                                    13,378,650        880,000    14,258,650
                                                                                      ------------------------------------------


INDEPENDENT ENERGY (6.0%)
Chesapeake Energy
  07/15/13                      7.63            --    3,050,000      3,050,000                   --      2,096,875     2,096,875
  08/15/14                      7.00     5,722,000           --      5,722,000            4,348,720             --     4,348,720
  01/15/16                      6.63     6,892,000           --      6,892,000            4,807,170             --     4,807,170
  01/15/18                      6.25     2,520,000           --      2,520,000            1,650,600             --     1,650,600
Compton Petroleum Finance
  12/01/13                      7.63    10,221,000           --     10,221,000(c)         4,190,610             --     4,190,610
Connacher Oil and Gas
  Sr Secured
  12/15/15                     10.25     9,160,000    1,485,000     10,645,000(c,d)       4,763,200        779,625     5,542,825
EXCO Resources
  01/15/11                      7.25     9,018,000    1,300,000     10,318,000            6,943,860      1,007,500     7,951,360
Forest Oil
  06/15/19                      7.25            --    2,000,000      2,000,000                   --      1,380,000     1,380,000
Hilcorp Energy I LP/Finance
  Sr Unsecured
  11/01/15                      7.75     9,690,000           --      9,690,000(d)         6,928,350             --     6,928,350
PetroHawk Energy
  07/15/13                      9.13            --    1,000,000      1,000,000                   --        770,000       770,000
Quicksilver Resources
  08/01/15                      8.25     6,324,000           --      6,324,000            4,110,600             --     4,110,600
  04/01/16                      7.13     3,900,000    1,700,000      5,600,000            2,242,500        986,000     3,228,500
Range Resources
  05/15/16                      7.50     3,250,000           --      3,250,000            2,697,500             --     2,697,500
  05/01/18                      7.25     2,010,000    1,000,000      3,010,000            1,602,975        798,750     2,401,725
SandRidge Energy
  Pay-in-kind
  04/01/15                      8.63    11,738,000    1,625,000     13,363,000(n)         7,453,630      1,040,000     8,493,630
                                                                                      ------------------------------------------
Total                                                                                    51,739,715      8,858,750    60,598,465
                                                                                      ------------------------------------------


LODGING (0.3%)
Felcor Lodging
  Sr Unsecured
  06/01/11                      9.00            --    2,750,000      2,750,000                   --      1,918,125     1,918,125
Host Hotels & Resorts
  Sr Secured
  06/01/16                      6.75            --    2,000,000      2,000,000                   --      1,340,000     1,340,000
                                                                                      ------------------------------------------
Total                                                                                            --      3,258,125     3,258,125
                                                                                      ------------------------------------------


MEDIA CABLE (3.5%)
Charter Communications
  Holdings I LLC/Capital
  Sr Secured
  10/01/15                     11.00            --      720,000        720,000                   --        194,400       194,400
Charter Communications
  Holdings II LLC/Capital
  10/01/13                     10.25     7,680,000           --      7,680,000            3,494,400             --     3,494,400
  10/01/13                     10.25     2,860,000      415,000      3,275,000(d)         1,215,500        178,450     1,393,950

 BONDS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
Charter Communications
  Holdings II LLC/Capital
  Sr Unsecured
  09/15/10                     10.25   $        --   $1,500,000   $  1,500,000         $         --   $    768,750  $    768,750
Charter Communications
  Holdings II LLC/Capital
  Sr Unsecured Series B
  09/15/10                     10.25     4,617,000           --      4,617,000            2,193,075             --     2,193,075
Charter Communications
  Operating LLC/Capital
  Sr Secured
  04/30/14                      8.38     4,056,000    2,000,000      6,056,000(d)         2,758,080      1,370,000     4,128,080
CSC Holdings
  Sr Unsecured
  04/15/12                      6.75            --    1,000,000      1,000,000                   --        842,500       842,500
  06/15/15                      8.50    12,095,000    2,200,000     14,295,000(d)         9,676,000      1,787,500    11,463,500
Mediacom Broadband LLC
  Sr Unsecured
  10/15/15                      8.50            --    1,000,000      1,000,000                   --        715,000       715,000
Mediacom LLC/Capital
  Sr Unsecured
  01/15/13                      9.50     7,220,000           --      7,220,000            5,920,400             --     5,920,400
Virgin Media Finance
  04/15/14                      8.75     5,145,000      800,000      5,945,000(c)         3,717,263        582,000     4,299,263
                                                                                      ------------------------------------------
Total                                                                                    28,974,718      6,438,600    35,413,318
                                                                                      ------------------------------------------


MEDIA NON CABLE (9.1%)
Dex Media
  Sr Disc Nts
  11/15/13                      9.00     4,505,000    3,225,000      7,730,000              585,650        435,375     1,021,025
Dex Media West LLC/Finance
  Sr Sub Nts Series B
  08/15/13                      9.88     3,819,000      500,000      4,319,000              840,180        111,250       951,430
DIRECTV Holdings
  LLC/Financing
  06/15/15                      6.38     5,175,000    1,675,000      6,850,000            4,204,688      1,369,313     5,574,001
  05/15/16                      7.63     7,266,000           --      7,266,000            6,194,265             --     6,194,265
EchoStar DBS
  10/01/14                      6.63     5,040,000    2,550,000      7,590,000            3,603,600      1,829,625     5,433,225
  02/01/16                      7.13    10,449,000           --     10,449,000            7,418,790             --     7,418,790
Intelsat
  Sr Unsecured
  08/15/14                      9.25     6,925,000    1,600,000      8,525,000(d)         5,886,250      1,388,000     7,274,250
Lamar Media
  08/15/15                      6.63     7,632,000    2,835,000     10,467,000            5,533,200      2,069,550     7,602,750
Lamar Media
  Series B
  08/15/15                      6.63     6,030,000           --      6,030,000            4,371,750             --     4,371,750
Lamar Media
  Series C
  08/15/15                      6.63     4,146,000           --      4,146,000            3,005,850             --     3,005,850
LBI Media
  Sr Sub Nts
  08/01/17                      8.50     5,112,000    1,000,000      6,112,000(d)         1,789,200        355,000     2,144,200
Liberty Media
  Sr Unsecured
  07/15/29                      8.50            --    1,000,000      1,000,000                   --        624,720       624,720
Liberty Media LLC
  Sr Unsecured
  05/15/13                      5.70    19,626,000    2,740,000     22,366,000           13,167,966      1,852,089    15,020,055
LIN Television
  05/15/13                      6.50     2,655,000    1,000,000      3,655,000            1,234,575        470,000     1,704,575
LIN Television
  Series B
  05/15/13                      6.50       640,000           --        640,000              297,600             --       297,600
Nielsen Finance LLC
  08/01/14                     10.00     6,230,000    2,000,000      8,230,000            4,485,600      1,450,000     5,935,600
RadioOne
  02/15/13                      6.38     9,914,000           --      9,914,000            3,370,760             --     3,370,760
Rainbow Natl Services LLC
  09/01/12                      8.75    12,485,000           --     12,485,000(d)        10,986,800             --    10,986,800
  09/01/14                     10.38     3,003,000           --      3,003,000(d)         2,597,595             --     2,597,595

 BONDS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
RH Donnelley
  Sr Unsecured
  01/15/13                      6.88   $ 1,579,000   $       --   $  1,579,000         $    205,270   $         --  $    205,270
                                                                                      ------------------------------------------
Total                                                                                    79,779,589     11,954,922    91,734,511
                                                                                      ------------------------------------------


METALS (1.6%)
CII Carbon LLC
  11/15/15                     11.13     3,890,000           --      3,890,000(d)         3,656,600             --     3,656,600
Freeport-McMoRan Copper &
  Gold
  Sr Unsecured
  04/01/15                      8.25     7,965,000           --      7,965,000            5,774,625             --     5,774,625
  04/01/17                      8.38     1,350,000    2,000,000      3,350,000              958,500      1,421,888     2,380,388
Noranda Aluminum Acquisition
  Pay-in-kind
  05/15/15                      6.60    11,258,000    1,350,000     12,608,000(i,n)       3,658,850        445,500     4,104,350
Peabody Energy
  Series B
  03/15/13                      6.88            --      500,000        500,000                   --        427,500       427,500
                                                                                      ------------------------------------------
Total                                                                                    14,048,575      2,294,888    16,343,463
                                                                                      ------------------------------------------


NON CAPTIVE CONSUMER (1.8%)
Triad Acquisition
  Sr Unsecured Series B
  05/01/13                     11.13    23,225,000           --     23,225,000           18,115,500             --    18,115,500
                                                                                      ------------------------------------------


NON CAPTIVE DIVERSIFIED (0.5%)
Ford Motor Credit LLC
  Sr Unsecured
  01/12/09                      5.80            --    1,600,000      1,600,000                   --      1,425,846     1,425,846
  09/15/10                     10.25            --    1,500,000      1,500,000                   --        757,831       757,831
  08/10/11                      9.88     2,947,000           --      2,947,000            1,414,560             --     1,414,560
GMAC LLC
  Sr Unsecured
  08/28/12                      6.88     3,105,000           --      3,105,000            1,086,964             --     1,086,964
  12/01/14                      6.75            --    1,000,000      1,000,000                   --        325,212       325,212
                                                                                      ------------------------------------------
Total                                                                                     2,501,524      2,508,889     5,010,413
                                                                                      ------------------------------------------


OIL FIELD SERVICES (0.3%)
Bristow Group
  09/15/17                      7.50            --    1,000,000      1,000,000                   --        695,000       695,000
Helix Energy Solutions Group
  Sr Unsecured
  01/15/16                      9.50     3,068,000      950,000      4,018,000(d)         1,610,700        503,500     2,114,200
                                                                                      ------------------------------------------
Total                                                                                     1,610,700      1,198,500     2,809,200
                                                                                      ------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.2%)
Cardtronics
  08/15/13                      9.25     8,906,000    1,400,000     10,306,000            6,601,573      1,044,750     7,646,323
Cardtronics
  Series B
  08/15/13                      9.25     5,653,000           --      5,653,000            4,190,286             --     4,190,286
                                                                                      ------------------------------------------
Total                                                                                    10,791,859      1,044,750    11,836,609
                                                                                      ------------------------------------------


OTHER INDUSTRY (0.7%)
Chart Inds
  Sr Sub Nts
  10/15/15                      9.13     9,185,000           --      9,185,000            6,567,275             --     6,567,275
                                                                                      ------------------------------------------


PACKAGING (0.6%)
Owens-Brockway Glass
  Container
  05/15/13                      8.25            --    2,000,000      2,000,000(c)                --      1,890,000     1,890,000
Vitro
  02/01/17                      9.13    16,236,000           --     16,236,000(c)         4,302,540             --     4,302,540
                                                                                      ------------------------------------------
Total                                                                                     4,302,540      1,890,000     6,192,540
                                                                                      ------------------------------------------


PAPER (2.5%)
Boise Cascade LLC
  10/15/14                      7.13     6,482,000           --      6,482,000            3,629,920             --     3,629,920

 BONDS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
Cascades
  02/15/13                      7.25   $ 2,985,000   $  500,000   $  3,485,000(c)      $  1,671,600   $    282,500  $  1,954,100
Domtar
  10/15/11                      7.88            --    1,000,000      1,000,000                   --        820,000       820,000
Georgia-Pacific LLC
  01/15/17                      7.13     4,918,000           --      4,918,000(d)         3,614,730             --     3,614,730
Georgia-Pacific LLC
  Sr Unsecured
  05/15/31                      8.88            --    3,000,000      3,000,000                   --      1,890,000     1,890,000
Graham Packaging Intl
  08/15/13                      9.50            --      500,000        500,000                   --        347,500       347,500
Jefferson Smurfit US
  Sr Unsecured
  06/01/13                      7.50     8,335,000           --      8,335,000            2,417,150             --     2,417,150
NewPage
  Sr Secured
  05/01/12                     10.00    11,127,000    1,565,000     12,692,000            6,008,580        852,925     6,861,505
Norampac
  06/01/13                      6.75     4,247,000           --      4,247,000(c)         2,165,970             --     2,165,970
Smurfit-Stone Container
  Enterprises
  Sr Unsecured
  03/15/17                      8.00     3,535,000    1,000,000      4,535,000              936,775        270,000     1,206,775
                                                                                      ------------------------------------------
Total                                                                                    20,444,725      4,462,925    24,907,650
                                                                                      ------------------------------------------


PHARMACEUTICALS (1.0%)
Warner Chilcott
  02/01/15                      8.75     9,902,000    1,000,000     10,902,000            8,738,515        887,500     9,626,015
                                                                                      ------------------------------------------


RETAILERS (0.3%)
Neiman Marcus Group
  Pay-in-kind
  10/15/15                      9.00     5,605,000    1,000,000      6,605,000(n)         2,382,125        430,000     2,812,125
Toys "R" Us
  Sr Unsecured
  10/15/18                      7.38            --    1,000,000      1,000,000                   --        415,000       415,000
                                                                                      ------------------------------------------
Total                                                                                     2,382,125        845,000     3,227,125
                                                                                      ------------------------------------------


TECHNOLOGY (2.3%)
Communications & Power Inds
  02/01/12                      8.00     9,130,000    1,700,000     10,830,000            7,486,600      1,402,500     8,889,100
CPI Intl
  Sr Unsecured
  02/01/15                      8.88     1,825,000           --      1,825,000(i)         1,797,625             --     1,797,625
Flextronics
  Sr Sub Nts
  11/15/14                      6.25            --    2,000,000      2,000,000(c)                --      1,490,000     1,490,000
SS&C Technologies
  12/01/13                     11.75     3,414,000           --      3,414,000            3,021,390             --     3,021,390
SunGard Data Systems
  08/15/13                      9.13            --    1,500,000      1,500,000                   --      1,170,000     1,170,000
  08/15/15                     10.25    10,890,000           --     10,890,000            6,316,200             --     6,316,200
                                                                                      ------------------------------------------
Total                                                                                    18,621,815      4,062,500    22,684,315
                                                                                      ------------------------------------------


TRANSPORTATION SERVICES (0.8%)
Hertz
  01/01/14                      8.88     2,930,000    1,635,000      4,565,000            1,512,613        852,244     2,364,857
  01/01/16                     10.50     9,479,000           --      9,479,000            3,791,600             --     3,791,600
Quality Distribution
  LLC/Capital
  01/15/12                      9.25     4,239,000           --      4,239,000(i)         1,504,845             --     1,504,845
                                                                                      ------------------------------------------
Total                                                                                     6,809,058        852,244     7,661,302
                                                                                      ------------------------------------------


WIRELESS (4.7%)
Centennial Communications
  Sr Nts
  01/01/13                      9.63    12,491,000      675,000     13,166,000(i)        11,679,085        634,500    12,313,585

 BONDS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                         RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
Cricket Communications
  11/01/14                      9.38   $        --   $1,000,000   $  1,000,000         $         --   $    798,750  $    798,750
  07/15/15                     10.00     5,915,000           --      5,915,000(d)         4,909,450             --     4,909,450
MetroPCS Wireless
  11/01/14                      9.25     9,995,000    1,590,000     11,585,000            8,195,900      1,311,750     9,507,650
Nextel Communications
  Series D
  08/01/15                      7.38    22,311,000    1,930,000     24,241,000            8,924,400        772,363     9,696,763
Nextel Communications
  Series E
  10/31/13                      6.88       365,000           --        365,000              153,300             --       153,300
Sprint Capital
  01/30/11                      7.63    10,570,000    1,510,000     12,080,000            7,610,400      1,087,686     8,698,086
Sprint Nextel
  Sr Unsecured
  12/01/16                      6.00            --    1,500,000      1,500,000                   --        833,623       833,623
                                                                                      ------------------------------------------
Total                                                                                    41,472,535      5,438,672    46,911,207
                                                                                      ------------------------------------------


WIRELINES (5.6%)
Citizens Communications
  Sr Unsecured
  03/15/15                      6.63            --      650,000        650,000                   --        425,750       425,750
Fairpoint Communications
  Sr Unsecured
  04/01/18                     13.13     7,865,000    1,000,000      8,865,000(d)         4,011,150        515,000     4,526,150
Frontier Communications
  Sr Unsecured
  03/15/19                      7.13     9,705,000           --      9,705,000            5,604,638             --     5,604,638
GCI
  Sr Unsecured
  02/15/14                      7.25     4,930,000           --      4,930,000            3,956,325             --     3,956,325
Level 3 Communications
  Sub Nts
  09/15/09                      6.00     3,050,000           --      3,050,000            2,806,000             --     2,806,000
Level 3 Financing
  03/15/13                     12.25     5,525,000    1,665,000      7,190,000            3,176,875        965,700     4,142,575
Qwest
  Sr Unsecured
  06/15/15                      7.63    11,190,000    2,000,000     13,190,000            8,448,450      1,520,000     9,968,450
  06/01/17                      6.50    11,610,000      800,000     12,410,000            8,127,000        564,000     8,691,000
  09/15/33                      6.88            --      500,000        500,000                   --        301,250       301,250
Qwest Communications Intl
  02/15/09                      5.65            --      333,000        333,000(i)                --        331,335       331,335
Windstream
  08/01/13                      8.13     1,875,000           --      1,875,000            1,546,875             --     1,546,875
  08/01/16                      8.63    11,807,000    1,575,000     13,382,000            9,209,459      1,236,375    10,445,834
  03/15/19                      7.00     4,605,000    1,000,000      5,605,000            3,188,963        697,500     3,886,463
                                                                                      ------------------------------------------
Total                                                                                    50,075,735      6,556,910    56,632,645
                                                                                      ------------------------------------------
TOTAL BONDS
(Cost: $1,164,725,519)                                                                 $686,849,745   $119,663,374  $806,513,119

--------------------------------------------------------------------------------------------------------------------------------



 SENIOR LOANS (13.2%)(H)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
BORROWER                       RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
AEROSPACE & DEFENSE (0.3%)
Alion Science and Technology
  Term Loan
  TBD                            TBD     4,565,000           --      4,565,000(g,p)       2,967,250             --     2,967,250
                                                                                      ------------------------------------------


AUTOMOTIVE (0.8%)
Ford Motor
  Term Loan
  TBD                            TBD     3,110,000           --      3,110,000(g,p)       1,265,770             --     1,265,770
  12/15/13                      4.43     8,257,975           --      8,257,975            3,360,995             --     3,360,995
Lear
  Term Loan
  TBD                            TBD     1,935,000           --      1,935,000(g,p)         932,032             --       932,032
                               3.59-
  06/27/14                      6.26     3,075,000           --      3,075,000            1,481,135             --     1,481,135
                                                                                      ------------------------------------------
Total                                                                                     7,039,932             --     7,039,932
                                                                                      ------------------------------------------


CHEMICALS (0.7%)
Hexion Specialty Chemicals
  Tranche C Term Loan
  TBD                            TBD    13,162,520           --     13,162,520(g,p)       7,019,967             --     7,019,967
                                                                                      ------------------------------------------


CONSUMER CYCLICAL SERVICES (0.4%)
West Corp
  Tranche B2 Term Loan
  TBD                            TBD     2,094,837           --      2,094,837(g,p)       1,298,799             --     1,298,799
                               3.77-
  10/24/13                      4.73     4,852,215           --      4,852,215            3,008,373             --     3,008,373
                                                                                      ------------------------------------------
Total                                                                                     4,307,172             --     4,307,172
                                                                                      ------------------------------------------


ENTERTAINMENT (0.3%)
AMC Entertainment
  Pay-in-kind Term Loan
  06/13/12                      7.82     5,910,940           --      5,910,940(n)         2,955,470             --     2,955,470
                                                                                      ------------------------------------------


FOOD AND BEVERAGE (0.3%)
Pinnacle Foods Finance LLC
  Term Loan
                               5.60-
  04/02/14                      6.80     3,823,901           --      3,823,901            2,619,372             --     2,619,372
                                                                                      ------------------------------------------


GAMING (1.4%)
Fontainebleau Las Vegas
  Delayed Draw Term Loan
  TBD                            TBD     5,657,216           --      5,657,216(g,p,q)     1,923,453             --     1,923,453
Fontainebleau Las Vegas
  Tranche B Term Loan
  06/06/14                      6.07    11,314,432           --     11,314,432            3,846,907             --     3,846,907
Great Lakes Gaming of
  Michigan
  Term Loan
  08/15/12                      9.00     8,230,891           --      8,230,891(k)         8,066,274             --     8,066,274
                                                                                      ------------------------------------------
Total                                                                                    13,836,634             --    13,836,634
                                                                                      ------------------------------------------


HEALTH CARE (1.8%)
HCA
  Tranche B Term Loan
  11/17/13                      6.01    11,595,783           --     11,595,783            8,669,819             --     8,669,819
IASIS Healthcare LLC
  Pay-in-kind Term Loan
  06/13/14                      8.76    17,913,812           --     17,913,812(n)         8,956,906             --     8,956,906
                                                                                      ------------------------------------------
Total                                                                                    17,626,725             --    17,626,725
                                                                                      ------------------------------------------


MEDIA CABLE (0.8%)
Charter Communications
  Term Loan
                               3.63-
  09/06/14                      5.63    12,383,461           --     12,383,461            8,342,118             --     8,342,118
                                                                                      ------------------------------------------


MEDIA NON CABLE (1.0%)
Dex Media West LLC
  Tranche B Term Loan
  TBD                            TBD     3,250,000           --      3,250,000(g,p)       1,618,500             --     1,618,500

 SENIOR LOANS (CONTINUED)

                              COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
BORROWER                       RATE      AMOUNT        AMOUNT        AMOUNT              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
Idearc
  Tranche B Term Loan
                               3.44-
  11/17/14                      5.77   $ 2,458,744   $       --   $  2,458,744         $    797,985   $         --  $    797,985
Nielson Finance
  Term Loan
  TBD                            TBD     3,090,000           --      3,090,000(c,g,p)     2,056,519             --     2,056,519
                               3.77-
  08/09/13                      4.39     8,232,167           --      8,232,167(c)         5,478,837             --     5,478,837
                                                                                      ------------------------------------------
Total                                                                                     9,951,841             --     9,951,841
                                                                                      ------------------------------------------


METALS (--%)
Noranda Aluminum
  Tranche B Term Loan
  TBD                            TBD       750,000           --        750,000(g,p)         438,750             --       438,750
                                                                                      ------------------------------------------


OIL FIELD SERVICES (1.2%)
Dresser
  2nd Lien Term Loan
  05/04/15                      7.99    20,560,000           --     20,560,000           12,473,135             --    12,473,135
                                                                                      ------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.5%)
ACE Cash Express
  Tranche B Term Loan
  10/05/13                      6.77     9,565,855           --      9,565,855            5,261,220             --     5,261,220
                                                                                      ------------------------------------------


PAPER (0.4%)
Georgia-Pacific
  Tranche B1 Term Loan
  TBD                            TBD     5,804,290           --      5,804,290(g,p)       4,516,492             --     4,516,492
                                                                                      ------------------------------------------


RETAILERS (1.2%)
Neiman Marcus Group
  Term Loan
                                                                   5,191,251(-
  TBD                            TBD     5,191,251           --            g,p)           3,263,065             --     3,263,065
  04/06/13                      4.57     2,123,950           --      2,123,950            1,335,051             --     1,335,051
Toys "R" Us
  Tranche B Term Loan
  TBD                            TBD     1,870,000           --      1,870,000(g,p)       1,095,502             --     1,095,502
  07/19/12                      5.72    11,110,199           --     11,110,199            6,508,688             --     6,508,688
                                                                                      ------------------------------------------
Total                                                                                    12,202,306             --    12,202,306
                                                                                      ------------------------------------------


TECHNOLOGY (1.4%)
Flextronics Intl
  Term Loan
                               6.13-
  10/01/14                      7.07    13,951,055           --     13,951,055            9,486,718             --     9,486,718
Flextronics Intl
  Tranche A1A Delayed Draw
  Term Loan
  10/01/14                      7.07     4,008,924           --      4,008,924            2,726,068             --     2,726,068
SunGard Data Systems
  Tranche B Term Loan
  TBD                            TBD     3,305,000           --      3,305,000(g,p)       2,267,527             --     2,267,527
                                                                                      ------------------------------------------
Total                                                                                    14,480,313             --    14,480,313
                                                                                      ------------------------------------------


WIRELINES (0.7%)
Fairpoint Communications
  Tranche B Term Loan
  03/08/15                      6.56    11,558,000           --     11,558,000            7,235,309             --     7,235,309
                                                                                      ------------------------------------------
TOTAL SENIOR LOANS
(Cost: $196,922,339)                                                                   $133,274,006   $         --  $133,274,006

--------------------------------------------------------------------------------------------------------------------------------



 COMMON STOCKS (--%)

ISSUER                                   SHARES        SHARES        SHARES              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                     1,646,684           --      1,646,684(b,j)    $     11,527   $         --  $     11,527
                                                                                      ------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                      29,470,000           --     29,470,000(b,k)              29             --            29
                                                                                      ------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (--%)
Arena Brands                               111,111           --        111,111(b,k,l)       158,889             --       158,889
                                                                                      ------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                                    $    170,445   $         --  $    170,445

--------------------------------------------------------------------------------------------------------------------------------


 OTHER (0.3%)

ISSUER                                   SHARES        SHARES        SHARES              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
OTHER FINANCIAL INSTITUTIONS
Varde Fund V LP                         25,000,000           --     25,000,000(e,k,l)  $  2,698,250   $         --  $  2,698,250
                                                                                      ------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                            $  2,698,250   $         --  $  2,698,250

--------------------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUNDS (7.3%)

                                         SHARES        SHARES        SHARES              VALUE(A)       VALUE(A)      VALUE(A)

                                                                   RIVERSOURCE                                       RIVERSOURCE
                                                                   HIGH YIELD                                        HIGH YIELD
                                       RIVERSOURCE    SELIGMAN      BOND FUND           RIVERSOURCE     SELIGMAN      BOND FUND
                                       HIGH YIELD    HIGH-YIELD     PRO FORMA           HIGH YIELD     HIGH-YIELD     PRO FORMA
                                        BOND FUND       FUND        COMBINED             BOND FUND        FUND        COMBINED
RiverSource Short-Term Cash Fund,
  0.69%                                 66,162,340                  66,162,340(r)      $ 66,162,340             --  $ 66,162,340
SSgA U.S. Treasury Money Market Fund            --    7,443,087      7,443,087                   --      7,443,087     7,443,087
                                                                                      ------------------------------------------
TOTAL MONEY MARKET FUNDS
(Cost: $73,605,427)                                                                    $ 66,162,340   $  7,443,087  $ 73,605,427
                                                                                      ------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                                                                                     $1,016,261,-
(Cost: $1,454,218,508)(s)                                                              $889,154,786   $127,106,461           247

--------------------------------------------------------------------------------------------------------------------------------


 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS




    (A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

    (B) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

    (C) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2008, the value of foreign securities represented 3.3% of net assets.

    (D) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2008, the value of these securities amounted to $160,159,644 of 15.9% of net assets.

    (E) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

    (F) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

    (G) At Nov. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $41,979,589.

    (H) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

    (I) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2008.

    (J) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Nov. 30, 2008 are as follows:

                                                  BEGINNING    PURCHASE   SALES      ENDING     DIVIDEND
ISSUER                                               COST        COST      COST       COST       INCOME    VALUE(A)
-------------------------------------------------------------------------------------------------------------------
Link Energy LLC Unit                             $13,076,335      --        --    $13,076,335      --       $11,527
-------------------------------------------------------------------------------------------------------------------



    (K) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 2008, is as follows:

                                                                            VALUE AS A
                                                                           PERCENTAGE OF         VALUE AS A           VALUE AS A
                                                                         RIVERSOURCE HIGH      PERCENTAGE OF      PERCENTAGE OF PRO
                                         ACQUISITION                      YIELD BOND FUND   SELIGMAN HIGH-YIELD     FORMA COMBINED
SECURITY                                    DATES              COST         NET ASSETS        FUND NET ASSETS         NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Arena Brands
  Common                                         09-03-92   $5,888,888         0.02%                 --                  0.02%
Crown Paper Escrow
  Common                                         04-16-07           --         0.00%                 --                  0.00%
Great Lakes Gaming of Michigan
  Term Loan
  9.00% 2012                       03-01-07 thru 09-15-07    8,114,567         0.92%                 --                  0.80%
United Artists Theatre Circuit
  Pass-Through Ctfs Series BB5
  9.30% 2015                       12-08-95 thru 04-03-02    6,129,317         0.68%                 --                  0.59%
United Artists Theatre Circuit
  Pass-Through Ctfs Series BC3
  9.30% 2015                                     12-06-01    1,684,496         0.22%                 --                  0.19%
Varde Fund V LP                    04-27-00 thru 06-19-00           --*        0.31%                 --                  0.27%



  * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

    (L) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

    (M) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

    (N) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

    (O) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

    (P) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

    (Q) At Nov. 30, 2008, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.


BORROWER                                                                 UNFUNDED COMMITMENT
--------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Delayed Draw                                          $5,509,045


    (R) Affiliated Money Market Fund -- See Note 5 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Nov. 30, 2008.

    (S) At Nov. 30, 2008, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                                    RIVERSOURCE
                                                                                                    HIGH YIELD
                                                                                                     BOND FUND
                                                          RIVERSOURCE             SELIGMAN           PRO FORMA
                                                     HIGH YIELD BOND FUND     HIGH-YIELD FUND        COMBINED
Cost of securities for federal income tax purposes:     $1,290,929,000          $163,289,000      $1,454,218,000
Unrealized appreciation                                 $    4,239,000          $     52,000      $    4,291,000
Unrealized depreciation                                   (406,013,000)          (36,235,000)       (442,248,000)
----------------------------------------------------------------------------------------------------------------
Net unrealized depreciation                             $ (401,774,000)         $(36,183,000)     $ (437,957,000)
----------------------------------------------------------------------------------------------------------------


RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (BUYING FUND)

SELIGMAN INTERNATIONAL GROWTH FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Oct. 31, 2008

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two Funds at, and for, the 12-month period ended Oct. 31, 2008. These statements have been derived from financial statements prepared for the RiverSource Partners International Select Growth Fund and the Seligman International Growth Fund as of Oct. 31, 2008. RiverSource Partners International Select Growth Fund invests primarily in equity securities of foreign issuers, in both developed and emerging markets, that are believed to offer strong growth potential. Seligman International Growth Fund invests primarily in high-quality, large- and mid-capitalization growth companies with a market capitalization of $1 billion or more at the time of purchase and will invest in any country; however, it typically will not invest in the United States.

Under the proposed Agreement and Plan of Reorganization, share classes of Seligman International Growth Fund would be exchanged for share classes of RiverSource Partners International Select Growth Fund.

                 SELLING FUND                                                          BUYING FUND
-----------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund Class A                  RiverSource Partners International Select Growth Fund Class A
-----------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund Class B                  RiverSource Partners International Select Growth Fund Class B
-----------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund Class C                  RiverSource Partners International Select Growth Fund Class C
-----------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund Class R(1)               RiverSource Partners International Select Growth Fund Class R2(2)
-----------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund Class I(1)               RiverSource Partners International Select Growth Fund Class R5(2)
-----------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman International Growth Fund will be redesignated as Class R2 and Class R5 shares, respectively.

(2) The inception date for the RiverSource Partners International Select Growth Fund Class R2 and Class R5 shares is expected to be in the third quarter of 2009.

Note: RiverSource Partners International Select Growth Fund also offers Class I and Class R4 shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Partners International Select Growth Fund, as if the transaction had occurred at the beginning of the fiscal year ending Oct. 31, 2008.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (BUYING FUND)

SELIGMAN INTERNATIONAL GROWTH FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                    RIVERSOURCE
                                                   RIVERSOURCE                       PARTNERS           RIVERSOURCE
                                                     PARTNERS       SELIGMAN       INTERNATIONAL         PARTNERS
                                                  INTERNATIONAL  INTERNATIONAL  SELECT GROWTH FUND     INTERNATIONAL
                                                  SELECT GROWTH      GROWTH          PRO FORMA      SELECT GROWTH FUND
OCT. 31, 2008 (UNAUDITED)                              FUND           FUND          ADJUSTMENTS     PRO FORMA COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                          $ 519,162,871   $ 45,146,953      $       --         $ 564,309,824
    Affiliated money market fund                  $  11,780,597   $         --      $       --         $  11,780,597
                                                  --------------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers                          $ 365,979,624   $ 39,362,312      $       --         $ 405,341,936
    Affiliated money market fund                  $  11,780,597   $         --      $       --         $  11,780,597
Cash                                                         --      2,688,791              --             2,688,791
Foreign currency holdings (identified cost $24
    for Seligman International Growth Fund)                  --             33              --                    33
Capital shares receivable                               222,943         61,705              --               284,648
Dividends and accrued interest receivable             1,232,232        112,553              --             1,344,785
Receivable for investment securities sold             6,333,407      2,629,866              --             8,963,273
Investment management services fees receivable
    (Note 2)                                                 --             --          16,139(a)             16,139
Transfer agency fees receivable (Note 2)                     --             --         139,352(b)            139,352
Other receivable (Note 2)                                    --             --          32,333(e)             32,333
Receivable from RiverSource Investments, LLC
    (Note 2)                                            272,508             --         923,981(f)          1,196,489
Unrealized appreciation on forward foreign
    currency contracts                                   92,879          8,960              --               101,839
Prepaid expenses                                             --         36,046              --                36,046
Other assets                                                 --          6,135              --                 6,135
----------------------------------------------------------------------------------------------------------------------
Total assets                                        385,914,190     44,906,401       1,111,805           431,932,396

----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Foreign currency overdraft                              408,258             --              --               408,258
Capital shares payable                                  337,883        194,926              --               532,809
Payable for investment securities purchased           6,072,577      4,524,435              --            10,597,012
Unrealized depreciation on forward foreign
    currency contracts                                   49,386         29,204              --                78,590
Accrued investment management services fees
    (Note 2)                                             10,225         52,908         (63,133)(a)                --
Accrued distribution fees                                 2,189         15,679              --                17,868
Accrued transfer agency fees (Note 2)                     1,989             --          (1,989)(b)                --
Accrued administrative services fees (Note 2)               825             --          62,281(c)             63,106
Accrued plan administration services fees (Note
    2)                                                        4             --           1,404(d)              1,408
Other accrued expenses (Note 2)                         127,787        108,855        (236,642)(e)                --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     7,011,123      4,926,007        (238,079)           11,699,051
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
    stock                                         $ 378,903,067   $ 39,980,394      $1,349,884         $ 420,233,345
----------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value for RiverSource
  Partners International Select Growth Fund and
  $.001 par value for Seligman International
  Growth Fund (Note 3)                            $     808,978   $      5,287      $   84,079         $     898,344
Additional paid-in capital (Note 3)                 593,834,837     74,630,032         (84,079)          668,380,790
Undistributed net investment income (Note 2)            393,561         19,115       1,349,884             1,762,560
Accumulated net realized gain (loss)                (62,954,767)   (28,895,024)             --           (91,849,791)
Unrealized appreciation (depreciation) on
    investments
  and on translation of assets and liabilities
     in foreign currencies                         (153,179,542)    (5,779,016)             --          (158,958,558)
----------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                     $ 378,903,067   $ 39,980,394      $1,349,884         $ 420,233,345
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                 Class A               $ 190,233,626   $ 17,996,886      $  607,641         $ 208,838,153
                            Class B               $  29,647,619   $  2,083,135      $   70,334         $  31,801,088
                            Class C               $   3,212,928   $ 10,403,453      $  351,259         $  13,967,640
                            Class I               $ 155,259,864            N/A      $       --         $ 155,259,864
                            Class R2                        N/A   $    414,091      $   13,981         $     428,072
                            Class R4              $     549,030            N/A      $       --         $     549,030
                            Class R5                        N/A   $  9,082,829      $  306,669         $   9,389,498
Shares outstanding (Note 3):               Class
    A shares                                         40,703,983      2,304,203              --            44,687,822
                            Class B shares            6,606,389        308,402              --             7,086,003
                            Class C shares              717,874      1,537,450              --             3,118,479
                            Class I shares           32,753,046            N/A              --            32,753,046
                            Class R2 shares                 N/A         53,633              --                91,664
                            Class R4 shares             116,504            N/A              --               116,504
                            Class R5 shares                 N/A      1,083,471              --             1,980,907
Net asset value per share of outstanding capital
    stock: Class A                                $        4.67   $       7.81      $       --         $        4.67
                            Class B               $        4.49   $       6.75      $       --         $        4.49
                            Class C               $        4.48   $       6.77      $       --         $        4.48
                            Class I               $        4.74            N/A      $       --         $        4.74
                            Class R2                        N/A   $       7.72      $       --         $        4.67
                            Class R4              $        4.71            N/A      $       --         $        4.71
                            Class R5                        N/A   $       8.38      $       --         $        4.74
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (BUYING FUND)

SELIGMAN INTERNATIONAL GROWTH FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                   RIVERSOURCE          RIVERSOURCE
                                                RIVERSOURCE                         PARTNERS             PARTNERS
                                                  PARTNERS        SELIGMAN        INTERNATIONAL        INTERNATIONAL
                                               INTERNATIONAL   INTERNATIONAL   SELECT GROWTH FUND   SELECT GROWTH FUND
                                               SELECT GROWTH       GROWTH           PRO FORMA            PRO FORMA
YEAR ENDED OCT. 31, 2008 (UNAUDITED)                FUND            FUND           ADJUSTMENTS           COMBINED
 INVESTMENT INCOME
Income:
Dividends                                      $  16,167,508    $  1,871,755       $        --         $  18,039,263
Interest                                              12,456          15,962                --                28,418
Income distributions from affiliated money
  market fund                                        739,119              --                --               739,119
Fee income from securities lending                   385,329              --                --               385,329
  Less foreign taxes withheld                     (1,602,354)       (140,903)               --            (1,743,257)
----------------------------------------------------------------------------------------------------------------------
Total income                                      15,702,058       1,746,814                --            17,448,872
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)       5,965,413         813,827           (79,272)(a)         6,699,968
Distribution fees
     Class A                                         850,640          99,447                --               950,087
     Class B                                         586,365          55,984                --               642,349
     Class C                                          55,865         225,513                --               281,378
     Class R2                                             --           2,810                --                 2,810
Transfer agency fees (Note 2)
     Class A                                         730,718         180,772           (75,778)(b)           835,712
     Class B                                         133,231          24,550            (8,600)(b)           149,181
     Class C                                          12,429         104,720           (52,298)(b)            64,851
     Class R2                                             --           2,737            (2,456)(b)               281
     Class R4                                            569              --                --                   569
     Class R5                                             --           9,064            (2,209)(b)             6,855
Administrative services fees (Note 2)                511,522              --            62,281(c)            573,803
Plan administration services fees (Note 2)
     Class R2                                             --              --             1,404(d)              1,404
     Class R4                                          2,845              --                --                 2,845
Compensation of board members (Note 2)                14,027           7,896            (6,106)(e)            15,817
Custodian fees (Note 2)                              340,490         177,274          (133,818)(e)           383,946
Printing and postage (Note 2)                        102,584          30,105           (17,013)(e)           115,676
Registration fees (Note 2)                            66,850          64,770           (56,238)(e)            75,382
Professional fees (Note 2)                            58,787          56,216           (48,713)(e)            66,290
Other (Note 2)                                        34,814          11,530            (7,087)(e)            39,257
----------------------------------------------------------------------------------------------------------------------
Total expenses                                     9,467,149       1,867,215          (425,903)           10,908,461
  Expenses waived/reimbursed by RiverSource
     Investments, LLC (Note 2)                      (277,382)        (23,792)         (923,981)(f)        (1,225,155)
  Earnings and bank fee credits on cash
     balances                                         (5,620)             --                --                (5,620)
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                 9,184,147       1,843,423        (1,349,884)            9,677,686
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    6,517,911         (96,609)        1,349,884             7,771,186
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                          (58,195,406)    (30,998,937)               --           (89,194,343)
  Foreign currency transactions                     (527,664)      1,929,320                --             1,401,656
  Payment from RiverSource Investments, LLC          272,508              --                --               272,508
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments          (58,450,562)    (29,069,617)               --           (87,520,179)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies                            (346,344,916)    (31,217,589)               --          (377,562,505)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                    (404,795,478)    (60,287,206)               --          (465,082,684)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(398,277,567)   $(60,383,815)      $ 1,349,884         $(457,311,498)
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND (BUYING FUND)

SELIGMAN INTERNATIONAL GROWTH FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Oct. 31, 2008)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two Funds at, and for, the 12-month period ended Oct. 31, 2008. These statements have been derived from financial statements prepared for the RiverSource Partners International Select Growth Fund and the Seligman International Growth Fund as of Oct. 31, 2008.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Partners International Select Growth Fund invests primarily in equity securities of foreign issuers, in both developed and emerging markets, that are believed to offer strong growth potential.

Seligman International Growth Fund invests primarily in high-quality, large- and mid-capitalization growth companies with a market capitalization of $1 billion or more at the time of purchase and will invest in any country; however, it typically will not invest in the United States.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of Seligman International Growth Fund in exchange for Class A, Class B, Class C, Class R2 and Class R5 shares of RiverSource Partners International Select Growth Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Partners International Select Growth Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Partners International Select Growth Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganization. In addition, the Performance Incentive Adjustment (PIA) was calculated based on the combined average net assets of the two funds and the RiverSource Partners International Select Growth Fund PIA rate as of Oct. 31, 2008.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each Seligman International Growth Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the change in other fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement (through Oct. 31, 2009) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class R2 and Class R5 shares of RiverSource Partners International Select Growth Fund as if the Reorganization were to have taken place on Oct. 31, 2008. The following table reflects the number of RiverSource Partners International Select Growth Fund shares assumed to be issued to the shareholders of the Seligman International Growth Fund.

                                                                             RIVERSOURCE
                                                            SELIGMAN          PARTNERS
                                                         INTERNATIONAL      INTERNATIONAL            TOTAL
                                                          GROWTH FUND    SELECT GROWTH FUND        PRO FORMA
                                                         SHARES ISSUED   SHARES OUTSTANDING   SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------
Class A                                                    3,983,839         40,703,983           44,687,822
----------------------------------------------------------------------------------------------------------------
Class B                                                      479,614          6,606,389            7,086,003
----------------------------------------------------------------------------------------------------------------
Class C                                                    2,400,605            717,874            3,118,479
----------------------------------------------------------------------------------------------------------------
Class I                                                          N/A         32,753,046           32,753,046
----------------------------------------------------------------------------------------------------------------
Class R2(1),(2)                                               91,664                N/A               91,664
----------------------------------------------------------------------------------------------------------------
Class R4                                                         N/A            116,504              116,504
----------------------------------------------------------------------------------------------------------------
Class R5(1),(2)                                            1,980,907                N/A            1,980,907
----------------------------------------------------------------------------------------------------------------



(1) Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman International Growth Fund will be redesignated as Class R2 and Class R5 shares, respectively.

(2) The inception date for the RiverSource Partners International Select Growth Fund Class R2 and Class R5 shares is expected to be in the third quarter of 2009.

COMBINED PORTFOLIO OF INVESTMENTS
RiverSource Partners International Select Growth Fund

OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES


 COMMON STOCKS (96.5%)(C)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
AUSTRALIA (4.0%)
Australian
Stock
Exchange               30,000               --             30,000          $    602,083       $        --      $    602,083
BHP Billiton          230,250               --            230,250             4,421,058                --         4,421,058
Billabong
Intl                  155,000               --            155,000             1,238,434                --         1,238,434
Centennial
Coal                  226,795               --            226,795               533,044                --           533,044
CSL                    76,559           28,623            105,182             1,860,918           697,638         2,558,556
Leighton
Holdings               43,763               --             43,763               727,297                --           727,297
Mount Gibson
Iron                  292,336               --            292,336(b)             73,119                --            73,119
OneSteel              214,024               --            214,024               491,444                --           491,444
Origin
Energy                153,032               --            153,032             1,604,046                --         1,604,046
Perpetual              35,000               --             35,000               814,601                --           814,601
Rio Tinto              38,029               --             38,029             1,966,312                --         1,966,312
Sino Gold
Mining                323,000               --            323,000(b)            743,575                --           743,575
Sonic
Healthcare             97,607               --             97,607               891,528                --           891,528
                                                                       -------------------------------------------------------
Total                                                                        15,967,459           697,638        16,665,097
                                                                       -------------------------------------------------------


AUSTRIA (0.4%)
OMV                    20,288               --             20,288               649,187                --           649,187
Verbund
Series A               23,257               --             23,257             1,099,820                --         1,099,820
                                                                       -------------------------------------------------------
Total                                                                         1,749,007                --         1,749,007
                                                                       -------------------------------------------------------


BELGIUM (0.7%)
Colruyt                 4,203               --              4,203               944,315                --           944,315
Eurofins
Scientific              8,000               --              8,000               447,988                --           447,988
Groupe
Bruxelles
Lambert                 8,156               --              8,156               598,950                --           598,950
Hansen
Transmis-
sions Intl                 --          209,064            209,064(b)                 --           353,482           353,482
Mobistar               10,571               --             10,571               701,244                --           701,244
                                                                       -------------------------------------------------------
Total                                                                         2,692,497           353,482         3,045,979
                                                                       -------------------------------------------------------


BRAZIL (0.8%)
Companhia
Vale do Rio
Doce ADR                   --           20,300             20,300                    --           266,336           266,336
Localiza
Rent A Car            117,300               --            117,300               456,589                --           456,589
Natura
Cosmeticos             70,000               --             70,000               590,361                --           590,361
Petroleo
Brasileiro
ADR                        --           10,700             10,700                    --           287,723           287,723
Porto Seguro          150,000               --            150,000               747,220                --           747,220
Suzano Papel
e Celulose            196,000               --            196,000             1,167,099                --         1,167,099
                                                                       -------------------------------------------------------
Total                                                                         2,961,269           554,059         3,515,328
                                                                       -------------------------------------------------------


CAMBODIA (0.1%)
NagaCorp            2,500,000               --          2,500,000               436,171                --           436,171
                                                                       -------------------------------------------------------


CANADA (4.8%)
Agrium                 19,400               --             19,400               743,349                --           743,349
Alimentation
Couche-Tard            58,100               --             58,100               783,539                --           783,539
Barrick Gold               --           10,100             10,100                    --           229,472           229,472
Brookfield
Asset
Management
Cl A                   71,600               --             71,600             1,253,795                --         1,253,795
Canadian
Natural
Resources                  --            4,800              4,800                    --           242,210           242,210
Canadian Oil
Sands Trust
Unit                   29,400               --             29,400               789,075                --           789,075
CCL Inds Cl
B                      31,000               --             31,000               771,816                --           771,816
CGI Group Cl
A                     102,218               --            102,218(b)            816,082                --           816,082
EnCana                 67,600               --             67,600             3,435,120                --         3,435,120
Gildan
Activewear             24,943               --             24,943(b)            581,682                --           581,682

 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
Horizon
North
Logistics             114,400               --            114,400(b)       $     75,004       $        --      $     75,004
Ivanhoe
Mines                  39,000               --             39,000(b)            101,954                --           101,954
Potash Corp
of
Saskatchewan           20,400           12,800             33,200             1,737,034         1,091,328         2,828,362
Precision
Drilling
Trust Unit             36,300               --             36,300               391,635                --           391,635
Research in
Motion                     --            7,600              7,600(b)                 --           383,268           383,268
Rogers
Communica-
tions Cl B                 --           13,400             13,400                    --           389,004           389,004
ShawCor Cl A           77,300               --             77,300             1,170,775                --         1,170,775
Shoppers
Drug Mart              39,400               --             39,400             1,517,208                --         1,517,208
Sino-Forest
Cl A                   91,200               --             91,200(b)            853,758                --           853,758
Suncor
Energy                 13,900               --             13,900               333,960                --           333,960
Talisman
Energy                     --           20,000             20,000                    --           197,627           197,627
Teck Cominco
Cl B                   53,400               --             53,400               531,807                --           531,807
Tesco                  16,500               --             16,500(b)            187,770                --           187,770
Toronto-
Dominion
Bank                   15,700               --             15,700               741,644                --           741,644
Uranium One           138,000               --            138,000(b)            116,818                --           116,818
UTS Energy             77,000               --             77,000(b)             58,791                --            58,791
Viterra                62,800               --             62,800(b)            398,705                --           398,705
Xtreme Coil
Drilling               14,600               --             14,600(b)             46,043                --            46,043
                                                                       -------------------------------------------------------
Total                                                                        17,437,364         2,532,909        19,970,273
                                                                       -------------------------------------------------------


CHILE (0.4%)
SQM ADR                73,000               --             73,000             1,671,700                --         1,671,700
                                                                       -------------------------------------------------------


CHINA (1.1%)
China
Communica-
tions
Construction               --          166,000            166,000                    --           115,961           115,961
China Mass
Media Intl
Advertising
ADR                    65,200               --             65,200(b)            283,620                --           283,620
China
Shipping
Development
Series H              803,000               --            803,000               791,361                --           791,361
Ctrip.com
Intl ADR                   --           12,300             12,300                    --           376,134           376,134
Jiangsu
Expressway
Series H            1,572,000               --          1,572,000             1,099,606                --         1,099,606
Mindray
Medical Intl
ADR                    16,000               --             16,000               344,960                --           344,960
Parkson
Retail Group               --          228,500            228,500                    --           209,722           209,722
Sinotrans
Series H            2,100,000               --          2,100,000               471,572                --           471,572
Sohu.com                   --            8,400              8,400(b)                 --           461,496           461,496
TravelSky
Technology
Series H              762,900               --            762,900               183,572                --           183,572
VisionChina
Media ADR              23,800               --             23,800(b)            190,400                --           190,400
                                                                       -------------------------------------------------------
Total                                                                         3,365,091         1,163,313         4,528,404
                                                                       -------------------------------------------------------


CZECH REPUBLIC (0.2%)
Komercni
Banka                   4,400               --              4,400               670,981                --           670,981
                                                                       -------------------------------------------------------


DENMARK (1.2%)
Carlsberg Cl
B                          --            3,446              3,446                    --           136,434           136,434
Novo Nordisk
Series B               51,000               --             51,000             2,733,692                --         2,733,692
Novozymes
Series B               12,070               --             12,070               852,072                --           852,072
Vestas Wind
Systems                26,025            9,828             35,853(b)          1,065,958           404,536         1,470,494
                                                                       -------------------------------------------------------
Total                                                                         4,651,722           540,970         5,192,692
                                                                       -------------------------------------------------------


FINLAND (1.5%)
Cargotec
Series B               24,000               --             24,000               332,108                --           332,108
Fortum                 48,994               --             48,994             1,203,653                --         1,203,653
Jaakko Poyry
Group                  81,000               --             81,000             1,074,895                --         1,074,895
Nokia                 152,209           32,538            184,747             2,330,743           496,303         2,827,046
Ramirent               90,000               --             90,000               362,740                --           362,740
Stockmann
Series B               49,000               --             49,000               660,157                --           660,157
                                                                       -------------------------------------------------------
Total                                                                         5,964,296           496,303         6,460,599
                                                                       -------------------------------------------------------


FRANCE (5.3%)
ALSTOM                 31,243               --             31,243             1,547,971                --         1,547,971
APRIL Group            16,000               --             16,000               580,073                --           580,073

 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
BNP Paribas                --            9,112              9,112          $         --       $   661,455      $    661,455
Carbone
Lorraine               16,800               --             16,800               499,447                --           499,447
Eutelsat
Communica-
tions                  31,521               --             31,521               676,304                --           676,304
France
Telecom                    --           31,430             31,430                    --           793,124           793,124
GDF Suez               99,746               --             99,746             4,438,489                --         4,438,489
Gemalto                25,040               --             25,040(b)            701,305                --           701,305
Hermes Intl            10,905               --             10,905             1,406,993                --         1,406,993
Hi-Media               50,000               --             50,000(b)            127,113                --           127,113
Iliad                  11,000               --             11,000               869,650                --           869,650
Ingenico               23,377               --             23,377               364,971                --           364,971
Meetic                 20,000               --             20,000(b)            281,912                --           281,912
Neopost                12,000               --             12,000             1,004,314                --         1,004,314
Norbert
Dentressan-
gle                    12,500               --             12,500               689,163                --           689,163
Pierre &
Vacances               11,000               --             11,000               503,579                --           503,579
PPR                        --            8,227              8,227(b)                 --           523,954           523,954
Rubis                  13,200               --             13,200               730,841                --           730,841
Sanofi-
Aventis                    --            8,325              8,325                    --           523,995           523,995
Societe
Generale                   --            5,307              5,307                    --           291,394           291,394
SR
Teleperform-
ance                   28,979               --             28,979               625,105                --           625,105
SUEZ                       20               --                 20                   867                --               867
Total                      --            6,874              6,874                    --           377,553           377,553
Ubisoft
Entertain-
ment                   15,290               --             15,290(b)            807,931                --           807,931
Unibail-
Rodamco                 8,131               --              8,131             1,219,095                --         1,219,095
Vallourec               5,210               --              5,210               582,579                --           582,579
Vivendi                50,233               --             50,233             1,312,582                --         1,312,582
                                                                       -------------------------------------------------------
Total                                                                        18,970,284         3,171,475        22,141,759
                                                                       -------------------------------------------------------


GERMANY (5.6%)
Allianz                    --            2,456              2,456                    --           183,927           183,927
Bayer                  26,618               --             26,618             1,488,308                --         1,488,308
CTS Eventim            38,900               --             38,900               965,704                --           965,704
Deutsche
Beteiligungs           17,500               --             17,500               232,702                --           232,702
Deutsche
Telekom                    --           58,432             58,432                    --           869,732           869,732
E.ON                  137,121               --            137,121             5,245,880                --         5,245,880
ElringKlin-
ger                    54,500               --             54,500               444,214                --           444,214
Fresenius
Medical                    --           13,242             13,242                    --           594,236           594,236
GEA Group              48,989               --             48,989               705,725                --           705,725
Hamburger
Hafen und
Logistik                9,000               --              9,000               301,349                --           301,349
Metro                      --            3,687              3,687                    --           118,818           118,818
MPC
Muenchmeyer
Petersen
Capital                 3,000               --              3,000                28,225                --            28,225
Rational                8,200               --              8,200               843,066                --           843,066
Rhon-
Klinikum               84,100               --             84,100             1,808,085                --         1,808,085
RWE                    13,685               --             13,685             1,137,611                --         1,137,611
SAP                    72,747               --             72,747             2,566,811                --         2,566,811
SGL Carbon             25,902               --             25,902(b)            508,291                --           508,291
Siemens                29,647               --             29,647             1,780,304                --         1,780,304
Takkt                  40,000               --             40,000               392,247                --           392,247
Tognum                 26,600               --             26,600               296,574                --           296,574
Vossloh                13,900               --             13,900             1,058,633                --         1,058,633
Wacker
Chemie                  6,226               --              6,226               677,220                --           677,220
Wincor
Nixdorf                28,100               --             28,100             1,220,124                --         1,220,124
ZhongDe
Waste
Technology             12,100               --             12,100               149,877                --           149,877
                                                                       -------------------------------------------------------
Total                                                                        21,850,950         1,766,713        23,617,663
                                                                       -------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
GREECE (0.8%)
Alpha Bank             87,238               --             87,238          $  1,273,218       $        --      $  1,273,218
Intralot-
Integrated
Lottery
Systems &
Services              251,000               --            251,000             1,291,709                --         1,291,709
OPAP                   45,376               --             45,376               990,420                --           990,420
                                                                       -------------------------------------------------------
Total                                                                         3,555,347                --         3,555,347
                                                                       -------------------------------------------------------


HONG KONG (2.4%)
BOC Hong
Kong
Holdings              428,500               --            428,500               490,631                --           490,631
Cheung Kong
Holdings               89,000               --             89,000               854,585                --           854,585
China Green
Holdings            1,420,000               --          1,420,000             1,102,535                --         1,102,535
China Mobile               --           22,500             22,500                    --           197,419           197,419
Esprit
Holdings                   --           10,500             10,500                    --            58,946            58,946
FU JI Food &
Catering
Services
Holdings              737,000               --            737,000               390,163                --           390,163
Global
Digital
Creations
Holdings            1,894,600               --          1,894,600(b)             21,758                --            21,758
Hang Seng
Bank                   64,400               --             64,400               803,597                --           803,597
Hong Kong
Aircraft
Engineering            50,000               --             50,000               394,136                --           394,136
Hong Kong
Exchanges
and Clearing          140,000               --            140,000             1,419,797                --         1,419,797
Hopewell
Highway
Infrastruc-
ture                1,100,000               --          1,100,000               720,217                --           720,217
Hutchison
Whampoa               249,000               --            249,000             1,345,642                --         1,345,642
Lenovo Group        1,257,000               --          1,257,000               381,138                --           381,138
Lifestyle
Intl
Holdings              860,000               --            860,000               574,081                --           574,081
Noble Group           642,000               --            642,000               467,559                --           467,559
REXCAPITAL
Financial
Holdings            5,000,000               --          5,000,000(b)             92,400                --            92,400
TPV
Technology          1,495,000               --          1,495,000               296,835                --           296,835
Wharf
Holdings              172,000               --            172,000               343,198                --           343,198
Xinyu
Hengdeli
Holdings            1,600,000               --          1,600,000               290,280                --           290,280
                                                                       -------------------------------------------------------
Total                                                                         9,988,552           256,365        10,244,917
                                                                       -------------------------------------------------------


INDIA (1.0%)
Asian Paints           48,446               --             48,446               948,029                --           948,029
Housing
Development
Finance                33,000               --             33,000             1,197,876                --         1,197,876
Jain
Irrigation
Systems                77,000               --             77,000               480,755                --           480,755
Mundra Port
and Special
Economic
Zone                   63,500               --             63,500               468,449                --           468,449
Shree Cement            8,350               --              8,350                68,553                --            68,553
Shriram
Transport
Finance                80,000               --             80,000               355,023                --           355,023
United
Phosphorus            380,000               --            380,000               837,318                --           837,318
                                                                       -------------------------------------------------------
Total                                                                         4,356,003                --         4,356,003
                                                                       -------------------------------------------------------


INDONESIA (0.1%)
Perusahaan
Gas Negara          3,500,000               --          3,500,000               438,744                --           438,744
                                                                       -------------------------------------------------------


IRELAND (0.5%)
Paddy Power            24,500               --             24,500               417,623                --           417,623
United Drug           400,000               --            400,000             1,553,717                --         1,553,717
                                                                       -------------------------------------------------------
Total                                                                         1,971,340                --         1,971,340
                                                                       -------------------------------------------------------


ISRAEL (0.5%)
Teva
Pharmaceuti-
cal Inds ADR               --           43,900             43,900                    --         1,882,432         1,882,432
                                                                       -------------------------------------------------------


ITALY (1.0%)
Amplifon               69,500               --             69,500               108,379                --           108,379
Cobra
Automotive
Technologies           30,000               --             30,000(b)             80,488                --            80,488
Compagnie
Industriali
Riunite               453,100               --            453,100               486,566                --           486,566
Enel                  177,532               --            177,532             1,187,314                --         1,187,314
GranitiFian-
dre                    62,000               --             62,000               295,298                --           295,298
Lottomatica            34,182               --             34,182               797,798                --           797,798

 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
SABAF                  15,000               --             15,000          $    309,065       $        --      $    309,065
Terna -- R-
ete
Elettrica
Nationale             253,964               --            253,964               818,778                --           818,778
                                                                       -------------------------------------------------------
Total                                                                         4,083,686                --         4,083,686
                                                                       -------------------------------------------------------


JAPAN (20.7%)
AEON Delight           35,000               --             35,000               862,450                --           862,450
AEON Mall              54,000               --             54,000             1,333,410                --         1,333,410
Ain
Pharmaciez             35,000               --             35,000               670,836                --           670,836
AS ONE                 28,600               --             28,600               569,247                --           569,247
Asahi
Breweries              80,900               --             80,900             1,335,726                --         1,335,726
Asics                  95,100               --             95,100               596,035                --           596,035
Astellas
Pharma                 23,900           10,600             34,500               962,931           433,347         1,396,278
Bank of
Kyoto                  76,000               --             76,000               799,648                --           799,648
Benesse                18,700               --             18,700               785,636                --           785,636
Canon                  33,400               --             33,400             1,169,048                --         1,169,048
Chuo Mitsui
Trust
Holdings              110,000               --            110,000               434,114                --           434,114
Cosel                  69,900               --             69,900               580,877                --           580,877
CyberAgent                700               --                700               625,113                --           625,113
Daihatsu
Motor                  78,000               --             78,000               577,668                --           577,668
Daiichi
Sankyo                     --           10,300             10,300                    --           210,780           210,780
Daito Trust
Construction           19,000               --             19,000               801,739                --           801,739
East Japan
Railway                   369               --                369             2,626,539                --         2,626,539
Eisai                      --           10,200             10,200                    --           335,299           335,299
FamilyMart             22,900               --             22,900               907,531                --           907,531
Fast
Retailing              17,163               --             17,163             1,830,225                --         1,830,225
FCC                    60,000               --             60,000               748,863                --           748,863
Fukuoka REIT              120               --                120               471,728                --           471,728
Glory                  35,000               --             35,000               501,729                --           501,729
Hamamatsu
Photonics              25,000               --             25,000               555,031                --           555,031
Hisamitsu
Pharmaceuti-
cal                    26,200               --             26,200             1,092,308                --         1,092,308
Hitachi               434,000               --            434,000             2,038,222                --         2,038,222
Hitachi
Metals                 68,000               --             68,000               511,442                --           511,442
Honda Motor            49,900               --             49,900             1,241,129                --         1,241,129
Hosiden                58,300               --             58,300               612,429                --           612,429
Ibiden                 35,000               --             35,000               654,910                --           654,910
ITOCHU                189,000               --            189,000               999,097                --           999,097
Japan Pure
Chemical                   46               --                 46               103,495                --           103,495
Japan
Tobacco                   621              168                789             2,203,721           596,540         2,800,261
Jupiter
Telecommuni-
cations                 2,100               --              2,100             1,407,356                --         1,407,356
Kamigumi              130,000               --            130,000             1,034,514                --         1,034,514
Kansai Paint          370,000               --            370,000             2,065,596                --         2,065,596
Kansai Urban
Banking                10,400               --             10,400                12,079                --            12,079
KDDI                      247               --                247             1,480,322                --         1,480,322
Keyence                 4,400               --              4,400               843,413                --           843,413
Kintetsu
World
Express                35,400               --             35,400               513,934                --           513,934
Konami                 31,000               --             31,000               560,973                --           560,973
Kurita Water
Inds                   30,600               --             30,600               698,367                --           698,367
Lawson                 20,900               --             20,900             1,021,801                --         1,021,801
Makita                 26,000               --             26,000               471,574                --           471,574
Marubeni              319,000               --            319,000             1,239,676                --         1,239,676
Mitsubishi            129,300               --            129,300             2,167,912                --         2,167,912
Mitsubishi
Electric              272,000               --            272,000             1,686,687                --         1,686,687
Mitsubishi
UFJ
Financial
Group                 426,000               --            426,000             2,677,806                --         2,677,806
Mitsui & Co           109,000               --            109,000             1,056,451                --         1,056,451
Mitsui
Fudosan               121,000           16,000            137,000             2,111,225           275,464         2,386,689
Mitsui OSK
Lines                 184,000               --            184,000               961,100                --           961,100

 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
Mitsui
Sumitomo
Insurance
Group
Holdings               22,500               --             22,500          $    625,413       $        --      $    625,413
MIURA                  27,300               --             27,300               560,927                --           560,927
Nakanishi               8,400               --              8,400               602,146                --           602,146
NGK
Insulators             43,000               --             43,000               446,751                --           446,751
Nikon                  73,000               --             73,000             1,029,087                --         1,029,087
Nintendo                8,900            1,200             10,100             2,860,443           378,477         3,238,920
Nippon
Building
Fund                       90               --                 90               865,051                --           865,051
Nippon Meat
Packers                51,000               --             51,000               699,714                --           699,714
Nippon
Residential
Investment                208               --                208               111,964                --           111,964
Nippon Yusen
Kabushiki
Kaisha                179,000               --            179,000               865,828                --           865,828
NTT DoCoMo                 --              235                235                    --           372,841           372,841
Olympus                27,000               --             27,000               520,484                --           520,484
ORIX JREIT                140               --                140               641,964                --           641,964
Osaka
Securities
Exchange                  255               --                255               838,156                --           838,156
Panasonic             165,000               --            165,000             2,657,857                --         2,657,857
POINT                  20,000               --             20,000               982,553                --           982,553
Rakuten                 2,104               --              2,104             1,043,324                --         1,043,324
Ryohin
Keikaku                13,000               --             13,000               622,181                --           622,181
Seven Bank                421               --                421             1,212,919                --         1,212,919
Shimano                23,700               --             23,700               678,139                --           678,139
Shin-Etsu
Chemical               47,000               --             47,000             2,499,005                --         2,499,005
Sony                   17,300               --             17,300               410,131                --           410,131
Square Enix
Holdings               23,000               --             23,000               579,615                --           579,615
Suruga Bank           144,000               --            144,000             1,355,921                --         1,355,921
Sysmex                 16,800               --             16,800               522,045                --           522,045
T&D Holdings           18,300               --             18,300               699,279                --           699,279
T. Hasegawa            42,500               --             42,500               606,812                --           606,812
Tamron                 35,000               --             35,000               376,418                --           376,418
Tokio Marine
Holdings               67,600               --             67,600             2,085,765                --         2,085,765
TOPCON                127,800               --            127,800               719,522                --           719,522
Uni-Charm                  --            5,700              5,700                    --           406,750           406,750
Unicharm
PetCare                31,300               --             31,300             1,104,766                --         1,104,766
Union Tool             25,600               --             25,600               567,829                --           567,829
Ushio                  45,000               --             45,000               608,096                --           608,096
USS                    11,000               --             11,000               673,940                --           673,940
Wacom                     413               --                413               364,760                --           364,760
Yahoo! Japan               --            1,115              1,115                    --           365,023           365,023
Yokohama
Rubber                126,000               --            126,000               618,424                --           618,424
Yusen Air &
Sea Service            52,000               --             52,000               558,488                --           558,488
ZENRIN                 26,000               --             26,000               218,561                --           218,561
                                                                       -------------------------------------------------------
Total                                                                        83,647,941         3,374,521        87,022,462
                                                                       -------------------------------------------------------


LUXEMBOURG (0.7%)
ArcelorMit-
tal                    39,516               --             39,516             1,025,534                --         1,025,534
Millicom
Intl
Cellular                   --           10,600             10,600                    --           424,000           424,000
SES FDR                82,000               --             82,000             1,474,624                --         1,474,624
                                                                       -------------------------------------------------------
Total                                                                         2,500,158           424,000         2,924,158
                                                                       -------------------------------------------------------


MEXICO (0.4%)
Financiera
Independen-
cia                   177,654               --            177,654               122,404                --           122,404
Grupo
Aeropor-
tuario del
Sureste ADR            24,000               --             24,000               773,760                --           773,760
Urbi
Desarrollos
Urbanos               500,000               --            500,000(b)            751,283                --           751,283
                                                                       -------------------------------------------------------
Total                                                                         1,647,447                --         1,647,447
                                                                       -------------------------------------------------------


NETHERLANDS (4.6%)
Aalberts
Inds                   91,317               --             91,317               833,948                --           833,948
Arcadis                48,900               --             48,900               578,517                --           578,517

 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
Fugro                  58,686               --             58,686          $  2,096,360       $        --      $  2,096,360
Imtech                 94,000               --             94,000             1,435,565                --         1,435,565
Koninklijke
(Royal) KPN           177,259           29,240            206,499             2,495,490           411,430         2,906,920
Koninklijke
Ahold                 159,087               --            159,087             1,707,254                --         1,707,254
Koninklijke
DSM                    17,547               --             17,547               488,483                --           488,483
Koninklijke
Vopak                  39,126               --             39,126             1,268,153                --         1,268,153
Qiagen                 29,712               --             29,712(b)            423,313                --           423,313
Reed
Elsevier              122,169               --            122,169             1,632,340                --         1,632,340
Royal
Boskalis
Westminster            18,419               --             18,419               607,855                --           607,855
Smit Intl              13,400               --             13,400               903,800                --           903,800
Ten Cate               74,320               --             74,320             1,575,191                --         1,575,191
Unilever               70,309               --             70,309             1,693,811                --         1,693,811
Unit 4
Agresso                64,150               --             64,150               960,568                --           960,568
Wavin                  66,830               --             66,830               233,133                --           233,133
                                                                       -------------------------------------------------------
Total                                                                        18,933,781           411,430        19,345,211
                                                                       -------------------------------------------------------


NEW ZEALAND (0.1%)
Sky City
Entertain-
ment Group            264,229               --            264,229               509,677                --           509,677
                                                                       -------------------------------------------------------


NORWAY (0.7%)
DNB NOR                   100               --                100                   580                --               580
Kongsberg
Automotive             63,150               --             63,150(b)             34,429                --            34,429
StatoilHydro           84,200               --             84,200             1,694,523                --         1,694,523
Tandberg               34,300               --             34,300               424,614                --           424,614
Yara Intl              29,770               --             29,770               622,312                --           622,312
                                                                       -------------------------------------------------------
Total                                                                         2,776,458                --         2,776,458
                                                                       -------------------------------------------------------


POLAND ( -- %)
ING Bank
Slaski                  1,200               --              1,200               172,178                --           172,178
                                                                       -------------------------------------------------------


PORTUGAL (0.2%)
Jeronimo
Martins               140,138               --            140,138               714,902                --           714,902
                                                                       -------------------------------------------------------


RUSSIA (0.1%)
RBC
Information
Systems ADR            10,450               --             10,450                56,221                --            56,221
Vimpelcom
ADR                        --           20,800             20,800(b)                 --           301,600           301,600
                                                                       -------------------------------------------------------
Total                                                                            56,221           301,600           357,821
                                                                       -------------------------------------------------------


SINGAPORE (1.1%)
CDL
Hospitality
Trusts              1,344,500               --          1,344,500               613,571                --           613,571
ComfortDel-
Gro                   850,000               --            850,000               697,537                --           697,537
Mapletree
Logistics
Trust               1,973,100               --          1,973,100               560,574                --           560,574
Mapletree
Logistics
Trust Series
A                   1,479,825               --          1,479,825(e)            406,021                --           406,021
Olam Intl             800,000               --            800,000               704,547                --           704,547
Singapore
Exchange              450,000               --            450,000             1,611,513                --         1,611,513
                                                                       -------------------------------------------------------
Total                                                                         4,593,763                --         4,593,763
                                                                       -------------------------------------------------------


SOUTH AFRICA (0.8%)
Impala
Platinum
Holdings               66,000               --             66,000               690,389                --           690,389
Mr Price
Group                 310,000               --            310,000               763,339                --           763,339
Naspers
Series N               64,000               --             64,000             1,067,811                --         1,067,811
Randgold
Resources
ADR                    29,500               --             29,500               914,795                --           914,795
                                                                       -------------------------------------------------------
Total                                                                         3,436,334                --         3,436,334
                                                                       -------------------------------------------------------


SOUTH KOREA (0.7%)
MegaStudy               6,850               --              6,850               770,653                --           770,653
Sung Kwang
Bend                   41,000               --             41,000               388,458                --           388,458
Taewoong               11,372               --             11,372               554,243                --           554,243

 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
Woongjin
Coway                  50,700               --             50,700          $  1,044,103       $        --      $  1,044,103
                                                                       -------------------------------------------------------
Total                                                                         2,757,457                --         2,757,457
                                                                       -------------------------------------------------------


SPAIN (2.0%)
Grifols                34,914               --             34,914               694,571                --           694,571
Iberdrola             118,651               --            118,651               858,415                --           858,415
Mapfre                201,970               --            201,970               642,548                --           642,548
Red
Electrica de
Espana                 17,800               --             17,800               779,920                --           779,920
Telefonica            293,252               --            293,252             5,427,624                --         5,427,624
                                                                       -------------------------------------------------------
Total                                                                         8,403,078                --         8,403,078
                                                                       -------------------------------------------------------


SWEDEN (1.3%)
Atlas Copco
Series A              124,600               --            124,600             1,045,633                --         1,045,633
Hexagon
Series B              172,710               --            172,710             1,131,917                --         1,131,917
HEXPOL                 49,196               --             49,196(b)            197,546                --           197,546
Modern Times
Group Series
B                      20,475               --             20,475               439,598                --           439,598
Nobia                 104,170               --            104,170               227,078                --           227,078
Nordea Bank            52,309               --             52,309               419,499                --           419,499
Oriflame
Cosmetics
SDR                    16,296               --             16,296               509,397                --           509,397
Securitas
Systems
Series B              469,000               --            469,000               475,887                --           475,887
Sweco Series
B                     139,000               --            139,000               852,467                --           852,467
Swedish
Match                      --           18,400             18,400(b)                 --           253,657           253,657
                                                                       -------------------------------------------------------
Total                                                                         5,299,022           253,657         5,552,679
                                                                       -------------------------------------------------------


SWITZERLAND (10.3%)
ABB                    62,015               --             62,015(b)            813,600                --           813,600
Actelion               28,586            6,448             35,034(b)          1,509,942           340,919         1,850,861
Aryzta                 44,100               --             44,100(b)          1,573,258                --         1,573,258
Burckhardt
Compression
Holding                 4,350               --              4,350               565,447                --           565,447
Geberit                11,600               --             11,600             1,205,020                --         1,205,020
Givaudan                  750               --                750               510,995                --           510,995
Julius Baer
Holding                    --           12,036             12,036                    --           473,788           473,788
Kuehne &
Nagel Intl             24,500               --             24,500             1,483,177                --         1,483,177
Lonza Group            11,822               --             11,822               981,014                --           981,014
Nestle                241,728           38,226            279,954             9,398,860         1,490,029        10,888,889
Novartis              156,762           27,161            183,923             7,955,898         1,374,038         9,329,936
Roche
Holding                29,421           11,977             41,398             4,498,679         1,833,269         6,331,948
Sika                    1,200               --              1,200               946,047                --           946,047
Sonova
Holding                18,810               --             18,810               781,465                --           781,465
Synthes                11,061               --             11,061             1,427,153                --         1,427,153
Temenos
Group                  29,567               --             29,567(b)            370,260                --           370,260
UBS                        --           63,775             63,775                    --         1,088,206         1,088,206
Xstrata                93,209               --             93,209             1,594,128                --         1,594,128
Zurich
Financial
Services                5,706               --              5,706             1,157,470                --         1,157,470
                                                                       -------------------------------------------------------
Total                                                                        36,772,413         6,600,249        43,372,662
                                                                       -------------------------------------------------------


TAIWAN (0.6%)
Everlight
Electronics           282,975               --            282,975               427,848                --           427,848
Formosa Intl
Hotels                 81,800               --             81,800               561,209                --           561,209
GeoVision              60,000               --             60,000               249,087                --           249,087
President
Chain Store           318,000               --            318,000               738,636                --           738,636
Wah Lee
Industrial            341,755               --            341,755               321,115                --           321,115
                                                                       -------------------------------------------------------
Total                                                                         2,297,895                --         2,297,895
                                                                       -------------------------------------------------------


UNITED KINGDOM (18.1%)
3i Group                   --           49,584             49,584                    --           433,232           433,232
Aggreko               118,017               --            118,017               825,761                --           825,761
Anglo
American               99,811           29,048            128,859             2,504,152           717,371         3,221,523

 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
ARM Holdings               --          694,390            694,390          $         --       $ 1,081,961      $  1,081,961
AstraZeneca                --           28,946             28,946                    --         1,230,642         1,230,642
Autonomy               72,059           67,433            139,492(b)          1,142,437         1,063,202         2,205,639
AVEVA Group            38,097               --             38,097               485,616                --           485,616
Babcock Intl
Group                 117,774               --            117,774               736,856                --           736,856
BAE Systems           345,074               --            345,074             1,939,469                --         1,939,469
Barclays                   --           59,648             59,648(b)                 --           175,666           175,666
BG Group              253,614               --            253,614             3,728,782                --         3,728,782
BHP Billiton          118,803           49,279            168,082             2,017,153           836,313         2,853,466
British
American
Tobacco               136,293           13,582            149,875             3,738,076           372,997         4,111,073
Cable &
Wireless              530,986               --            530,986             1,052,310                --         1,052,310
Cadbury                    --           45,342             45,342                    --           416,664           416,664
Capita Group          143,000           85,302            228,302             1,477,480           878,360         2,355,840
Chemring
Group                  23,376               --             23,376               599,650                --           599,650
Cobham                360,988               --            360,988             1,097,003                --         1,097,003
Compass
Group                 273,250               --            273,250             1,270,518                --         1,270,518
easyJet                    --          289,687            289,687(b)                 --         1,437,028         1,437,028
Enterprise
Inns                  243,374               --            243,374               383,220                --           383,220
FirstGroup            129,189               --            129,189               852,453                --           852,453
G4S                   375,738               --            375,738             1,137,891                --         1,137,891
GAME Group            245,627               --            245,627               515,195                --           515,195
GlaxoSmithK-
line                  317,051               --            317,051             6,094,410                --         6,094,410
HMV Group             277,241               --            277,241               444,041                --           444,041
IG Group
Holdings              130,897               --            130,897               611,496                --           611,496
Imperial
Tobacco
Group                 104,119               --            104,119             2,790,289                --         2,790,289
Informa               128,200               --            128,200               434,297                --           434,297
Inmarsat              130,419               --            130,419               889,114                --           889,114
Intermediate
Capital
Group                  37,500               --             37,500               584,550                --           584,550
Intertek
Group                 182,176               --            182,176             2,157,327                --         2,157,327
Intl Power            316,111               --            316,111             1,130,783                --         1,130,783
J Sainsbury                --          109,901            109,901                    --           502,666           502,666
John D Wood
& Co                  136,926               --            136,926               529,195                --           529,195
Keller Group           42,000               --             42,000               353,238                --           353,238
Michael Page
Intl                       --          114,256            114,256                    --           369,305           369,305
Next                       --           34,722             34,722                    --           589,613           589,613
Northgate             110,000               --            110,000               226,328                --           226,328
Petrofac               83,944               --             83,944               581,071                --           581,071
Prudential            274,748               --            274,748             1,380,024                --         1,380,024
Reckitt
Benckiser
Group                  71,434           30,132            101,566             3,021,364         1,266,486         4,287,850
Rio Tinto              42,455           14,894             57,349             1,982,980           694,587         2,677,567
Rotork                102,886               --            102,886             1,232,752                --         1,232,752
Royal Dutch
Shell Cl A                 --           24,326             24,326                    --           665,081           665,081
RPS Group             342,400               --            342,400               814,976                --           814,976
Serco Group           220,000               --            220,000             1,311,864                --         1,311,864
Smith &
Nephew                110,000               --            110,000             1,007,104                --         1,007,104
Stagecoach
Group                 288,916               --            288,916               867,409                --           867,409
Standard
Chartered             139,077               --            139,077             2,298,317                --         2,298,317
Tesco                 244,681          102,872            347,553             1,340,510           562,318         1,902,828
Tullett
Prebon                153,390               --            153,390               587,789                --           587,789
Tullow Oil             36,000               --             36,000               305,704                --           305,704
Unilever               97,311               --             97,311             2,185,970                --         2,185,970
Vodafone
Group                      --           80,515             80,515                    --           155,085           155,085
Wm Morrison
Supermarkets          348,257          109,913            458,170             1,482,720           469,610         1,952,330
                                                                       -------------------------------------------------------
Total                                                                        62,149,644        13,918,187        76,067,831
                                                                       -------------------------------------------------------


UNITED STATES (1.7%)
Atwood
Oceanics               58,000               --             58,000(b)          1,593,840                --         1,593,840

 COMMON STOCKS (CONTINUED)

ISSUER               SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
BioMarin
Pharmaceuti-
cal                    28,000               --             28,000(b)       $    512,960       $        --      $    512,960
Bristow
Group                  13,500               --             13,500(b)            334,395                --           334,395
Central
European
Distribution           38,000               --             38,000(b)          1,094,020                --         1,094,020
FMC
Technologies           30,600               --             30,600(b)          1,070,694                --         1,070,694
iShares MSCI
EAFE Index
Fund                   39,938               --             39,938             1,782,033                --         1,782,033
Oceaneering
Intl                    5,000               --              5,000(b)            140,850                --           140,850
Synthes                    --            5,135              5,135                    --           663,009           663,009
                                                                       -------------------------------------------------------
Total                                                                         6,528,792           663,009         7,191,801
                                                                       -------------------------------------------------------
TOTAL COMMON
STOCKS
(Cost:
$564,309,82-
4)                                                                         $365,979,624       $39,362,312      $405,341,936

------------------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUND (2.8%)

                     SHARES             SHARES           SHARES              VALUE(A)           VALUE(A)         VALUE(A)

                                                       RIVERSOURCE                                              RIVERSOURCE
                   RIVERSOURCE                          PARTNERS            RIVERSOURCE                          PARTNERS
                    PARTNERS           SELIGMAN       INTERNATIONAL          PARTNERS           SELIGMAN       INTERNATIONAL
              INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                   GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED       GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
RiverSource
Short-Term
Cash Fund,
1.60%              11,780,597               --         11,780,597(d)       $ 11,780,597       $        --      $ 11,780,597
                                                                       -------------------------------------------------------
TOTAL MONEY
MARKET FUND
(Cost:
$11,780,597)                                                               $ 11,780,597       $        --      $ 11,780,597
                                                                       -------------------------------------------------------
TOTAL
INVESTMENTS
IN
SECURITIES
(Cost:
$576,090,42-
1)(f)                                                                      $377,760,221       $39,362,312      $417,122,533

------------------------------------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Oct. 31, 2008:



INDUSTRY                                    VALUE             VALUE             VALUE

                                                                             RIVERSOURCE
                                         RIVERSOURCE                          PARTNERS
                                          PARTNERS           SELIGMAN       INTERNATIONAL
                     PERCENTAGE OF  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                       NET ASSETS        GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
Aerospace & Defense       0.9%          $  3,636,122       $        --      $  3,636,122
Air Freight &
Logistics                 0.5              2,233,157                --         2,233,157
Airlines                  0.3                     --         1,437,028         1,437,028
Auto Components           0.5              1,926,418                --         1,926,418
Automobiles               0.4              1,818,797                --         1,818,797
Beverages                 0.6              2,429,746           136,434         2,566,180
Biotechnology             1.3              4,578,391         1,038,557         5,616,948
Building Products         0.4              1,888,776                --         1,888,776
Capital Markets           1.0              2,247,867         1,995,226         4,243,093
Chemicals                 3.9             15,309,467         1,091,328        16,400,795
Commercial Banks          3.4             13,363,132         1,128,515        14,491,647
Commercial Services
& Supplies                1.5              6,240,689                --         6,240,689
Communications
Equipment                 0.9              3,004,444           879,571         3,884,015
Computers &
Peripherals               0.7              2,964,162                --         2,964,162
Construction &
Engineering               1.2              4,788,072           115,961         4,904,033
Construction
Materials                  --                 68,553                --            68,553
Consumer Finance          0.1                477,427                --           477,427
Containers &
Packaging                 0.2                771,816                --           771,816
Distributors              0.1                290,280                --           290,280
Diversified
Consumer Services         0.4              1,556,289                --         1,556,289
Diversified
Financial Services        1.8              7,464,028                --         7,464,028
Diversified
Telecommunication
Services                  3.1             10,734,188         2,375,886        13,110,074
Electric Utilities        2.7             11,193,780                --        11,193,780
Electrical
Equipment                 1.9              7,607,501           404,536         8,012,037
Electronic
Equipment,
Instruments &
Components                1.8              7,770,213                --         7,770,213
Energy Equipment &
Services                  1.9              8,142,628                --         8,142,628
Food & Staples
Retailing                 3.4             12,533,799         1,653,412        14,187,211
Food Products             4.7             18,157,619         1,490,029        19,647,648
Gas Utilities             0.4              1,169,585           416,664         1,586,249
Health Care
Equipment &
Supplies                  1.4              5,205,357           663,009         5,868,366
Health Care
Providers &
Services                  1.3              4,930,956           594,236         5,525,192
Hotels, Restaurants
& Leisure                 1.9              7,644,487           376,134         8,020,621
Household Durables        1.5              6,487,079                --         6,487,079
Household Products        1.1              3,021,364         1,673,236         4,694,600
Independent Power
Producers & Energy
Traders                   0.3              1,130,783                --         1,130,783
Industrial
Conglomerates             0.9              3,612,512                --         3,612,512
Insurance                 1.9              7,917,792           183,927         8,101,719
Internet & Catalog
Retail                    0.3              1,435,571                --         1,435,571
Internet Software &
Services                  0.3                281,912           826,519         1,108,431
IT Services               0.2                999,654                --           999,654
Leisure Equipment &
Products                  0.5              2,083,644                --         2,083,644
Life Sciences Tools
& Services                0.4              1,852,315                --         1,852,315
Machinery                 2.6             10,414,014           353,482        10,767,496
Marine                    1.0              4,101,466                --         4,101,466
Media                     2.7             10,911,644           389,004        11,300,648
Metals & Mining           5.4             19,569,842         2,744,079        22,313,921
Multiline Retail          0.8              1,856,419         1,323,289         3,179,708
Multi-Utilities           1.3              5,576,967                --         5,576,967
Office Electronics        0.5              2,173,362                --         2,173,362
Oil, Gas &
Consumable Fuels          3.6             13,249,050         1,770,194        15,019,244
Paper & Forest
Products                  0.5              2,020,857                --         2,020,857
Personal Products         0.3              1,099,758                --         1,099,758
Pharmaceuticals           7.8             24,826,226         7,823,802        32,650,028
Professional
Services                  1.6              5,334,807         1,247,665         6,582,472


INDUSTRY                                    VALUE             VALUE             VALUE

                                                                             RIVERSOURCE
                                         RIVERSOURCE                          PARTNERS
                                          PARTNERS           SELIGMAN       INTERNATIONAL
                     PERCENTAGE OF  INTERNATIONAL SELECT  INTERNATIONAL  SELECT GROWTH FUND
                       NET ASSETS        GROWTH FUND       GROWTH FUND   PRO FORMA COMBINED
Real Estate
Investment Trusts
(REITs)                   1.2           $  4,889,968       $        --      $  4,889,968
Real Estate
Management &
Development               1.7              6,697,952           275,464         6,973,416
Road & Rail               1.4              5,726,855                --         5,726,855
Semiconductors &
Semiconductor
Equipment                 0.3                     --         1,081,961         1,081,961
Software                  2.8             10,356,412         1,441,679        11,798,091
Specialty Retail          1.3              5,436,371            58,946         5,495,317
Textiles, Apparel &
Luxury Goods              1.3              5,398,335                --         5,398,335
Thrifts & Mortgage
Finance                   0.3              1,197,876                --         1,197,876
Tobacco                   2.4              8,732,086         1,223,194         9,955,280
Trading Companies &
Distributors              1.5              6,293,435                --         6,293,435
Transportation
Infrastructure            1.7              6,963,984                --         6,963,984
Wireless
Telecommunication
Services                  0.8              2,181,566         1,149,345         3,330,911
Other(1)                  2.8             11,780,597                --        11,780,597
-------------------------------------------------------------------------------------------
Total                                   $377,760,221       $39,362,312      $417,122,533

-------------------------------------------------------------------------------------------



   (1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES

 FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCT. 31, 2008

RiverSource Partners International Select Growth Fund


                           CURRENCY TO          CURRENCY TO      UNREALIZED    UNREALIZED
EXCHANGE DATE             BE DELIVERED          BE RECEIVED     APPRECIATION  DEPRECIATION
Nov. 3, 2008                        474,700            775,375     $11,488      $     --
                              British Pound        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 3, 2008                        422,254            344,627          --        (5,806)
                            Canadian Dollar        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 3, 2008                      1,348,178          1,741,044      23,331            --
                     European Monetary Unit        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 3, 2008                        502,030            335,375          --        (3,308)
                           Singapore Dollar        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 3, 2008                      1,781,042          1,570,695      35,114            --
                                Swiss Franc        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 3, 2008                        240,088            369,764       5,509            --
                                U.S. Dollar  Australian Dollar
------------------------------------------------------------------------------------------
Nov. 3, 2008                        637,866            390,517          --        (9,446)
                                U.S. Dollar      British Pound
------------------------------------------------------------------------------------------
Nov. 3, 2008                         83,940            102,848       1,414            --
                                U.S. Dollar    Canadian Dollar
------------------------------------------------------------------------------------------
Nov. 3, 2008                         13,378             37,111          71            --
                                U.S. Dollar       Polish Zloty
------------------------------------------------------------------------------------------
Nov. 3, 2008                         68,224            102,139         681            --
                                U.S. Dollar   Singapore Dollar
------------------------------------------------------------------------------------------
Nov. 4, 2008                         80,423            103,842       1,375            --
                     European Monetary Unit        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 4, 2008                     56,034,950            577,510       8,526            --
                               Japanese Yen        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 4, 2008                         12,936              1,026          19            --
                               Mexican Peso        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 4, 2008                        630,413            383,230          --       (13,719)
                                U.S. Dollar      British Pound
------------------------------------------------------------------------------------------
Nov. 4, 2008                        788,546            952,106       1,616            --
                                U.S. Dollar    Canadian Dollar
------------------------------------------------------------------------------------------
Nov. 4, 2008                        649,617         63,023,713          --        (9,669)
                                U.S. Dollar       Japanese Yen
------------------------------------------------------------------------------------------
Nov. 4, 2008                          7,075             10,388          --           (67)
                                U.S. Dollar   Singapore Dollar
------------------------------------------------------------------------------------------
Nov. 5, 2008                          7,693              6,377          --            (7)
                            Canadian Dollar        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 5, 2008                         11,837             15,090           9            --
                     European Monetary Unit        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 5, 2008                      4,791,733             48,563          --           (94)
                               Japanese Yen        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 5, 2008                         23,817              1,848          --            (6)
                               Mexican Peso        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 5, 2008                        361,456            533,869          --        (6,896)
                                U.S. Dollar  Australian Dollar
------------------------------------------------------------------------------------------
Nov. 5, 2008                        216,067            134,215          --           (87)
                                U.S. Dollar      British Pound
------------------------------------------------------------------------------------------
Nov. 5, 2008                         12,534             18,588           6            --
                                U.S. Dollar   Singapore Dollar
------------------------------------------------------------------------------------------
Nov. 6, 2008                      4,978,267             50,773         731            --
                               Japanese Yen        U.S. Dollar
------------------------------------------------------------------------------------------
Nov. 6, 2008                        285,028            433,630       2,989            --
                                U.S. Dollar  Australian Dollar
------------------------------------------------------------------------------------------
Nov. 6, 2008                         19,491          1,911,046          --          (281)
                                U.S. Dollar       Japanese Yen
------------------------------------------------------------------------------------------
Total                                                              $92,879      $(49,386)

------------------------------------------------------------------------------------------

Seligman International Growth Fund


                           CURRENCY TO             CURRENCY TO        UNREALIZED    UNREALIZED
EXCHANGE DATE             BE DELIVERED             BE RECEIVED       APPRECIATION  DEPRECIATION
Nov. 3, 2008                        285,706                 364,275    $    129      $     --
                     European Monetary Unit             U.S. Dollar
-----------------------------------------------------------------------------------------------
Nov. 3, 2008                        814,944                 122,718       1,722            --
                            Norwegian Krone             U.S. Dollar
-----------------------------------------------------------------------------------------------
Nov. 3, 2008                        408,669                 353,430       1,038            --
                                Swiss Franc             U.S. Dollar
-----------------------------------------------------------------------------------------------
Nov. 3, 2008                        410,796                 251,043          --        (6,780)
                                U.S. Dollar           British Pound
-----------------------------------------------------------------------------------------------
Nov. 3, 2008                        146,556                 178,804       1,792            --
                                U.S. Dollar         Canadian Dollar
-----------------------------------------------------------------------------------------------
Nov. 3, 2008                         21,428                  16,563          --          (318)
                                U.S. Dollar  European Monetary Unit
-----------------------------------------------------------------------------------------------
Nov. 3, 2008                        246,263                 190,223          --        (3,814)
                                U.S. Dollar  European Monetary Unit
-----------------------------------------------------------------------------------------------
Nov. 3, 2008                        275,962               2,139,260          69            --
                                U.S. Dollar        Hong Kong Dollar
-----------------------------------------------------------------------------------------------
Nov. 3, 2008                         50,554                  57,181          --        (1,248)
                                U.S. Dollar             Swiss Franc
-----------------------------------------------------------------------------------------------
Nov. 4, 2008                         90,605                 117,297       1,817            --
                     European Monetary Unit             U.S. Dollar
-----------------------------------------------------------------------------------------------
Nov. 4, 2008                        382,889                 232,558          --        (8,621)
                                U.S. Dollar           British Pound
-----------------------------------------------------------------------------------------------
Nov. 4, 2008                        135,523                 162,758          --          (488)
                                U.S. Dollar         Canadian Dollar
-----------------------------------------------------------------------------------------------
Nov. 4, 2008                        123,256                 709,686          --        (1,782)
                                U.S. Dollar            Danish Krone
-----------------------------------------------------------------------------------------------
Nov. 4, 2008                         67,063                  52,598          --           (24)
                                U.S. Dollar  European Monetary Unit
-----------------------------------------------------------------------------------------------
Nov. 4, 2008                        177,164              17,150,315          --        (3,066)
                                U.S. Dollar            Japanese Yen
-----------------------------------------------------------------------------------------------
Nov. 4, 2008                        163,559                 186,227          --        (2,977)
                                U.S. Dollar             Swiss Franc
-----------------------------------------------------------------------------------------------
Nov. 5, 2008                        102,169                 130,143          --           (76)
                     European Monetary Unit             U.S. Dollar
-----------------------------------------------------------------------------------------------
Nov. 5, 2008                         90,812                 115,777          32            --
                     European Monetary Unit             U.S. Dollar
-----------------------------------------------------------------------------------------------
Nov. 5, 2008                        307,104                 265,587         774            --
                                Swiss Franc             U.S. Dollar
-----------------------------------------------------------------------------------------------
Nov. 5, 2008                         57,241                  35,561          --           (10)
                                U.S. Dollar           British Pound
-----------------------------------------------------------------------------------------------
Nov. 5, 2008                        147,177                 178,518         934            --
                                U.S. Dollar         Canadian Dollar
-----------------------------------------------------------------------------------------------
Nov. 5, 2008                        303,224              29,900,636         305            --
                                U.S. Dollar            Japanese Yen
-----------------------------------------------------------------------------------------------
Nov. 6, 2008                      2,979,628                  30,595         348            --
                               Japanese Yen             U.S. Dollar
-----------------------------------------------------------------------------------------------
Total                                                                  $  8,960      $(29,204)
-----------------------------------------------------------------------------------------------
PRO FORMA COMBINED
TOTAL                                                                  $101,839      $(78,590)

-----------------------------------------------------------------------------------------------


 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS




 (A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

 (B)  Non-income producing.

 (C)  Foreign security values are stated in U.S. dollars.

 (D) Affiliated Money Market Fund -- See Note 5 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

 (E) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

 (F) At Oct. 31, 2008, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                                 RIVERSOURCE
                                                                                                  PARTNERS
                                                      RIVERSOURCE PARTNERS      SELIGMAN        INTERNATIONAL
                                                          INTERNATIONAL      INTERNATIONAL   SELECT GROWTH FUND
                                                       SELECT GROWTH FUND     GROWTH FUND    PRO FORMA COMBINED
Cost of securities for federal income tax purposes:       $ 537,108,889       $47,322,896       $ 584,431,785
Unrealized appreciation                                      14,274,295           535,060          14,809,355
Unrealized depreciation                                    (173,622,963)       (8,495,644)       (182,118,607)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation                               $(159,348,668)      $(7,960,584)      $(167,309,252)

---------------------------------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (BUYING FUND)

SELIGMAN U.S. GOVERNMENT SECURITIES FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Nov. 30, 2008

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two Funds at, and for, the 12-month period ended Nov. 30, 2008. These statements have been derived from financial statements prepared for the RiverSource Short Duration U.S. Government Fund and the Seligman U.S. Government Securities Fund as of Nov. 30, 2008. RiverSource Short Duration U.S. Government Fund invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Seligman U.S. Government Securities Fund invests primarily in U.S. government securities which are debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government sponsored enterprises.

Under the proposed Agreement and Plan of Reorganization, share classes of Seligman U.S. Government Securities Fund would be exchanged for share classes of RiverSource Short Duration U.S. Government Fund.

         SELLING FUND                                                       BUYING FUND
---------------------------------------------------------------------------------------------------------------
Seligman U.S. Government Securities Fund Class A    RiverSource Short Duration U.S. Government Fund Class A
---------------------------------------------------------------------------------------------------------------
Seligman U.S. Government Securities Fund Class B    RiverSource Short Duration U.S. Government Fund Class B
---------------------------------------------------------------------------------------------------------------
Seligman U.S. Government Securities Fund Class C    RiverSource Short Duration U.S. Government Fund Class C
---------------------------------------------------------------------------------------------------------------
Seligman U.S. Government Securities Fund Class
  R(1)                                              RiverSource Short Duration U.S. Government Fund Class R2(2)
---------------------------------------------------------------------------------------------------------------



(1) Effective on or about June 13, 2009, the Class R shares of the Seligman U.S. Government Securities Fund will be redesignated as Class R2 shares.

(2) The inception date for the RiverSource Short Duration U.S. Government Fund Class R2 shares is expected to be in the third quarter of 2009.

Note: RiverSource Short Duration U.S. Government Fund also offers Class I, Class R4 and Class W shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Short Duration U.S. Government Fund, as if the transaction had occurred at the beginning of the fiscal year ending Nov. 30, 2008.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (BUYING FUND)

SELIGMAN U.S. GOVERNMENT SECURITIES FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                      RIVERSOURCE                RIVERSOURCE
                                                                                     SHORT DURATION             SHORT DURATION
                                                    RIVERSOURCE        SELIGMAN     U.S. GOVERNMENT            U.S. GOVERNMENT
                                                   SHORT DURATION  U.S. GOVERNMENT        FUND                       FUND
                                                  U.S. GOVERNMENT     SECURITIES       PRO FORMA                  PRO FORMA
NOV. 30, 2008 (UNAUDITED)                               FUND             FUND         ADJUSTMENTS                  COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                           $  856,828,651    $92,254,153       $      --                $  949,082,804
    Affiliated money market fund                   $   23,204,156    $        --       $      --                $   23,204,156
                                                  ----------------------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers                           $  821,536,813    $94,412,985       $      --                $  915,949,798
    Affiliated money market fund                   $   23,204,156    $        --       $      --                $   23,204,156
Cash                                                           --         64,844              --                        64,844
Capital shares receivable                               1,158,621         12,185              --                     1,170,806
Dividends and accrued interest receivable               3,717,190        497,874              --                     4,215,064
Receivable for investment securities sold               9,632,333             --              --                     9,632,333
Transfer agency fees receivable (Note 2)                       --             --          39,986(b)                     39,986
Receivable from RiverSource Investments, LLC
    (Note 2)                                                   --             --         139,531(f)                    139,531
Prepaid expenses                                               --         42,812              --                        42,812
Other assets                                                   --         14,178              --                        14,178
------------------------------------------------------------------------------------------------------------------------------
Total assets                                          859,249,113     95,044,878         179,517                   954,473,508
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Forward sale commitments, at value (proceeds
  receivable $9,347,823 for RiverSource Short
  Duration U.S. Government Fund)                        9,434,419             --              --                     9,434,419
Dividends payable to shareholders                         211,503         57,967              --                       269,470
Capital shares payable                                    829,806        303,871              --                     1,133,677
Payable for reorganization costs (Note 2)                      --             --          80,918(g)                     80,918
Payable for investment securities purchased            39,811,910     13,056,559              --                    52,868,469
Variation margin payable                                  271,205             --              --                       271,205
Accrued investment management services fees
    (Note 2)                                               21,210         32,327          (3,286)(a)                    50,251
Accrued distribution fees                                 151,076         32,583              --                       183,659
Accrued transfer agency fees (Note 2)                       6,779         61,509         (68,288)(b)                        --
Accrued administrative services fees (Note 2)               3,009             --          47,747(c)                     50,756
Accrued plan administration services fees (Note
    2)                                                        901             --           7,363(d)                      8,264
Other accrued expenses (Note 2)                           536,061         69,553        (166,217)(e)                   439,397
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      51,277,879     13,614,369        (101,763)                   64,790,485
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
    stock                                          $  807,971,234    $81,430,509       $ 281,280                $  889,683,023
------------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value for RiverSource
  Short Duration U.S. Government Fund
  and $.001 par value for Seligman U.S.
  Government Securities Fund (Notes 2 and 3)       $    1,776,823    $    11,369       $ 168,218(g)             $    1,956,410
Additional paid-in capital (Notes 2 and 3)          1,040,002,565     86,549,235        (249,136)(g)             1,126,302,664
Excess of distributions over net investment
    income (Note 2)                                      (405,936)       (24,156)        362,198                       (67,894)
Accumulated net realized gain (loss)                 (196,133,845)    (7,264,771)             --                  (203,398,616)
Unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                   (37,268,373)     2,158,832              --                   (35,109,541)
------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                      $  807,971,234    $81,430,509       $ 281,280                $  889,683,023
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                 Class A                $  586,444,617    $47,195,472       $ 163,025                $  633,803,114
                            Class B                $  129,748,319    $ 8,916,698       $  30,800                $  138,695,817
                            Class C                $   11,782,382    $21,042,387       $  72,685                $   32,897,454
                            Class I                $   75,499,402            N/A       $      --                $   75,499,402
                            Class R2                          N/A    $ 4,275,952       $  14,770                $    4,290,722
                            Class R4               $    4,491,730            N/A       $      --                $    4,491,730
                            Class W                $        4,784            N/A       $      --                $        4,784
Shares outstanding
    (Note 3):               Class A shares            128,981,199      6,593,371              --                   139,389,660
                            Class B shares             28,536,267      1,242,979              --                    30,502,750
                            Class C shares              2,591,394      2,935,262              --                     7,232,069
                            Class I shares             16,585,126            N/A              --                    16,585,126
                            Class R2 shares                   N/A        597,126              --                       943,016
                            Class R4 shares               987,307            N/A              --                       987,307
                            Class W shares                  1,053            N/A              --                         1,053
Net asset value per share of outstanding capital
    stock:                  Class A                $         4.55    $      7.16       $      --                $         4.55
                            Class B                $         4.55    $      7.17       $      --                $         4.55
                            Class C                $         4.55    $      7.17       $      --                $         4.55
                            Class I                $         4.55            N/A       $      --                $         4.55
                            Class R2                          N/A    $      7.16       $      --                $         4.55
                            Class R4               $         4.55            N/A       $      --                $         4.55
                            Class W                $         4.54            N/A       $      --                $         4.54
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (BUYING FUND)

SELIGMAN U.S. GOVERNMENT SECURITIES FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                 RIVERSOURCE          RIVERSOURCE
                                             RIVERSOURCE         SELIGMAN       SHORT DURATION      SHORT DURATION
                                            SHORT DURATION   U.S. GOVERNMENT   U.S. GOVERNMENT   U.S. GOVERNMENT FUND
                                           U.S. GOVERNMENT      SECURITIES      FUND PRO FORMA         PRO FORMA
YEAR ENDED NOV. 30, 2008 (UNAUDITED)             FUND              FUND          ADJUSTMENTS           COMBINED
 INVESTMENT INCOME
Income:
Interest                                     $ 35,106,555       $3,122,790        $      --          $ 38,229,345
Income distributions from affiliated
  money market fund                               255,080               --               --               255,080
---------------------------------------------------------------------------------------------------------------------------
Total income                                   35,361,635        3,122,790               --            38,484,425
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note
  2)                                            3,825,944          343,471           (3,286)(a)         4,166,129
Distribution fees
     Class A                                    1,372,442          101,543               --             1,473,985
     Class B                                    1,516,358           72,321               --             1,588,679
     Class C                                       98,304          169,925               --               268,229
     Class R2                                          --           14,623               --                14,623
     Class W                                           12               --               --                    12
Transfer agency fees (Note 2)
     Class A                                      970,169          196,588          (48,046)(b)         1,118,711
     Class B                                      284,318           34,161           (2,286)(b)           316,193
     Class C                                       17,982           81,021          (45,373)(b)            53,630
     Class R2                                          --           14,042          (12,569)(b)             1,473
     Class R4                                       2,263               --               --                 2,263
     Class W                                           10               --               --                    10
Administrative services fees (Note 2)             542,966               --           47,747(c)            590,713
Plan administration services fees (Note
  2)
     Class R2                                          --               --            7,363(d)              7,363
     Class R4                                      11,316               --               --                11,316
Compensation of board members (Note 2)             19,075            6,440           (4,796)(e)            20,719
Custodian fees (Note 2)                            91,875           28,334          (20,415)(e)            99,794
Printing and postage (Note 2)                     135,880           28,998          (17,286)(e)           147,592
Registration fees (Note 2)                         95,354           88,736          (80,517)(e)           103,573
Professional fees (Note 2)                         44,307           39,313          (35,494)(e)            48,126
Other (Note 2)                                     32,326           10,495           (7,709)(e)            35,112
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                  9,060,901        1,230,011         (222,667)           10,068,245
     Expenses waived/reimbursed by
       RiverSource Investments, LLC (Note
       2)                                      (1,071,144)              --         (139,531)(f)        (1,210,675)
     Earnings and bank fee credits on
       cash balances                              (28,530)              --               --               (28,530)
---------------------------------------------------------------------------------------------------------------------------
Total net expenses                              7,961,227        1,230,011         (362,198)            8,829,040
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                27,400,408        1,892,779          362,198            29,655,385
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                         2,946,255        1,078,111               --             4,024,366
  Futures contracts                            (9,675,202)              --               --            (9,675,202)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments        (6,728,947)       1,078,111               --            (5,650,836)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                       (35,338,940)         901,867               --           (34,437,073)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and
  foreign currencies                          (42,067,887)       1,979,978               --           (40,087,909)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(14,667,479)      $3,872,757        $ 362,198          $(10,432,524)
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (BUYING FUND)

SELIGMAN U.S. GOVERNMENT SECURITIES FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Nov. 30, 2008)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two Funds at, and for, the 12-month period ended Nov. 30, 2008. These statements have been derived from financial statements prepared for the RiverSource Short Duration U.S. Government Fund and the Seligman U.S. Government Securities Fund as of Nov. 30, 2008.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Short Duration U.S. Government Fund invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities.

Seligman U.S. Government Securities Fund invests primarily in U.S. government securities which are debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government sponsored enterprises.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of Seligman U.S. Government Securities Fund in exchange for Class A, Class B, Class C and Class R2 shares of RiverSource Short Duration U.S. Government Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Short Duration U.S. Government Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Short Duration U.S. Government Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganization.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each Seligman U.S. Government Securities Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the change in other fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement (through May 31, 2009) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

(g) Includes the impact of estimated Reorganization costs of $80,918, none of which are recurring expenses.

3.  CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C and Class R2 shares of RiverSource Short Duration U.S. Government Fund as if the Reorganization were to have taken place on Nov. 30, 2008. The following table reflects the number of RiverSource Short Duration U.S. Government Fund shares assumed to be issued to the shareholders of the Seligman U.S. Government Securities Fund.

                                                          SELIGMAN           RIVERSOURCE
                                                      U.S. GOVERNMENT      SHORT DURATION             TOTAL
                                                      SECURITIES FUND   U.S. GOVERNMENT FUND        PRO FORMA
                                                       SHARES ISSUED     SHARES OUTSTANDING    SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
Class A                                                  10,408,461          128,981,199           139,389,660
-----------------------------------------------------------------------------------------------------------------
Class B                                                   1,966,483           28,536,267            30,502,750
-----------------------------------------------------------------------------------------------------------------
Class C                                                   4,640,675            2,591,394             7,232,069
-----------------------------------------------------------------------------------------------------------------
Class I                                                         N/A           16,585,126            16,585,126
-----------------------------------------------------------------------------------------------------------------
Class R2(1),(2)                                             943,016                  N/A               943,016
-----------------------------------------------------------------------------------------------------------------
Class R4                                                        N/A              987,307               987,307
-----------------------------------------------------------------------------------------------------------------
Class W                                                         N/A                1,053                 1,053
-----------------------------------------------------------------------------------------------------------------



(1) Effective on or about June 13, 2009, the Class R shares of the Seligman U.S. Government Securities Fund will be redesignated as Class R2 shares.

(2) The inception date for the RiverSource Short Duration U.S. Government Fund Class R2 shares is expected to be in the third quarter of 2009.

COMBINED PORTFOLIO OF INVESTMENTS
RiverSource Short Duration U.S. Government Fund

NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES


 BONDS (83.7%)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (28.1%)
Federal Home Loan
  Bank
  12/29/08             5.13%   $24,390,000       $       --      $24,390,000       $ 24,441,614     $        --     $ 24,441,614
  04/09/09             2.32        225,000               --          225,000            226,138              --          226,138
  05/20/11             2.63             --        2,565,000        2,565,000                 --       2,551,554        2,551,554
  10/18/13             3.63             --        2,000,000        2,000,000                 --       2,045,786        2,045,786
  11/17/17             5.00             --          500,000          500,000                 --         529,080          529,080
Federal Home Loan
  Mtge Corp
  06/15/11             6.00             --          500,000          500,000                 --         542,810          542,810
  08/20/12             5.50             --        2,610,000        2,610,000                 --       2,835,708        2,835,708
  07/15/14             5.00             --          900,000          900,000                 --         974,572          974,572
  06/13/18             4.88      5,405,000               --        5,405,000          5,736,449              --        5,736,449
Federal Natl Mtge
  Assn
  06/09/10             3.26             --          580,000          580,000                 --         590,299          590,299
  08/12/10             3.25             --          870,000          870,000                 --         885,905          885,905
  11/19/12             4.75             --          730,000          730,000                 --         775,014          775,014
  04/09/13             3.25     18,880,000               --       18,880,000         19,000,908              --       19,000,908
  01/02/14             5.13     16,915,000               --       16,915,000         17,386,759              --       17,386,759
  02/13/17             5.00             --        2,500,000        2,500,000                 --       2,646,788        2,646,788
  07/09/18             5.00             --          500,000          500,000                 --         500,335          500,335
  11/15/30             6.63      1,945,000               --        1,945,000          2,438,911              --        2,438,911
U.S. Treasury
  08/15/09             3.50             --        1,500,000        1,500,000                 --       1,528,127        1,528,127
  10/22/09             1.27             --        2,000,000        2,000,000                 --       1,983,244        1,983,244
  04/30/10             2.13             --          260,000          260,000                 --         265,484          265,484
  06/30/10             2.88      5,730,000               --        5,730,000          5,910,850              --        5,910,850
  10/31/10             1.50     57,750,000               --       57,750,000         58,336,509              --       58,336,509
  12/15/10             4.38     10,550,000               --       10,550,000(i)      11,295,094              --       11,295,094
  02/28/11             4.50             --          175,000          175,000                 --         188,740          188,740
  06/30/12             4.88             --          735,000          735,000                 --         827,392          827,392
  08/31/12             4.13             --        2,830,000        2,830,000                 --       3,124,940        3,124,940
  09/30/13             0.01             --        7,425,000        7,425,000                 --       7,860,640        7,860,640
  02/15/14             4.00             --          405,000          405,000                 --         447,652          447,652
  11/15/16             4.63             --        1,000,000        1,000,000                 --       1,131,954        1,131,954
  11/15/17             4.25             --        3,315,000        3,315,000                 --       3,662,299        3,662,299
  11/15/18             3.75     25,300,000        2,672,000       27,972,000         27,003,803       2,852,780       29,856,583
  11/15/26             6.50             --        2,400,000        2,400,000                 --       1,211,436        1,211,436
  02/15/31             5.38             --          375,000          375,000                 --         466,319          466,319
  02/15/36             4.50             --          585,000          585,000                 --         678,326          678,326
U.S. Treasury
  Inflation-
  Indexed Bond
  01/15/14             2.00     17,769,221          367,074       18,136,295(j)      15,998,571         330,625       16,329,196
  01/15/15             1.63     22,919,000               --       22,919,000(j)      20,085,473              --       20,085,473
  01/15/16             2.00             --          286,614          286,614(j)              --         255,333          255,333
  07/15/18             1.38             --          253,655          253,655(j)              --         227,239          227,239
  01/15/28             1.75             --          522,190          522,190(j)              --         430,644          430,644
                                                                                 ------------------------------------------------
Total                                                                               207,861,079      42,351,025      250,212,104
                                                                                 ------------------------------------------------

ASSET-BACKED (1.3%)
Capital Auto
  Receivables
  Asset Trust
  Series 2006-SN1A
  Cl A4B
  03/20/10             1.56      3,250,000               --        3,250,000(d,h)     3,204,317              --        3,204,317
Countrywide Asset-
  backed Ctfs
  Series 2007-7 Cl
  2A2
  10/25/37             1.56      2,600,000               --        2,600,000(h)       2,036,939              --        2,036,939
Residential Asset
  Securities
  Series 2007-KS3
  Cl AI2
  04/25/37             1.58      4,050,000               --        4,050,000(h)       3,555,310              --        3,555,310
Soundview Home
  Equity Loan
  Trust
  Series 2006-EQ1
  Cl A2
  10/25/36             1.51      3,900,000               --        3,900,000(h)       3,177,283              --        3,177,283
                                                                                 ------------------------------------------------
Total                                                                                11,973,849              --       11,973,849
                                                                                 ------------------------------------------------


 BONDS (CONTINUED)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
COMMERCIAL MORTGAGE-BACKED (1.1%)(F)
Federal Home Loan
  Mtge Corp
  Multifamily
  Structured Pass-
  Through Ctfs
  Series K001 Cl
  A2
  04/25/16             5.65    $ 5,879,459       $       --      $ 5,879,459       $  5,718,829     $        --     $  5,718,829
Federal Natl Mtge
  Assn #381990
  10/01/09             7.11      4,059,446               --        4,059,446          4,077,332              --        4,077,332
                                                                                 ------------------------------------------------
Total                                                                                 9,796,161              --        9,796,161
                                                                                 ------------------------------------------------


MORTGAGE-BACKED (53.2%)(F,K)
Adjustable Rate
  Mtge Trust
  Collateralized
  Mtge Obligation
  Series 2007-1 Cl
  3A21
  03/25/37             6.18      1,782,292               --        1,782,292(g)         910,858              --          910,858
American Home Mtge
  Assets
  Collateralized
  Mtge Obligation
  Series 2007-2 Cl
  A2A
  03/25/47             1.56      3,232,332               --        3,232,332(g)         707,095              --          707,095
American Home Mtge
  Investment Trust
  Collateralized
  Mtge Obligation
  Series 2007-1 Cl
  GA1C
  05/25/47             1.59      4,168,407               --        4,168,407(g)       1,397,706              --        1,397,706
Banc of America
  Alternative Loan
  Trust
  Collateralized
  Mtge Obligation
  Series 2006-9 Cl
  1CB1
  01/25/37             6.00      3,236,559               --        3,236,559          1,565,559              --        1,565,559
Barclays Capital
  LLC Trust
  Collateralized
  Mtge Obligation
  Series 2007-AA4
  Cl 11A1
  06/25/47             6.20      1,288,492               --        1,288,492(g)         953,577              --          953,577
Bear Stearns
  Adjustable Rate
  Mtge Trust
  Collateralized
  Mtge Obligation
  Series 2007-5 Cl
  3A1
  08/25/47             5.98      2,050,079               --        2,050,079(g)       1,175,883              --        1,175,883
Countrywide
  Alternative Loan
  Trust
  Collateralized
  Mtge Obligation
  Series 2005-6CB
  Cl 1A1
  04/25/35             7.50      1,407,266               --        1,407,266          1,167,355              --        1,167,355
Countrywide
  Alternative Loan
  Trust
  Collateralized
  Mtge Obligation
  Series 2006-2CB
  Cl A11
  03/25/36             6.00      5,506,983               --        5,506,983          2,765,541              --        2,765,541
Countrywide
  Alternative Loan
  Trust
  Collateralized
  Mtge Obligation
  Series 2006-OA11
  Cl A3B1
  09/25/46             1.58      3,491,021               --        3,491,021(h)       2,083,813              --        2,083,813
Countrywide
  Alternative Loan
  Trust
  Collateralized
  Mtge Obligation
  Series 2007-22
  Cl 2A16
  09/25/37             6.50      4,480,708               --        4,480,708          2,006,519              --        2,006,519
Countrywide
  Alternative Loan
  Trust
  Collateralized
  Mtge Obligation
  Series 2007-25
  Cl 1A1
  11/25/37             6.50      4,486,403               --        4,486,403          2,143,659              --        2,143,659
Countrywide
  Alternative Loan
  Trust
  Collateralized
  Mtge Obligation
  Series 2007-OA9
  Cl A2
  06/25/47             1.75      5,484,812               --        5,484,812(h)       1,381,370              --        1,381,370
Countrywide
  Alternative Loan
  Trust
  Collateralized
  Mtge Obligation
  Series 2007-OH3
  Cl A3
  09/25/47             1.90      3,706,134               --        3,706,134(h)         865,782              --          865,782

 BONDS (CONTINUED)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
Countrywide Home
  Loans
  Collateralized
  Mtge Obligation
  Series 2005-HYB8
  Cl 4A1
  12/20/35             5.56    $ 3,069,596       $       --      $ 3,069,596(g)    $  1,404,402     $        --     $  1,404,402
Countrywide Home
  Loans
  Collateralized
  Mtge Obligation
  Series 2005-R2
  Cl 2A1
  06/25/35             7.00      4,093,993               --        4,093,993(d)       3,357,259              --        3,357,259
Federal Home Loan
  Mtge Corp
  12/01/38             4.50             --        3,000,000        3,000,000                 --       2,990,625        2,990,625
  12/01/38             5.50             --        6,050,000        6,050,000                 --       6,138,930        6,138,930
  12/01/38             6.00      2,000,000(e)     1,000,000        3,000,000          2,043,124       1,021,719        3,064,843
  12/01/38             6.50     12,000,000(e)            --       12,000,000         12,344,999              --       12,344,999
Federal Home Loan
  Mtge Corp
  #1G0847
  07/01/35             4.71      7,007,898               --        7,007,898(g)       7,022,871              --        7,022,871
Federal Home Loan
  Mtge Corp
  #1G2264
  10/01/37             6.01      5,943,966               --        5,943,966(g)       6,066,472              --        6,066,472
Federal Home Loan
  Mtge Corp
  #1G2547
  12/01/36             6.12             --        1,547,921        1,547,921(g)              --       1,559,084        1,559,084
Federal Home Loan
  Mtge Corp
  #1G2598
  01/01/37             6.10      2,234,343               --        2,234,343(g)       2,288,004              --        2,288,004
Federal Home Loan
  Mtge Corp
  #1J0614
  09/01/37             5.70      3,110,668               --        3,110,668(g)       3,145,227              --        3,145,227
Federal Home Loan
  Mtge Corp
  #1Q0140
  08/01/36             6.17             --          792,969          792,969(g)              --         805,890          805,890
Federal Home Loan
  Mtge Corp
  #783049
  03/01/35             4.85      5,637,612               --        5,637,612(g)       5,596,536              --        5,596,536
Federal Home Loan
  Mtge Corp
  #A18107
  01/01/34             5.50      2,972,429               --        2,972,429          3,020,698              --        3,020,698
Federal Home Loan
  Mtge Corp
  #A75929
  04/01/38             7.00             --          401,580          401,580                 --         413,945          413,945
Federal Home Loan
  Mtge Corp
  #B10459
  10/01/18             5.50             --        1,206,621        1,206,621                 --       1,230,888        1,230,888
Federal Home Loan
  Mtge Corp
  #C00351
  07/01/24             8.00        225,992               --          225,992            239,170              --          239,170
Federal Home Loan
  Mtge Corp
  #C00385
  01/01/25             9.00        372,290               --          372,290            409,359              --          409,359
Federal Home Loan
  Mtge Corp
  #C80329
  08/01/25             8.00         65,120               --           65,120             69,022              --           69,022
Federal Home Loan
  Mtge Corp
  #E00398
  10/01/10             7.00        199,635               --          199,635            204,515              --          204,515
Federal Home Loan
  Mtge Corp
  #E81240
  06/01/15             7.50      2,902,216               --        2,902,216          3,046,587              --        3,046,587
Federal Home Loan
  Mtge Corp
  #E90650
  07/01/12             5.50        102,663               --          102,663            105,330              --          105,330
Federal Home Loan
  Mtge Corp
  #E92454
  11/01/17             5.00      2,474,442               --        2,474,442          2,521,832              --        2,521,832
Federal Home Loan
  Mtge Corp
  #E96624
  05/01/18             5.00             --        1,401,787        1,401,787                 --       1,426,224        1,426,224

 BONDS (CONTINUED)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
Federal Home Loan
  Mtge Corp
  #G00363
  06/01/25             8.00    $   291,984       $       --      $   291,984       $    309,477     $        --     $    309,477
Federal Home Loan
  Mtge Corp
  #G00501
  05/01/26             9.00        494,258               --          494,258            543,982              --          543,982
Federal Home Loan
  Mtge Corp
  #G10669
  03/01/12             7.50      1,058,163               --        1,058,163          1,107,991              --        1,107,991
Federal Home Loan
  Mtge Corp
  #G11243
  04/01/07             6.50     11,195,847               --       11,195,847         11,585,737              --       11,585,737
Federal Home Loan
  Mtge Corp
  #G12100
  11/01/13             5.00      2,613,148               --        2,613,148          2,645,386              --        2,645,386
Federal Home Loan
  Mtge Corp
  #M30074
  09/01/09             6.50         27,440               --           27,440             27,780              --           27,780
Federal Home Loan
  Mtge Corp
  Collateralized
  Mtge Obligation
  Interest Only
  Series 11 Cl B
  01/01/20            15.05          6,687               --            6,687(b)           1,622              --            1,622
Federal Home Loan
  Mtge Corp
  Collateralized
  Mtge Obligation
  Interest Only
  Series 237 Cl I0
  05/15/36            14.70      1,060,392               --        1,060,392(b)         171,982              --          171,982
Federal Home Loan
  Mtge Corp
  Collateralized
  Mtge Obligation
  Interest Only
  Series 2471 Cl
  SI
  03/15/32            44.63      1,268,415               --        1,268,415(b)         148,654              --          148,654
Federal Home Loan
  Mtge Corp
  Collateralized
  Mtge Obligation
  Interest Only
  Series 2783 Cl
  MI
  03/15/25            78.62      2,222,458               --        2,222,458(b)          39,513              --           39,513
Federal Home Loan
  Mtge Corp
  Collateralized
  Mtge Obligation
  Series 2617 Cl
  HD
  06/15/16             7.00      5,515,532               --        5,515,532          5,781,864              --        5,781,864
Federal Home Loan
  Mtge Corp
  Collateralized
  Mtge Obligation
  Series 3346 Cl
  FA
  02/15/19             1.65      8,677,977               --        8,677,977(h)       8,305,051              --        8,305,051
Federal Natl Mtge
  Assn
  12/01/38             5.00      2,500,000(e)            --        2,500,000          2,516,405              --        2,516,405
  12/01/38             5.50      8,000,000(e)            --        8,000,000          8,132,496              --        8,132,496
  12/01/38             6.00     10,000,000(e)            --       10,000,000         10,221,880              --       10,221,880
  12/01/38             6.50             --        3,000,000        3,000,000                 --       3,083,907        3,083,907
Federal Natl Mtge
  Assn #125032
  11/01/21             8.00        122,323               --          122,323            129,456              --          129,456
Federal Natl Mtge
  Assn #190129
  11/01/23             6.00        890,053               --          890,053            916,033              --          916,033
Federal Natl Mtge
  Assn #190353
  08/01/34             5.00      6,382,017               --        6,382,017          6,435,011              --        6,435,011
Federal Natl Mtge
  Assn #190785
  05/01/09             7.50         32,237               --           32,237             32,668              --           32,668
Federal Natl Mtge
  Assn #190988
  06/01/24             9.00        195,601               --          195,601            211,378              --          211,378
Federal Natl Mtge
  Assn #254384
  06/01/17             7.00        279,842               --          279,842(i)         294,129              --          294,129
Federal Natl Mtge
  Assn #254454
  08/01/17             7.00        496,026               --          496,026            521,351              --          521,351
Federal Natl Mtge
  Assn #254723
  05/01/23             5.50      8,198,373               --        8,198,373          8,367,873              --        8,367,873

 BONDS (CONTINUED)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
Federal Natl Mtge
  Assn #254748
  04/01/13             5.50    $ 4,473,645       $       --      $ 4,473,645       $  4,588,283     $        --     $  4,588,283
Federal Natl Mtge
  Assn #254757
  05/01/13             5.00      6,057,250               --        6,057,250          6,110,765              --        6,110,765
Federal Natl Mtge
  Assn #254774
  05/01/13             5.50      1,389,294               --        1,389,294          1,416,125              --        1,416,125
Federal Natl Mtge
  Assn #255501
  09/01/14             6.00        560,227               --          560,227            586,506              --          586,506
Federal Natl Mtge
  Assn #256901
  09/01/37             6.50             --        2,035,299        2,035,299                 --       2,068,332        2,068,332
Federal Natl Mtge
  Assn #303885
  05/01/26             7.50        427,007               --          427,007            451,048              --          451,048
Federal Natl Mtge
  Assn #313007
  07/01/11             7.50        129,461               --          129,461            133,613              --          133,613
Federal Natl Mtge
  Assn #336512
  02/01/26             6.00         62,122               --           62,122             64,005              --           64,005
Federal Natl Mtge
  Assn #357485
  02/01/34             5.50     12,314,086               --       12,314,086         12,544,836              --       12,544,836
Federal Natl Mtge
  Assn #407327
  01/01/14             5.50        355,442               --          355,442            364,978              --          364,978
Federal Natl Mtge
  Assn #456374
  12/01/13             5.50        604,883               --          604,883            621,112              --          621,112
Federal Natl Mtge
  Assn #508402
  08/01/14             6.50        242,175               --          242,175(i)         249,358              --          249,358
Federal Natl Mtge
  Assn #545818
  07/01/17             6.00     11,673,144               --       11,673,144         11,978,221              --       11,978,221
Federal Natl Mtge
  Assn #545864
  08/01/17             5.50      9,747,354               --        9,747,354          9,989,792              --        9,989,792
Federal Natl Mtge
  Assn #545910
  08/01/17             6.00      1,804,974               --        1,804,974          1,852,049              --        1,852,049
Federal Natl Mtge
  Assn #555063
  11/01/17             5.50      6,915,094               --        6,915,094          7,091,373              --        7,091,373
Federal Natl Mtge
  Assn #555367
  03/01/33             6.00      8,978,406               --        8,978,406          9,205,572              --        9,205,572
Federal Natl Mtge
  Assn #579485
  04/01/31             6.50      2,151,518               --        2,151,518(i)       2,235,226              --        2,235,226
Federal Natl Mtge
  Assn #593829
  12/01/28             7.00      1,463,747               --        1,463,747          1,536,028              --        1,536,028
Federal Natl Mtge
  Assn #601416
  11/01/31             6.50        757,578               --          757,578            787,062              --          787,062
Federal Natl Mtge
  Assn #630993
  09/01/31             7.50      2,104,990               --        2,104,990          2,220,562              --        2,220,562
Federal Natl Mtge
  Assn #648040
  06/01/32             6.50      2,067,362               --        2,067,362          2,138,773              --        2,138,773
Federal Natl Mtge
  Assn #648349
  06/01/17             6.00      6,186,610               --        6,186,610          6,347,947              --        6,347,947
Federal Natl Mtge
  Assn #651284
  07/01/17             6.00      1,212,490               --        1,212,490          1,244,295              --        1,244,295
Federal Natl Mtge
  Assn #662866
  11/01/17             6.00      1,062,928               --        1,062,928          1,094,739              --        1,094,739
Federal Natl Mtge
  Assn #665752
  09/01/32             6.50      1,174,133               --        1,174,133          1,214,691              --        1,214,691
Federal Natl Mtge
  Assn #670782
  11/01/12             5.00        237,174               --          237,174            238,999              --          238,999
Federal Natl Mtge
  Assn #670830
  12/01/12             5.00        330,824               --          330,824            338,122              --          338,122
Federal Natl Mtge
  Assn #671415
  01/01/10             5.00        351,675               --          351,675            351,902              --          351,902
Federal Natl Mtge
  Assn #678940
  02/01/18             5.50      1,856,424               --        1,856,424          1,904,564              --        1,904,564
Federal Natl Mtge
  Assn #686227
  02/01/18             5.50      2,528,653               --        2,528,653          2,594,469              --        2,594,469
Federal Natl Mtge
  Assn #696837
  04/01/18             5.50      2,739,943               --        2,739,943          2,810,300              --        2,810,300

 BONDS (CONTINUED)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
Federal Natl Mtge
  Assn #704610
  06/01/33             5.50    $ 9,936,371       $       --      $ 9,936,371(i)    $ 10,122,567     $        --     $ 10,122,567
Federal Natl Mtge
  Assn #712602
  06/01/13             5.00        714,348               --          714,348            721,090              --          721,090
Federal Natl Mtge
  Assn #722325
  07/01/33             4.96      4,476,063               --        4,476,063(g)       4,500,854              --        4,500,854
Federal Natl Mtge
  Assn #725232
  03/01/34             5.00      9,441,311               --        9,441,311(i)       9,525,608              --        9,525,608
Federal Natl Mtge
  Assn #725425
  04/01/34             5.50      8,731,157               --        8,731,157          8,904,273              --        8,904,273
Federal Natl Mtge
  Assn #725431
  08/01/15             5.50      6,492,835               --        6,492,835          6,667,040              --        6,667,040
Federal Natl Mtge
  Assn #725773
  09/01/34             5.50      7,400,391               --        7,400,391          7,534,440              --        7,534,440
Federal Natl Mtge
  Assn #730632
  08/01/33             4.02      1,532,183               --        1,532,183(g)       1,510,787              --        1,510,787
Federal Natl Mtge
  Assn #735212
  12/01/34             5.00      5,669,459               --        5,669,459          5,716,536              --        5,716,536
Federal Natl Mtge
  Assn #735578
  06/01/35             5.00      4,331,665               --        4,331,665          4,364,926              --        4,364,926
Federal Natl Mtge
  Assn #739243
  09/01/33             6.00      2,706,417               --        2,706,417          2,782,363              --        2,782,363
Federal Natl Mtge
  Assn #739331
  09/01/33             6.00      1,409,724               --        1,409,724          1,444,511              --        1,444,511
Federal Natl Mtge
  Assn #743524
  11/01/33             5.00      2,841,728               --        2,841,728          2,867,101              --        2,867,101
Federal Natl Mtge
  Assn #745275
  02/01/36             5.00        995,350               --          995,350          1,002,993              --        1,002,993
Federal Natl Mtge
  Assn #745392
  12/01/20             4.50             --          994,790          994,790                 --       1,000,474        1,000,474
Federal Natl Mtge
  Assn #753508
  11/01/33             5.00      2,866,414               --        2,866,414          2,892,007              --        2,892,007
Federal Natl Mtge
  Assn #791447
  10/01/34             6.00      4,334,878               --        4,334,878(i)       4,439,138              --        4,439,138
Federal Natl Mtge
  Assn #797046
  07/01/34             5.50      2,692,051               --        2,692,051          2,740,815              --        2,740,815
Federal Natl Mtge
  Assn #799769
  11/01/34             5.05      3,566,443               --        3,566,443(g)       3,569,581              --        3,569,581
Federal Natl Mtge
  Assn #799843
  11/01/34             4.84             --        1,075,341        1,075,341(g)              --       1,084,286        1,084,286
Federal Natl Mtge
  Assn #801344
  10/01/34             5.03      3,843,481               --        3,843,481(g)       3,851,667              --        3,851,667
Federal Natl Mtge
  Assn #815463
  02/01/35             5.50      1,750,823               --        1,750,823          1,782,537              --        1,782,537
Federal Natl Mtge
  Assn #829597
  08/01/35             4.74             --        1,313,289        1,313,289(g)              --       1,307,055        1,307,055
Federal Natl Mtge
  Assn #832641
  09/01/35             6.00      6,022,126               --        6,022,126          6,161,321              --        6,161,321
Federal Natl Mtge
  Assn #849082
  01/01/36             5.82      2,559,620               --        2,559,620(g)       2,583,889              --        2,583,889
Federal Natl Mtge
  Assn #849170
  01/01/36             5.95      3,017,448               --        3,017,448(g)       3,052,241              --        3,052,241
Federal Natl Mtge
  Assn #867549
  02/01/36             5.50             --        1,986,295        1,986,295                 --       2,021,965        2,021,965
Federal Natl Mtge
  Assn #878661
  02/01/36             5.50      7,268,229               --        7,268,229          7,348,861              --        7,348,861
Federal Natl Mtge
  Assn #881886
  04/01/36             5.36             --          816,232          816,232(g)              --         824,062          824,062
Federal Natl Mtge
  Assn #883267
  07/01/36             6.50      4,209,791               --        4,209,791          4,349,120              --        4,349,120
Federal Natl Mtge
  Assn #886764
  08/01/36             5.60             --          671,832          671,832(g)              --         686,628          686,628
Federal Natl Mtge
  Assn #887403
  07/01/36             7.00      2,515,995               --        2,515,995          2,635,569              --        2,635,569

 BONDS (CONTINUED)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
Federal Natl Mtge
  Assn #888989
  06/01/37             6.05    $ 5,696,176       $       --      $ 5,696,176(g)    $  5,851,509     $        --     $  5,851,509
Federal Natl Mtge
  Assn #895834
  04/01/36             6.05             --        1,312,595        1,312,595(g)              --       1,349,458        1,349,458
Federal Natl Mtge
  Assn #902818
  11/01/36             5.91      2,014,549               --        2,014,549(g)       2,044,223              --        2,044,223
Federal Natl Mtge
  Assn #919341
  05/01/37             6.50      3,310,688               --        3,310,688          3,406,756              --        3,406,756
Federal Natl Mtge
  Assn #928771
  10/01/37             8.00      5,776,833               --        5,776,833(i)       6,083,937              --        6,083,937
Federal Natl Mtge
  Assn #946609
  09/01/37             5.82             --          984,920          984,920(g)              --       1,004,445        1,004,445
Federal Natl Mtge
  Assn #967656
  12/01/37             6.50             --        3,572,990        3,572,990                 --       3,677,227        3,677,227
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 163 Cl 2
  07/25/22            34.02        493,783               --          493,783(b)          72,472              --           72,472
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 2002-18
  Cl SE
  02/25/32            46.58      2,642,309               --        2,642,309(b)         287,233              --          287,233
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 2003-26
  Cl MI
  03/25/23            13.70      1,529,182               --        1,529,182(b)         209,004              --          209,004
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 2003-63
  Cl IP
  07/25/33            25.88      3,553,978               --        3,553,978(b)         408,092              --          408,092
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 2003-71
  Cl IM
  12/25/31             9.86      1,835,688               --        1,835,688(b)         225,112              --          225,112
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 2003-81
  Cl LI
  11/25/13            59.80      1,251,315               --        1,251,315(b)          11,045              --           11,045
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 36 Cl 2
  08/01/18            15.66          3,987               --            3,987(b)             876              --              876
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 367 C l2
  01/01/36            12.99      2,652,947               --        2,652,947(b)         434,371              --          434,371
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 379 Cl 2
  05/01/37            13.46      5,139,714               --        5,139,714(b)         814,725              --          814,725
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 70 Cl 2
  01/15/20            27.28        177,082               --          177,082(b)          32,598              --           32,598
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Principal Only
  Series G-15 Cl A
  06/25/21             2.49         23,502               --           23,502(c)          21,765              --           21,765

 BONDS (CONTINUED)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Series 2002-52
  Cl FG
  09/25/32             1.90    $ 7,459,317       $       --      $ 7,459,317(h)    $  7,323,500     $        --     $  7,323,500
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Series 2003-133
  Cl GB
  12/25/26             8.00      1,741,536               --        1,741,536          1,859,467              --        1,859,467
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Series 2003-94
  Cl QB
  07/25/23             5.50      1,451,559               --        1,451,559          1,450,382              --        1,450,382
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Series 2003-W11
  Cl A1
  06/25/33             6.29        107,620               --          107,620(g)         105,377              --          105,377
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Series 2004-60
  Cl PA
  04/25/34             5.50      3,031,541               --        3,031,541          3,097,939              --        3,097,939
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Series 2005-50
  Cl AH
  06/25/25             5.00             --        2,000,000        2,000,000                 --       1,911,199        1,911,199
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Series 2006-60
  Cl JF
  10/25/35             1.83      5,258,851               --        5,258,851(h)       5,092,865              --        5,092,865
Federal Natl Mtge
  Assn
  Collateralized
  Mtge Obligation
  Series 2006-90
  Cl FE
  09/25/36             1.85      6,697,825               --        6,697,825(h)       6,554,519              --        6,554,519
Govt Natl Mtge Assn
  12/01/38             5.50      5,000,000               --        5,000,000(e)       5,068,750              --        5,068,750
Govt Natl Mtge Assn
  #615740
  08/15/13             6.00        618,862               --          618,862            642,152              --          642,152
Govt Natl Mtge Assn
  #648339
  10/15/35             5.50             --        1,600,202        1,600,202                 --       1,632,128        1,632,128
Govt Natl Mtge Assn
  #781507
  09/15/14             6.00      2,980,624               --        2,980,624          3,070,300              --        3,070,300
Govt Natl Mtge Assn
  Collateralized
  Mtge Obligation
  Interest Only
  Series 2003-62
  Cl IC
  03/20/29            76.25        970,053               --          970,053(b)          13,505              --           13,505
Govt Natl Mtge Assn
  Collateralized
  Mtge Obligation
  Series 2004-3 Cl
  JB
  05/20/29             5.00             --          457,035          457,035                 --         457,176          457,176
Govt Natl Mtge Assn
  Collateralized
  Mtge Obligation
  Series 2006-32
  Cl A
  01/16/30             5.08      8,548,708               --        8,548,708          8,626,292              --        8,626,292
Harborview Mtge
  Loan Trust
  Collateralized
  Mtge Obligation
  Series 2004-4 Cl
  3A
  06/19/34             3.97        390,964               --          390,964(g)         176,121              --          176,121
Lehman XS Trust
  Series 2006-16N
  Cl A1B
  11/25/46             1.52      1,998,462               --        1,998,462(h)       1,800,303              --        1,800,303
Merrill Lynch
  Alternative Note
  Asset
  Collateralized
  Mtge Obligation
  Series 2007-OAR1
  Cl A1
  02/25/37             1.57      5,139,861               --        5,139,861(h)       1,948,002              --        1,948,002
Morgan Stanley Mtge
  Loan Trust
  Series 2006-13AX
  Cl A1
  10/25/36             1.49      2,770,542               --        2,770,542(h)       2,529,017              --        2,529,017

 BONDS (CONTINUED)

                     COUPON     PRINCIPAL        PRINCIPAL        PRINCIPAL
ISSUER                RATE        AMOUNT           AMOUNT          AMOUNT            VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
Small Business
  Administration
  Series 2002-P10B
  Cl 1
  08/01/12             5.20    $        --       $  493,280      $   493,280       $         --     $   496,813     $    496,813
Washington Mutual
  Mtge Pass-
  Through Ctfs
  Collateralized
  Mtge Obligation
  Series 2006-AR3
  Cl A1A
  02/25/46             3.48      1,800,546               --        1,800,546(g)         758,151              --          758,151
Wells Fargo Mtge
  Backed
  Securities Trust
  Collateralized
  Mtge Obligation
  Series 2005-10
  Cl A1
  10/25/35             5.00      5,316,554               --        5,316,554          4,719,754              --        4,719,754
Wells Fargo Mtge
  Backed
  Securities Trust
  Collateralized
  Mtge Obligation
  Series 2005-14
  Cl 2A1
  12/25/35             5.50      2,849,488               --        2,849,488          2,019,909              --        2,019,909
Wells Fargo Mtge
  Backed
  Securities Trust
  Collateralized
  Mtge Obligation
  Series 2005-5 Cl
  2A1
  05/25/35             5.50      3,819,619               --        3,819,619          3,500,922              --        3,500,922
Wells Fargo Mtge
  Backed
  Securities Trust
  Collateralized
  Mtge Obligation
  Series 2006-AR6
  Cl 5A1
  03/25/36             5.11      3,408,850               --        3,408,850(g)       2,288,186              --        2,288,186
Wells Fargo Mtge
  Backed
  Securities Trust
  Collateralized
  Mtge Obligation
  Series 2007-11
  Cl A68
  08/25/37             6.00      4,573,963               --        4,573,963          2,275,918              --        2,275,918
Wells Fargo Mtge
  Backed
  Securities Trust
  Collateralized
  Mtge Obligation
  Series 2007-15
  Cl A1
  11/25/37             6.00      3,136,295               --        3,136,295          1,956,141              --        1,956,141
                                                                                 ------------------------------------------------
Total                                                                               434,616,183      38,192,460      472,808,643
                                                                                 ------------------------------------------------

TOTAL BONDS
(Cost:
  $774,463,338)                                                                    $664,247,272     $80,543,485     $744,790,757

---------------------------------------------------------------------------------------------------------------------------------



 MONEY MARKET FUNDS (3.9%)(R)

                          SHARES           SHARES          SHARES            VALUE(A)         VALUE(A)        VALUE(A)

                                                         RIVERSOURCE                                         RIVERSOURCE
                                                       SHORT DURATION                                      SHORT DURATION
                                                            U.S.                                                U.S.
                       RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                      SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                     U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                           FUND             FUND          COMBINED             FUND             FUND          COMBINED
RiverSource Short-
  Term Cash Fund,
  0.69%                 23,204,156               --      23,204,156(l)     $23,204,156      $        --      $23,204,156
SSgA U.S. Treasury
  Money Market
  Fund                          --       11,375,635      11,375,635                 --       11,375,635      $11,375,635
                                                                         ------------------------------------------------
TOTAL MONEY MARKET
  FUNDS
(Cost: $34,579,791)                                                        $23,204,156      $11,375,635      $34,579,791

-------------------------------------------------------------------------------------------------------------------------

 SHORT-TERM SECURITIES (18.0%)

                     EFFEC-
                      TIVE    AMOUNT PAYABLE   AMOUNT PAYABLE  AMOUNT PAYABLE
ISSUER                YIELD    AT MATURITY      AT MATURITY      AT MATURITY         VALUE(A)         VALUE(A)        VALUE(A)

                                                                 RIVERSOURCE                                         RIVERSOURCE
                                                               SHORT DURATION                                      SHORT DURATION
                                                                    U.S.                                                U.S.
                               RIVERSOURCE        SELIGMAN       GOVERNMENT        RIVERSOURCE        SELIGMAN       GOVERNMENT
                              SHORT DURATION  U.S. GOVERNMENT       FUND          SHORT DURATION  U.S. GOVERNMENT       FUND
                             U.S. GOVERNMENT     SECURITIES       PRO FORMA      U.S. GOVERNMENT     SECURITIES       PRO FORMA
                                   FUND             FUND          COMBINED             FUND             FUND          COMBINED
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Bank Disc Nts
  12/01/08            0.10%    $23,100,000       $       --      $23,100,000       $ 23,099,808     $        --     $ 23,099,808
  12/04/08            0.22      45,000,000               --       45,000,000         44,998,374              --       44,998,374
  12/05/08            0.35      16,000,000               --       16,000,000         15,998,911              --       15,998,911
  12/09/08            0.35      21,300,000               --       21,300,000         21,297,722              --       21,297,722
  12/12/08            0.18      12,000,000               --       12,000,000         11,999,160              --       11,999,160
  12/15/08            0.20      24,900,000               --       24,900,000         24,897,649              --       24,897,649
  12/23/08            0.20      15,000,000               --       15,000,000         14,997,917              --       14,997,917
  03/25/09            2.91              --        2,500,000        2,500,000                 --       2,493,865        2,493,865
                                                                                 ------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost:
  $163,243,831)                                                                    $157,289,541     $ 2,493,865     $159,783,406
                                                                                 ------------------------------------------------
TOTAL INVESTMENTS IN
  SECURITIES
(Cost:
  $972,286,960)(m)                                                                 $844,740,969     $94,412,985     $939,153,954

---------------------------------------------------------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES

 FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2008

RiverSource Short Duration U.S. Government Fund


                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
U.S. Long Bond, 20-year                                      30       $  3,824,531   March 2009     $    70,963
U.S. Treasury Note, 2-year                                  696        150,901,500   April 2009       1,150,951
U.S. Treasury Note, 5-year                                 (806)       (94,069,017)  April 2009      (1,151,720)
U.S. Treasury Note, 10-year                                (585)       (70,766,719)  March 2009      (1,960,133)
----------------------------------------------------------------------------------------------------------------
Total                                                                                               $(1,889,939)

----------------------------------------------------------------------------------------------------------------


 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS




    (A) Securities are valued by using procedures described in Note 1 to the financial statements.

    (B) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2008.

    (C) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2008.

    (D) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2008, the value of these securities amounted to $6,561,576 or 0.7% of net assets.

    (E) At Nov. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $39,811,910.

    (F) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

    (G) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2008.

    (H) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2008.

    (I) At Nov. 30, 2008, investments in securities included securities valued at $3,974,282 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

    (J) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

    (K) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2008:


                     PRINCIPAL        PRINCIPAL                      SETTLEMENT      PROCEEDS         PROCEEDS
    SECURITY           AMOUNT           AMOUNT                          DATE        RECEIVABLE       RECEIVABLE

                                                      RIVERSOURCE                                                    RIVERSOURCE
                                                     SHORT DURATION                                                 SHORT DURATION
                    RIVERSOURCE                     U.S. GOVERNMENT                RIVERSOURCE                     U.S. GOVERNMENT
                   SHORT DURATION      SELIGMAN           FUND                    SHORT DURATION      SELIGMAN           FUND
                  U.S. GOVERNMENT  U.S. GOVERNMENT     PRO FORMA                 U.S. GOVERNMENT  U.S. GOVERNMENT     PRO FORMA
                        FUND             FUND           COMBINED                       FUND             FUND           COMBINED
Federal Natl
  Mtge Assn
  12/01/23 5.50%     $9,275,000          $--           $9,275,000     12/16/08      $9,347,823          $--           $9,347,823

    SECURITY           VALUE            VALUE

                                                      RIVERSOURCE
                                                     SHORT DURATION
                    RIVERSOURCE                     U.S. GOVERNMENT
                   SHORT DURATION      SELIGMAN           FUND
                  U.S. GOVERNMENT  U.S. GOVERNMENT     PRO FORMA
                        FUND             FUND           COMBINED
Federal Natl
  Mtge Assn
  12/01/23 5.50%     $9,434,419          $--           $9,434,419


    (L) Affiliated Money Market Fund -- See Note 6 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Nov. 30, 2008.

    (M) At Nov. 30, 2008, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                              RIVERSOURCE
                                                                                             SHORT DURATION
                                                          RIVERSOURCE                       U.S. GOVERNMENT
                                                         SHORT DURATION       SELIGMAN            FUND
                                                        U.S. GOVERNMENT   U.S. GOVERNMENT      PRO FORMA
                                                              FUND              FUND            COMBINED
Cost of securities for federal income tax purposes:       $880,033,000      $92,254,000       $972,287,000
Unrealized appreciation                                   $ 10,781,000      $ 2,366,000       $ 13,147,000
Unrealized depreciation                                    (46,073,000)        (207,000)       (46,280,000)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation/depreciation                  $(35,292,000)       2,159,000       $(33,133,000)
-----------------------------------------------------------------------------------------------------------


THREADNEEDLE EMERGING MARKETS FUND (BUYING FUND)

SELIGMAN EMERGING MARKETS FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Oct. 31, 2008

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two Funds at, and for, the 12-month period ended Oct. 31, 2008. These statements have been derived from financial statements prepared for the Threadneedle Emerging Markets Fund and the Seligman Emerging Markets Fund as of Oct. 31, 2008. Threadneedle Emerging Markets Fund invests primarily in equity securities of emerging markets companies or in companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. Seligman Emerging Markets Fund invests primarily in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of, or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

Under the proposed Agreement and Plan of Reorganization, share classes of Seligman Emerging Markets Fund would be exchanged for share classes of Threadneedle Emerging Markets Fund.

      SELLING FUND                                                           BUYING FUND
---------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund Class A                     Threadneedle Emerging Markets Fund Class A
---------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund Class B                     Threadneedle Emerging Markets Fund Class B
---------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund Class C                     Threadneedle Emerging Markets Fund Class C
---------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund Class R(1)                  Threadneedle Emerging Markets Fund Class R2(2)
---------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund Class I(1)                  Threadneedle Emerging Markets Fund Class R5
---------------------------------------------------------------------------------------------------------



(1) Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman Emerging Markets Fund will be redesignated as Class R2 and Class R5 shares, respectively.

(2) The inception date for the Threadneedle Emerging Markets Fund Class R2 shares is expected to be in the third quarter of 2009.

Note: Threadneedle Emerging Markets Fund also offers Class I and Class R4 shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, Threadneedle Emerging Markets Fund, as if the transaction had occurred at the beginning of the fiscal year ending Oct. 31, 2008.

THREADNEEDLE EMERGING MARKETS FUND (BUYING FUND)

SELIGMAN EMERGING MARKETS FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                      THREADNEEDLE             THREADNEEDLE
                                                          THREADNEEDLE    SELIGMAN      EMERGING                 EMERGING
                                                            EMERGING      EMERGING    MARKETS FUND             MARKETS FUND
                                                            MARKETS        MARKETS      PRO FORMA               PRO FORMA
OCT. 31, 2008 (UNAUDITED)                                     FUND          FUND       ADJUSTMENTS               COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                                 $ 424,358,342  $ 95,091,922    $      --             $ 519,450,264
    Affiliated money market fund                         $  13,521,361  $         --    $      --             $  13,521,361
                                                         ------------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers                                 $ 270,514,080  $ 63,721,034    $      --             $ 334,235,114
    Affiliated money market fund                         $  13,521,361  $         --    $      --             $  13,521,361
Cash                                                           667,406       748,010           --                 1,415,416
Foreign currency holdings (identified cost $1,911,096
  for Threadneedle Emerging Markets Fund and $47,117
  for Seligman Emerging Markets Fund)                        1,906,201        47,117           --                 1,953,318
Capital shares receivable                                      202,353       125,371           --                   327,724
Dividends and accrued interest receivable                      435,788       125,347           --                   561,135
Receivable for investment securities sold                   12,802,608        43,743           --                12,846,351
Investment management services fees receivable (Note 2)             --            --       55,609(a)                 55,609
Transfer agency fees receivable (Note 2)                            --            --      235,755(b)                235,755
Unrealized appreciation on forward foreign currency
    contracts                                                       --     1,157,113           --                 1,157,113
Prepaid expenses                                                    --        75,329           --                    75,329
Other assets                                                        --         7,603           --                     7,603
---------------------------------------------------------------------------------------------------------------------------
Total assets                                               300,049,797    66,050,667      291,364               366,391,828

---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                         278,847       353,783           --                   632,630
Payable for investment securities purchased                 17,212,931            --           --                17,212,931
Unrealized depreciation on forward foreign currency
    contracts                                                       --       397,517           --                   397,517
Payable to RiverSource Investments, LLC (Note 2)                    --            --      230,433(f)                230,433
Accrued investment management services fees (Note 2)             8,332        81,475      (89,807)(a)                    --
Accrued distribution fees                                        2,524        27,957           --                    30,481
Accrued transfer agency fees (Note 2)                            2,573            --       (2,573)(b)                    --
Accrued administrative services fees (Note 2)                      607            --       95,843(c)                 96,450
Accrued plan administration services fees (Note 2)                   5            --       25,082(d)                 25,087
Other accrued expenses (Note 2)                                320,472       166,237     (439,842)(e)                46,867
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           17,826,291     1,026,969     (180,864)               18,672,396
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock       $ 282,223,506  $ 65,023,698    $ 472,228             $ 347,719,432
---------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value for Threadneedle
  Emerging Markets Fund and $.001 par value for
  Seligman Emerging Markets Fund (Note 3)                $     576,740  $      9,089    $ 127,194             $     713,023
Additional paid-in capital (Note 3)                        456,206,763    88,980,080     (127,194)              545,059,649
Undistributed (excess of distributions over) net
    investment income (Note 2)                                  (5,170)       (1,486)     472,228                   465,572
Accumulated net realized gain (loss)                       (20,707,820)    6,647,955           --               (14,059,865)
Unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in
    foreign currencies                                    (153,847,007)  (30,611,940)          --              (184,458,947)
---------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                            $ 282,223,506  $ 65,023,698    $ 472,228             $ 347,719,432
---------------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding shares:
                     Class A                             $ 250,088,197  $ 33,557,713    $ 243,709             $ 283,889,619
                            Class B                      $  28,179,486  $  2,060,989    $  14,968             $  30,255,443
                            Class C                      $   3,162,935  $ 17,208,595    $ 124,976             $  20,496,506
                            Class I                      $       7,972           N/A    $      --             $       7,972
                            Class R2                               N/A  $  6,861,199    $  49,829             $   6,911,028
                            Class R4                     $     782,170           N/A    $      --             $     782,170
                            Class R5                     $       2,746  $  5,335,202    $  38,746             $   5,376,694
Shares outstanding
    (Note 3):               Class A shares                  50,453,378     4,533,207           --                57,268,181
                            Class B shares                   6,354,512       317,272           --                 6,823,125
                            Class C shares                     711,847     2,638,190           --                 4,615,804
                            Class I shares                       1,558           N/A           --                     1,558
                            Class R2 shares                        N/A       932,562           --                 1,393,352
                            Class R4 shares                    152,215           N/A           --                   152,215
                            Class R5 shares                        535       668,107           --                 1,048,088
Net asset value per share of outstanding capital
    stock:                  Class A                      $        4.96  $       7.40    $      --             $        4.96
                            Class B                      $        4.43  $       6.50    $      --             $        4.43
                            Class C                      $        4.44  $       6.52    $      --             $        4.44
                            Class I                      $        5.12           N/A    $      --             $        5.12
                            Class R2                               N/A  $       7.36    $      --             $        4.96
                            Class R4                     $        5.14           N/A    $      --             $        5.14
                            Class R5                     $        5.13  $       7.99    $      --             $        5.13
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements

THREADNEEDLE EMERGING MARKETS FUND (BUYING FUND)

SELIGMAN EMERGING MARKETS FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                   THREADNEEDLE    THREADNEEDLE
                                                     THREADNEEDLE     SELIGMAN       EMERGING        EMERGING
                                                       EMERGING       EMERGING     MARKETS FUND    MARKETS FUND
                                                       MARKETS         MARKETS       PRO FORMA      PRO FORMA
YEAR ENDED OCT. 31, 2008 (UNAUDITED)                     FUND           FUND        ADJUSTMENTS      COMBINED
 INVESTMENT INCOME
Income:
Dividends                                           $  17,185,342   $  3,512,330     $      --    $  20,697,672
Interest                                                   64,517         15,571            --           80,088
Income distributions from affiliated money market
  fund                                                    412,142             --            --          412,142
     Less foreign taxes withheld                       (1,058,784)      (164,834)           --       (1,223,618)
---------------------------------------------------------------------------------------------------------------------
Total income                                           16,603,217      3,363,067            --       19,966,284
---------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)            7,352,591      1,587,834      (145,416)(a)    8,795,009
Distribution fees
     Class A                                            1,283,814        165,246            --        1,449,060
     Class B                                              701,567         55,576            --          757,143
     Class C                                               62,513        349,606            --          412,119
     Class R2                                                  --         50,182            --           50,182
Transfer agency fees (Note 2)
     Class A                                              972,852        348,849       (82,692)(b)    1,239,009
     Class B                                              139,042         27,231            --          166,273
     Class C                                               12,334        182,647      (101,605)(b)       93,376
     Class R2                                                  --         58,236       (53,220)(b)        5,016
     Class R4                                                 868             --            --              868
     Class R5                                                   1          5,592          (811)(b)        4,782
Administrative services fees (Note 2)                     498,019             --        95,843(c)       593,862
Plan administration services fees (Note 2)
     Class R2                                                  --             --        25,082(d)        25,082
     Class R4                                               4,342             --            --            4,342
Compensation of board members (Note 2)                     13,359         11,189        (8,508)(e)       16,040
Custodian fees (Note 2)                                   693,125        357,788      (218,706)(e)      832,207
Printing and postage (Note 2)                             117,050         31,315        (7,828)(e)      140,537
Registration fees (Note 2)                                 86,716         74,595       (57,195)(e)      104,116
Professional fees (Note 2)                                 79,151        163,487      (147,605)(e)       95,033
Other (Note 2)                                            168,800         13,879            --          182,679
---------------------------------------------------------------------------------------------------------------------
Total expenses                                         12,186,144      3,483,252      (702,661)      14,966,735
     Expenses waived/reimbursed by RiverSource
       Investments, LLC (Note 2)                           (4,460)      (225,973)      230,433(f)            --
     Earnings and bank fee credits on cash
       balances                                           (14,844)            --            --          (14,844)
---------------------------------------------------------------------------------------------------------------------
Total net expenses                                     12,166,840      3,257,279      (472,228)      14,951,891
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         4,436,377        105,788       472,228        5,014,393
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
     Security transactions                            (18,203,439)     8,831,686            --       (9,371,753)
     Foreign currency transactions                     (1,454,385)     1,052,938            --         (401,447)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               (19,657,824)     9,884,624            --       (9,773,200)
Net change in unrealized appreciation
  (depreciation) on investments and on translation
  of assets and liabilities in foreign currencies    (421,981,869)   (93,108,293)           --     (515,090,162)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                         (441,639,693)   (83,223,669)           --     (524,863,362)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(437,203,316)  $(83,117,881)    $ 472,228    $(519,848,969)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements

THREADNEEDLE EMERGING MARKETS FUND (BUYING FUND)

SELIGMAN EMERGING MARKETS FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Oct. 31, 2008)

1.  BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two Funds at, and for, the 12-month period ended Oct. 31, 2008. These statements have been derived from financial statements prepared for the Threadneedle Emerging Markets Fund and the Seligman Emerging Markets Fund as of Oct. 31, 2008.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

Threadneedle Emerging Markets Fund invests primarily in equity securities of emerging markets companies or in companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

Seligman Emerging Markets Fund invests primarily in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of, or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of Seligman Emerging Markets Fund in exchange for Class A, Class B, Class C, Class R2 and Class R5 shares of Threadneedle Emerging Markets Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined Threadneedle Emerging Markets Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, Threadneedle Emerging Markets Fund, as if the transaction had occurred at the beginning of the year presented.

2.  PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganization. In addition, the Performance Incentive Adjustment (PIA) was calculated based on the combined average net assets of the two funds and the Threadneedle Emerging Markets Fund PIA rate as of Oct. 31, 2008.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each Seligman Emerging Markets Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the change in other fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect no reduction in fees resulting from the Reorganization per the agreement (through Oct. 31, 2009) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

3.  CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class R2 and Class R5 shares of Threadneedle Emerging Markets Fund as if the Reorganization were to have taken place on Oct. 31, 2008. The following table reflects the number of Threadneedle Emerging Markets Fund shares assumed to be issued to the shareholders of the Seligman Emerging Markets Fund.

                                                            SELIGMAN        THREADNEEDLE
                                                            EMERGING          EMERGING
                                                          MARKETS FUND      MARKETS FUND        TOTAL PRO FORMA
                                                         SHARES ISSUED   SHARES OUTSTANDING   SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------
Class A                                                    6,814,803         50,453,378           57,268,181
----------------------------------------------------------------------------------------------------------------
Class B                                                      468,613          6,354,512            6,823,125
----------------------------------------------------------------------------------------------------------------
Class C                                                    3,903,957            711,847            4,615,804
----------------------------------------------------------------------------------------------------------------
Class I                                                          N/A              1,558                1,558
----------------------------------------------------------------------------------------------------------------
Class R2(1),(2)                                            1,393,352                N/A            1,393,352
----------------------------------------------------------------------------------------------------------------
Class R4                                                         N/A            152,215              152,215
----------------------------------------------------------------------------------------------------------------
Class R5(1)                                                1,047,553                535            1,048,088
----------------------------------------------------------------------------------------------------------------



(1) Effective on or about June 13, 2009, the Class R and Class I shares of the Seligman Emerging Markets Fund will be redesignated as Class R2 and Class R5 shares, respectively.

(2) The inception date for the Threadneedle Emerging Markets Fund Class R2 shares is expected to be in the third quarter of 2009.

COMBINED PORTFOLIO OF INVESTMENTS
Threadneedle Emerging Markets Fund

OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES


 COMMON STOCKS (95.8%)(C)

ISSUER                  SHARES        SHARES        SHARES          VALUE(A)       VALUE(A)      VALUE(A)

                                                 THREADNEEDLE                                  THREADNEEDLE
                                                   EMERGING                                      EMERGING
                     THREADNEEDLE    SELIGMAN    MARKETS FUND     THREADNEEDLE     SELIGMAN    MARKETS FUND
                       EMERGING      EMERGING      PRO FORMA        EMERGING       EMERGING      PRO FORMA
                     MARKETS FUND  MARKETS FUND    COMBINED       MARKETS FUND   MARKETS FUND    COMBINED
BERMUDA (0.8%)
Credicorp                 72,761            --         72,761     $  2,857,324    $       $--  $  2,857,324


BRAZIL (12.9%)
AmBev ADR                 54,439            --         54,439        2,313,658             --     2,313,658
Amil Participacoes            --        72,200         72,200(b)            --        333,256       333,256
Banco Bradesco           255,100            --        255,100        2,937,551             --     2,937,551
Banco Itau Holding
ADR                           --        71,700         71,700               --        793,002       793,002
BM&F Bovespa                  --       223,300        223,300(b)            --        596,772       596,772
Companhia
Brasileira de
Distribuicao Grupo
Pao de Acucar ADR             --        23,700         23,700               --        709,341       709,341
Companhia
Energetica de Minas
Gerais ADR                    --        63,800         63,800               --        970,398       970,398
Companhia
Siderurgica
Nasional ADR                  --        35,500         35,500               --        482,800       482,800
Companhia Vale do
Rio Doce ADR             211,011       124,216        335,227        2,768,464      1,629,714     4,398,178
MRV Engenharia e
Participacoes            160,400            --        160,400          833,218             --       833,218
Multiplan
Empreendimentos
Imobiliarios             399,849            --        399,849(b)     2,017,774             --     2,017,774
OdontoPrev                    --        25,800         25,800(b)            --        332,250       332,250
PDG Realty               269,800            --        269,800        1,381,506             --     1,381,506
Petroleo Brasileiro
ADR                      327,760       105,200        432,960        8,813,466      2,828,828    11,642,294
Redecard                 955,100            --        955,100       10,405,191             --    10,405,191
UNIBANCO -- Uniao
de Bancos
Brasileiros GDR           52,661            --         52,661        3,321,857             --     3,321,857
Usinas Siderurgicas
de Minas Gerais               --        85,925         85,925               --      1,009,366     1,009,366
Weg                           --        52,300         52,300               --        296,926       296,926
                                                                -------------------------------------------
Total                                                               34,792,685      9,982,653    44,775,338
                                                                -------------------------------------------


CANADA (0.6%)
Yamana Gold              460,420            --        460,420        2,131,745             --     2,131,745
                                                                -------------------------------------------


CHILE (0.5%)
Enersis ADR                   --        67,400         67,400               --        970,560       970,560
Sociedad Quimica y
Minera de Chile ADR           --        35,700         35,700               --        817,530       817,530
                                                                -------------------------------------------
Total                                                                       --      1,788,090     1,788,090
                                                                -------------------------------------------


CHINA (15.6%)
Angang Steel Series
H                             --       594,000        594,000               --        368,527       368,527
China Construction
Bank Series H          9,620,000            --      9,620,000        4,772,560             --     4,772,560
China Life
Insurance Series H     2,005,000       509,000      2,514,000        5,358,462      1,360,306     6,718,768
China Medical
Tehnologies ADR           77,736            --         77,736        1,894,426             --     1,894,426
China Merchants
Bank Series H          2,439,000            --      2,439,000        3,736,882             --     3,736,882
China Mobile ADR              --        17,400         17,400               --        763,686       763,686
China Overseas Land
& Investment                  --       326,000        326,000               --        363,121       363,121
China Resources
Enterprise                    --       480,000        480,000               --        942,084       942,084
China Shenhua
Energy Series H               --       518,000        518,000(b)            --        959,592       959,592
CNOOC ADR                 71,752        20,700         92,452        5,861,421      1,690,983     7,552,404
First Pacific                 --       784,000        784,000(b)            --        316,808       316,808
Golden Meditech               --     1,768,000      1,768,000               --        253,408       253,408
Hong Kong Exchange
and Clearing                  --        78,400         78,400               --        801,458       801,458
Hopson Development
Holdings                      --       710,000        710,000               --        233,245       233,245
Industrial &
Commercial Bank of
China Series H        18,359,000     2,709,000     21,068,000        8,638,789      1,260,360     9,899,149
Li Ning                1,691,500            --      1,691,500        2,093,436             --     2,093,436
Minth Group            2,484,000            --      2,484,000          868,102             --       868,102
Ping An Insurance
Group of China
Series H               1,825,000            --      1,825,000        7,805,478             --     7,805,478

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(A)       VALUE(A)      VALUE(A)

                                                 THREADNEEDLE                                  THREADNEEDLE
                                                   EMERGING                                      EMERGING
                     THREADNEEDLE    SELIGMAN    MARKETS FUND     THREADNEEDLE     SELIGMAN    MARKETS FUND
                       EMERGING      EMERGING      PRO FORMA        EMERGING       EMERGING      PRO FORMA
                     MARKETS FUND  MARKETS FUND    COMBINED       MARKETS FUND   MARKETS FUND    COMBINED
Shanghai Electric
Group                         --     3,370,000      3,370,000     $         --    $   994,274  $    994,274
Shangri-La Asia               --       858,000        858,000               --      1,200,072     1,200,072
Simcere
Pharmaceutical
Group ADR                     --        65,173         65,173(b)            --        366,924       366,924
Weiqiao Textile               --       530,500        530,500               --        108,495       108,495
WSP Holdings ADR              --       131,400        131,400(b)            --        622,836       622,836

Wumart Stores                 --       712,178        712,178               --        579,738       579,738
                                                                -------------------------------------------
Total                                                               41,029,556     13,185,917    54,215,473
                                                                -------------------------------------------


CZECH REPUBLIC (0.9%)
CEZ                       70,000            --         70,000        3,033,756             --     3,033,756
                                                                -------------------------------------------


EGYPT (0.3%)
Orascom
Construction Inds             --        23,657         23,657               --        796,470       796,470
Talaat Moustafa
Group                         --       598,801        598,801(b)            --        386,706       386,706
                                                                -------------------------------------------
Total                                                                       --      1,183,176     1,183,176
                                                                -------------------------------------------


HONG KONG (6.1%)
China Mobile           2,084,000            --      2,084,000       18,347,176             --    18,347,176
China Overseas Land
& Investment           2,566,000            --      2,566,000        2,897,869             --     2,897,869
                                                                -------------------------------------------
Total                                                               21,245,045             --    21,245,045
                                                                -------------------------------------------


HUNGARY (0.1%)
Richter Gedeon                --         3,543          3,543               --        486,721       486,721
                                                                -------------------------------------------


INDIA (7.7%)
Bajaj Holdings and
Investment                    --        38,655         38,655               --        270,688       270,688
Bharat Heavy
Electricals               91,662        38,576        130,238        2,435,150      1,045,815     3,480,965
Bharti Airtel            412,765        25,465        438,230(b)     5,573,659        347,974     5,921,633
Educomp Solutions             --        10,663         10,663               --        495,118       495,118
Firstsource
Solutions                     --       650,211        650,211(b)            --        199,576       199,576
HDFC Bank ADR                 --         2,400          2,400               --        157,440       157,440
Housing Development
Finance                   87,154            --         87,154        3,163,627             --     3,163,627
Infosys
Technologies             191,779            --        191,779        5,574,974             --     5,574,974
Lanco Infratech               --       108,795        108,795(b)            --        251,704       251,704
Nicholas Piramal
India                         --       160,497        160,497               --        728,710       728,710
Piramal Life
Sciences                      --        54,885         54,885(b)            --         76,176        76,176
Punjab Natl Bank              --        11,114         11,114               --         98,828        98,828
Reliance Inds            145,110        50,927        196,037        4,113,500      1,423,750     5,537,250
Tata Chemicals                --       217,516        217,516               --        712,688       712,688
                                                                -------------------------------------------
Total                                                               20,860,910      5,808,467    26,669,377
                                                                -------------------------------------------


INDONESIA (1.1%)
Bank Rakyat
Indonesia              8,962,000            --      8,962,000        2,729,545             --     2,729,545
Bumi Resources         7,288,500            --      7,288,500(f)     1,136,986             --     1,136,986
                                                                -------------------------------------------
Total                                                                3,866,531             --     3,866,531
                                                                -------------------------------------------


ISRAEL (6.4%)
Bezek Israeli
Telecommunication             --       429,592        429,592               --        637,484       637,484
Check Point
Software
Technologies             297,210            --        297,210(b)     6,009,586             --     6,009,586
Israel Chemicals         491,565        46,862        538,427        4,979,313        466,575     5,445,888
Teva Pharmaceutical
Inds ADR                 190,786        48,300        239,086        8,180,903      2,071,104    10,252,007
                                                                -------------------------------------------
Total                                                               19,169,802      3,175,163    22,344,965
                                                                -------------------------------------------


JORDAN (0.2%)
Hikma
Pharmaceuticals               --       122,439        122,439               --        638,503       638,503
                                                                -------------------------------------------


MALAYSIA (1.5%)
Digi.com                      --        86,900         86,900               --        452,061       452,061
IOI                    2,647,300            --      2,647,300        2,101,445             --     2,101,445

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(A)       VALUE(A)      VALUE(A)

                                                 THREADNEEDLE                                  THREADNEEDLE
                                                   EMERGING                                      EMERGING
                     THREADNEEDLE    SELIGMAN    MARKETS FUND     THREADNEEDLE     SELIGMAN    MARKETS FUND
                       EMERGING      EMERGING      PRO FORMA        EMERGING       EMERGING      PRO FORMA
                     MARKETS FUND  MARKETS FUND    COMBINED       MARKETS FUND   MARKETS FUND    COMBINED
KNM Group              9,350,150            --      9,350,150     $  1,587,707    $        --  $  1,587,707
Kulim                         --       329,400        329,400               --        362,572       362,572
Resorts World                 --       891,500        891,500               --        627,023       627,023
                                                                -------------------------------------------
Total                                                                3,689,152      1,441,656     5,130,808
                                                                -------------------------------------------


MEXICO (7.1%)
America Movil ADR
Series L                 207,252        61,300        268,552        6,412,377      1,896,622     8,308,999
Fomento Economico
Mexicano ADR                  --        19,800         19,800               --        500,742       500,742
Genomma Lab
Internacional                 --       232,200        232,200(b)            --        248,125       248,125
Grupo Financiero
Banorte Series O       1,930,900            --      1,930,900        3,543,198             --     3,543,198
Grupo Televisa ADR       252,920        64,900        317,820        4,466,567      1,146,134     5,612,701
Impulsora del
Dessarrollo y el
Empleo an America
Latina Series B-1             --       347,900        347,900(b)            --        297,408       297,408
Wal-Mart de Mexico
Series V               1,747,500       496,000      2,243,500        4,707,272      1,324,080     6,031,352
                                                                -------------------------------------------
Total                                                               19,129,414      5,413,111    24,542,525
                                                                -------------------------------------------


NORWAY (0.1%)
Copeinca                 110,800            --        110,800(b)       181,059             --       181,059
                                                                -------------------------------------------


PAPUA NEW GUINEA (0.1%)
New Britain Palm
Oil                           --        79,663         79,663               --        252,759       252,759
                                                                -------------------------------------------


PERU (0.2%)
Compania de Minas
Buenaventura Cl B
ADR                           --        67,500         67,500               --        853,200       853,200
                                                                -------------------------------------------


PHILIPPINES (0.2%)
Philippine Long
Distance Telephone
ADR                           --        13,000         13,000               --        531,700       531,700
                                                                -------------------------------------------


QATAR (0.1%)
Commercial Bank of
Qatar GDR                     --       102,600    102,600(b,e)              --        307,800       307,800
                                                                -------------------------------------------


RUSSIA (7.1%)
Cherkizovo Group              --        26,343         26,343(b)            --         67,175        67,175
Eurasia Drilling
GDR                      243,662            --        243,662(b,e,g) 1,339,747             --     1,339,747
Gazprom ADR              617,321        10,081        627,402       12,577,916        200,309    12,778,225
Gazprom ADR                   --       106,687        106,687(e)            --      2,152,943     2,152,943
MMC Norilsk Nickel
ADR                      201,865            --        201,865        2,025,853             --     2,025,853
Mobile Telesystems
ADR                           --        19,600         19,600               --        767,340       767,340
Pharmstandard             72,811            --         72,811(b)     1,830,430             --     1,830,430
Sibirskiy Cement          24,589            --         24,589        1,475,340             --     1,475,340
Vimpel-
Communications ADR       163,588            --        163,588        2,372,026             --     2,372,026
                                                                -------------------------------------------
Total                                                               21,621,312      3,187,767    24,809,079
                                                                -------------------------------------------


SOUTH AFRICA (8.2%)
ABSA Group               335,510            --        335,510        3,517,898             --     3,517,898
Adcock Ingram
Holdings                      --       142,128        142,128(b)            --        498,403       498,403
African Bank
Investments                   --       287,996        287,996               --        795,072       795,072
Aspen Pharmacare              --       181,064        181,064(b)            --        635,741       635,741
Aveng                    720,771            --        720,771        3,571,281             --     3,571,281
Gold Fields              485,399            --        485,399        3,386,473             --     3,386,473
Gold Fields ADR          218,148            --        218,148        1,450,684             --     1,450,684
Impala Platinum
Holdings                 258,879        77,515        336,394        2,707,989        813,547     3,521,536
MTN Group                350,937        94,813        445,750        3,949,297      1,069,973     5,019,270
Murray & Roberts
Holdings                 272,391            --        272,391        1,848,111             --     1,848,111
Sasol                    109,036            --        109,036        3,225,527             --     3,225,527
Truworths Intl                --       339,884        339,884               --      1,157,506     1,157,506
                                                                -------------------------------------------
Total                                                               23,657,260      4,970,242    28,627,502
                                                                -------------------------------------------


SOUTH KOREA (7.9%)
Hyundai Motor             68,408            --         68,408        3,163,629             --     3,163,629

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(A)       VALUE(A)      VALUE(A)

                                                 THREADNEEDLE                                  THREADNEEDLE
                                                   EMERGING                                      EMERGING
                     THREADNEEDLE    SELIGMAN    MARKETS FUND     THREADNEEDLE     SELIGMAN    MARKETS FUND
                       EMERGING      EMERGING      PRO FORMA        EMERGING       EMERGING      PRO FORMA
                     MARKETS FUND  MARKETS FUND    COMBINED       MARKETS FUND   MARKETS FUND    COMBINED
Infopia                   65,450            --         65,450     $    488,514    $        --  $    488,514
KT                        34,150            --         34,150          870,018             --       870,018
LG Electronics            45,653        19,346         64,999        3,411,257      1,430,742     4,841,999
NHN                       33,539            --         33,539(b)     3,572,276             --     3,572,276
Samsung Electronics       27,090            --         27,090       11,430,540             --    11,430,540
Yuhan                     20,363            --         20,363        2,964,512             --     2,964,512
                                                                -------------------------------------------
Total                                                               25,900,746      1,430,742    27,331,488
                                                                -------------------------------------------


SWITZERLAND (0.1%)
Orascom Development
Holding                       --         9,309          9,309(b)            --        269,666       269,666
                                                                -------------------------------------------


TAIWAN (7.6%)
Asustek Computer       2,037,062            --      2,037,062        2,919,344             --     2,919,344
Chunghwa Telecom       1,286,460            --      1,286,460        2,129,621             --     2,129,621
Chunghwa Telecom
ADR                           --        34,600         34,600               --        569,516       569,516
First Financial
Holding                4,196,764            --      4,196,764        1,980,311             --     1,980,311
Hon Hai Precision
Industry               1,098,250       382,910      1,481,160        2,652,248        926,982     3,579,230
MediaTek                      --        89,000         89,000               --        794,255       794,255
President Chain
Store                         --       203,000        203,000               --        476,343       476,343
Taiwan Mobile                 --       576,000        576,000(b)            --        801,575       801,575
Taiwan
Semiconductor Mfg
ADR                    1,119,988       843,000      1,962,988        9,251,101      1,247,355    10,498,456
Tripod Technology      1,008,155            --      1,008,155        1,232,753             --     1,232,753
U-Ming Marine
Transport                635,000            --        635,000          741,724             --       741,724
Yuanta Financial
Holding                       --     1,761,000      1,761,000               --        701,035       701,035
                                                                -------------------------------------------
Total                                                               20,907,102      5,517,061    26,424,163
                                                                -------------------------------------------


THAILAND (1.1%)
Bangkok Bank                  --       310,700        310,700               --        632,382       632,382
Kasikornbank           2,094,800            --      2,094,800        3,066,297             --     3,066,297
Land and House                --     1,502,300      1,502,300               --        165,389       165,389
                                                                -------------------------------------------
Total                                                                3,066,297        797,771     3,864,068
                                                                -------------------------------------------


TURKEY (1.3%)
Akcansa Cimento               --        77,071         77,071               --        128,337       128,337
Aksigorta                     --       130,725        130,725               --        268,434       268,434
Cimsa Cimento
Sanayi ve Ticaret             --        81,322         81,322               --        153,435       153,435
Haci Omer Sabanci
Holding                       --       141,547        141,547               --        344,308       344,308
Koc Holding                   --       182,184        182,184               --        340,601       340,601
Turkiye Garanti
Bankasi                2,008,865            --      2,008,865(b)     3,374,384             --     3,374,384
                                                                -------------------------------------------
Total                                                                3,374,384      1,235,115     4,609,499
                                                                -------------------------------------------
TOTAL COMMON STOCKS
(Cost:
$518,063,882)                                                     $270,514,080    $62,457,280  $332,971,360

-----------------------------------------------------------------------------------------------------------


 PREFERRED STOCKS (0.4%)

                        SHARES        SHARES        SHARES          VALUE(A)       VALUE(A)      VALUE(A)

                                                 THREADNEEDLE                                  THREADNEEDLE
                                                   EMERGING                                      EMERGING
                     THREADNEEDLE    SELIGMAN    MARKETS FUND     THREADNEEDLE     SELIGMAN    MARKETS FUND
                       EMERGING      EMERGING      PRO FORMA        EMERGING       EMERGING      PRO FORMA
                     MARKETS FUND  MARKETS FUND    COMBINED       MARKETS FUND   MARKETS FUND    COMBINED
BRAZIL
Companhia de
Bedidas das
Americas                      --        22,300         22,300     $         --    $   936,672  $    936,672
Petroleo Brasileiro           --        30,400         30,400               --        327,082       327,082
                                                                -------------------------------------------
                                                                            --      1,263,754     1,263,754
TOTAL PREFERRED
STOCKS
(Cost: $1,386,382)                                                $         --    $ 1,263,754  $  1,263,754

-----------------------------------------------------------------------------------------------------------

 MONEY MARKET FUND (3.9%)

                        SHARES        SHARES        SHARES          VALUE(A)       VALUE(A)      VALUE(A)

                                                 THREADNEEDLE                                  THREADNEEDLE
                                                   EMERGING                                      EMERGING
                     THREADNEEDLE    SELIGMAN    MARKETS FUND     THREADNEEDLE     SELIGMAN    MARKETS FUND
                       EMERGING      EMERGING      PRO FORMA        EMERGING       EMERGING      PRO FORMA
                     MARKETS FUND  MARKETS FUND    COMBINED       MARKETS FUND   MARKETS FUND    COMBINED
RIVERSOURCE SHORT-
TERM CASH FUND,
1.60%                 13,521,361            --     13,521,361(d)  $ 13,521,361    $        --  $ 13,521,361
TOTAL MONEY MARKET
FUND
(Cost: $13,521,361)                                               $ 13,521,361    $        --  $ 13,521,361
                                                                -------------------------------------------

TOTAL INVESTMENTS
IN SECURITIES
(Cost:
$532,971,625)(h)                                                  $284,035,441    $63,721,034  $347,756,475

-----------------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Oct. 31, 2008:


INDUSTRY                                VALUE         VALUE         VALUE

                                                                THREADNEEDLE
                                                                  EMERGING
                                    THREADNEEDLE    SELIGMAN    MARKETS FUND
                     PERCENTAGE OF    EMERGING      EMERGING      PRO FORMA
                       NET ASSETS   MARKETS FUND  MARKETS FUND    COMBINED
Auto Components            0.2%     $    868,102   $        --  $    868,102
Automobiles                0.9         3,163,629            --     3,163,629
Beverages                  1.1         2,313,658     1,437,414     3,751,072
Biotechnology               --                --        76,176        76,176
Chemicals                  2.0         4,979,313     1,996,793     6,976,106
Commercial Banks          13.7        44,476,596     3,249,812    47,726,408
Computers &
Peripherals                0.8         2,919,344            --     2,919,344
Construction &
Engineering                1.5         3,571,281     1,627,354     5,198,635
Distributors               0.3                --       942,084       942,084
Diversified
Consumer Services          0.1                --       495,118       495,118
Diversified
Financial Services         1.0                --     3,509,333     3,509,333
Diversified
Telecommunication
Services                   2.1         5,371,665     1,738,700     7,110,365
Electric Utilities         1.4         3,033,756     1,940,958     4,974,714
Electrical
Equipment                  1.3         2,435,150     2,040,089     4,475,239
Electronic
Equipment,
Instruments &
Components                 1.4         3,885,001       926,982     4,811,983
Energy Equipment &
Services                   1.7         2,927,454     2,976,088     5,903,542
Food & Staples
Retailing                  2.2         4,707,272     3,089,502     7,796,774
Food Products              1.0         2,282,504       999,314     3,281,818
Health Care
Equipment &
Supplies                   0.9         2,382,940       585,658     2,968,598
Household Durables         2.0         5,625,981     1,430,742     7,056,723
Industrial
Conglomerate               0.6         1,848,111       340,601     2,188,712
Insurance                  4.4        13,163,940     1,961,996    15,125,936
Internet Software &
Services                   1.0         3,572,276            --     3,572,276
IT Services                4.7        15,980,165       199,576    16,179,741
Leisure Equipment &
Products                   1.2         2,093,436     2,205,256     4,298,692
Machinery                  0.1                --       296,926       296,926
Marine                     0.2           741,724            --       741,724
Media                      1.6         4,466,567     1,146,134     5,612,701
Metals & Mining            5.7        14,471,208     5,157,154    19,628,362
Multi-Utilities            0.4         1,475,340            --     1,475,340
Oil, Gas &
Consumable Fuels          12.4        35,728,816     7,230,235    42,959,051
Pharmaceuticals            5.4        12,975,845     5,674,231    18,650,076
Real Estate
Management &
Development                1.8         4,915,643     1,148,461     6,064,104
Semiconductors &
Semiconductor
Equipment                  6.5        20,681,641     2,041,610    22,723,251
Software                   1.7         6,009,586            --     6,009,586
Specialty Retail           0.3                --     1,157,506     1,157,506
Thrifts & Mortgage
Finance                    0.9         3,163,627            --     3,163,627
Wireless
Telecommunication
Services                  11.6        34,282,510     6,099,231    40,381,741
Other(1)                   3.9        13,521,361            --    13,521,361

----------------------------------------------------------------------------
Total                               $284,035,442   $63,721,034  $347,756,476
----------------------------------------------------------------------------



   (1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES

 FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCT. 31, 2008

Seligman Emerging Markets Fund


                         CURRENCY TO         CURRENCY TO      UNREALIZED    UNREALIZED
EXCHANGE DATE           BE DELIVERED         BE RECEIVED     APPRECIATION  DEPRECIATION
Nov. 3, 2008                     21,594              13,990   $        1     $      --
                           Turkish Lira         U.S. Dollar
---------------------------------------------------------------------------------------
Nov. 4, 2008                    382,864              30,314          560            --
                           Mexican Peso         U.S. Dollar
---------------------------------------------------------------------------------------
Nov. 21, 2008                 2,689,000           2,007,166      276,908            --
                           Turkish Lira         U.S. Dollar
---------------------------------------------------------------------------------------
Nov. 21, 2008                   143,608             205,000           --       (11,699)
                            U.S. Dollar        Turkish Lira
---------------------------------------------------------------------------------------
Nov. 21, 2008                 1,075,623           1,502,000           --      (109,150)
                            U.S. Dollar        Turkish Lira
---------------------------------------------------------------------------------------
Jan. 22, 2009             2,158,287,000           2,122,627      432,372            --
                       South Korean Won         U.S. Dollar
---------------------------------------------------------------------------------------
Jan. 22, 2009                 1,035,398       1,312,885,000           --        (7,217)
                            U.S. Dollar    South Korean Won
---------------------------------------------------------------------------------------
Jan. 22, 2009                   539,048         549,560,000           --      (108,662)
                            U.S. Dollar    South Korean Won
---------------------------------------------------------------------------------------
Jan. 22, 2009                   291,183         295,842,000           --       (59,495)
                            U.S. Dollar    South Korean Won
---------------------------------------------------------------------------------------
Feb. 19, 2009                94,682,000             502,185       45,664            --
                       Hungarian Forint         U.S. Dollar
---------------------------------------------------------------------------------------
Feb. 19, 2009                    80,830          14,648,000           --       (10,203)
                            U.S. Dollar    Hungarian Forint
---------------------------------------------------------------------------------------
Sept. 29, 2009               20,663,000           2,304,723      356,083            --
                     South African Rand         U.S. Dollar
---------------------------------------------------------------------------------------
Sept. 29, 2009                2,570,000             287,891       45,525            --
                     South African Rand         U.S. Dollar
---------------------------------------------------------------------------------------
Sept. 29, 2009                1,077,058          10,455,000           --       (91,091)
                            U.S. Dollar  South African Rand
---------------------------------------------------------------------------------------
Total                                                         $1,157,113     $(397,517)

---------------------------------------------------------------------------------------


 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS




    (A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

    (B) Non-income producing.

    (C)  Foreign security values are stated in U.S. dollars.

    (D) Affiliated Money Market Fund -- See Note 5 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

    (E) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $3,800,490 or 1.1% of net assets.

    (F) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

    (G) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                                                            VALUE AS A         VALUE AS A         VALUE AS A
                                                                           PERCENTAGE OF      PERCENTAGE OF      PERCENTAGE OF
                                                                           THREADNEEDLE         SELIGMAN           PRO FORMA
                                         ACQUISITION                     EMERGING MARKETS   EMERGING MARKETS       COMBINED
SECURITY                                    DATES              COST       FUND NET ASSETS    FUND NET ASSETS      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Eurasia Drilling GDR*              11-02-07 thru 04-15-08   $5,741,380         0.47%               --                0.39%



  * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

    (H) At Oct. 31, 2008, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                                  THREADNEEDLE
                                                                                                    EMERGING
                                                          THREADNEEDLE            SELIGMAN        MARKETS FUND
                                                            EMERGING              EMERGING         PRO FORMA
                                                          MARKETS FUND          MARKETS FUND        COMBINED
Cost of securities for federal income tax purposes:      $ 449,749,120          $ 95,827,053     $ 545,576,173
Unrealized appreciation                                  $   2,377,852          $  2,878,916     $   5,256,768
Unrealized depreciation                                   (168,091,531)          (34,984,935)     (203,076,466)
--------------------------------------------------------------------------------------------------------------
Net unrealized depreciation                              $(165,713,679)         $(32,106,019)    $(197,819,698)
--------------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a)    Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit
          No. 1 to Post-Effective Amendment No. 17 to Registration Statement No.
          2-86637, are incorporated by reference.

(1)(b)    Articles of Amendment, dated June 16, 1999, filed electronically as
          Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 34 to
          Registration Statement No. 2-86637 filed on or about July 25, 2001 are incorporated by reference.

(1)(c)    Articles of Amendment to the Articles of Incorporation, dated Nov. 14,
          2002, filed electronically as Exhibit (a)(3) to Registrant's
          Post-Effective Amendment No. 36 to Registration Statement No. 2-86637, are incorporated by reference.

(1)(d) Articles of Amendment, dated April 21, 2006, filed electronically on or about July 25, 2006 as Exhibit (a)(4) to Registrant's
          Post-Effective Amendment No. 42 to Registration Statement No. 2-86637 are incorporated by reference.

(2)       By-laws, as amended April 13, 2006, filed electronically on or about
          July 28, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment
          No. 45 to Registration Statement No. 2-86637 are incorporated by reference.

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)       Not applicable.

(6)       Investment Management Services Agreement, dated May 1, 2006, between
          Registrant and RiverSource Investments, LLC filed electronically on or about July 25, 2006 as Exhibit (d) to Registrant's Post-Effective
          Amendment No. 42 to Registration Statement No. 2-86637 is incorporated by reference.

(7)(a) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors,
          Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective
          Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(7)(b)    Distribution Agreement, effective Nov. 7, 2008, between Registrant and
          Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (e)(2) to RiverSource Investment Series, Inc.
          Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(7)(c)    Form of Service Agreement for RiverSource Distributors, Inc. and
          RiverSource Service Corporation filed electronically on or about Aug.
          27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc.
          Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(7)(d) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series,
          Inc. Post-Effective Amendment No. 39 to Registration Statement No.
          33-20872 is incorporated by reference.

(8) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource
          Equity Series, Inc. Post-Effective Amendment No. 105 to Registration
          Statement No. 2-13188 is incorporated by reference.

(9)       Form of Master Global Custody Agreement with JP Morgan Chase Bank,
          N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No.
          18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)(a)   Plan of Distribution and Agreement of Distribution, dated Aug. 1,
          2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about March
          27, 2009 as Exhibit (m)(1) to RiverSource Income Series, Inc.
          Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(10)(b)   Plan of Distribution and Agreement of Distribution, effective Nov. 7,
          2008, amended and restated Nov. 12, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about March 27, 2009 as Exhibit (m)(2) to RiverSource Income Series, Inc.
          Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(10)(c) Rule 18f - 3(d) Plan, amended and restated as of Nov. 12, 2008, filed electronically on or about March 27, 2009 as Exhibit (n) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to
          Registration Statement No. 2-10700 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith as Exhibit (11).

(12)      Tax opinion to be filed by Amendment.

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and Ameriprise Financial,
          Inc. filed electronically on or about Feb. 27, 2009 as Exhibit (h)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to
          Registration Statement No. 333-146374 is incorporated by reference.

(13)(b) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service
          Corporation filed electronically on or about March 27, 2009 as Exhibit
          (h)(3) to RiverSource Income Series, Inc. Post-Effective Amendment No.
          105 to Registration Statement No. 2-10700 is incorporated by reference.

(13)(c)   Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated
          Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit (h)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to
          Registration Statement No. 2-10700 is incorporated by reference.

(13)(d) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource
          Group of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective
          Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(e) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between RiverSource Investments, LLC,
          Ameriprise Financial, Inc., RiverSource Service Corporation,
          RiverSource Distributors, Inc., Seligman Advisors, Inc. (now known as
          RiverSource Fund Distributors, Inc.) and the Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (h)(3) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to
          Registration Statement No. 333-146374 is incorporated by reference.

(14)(a)   Consent of Independent Registered Public Accounting Firm (Deloitte &
          Touche LLP), dated April 13, 2009 is filed electronically herewith as Exhibit (14)(a).

(14)(b)   Consent of Independent Registered Public Accounting Firm (Ernst &
          Young LLP), dated April 13, 2009 is filed electronically herewith as Exhibit (14)(b).

(15)      Financial Statements: Not applicable.

(16)      Directors/Trustees Power of Attorney to sign this Registration
          Statement and its amendments, dated Jan. 8, 2009, filed electronically on or about Feb. 27, 2009 as Exhibit (16) to Registration Statement
          No. 333-157590 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to
          Registration Statement No. 33-20872 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April
          25, 2008 as Exhibit (p)(2) to RiverSource Variable Series

          Trust Post-Effective Amendment No. 3 to Registration Statement No.
          333-146374 is incorporated by reference.

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov.
          25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc.
          Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(17)(d) Prospectus, dated May 1, 2008, for Seligman High-Yield Fund is filed electronically herewith as Exhibit (17)(d).

(17)(e)   Statement of Additional Information, dated April 1, 2009, for
          RiverSource High Yield Bond Fund is filed electronically herewith as Exhibit (17)(e).

(17)(f)   Statement of Additional Information, dated May 1, 2008, for Seligman
          High-Yield Fund is filed electronically herewith as Exhibit (17)(f).

(17)(g) Prospectus, dated July 30, 2008, for RiverSource High Yield Bond Fund is filed electronically herewith as Exhibit (17)(g).

(17)(h)   Annual Report for the period ended Dec. 31, 2008 for Seligman High
          Income Fund Series, Inc. (on behalf of its series Seligman High-Yield
          Fund) is filed electronically herewith as Exhibit (17)(h).

(17)(i)   Annual Report for the period ended May 31, 2008 for RiverSource High
          Yield Bond Fund is filed electronically herewith as Exhibit (17)(i).

(17)(j)   Semiannual Report for the period ended Nov. 30, 2008 for RiverSource
          High Yield Bond Fund is filed electronically herewith as Exhibit
          (17)(j).

(17)(k) Supplement dated April 3, 2009 to the prospectuses dated May 1, 2008 of Seligman High-Yield Fund is filed electronically herewith as Exhibit (17)(k).

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time following the reorganization.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis, and State of Minnesota on the 14th day of April, 2009.

RIVERSOURCE HIGH YIELD INCOME SERIES,
INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of April, 2009.

Signature                              Capacity
---------                         ------------------


/s/ Stephen R. Lewis, Jr.*        Chair of the Board
-------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*            Director
-------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*              Director
-------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*            Director
-------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*            Director
-------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                Director
-------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*              Director
-------------------------------
Jeffrey Laikind


/s/ John F. Maher*                Director
-------------------------------
John F. Maher


/s/ Catherine James Paglia*       Director
-------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*              Director
-------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*         Director
-------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*          Director
-------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Feb. 27, 2009 as Exhibit (16) to Registration Statement No. 333-157590, by:


/s/ Scott R. Plummer
-------------------------------
Scott R. Plummer

                                 EXHIBIT INDEX

(11) Opinion and consent of counsel as to the legality of the securities being registered.

(14)(a)   Consent of Independent Registered Public Accounting Firm (Deloitte &
          Touche LLP).

(14)(b)   Consent of Independent Registered Public Accounting Firm (Ernst &
          Young LLP).

(17)(d)   Prospectus, dated May 1, 2008, for Seligman High-Yield Fund.

(17)(e)   Statement of Additional Information, dated April 1, 2009, for
          RiverSource High Yield Bond Fund.

(17)(f)   Statement of Additional Information, dated May 1, 2008, for Seligman
          High-Yield Fund.

(17)(g)   Prospectus, dated July 30, 2008, for RiverSource High Yield Bond Fund.

(17)(h)   Annual Report for the period ended Dec. 31, 2008 for Seligman High
          Income Fund Series, Inc. (on behalf of its series Seligman High-Yield
          Fund).

(17)(i)   Annual Report for the period ended May 31, 2008 for RiverSource High
          Yield Bond Fund.

(17)(j)   Semiannual Report for the period ended Nov. 30, 2008 for RiverSource
          High Yield Bond Fund.

(17)(k) Supplement dated April 3, 2009 to the prospectuses dated May 1, 2008 of Seligman High-Yield Fund.